UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-09729

iShares Trust
(Exact name of registrant as specified in charter)

c/o: BlackRock Fund Advisors 400 Howard Street, San Francisco, CA		94105
(Address of principal executive offices)		(Zip code)

The Corporation Trust Company 1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(415) 670-2000

Date of fiscal year end:	March 31, 2024

Date of reporting period:	March 31, 2024

Item 1.   Reports to Stockholders.

(a) The Report to Shareholders is attached herewith.

March 31, 2024
iShares Trust
iShares U.S. Aerospace & Defense ETF | ITA | Cboe BZX
iShares U.S. Broker-Dealers & Securities Exchanges ETF | IAI | NYSE Arca
iShares U.S. Healthcare Providers ETF | IHF | NYSE Arca
iShares U.S. Home Construction ETF | ITB | Cboe BZX
iShares U.S. Infrastructure ETF | IFRA | Cboe BZX
iShares U.S. Insurance ETF | IAK | NYSE Arca
iShares U.S. Medical Devices ETF | IHI | NYSE Arca
iShares U.S. Oil & Gas Exploration & Production ETF | IEO | Cboe BZX
iShares U.S. Oil Equipment & Services ETF | IEZ | NYSE Arca
iShares U.S. Pharmaceuticals ETF | IHE | NYSE Arca
iShares U.S. Real Estate ETF | IYR | NYSE Arca
iShares U.S. Regional Banks ETF | IAT | NYSE Arca
iShares U.S. Telecommunications ETF | IYZ | Cboe BZX
2024 Annual Report

Dear Shareholder,
The combination of continued economic growth and cooling inflation provided a supportive backdrop for investors during the 12-month reporting period ended March 31, 2024. Higher interest rates helped to rein in inflation, and the Consumer Price Index decelerated substantially while remaining above pre-pandemic levels. A moderating labor market helped ease inflationary pressure, although wages continued to grow.
Wage and job growth powered robust consumer spending, backstopping the economy. On October 7,
2023, Hamas launched a horrific attack on Israel. The ensuing war has had a significant humanitarian impact and could lead to heightened economic and market volatility. We see geopolitics as a structural market risk going forward. See our geopolitical risk dashboard at blackrock.com for more details.
Equity returns were robust during the period, as interest rates stabilized and the economy proved to be more resilient than many investors expected. The U.S. economy continued to show strength, and growth further accelerated in the second half of 2023. Large-capitalization U.S. stocks posted particularly substantial gains, supported by the performance of a few notable technology companies, while small-
capitalization U.S. stocks’ advance was slower but still robust. Meanwhile, international developed market equities also gained strongly, while emerging market stocks advanced at a more modest pace.
The 10-year U.S. Treasury yield rose during the reporting period, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. However, higher yields drove positive returns overall for 10-year U.S. Treasuries and solid gains in shorter-duration U.S. Treasuries. The corporate bond market benefited from improving economic sentiment, although high-yield corporate bond prices fared significantly better than investment-grade bonds as demand from yield-seeking investors remained strong.
The U.S. Federal Reserve (the “Fed”), attempting to manage persistent inflation, raised interest rates twice during the 12-month period, but paused its tightening after its July meeting. The Fed also continued
to reduce its balance sheet by not replacing some of the securities that reach maturity.
Supply constraints appear to have become an embedded feature of the new macroeconomic environment, making it difficult for developed economies to increase production without sparking higher inflation.
Geopolitical fragmentation and an aging population risk further exacerbating these constraints, keeping the labor market tight and wage growth high. Although the Fed has stopped tightening for now, we believe that the new economic regime means that the Fed will need to maintain high rates for an extended period despite the market’s hopes for rapid interest rate cuts, as reflected in the ongoing rally. In this new regime, we anticipate greater volatility and dispersion of returns, creating more opportunities for selective portfolio management.
Looking at developed market stocks, we have an overweight stance on U.S. stocks overall, particularly given the promise of emerging AI technologies. We are also overweight Japanese stocks as shareholder-
friendly policies generate increased investor interest, although we maintain an underweight stance on
European stocks. In credit, there are selective opportunities in the near term despite tighter credit and financial conditions. For fixed income investing with a six- to twelve-month horizon, we see the most attractive investments in short-term U.S. Treasuries and hard-currency emerging market bonds.
Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock, Inc.
The Markets in Review
Rob Kapito
President, BlackRock, Inc.
Total Returns as of March 31, 2024
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
6-Month 12-Month
U.S. large cap equities
(S&P 500
®
Index)
23.48% 29.88%
U.S. small cap equities
(Russell 2000
®
Index)
19.94 19.71
International equities
(MSCI Europe, Australasia,
Far East Index)
16.81 15.32
Emerging market equities
(MSCI Emerging Markets
Index)
10.42 8.15
3-month Treasury bills
(ICE BofA 3-Month U.S.
Treasury Bill Index)
2.68 5.24
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
4.88 (2.44)
U.S. investment grade bonds
(Bloomberg U.S. Aggregate
Bond Index)
5.99 1.70
Tax-exempt municipal bonds
(Bloomberg Municipal Bond
Index)
7.48 3.13
U.S. high yield bonds
(Bloomberg U.S. Corporate
High Yield 2% Issuer Capped
Index)
8.73 11.15

This Page is not Part of Your Fund Report

Page

The Markets in Review ................................................................................................... 2
Annual Report:

Financial Statements:

Important Tax Information
(unaudited)
................................................................................................. 116

Market Overview

2024
iShares Annual Report to Shareholders
iShares Trust
Domestic Market Overview
U.S. stocks advanced for the 12 months ended March 31, 2024 (“reporting period”), when the Russell 3000
®
Index, a broad measure of U.S. equity market performance,
returned 29.29%. The economy showed notable resilience even as interest rates rose, and analysts’ optimism about the economy’s trajectory improved. Meanwhile, inflation decelerated notably, enabling a pause in monetary policy tightening and providing a supportive backdrop for equities.
The U.S. economy grew at a robust pace in 2023 despite concerns about the impact of higher interest rates on growth. The U.S. consumer helped to power the expansion, as consumer spending continued to grow in both nominal and real (inflation-adjusted) terms. A strong labor market bolstered consumer spending, as employers continued to add jobs, and average hourly wages increased notably. Consumer spending was also supported by higher asset values, as both home prices and strong equity performance increased household net worth. Government spending also stimulated the economy, as the federal deficit increased amid rising expenditures, while state and local governments also boosted spending to fill personnel vacancies.
Despite high spending and healthy household balance sheets, consumer sentiment remained below pre-pandemic levels, as elevated inflation and high interest rates weighed on consumers’ outlook. While inflation declined early in the reporting period — decreasing from 4.9% in April 2023 to 3% in June 2023 — it remained stubbornly persistent thereafter, fluctuating between 3% and 4%, above the pre-pandemic average. While improved supply chains eased goods inflation, the tight labor market kept labor costs near record highs, and growing services inflation was a significant driver of inflation’s overall persistence.
To counteract inflation, the U.S. Federal Reserve (“Fed”) raised interest rates twice early in the reporting period, reaching the highest level since 2001. However, the Fed paused its interest rate increases thereafter as inflation edged down, keeping interest rates steady after its July 2023 meeting. The Fed also continued to decrease the size of its balance sheet by reducing the store of U.S. Treasuries it had accumulated to stabilize markets in the early phases of the coronavirus pandemic. Projections released by the Fed late in the reporting period included several interest rate decreases later in 2024, as it forecast inflation would continue to moderate despite the robust economy.
The strong economy supported corporate profits, which grew substantially in the last three quarters of 2023. Despite higher input costs, companies were able to raise prices sufficiently to widen profit margins, as the U.S. consumer continued to spend. Firms increasingly kept assets in short-term investments that earned higher yields due to elevated interest rates. This helped to mitigate the negative impact of higher borrowing costs, which drove a rise in interest expense. Innovations in computing also drove enthusiasm for equities, as new technologies drove hopes for economy-wide improvements in productivity.
Despite the strong economic conditions during the reporting period, analysts noted several areas of caution about potential disruptions to markets. Geopolitical tensions were high amid Russia’s ongoing invasion of Ukraine and fighting in Gaza following Hamas’ terrorist attack on Israel. Missile attacks on a major shipping lane in the Middle
East raised concerns about a wider conflict while disrupting some supply chains. While inflation declined during the reporting period, it remained more persistent than some analysts expected, raising concerns about the effect of continued inflation on the Fed’s interest rate policy.

iShares
®
U.S. Aerospace & Defense ETF
5
Fund Summary
Fund Summary
as of March 31, 2024
Investment Objective
The iShares U.S. Aerospace & Defense ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the aerospace and defense sector, as represented by the Dow Jones U.S. Select Aerospace & Defense Index
TM
(the “Index”). The Fund invests in a representative sample of securities included in the
Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
GROWTH OF $10,000 INVESTMENT
(AT NET ASSET VALUE)
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Average Annual Total Returns Cumulative Total Returns
1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV .................................. 15.74% 6.93% 10.46% 15.74% 39.83% 170.43%
Fund Market ................................
15.76 6.94 10.46 – % 15.76 39.84 170.35
Index ..................................... 16.17 7.36 10.92 16.17 42.64 181.99
Actual Hypothetical 5% Return
Beginning
Account Value
(10/01/23)
Ending
Account Value
(03/31/24)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(10/01/23)
Ending
Account Value
(03/31/24)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 1,252.30  $ 2.20  $ 1,000.00  $ 1,023.05  $ 1.97  0.39%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Fund Summary
as of March 31, 2024 (continued)
iShares
®
U.S. Aerospace & Defense ETF
6
2024
iShares Annual Report to Shareholders
Portfolio Management Commentary
U.S. aerospace and defense stocks posted a solid advance for the reporting period, as receding inflation, shifting monetary policy, and robust U.S. economic growth supported equities. Heightened geopolitical tensions drove higher defense spending globally, as the war in Ukraine continued, a terrorist attack by Hamas triggered conflict in Gaza, and a Yemeni rebel group targeted shipping in the Red Sea. The U.S. sent billions in military aid to Ukraine, and Congress continued to consider additional aid proposals. Similarly, the U.S. made significant military contributions to Israel following the start of hostilities in October 2023. Aid to both Ukraine and Israel frequently took the form of transfers of existing U.S. military stockpiles, with funds allocated to orders for replenishment from defense contractors.
Meanwhile, civilian air travel continued to recover from the impact of the COVID-19 pandemic, benefiting aerospace companies making and servicing aircraft and related equipment. The number of passengers transiting through U.S. airports exceeded pre-pandemic levels, and airlines anticipated further increases in passenger volume. In response, aircraft orders grew sharply in 2023, and a large U.S.-based airline placed a significant order for new aircraft in 2024, further supporting the aerospace and defense industry.
The positive environment for aerospace benefited the earnings of suppliers of aircraft equipment, driving strong revenue and profit margins, helped by robust sales of aftermarket services. The healthy commercial aerospace market further benefited sales of components for engines and other aircraft parts. Makers of law enforcement equipment also gained, as demand for nonlethal weapons, body cameras, and related cloud-based storage and services propelled sales growth. Demand was also high for private jets, as travel on corporate planes rebounded, benefiting manufacturers of parts for these aircraft.
Portfolio Information
INDUSTRY ALLOCATION
Industry
Percent of
Total Investments
(a)
Aerospace & Defense ............................. 99.6%
Leisure Products ................................ 0.4
a a
(a)
Excludes money market funds.
TEN LARGEST HOLDINGS
Security
Percent of
Total Investments
(a)
RTX Corp. .................................... 17.5%
Boeing Co. (The) ................................ 15.0
Lockheed Martin Corp. ............................ 12.9
TransDigm Group, Inc. ............................ 4.6
Textron, Inc. ................................... 4.6
Northrop Grumman Corp. .......................... 4.6
General Dynamics Corp. ........................... 4.6
Howmet Aerospace, Inc. ........................... 4.4
Axon Enterprise, Inc. ............................. 4.4
L3Harris Technologies, Inc. ......................... 4.4
aaa aa

iShares
®
U.S. Broker-Dealers & Securities Exchanges ETF
7
Fund Summary
Fund Summary
as of March 31, 2024
Investment Objective
The iShares U.S. Broker-Dealers & Securities Exchanges ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the investment services sector, as represented by the Dow Jones U.S. Select Investment Services Index
TM
(the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
GROWTH OF $10,000 INVESTMENT
(AT NET ASSET VALUE)
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Average Annual Total Returns Cumulative Total Returns
1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV .................................. 29.02% 16.65% 13.51% 29.02% 115.96% 255.13%
Fund Market ................................
29.04 16.66 13.51 – % 29.04 116.10 255.22
Index ..................................... 29.44 17.04 13.93 29.44 119.61 268.55
Actual Hypothetical 5% Return
Beginning
Account Value
(10/01/23)
Ending
Account Value
(03/31/24)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(10/01/23)
Ending
Account Value
(03/31/24)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 1,281.30  $ 2.22  $ 1,000.00  $ 1,023.05  $ 1.97  0.39%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Fund Summary
as of March 31, 2024 (continued)
iShares
®
U.S. Broker-Dealers & Securities Exchanges ETF
8
2024
iShares Annual Report to Shareholders
Portfolio Management Commentary
Stocks of U.S. broker-dealers and securities exchanges posted strong returns for the reporting period, as a growing economy and robust bond and equity markets supported earnings. The Fed raised interest rates to the highest level in 22 years, and inflation cooled significantly, raising investor hopes for interest-rate reductions in 2024. The investment banking and brokerage industry contributed the most to the Index’s return. Despite a cool market for mergers and acquisition activity in 2023, strong revenues from asset and wealth management supported earnings growth in the industry. Many investment banks grew their private wealth management business to increase profitability and diversify revenue streams while triggering lower capital requirements relative to investment banking. Furthermore, analysts anticipated improving conditions for dealmaking activity, and mergers and acquisitions showed signs of picking up substantially in the first quarter of 2024, bolstering the industry.
Companies that provide consumer stock trading platforms gained despite significant challenges due to higher interest rates. Elevated bond yields made other investments relatively more attractive and competed with brokerage accounts for consumer funds. However, the Fed’s changing monetary policy stance helped the stocks of brokerage companies recover late in the reporting period.
The financial exchanges and data industry also contributed to the Index’s performance. The industry benefited from growing institutional and regulatory acceptance of cryptocurrencies, which promoted increased transactions and supported revenues at cryptocurrency trading platforms. A surge in institutional cryptocurrency trading drove prices significantly higher, and helped to generate additional trading activity as increased enthusiasm brought more traders to cryptocurrency brokerages. The launch of new business intelligence services, including a comprehensive view of supply chain dynamics, further benefited the industry.
Portfolio Information
INDUSTRY ALLOCATION
Industry
Percent of
Total Investments
(a)
Investment Banking & Brokerage ..................... 50.2%
Financial Exchanges & Data ........................ 49.8
a a
(a)
Excludes money market funds.
TEN LARGEST HOLDINGS
Security
Percent of
Total Investments
(a)
S&P Global, Inc. ................................ 13.4%
Goldman Sachs Group, Inc. (The) .................... 13.4
Morgan Stanley ................................. 11.6
Charles Schwab Corp. (The) ........................ 7.1
Coinbase Global, Inc., Class A ....................... 4.8
MSCI, Inc., Class A .............................. 4.4
Moody's Corp. .................................. 4.4
Intercontinental Exchange, Inc. ...................... 4.3
CME Group, Inc., Class A .......................... 4.2
Raymond James Financial, Inc. ...................... 3.8
      aaa aa

iShares
®
U.S. Healthcare Providers ETF
9
Fund Summary
Fund Summary
as of March 31, 2024
Investment Objective
The iShares U.S. Healthcare Providers ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the healthcare providers sector, as represented by the Dow Jones U.S. Select Health Care Providers Index
TM
(the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
GROWTH OF $10,000 INVESTMENT
(AT NET ASSET VALUE)
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Average Annual Total Returns Cumulative Total Returns
1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV .................................. 11.30% 11.01% 11.63% 11.30% 68.57% 200.59%
Fund Market ................................
11.22 10.99 11.62 – % 11.22 68.40 200.20
Index ..................................... 11.71 11.41 12.07 11.71 71.64 212.50
Actual Hypothetical 5% Return
Beginning
Account Value
(10/01/23)
Ending
Account Value
(03/31/24)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(10/01/23)
Ending
Account Value
(03/31/24)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 1,113.70  $ 2.06  $ 1,000.00  $ 1,023.05  $ 1.97  0.39%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Fund Summary
as of March 31, 2024 (continued)
iShares
®
U.S. Healthcare Providers ETF
10
2024
iShares Annual Report to Shareholders
Portfolio Management Commentary
Stocks of U.S. healthcare providers advanced during the reporting period, following a rally late in the reporting period. Throughout much of the reporting period investors were lackluster about healthcare companies, focusing on technology-related sectors and other growth-oriented companies. This weighed on healthcare-related industries, including healthcare providers. In the final months of the reporting period, however, healthcare stocks advanced as investors sought to capitalize on attractive valuations.
The managed healthcare industry contributed the most to the Index’s performance. Rising medical insurance premiums and lower-than-expected claims payouts drove higher revenues and upgraded earnings outlooks for managed healthcare companies. The growing use of value-based care models, which base provider compensation on patient outcomes and cost of care, introducing more accountability and flexibility via financial incentives, further supported the industry. Pharmacy businesses owned by managed healthcare companies supported revenue growth through client base expansion and a widening scope of services offered. Concerns that an increase in elective surgeries might significantly dent industry profitability abated somewhat as levels of procedures remained steadier than anticipated. Additionally, pursuing geographic diversity in membership and maintaining strong market share in multiple markets aided the profitability of larger managed healthcare companies.
Healthcare facilities operators also contributed meaningfully to the Index’s return. Large hospital chains advanced as demand for healthcare services rose. Notably, these companies benefited from an upturn in hospital admissions and increased volumes of both inpatient and outpatient surgeries. Improved costs for procedures and successful efforts to gain more reimbursement from insurance companies drove higher-than-expected profits for operators of hospitals and outpatient facilities. A robust gain in the volume of ambulatory services and a rise in revenues derived from acute hospital care also supported companies in the healthcare facilities industry.
Portfolio Information
INDUSTRY ALLOCATION
Industry
Percent of
Total Investments
(a)
Managed Health Care ............................. 50.4%
Health Care Services ............................. 29.0
Health Care Facilities ............................. 13.3
Health Care Technology ........................... 7.3
a a
(a)
Excludes money market funds.
TEN LARGEST HOLDINGS
Security
Percent of
Total Investments
(a)
UnitedHealth Group, Inc. ........................... 22.7%
Elevance Health, Inc. ............................. 13.3
Cigna Group (The) ............................... 9.4
CVS Health Corp. ............................... 4.7
Veeva Systems, Inc., Class A ........................ 4.5
HCA Healthcare, Inc. ............................. 4.5
Humana, Inc. .................................. 4.4
Centene Corp. .................................. 4.4
Molina Healthcare, Inc. ............................ 3.8
Laboratory Corp. of America Holdings .................. 3.0
aaa aa

iShares
®
U.S. Home Construction ETF
11
Fund Summary
Fund Summary
as of March 31, 2024
Investment Objective
The iShares U.S. Home Construction ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the home construction sector, as represented by the Dow Jones U.S. Select Home Construction Index
TM
(the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
GROWTH OF $10,000 INVESTMENT
(AT NET ASSET VALUE)
Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Average Annual Total Returns Cumulative Total Returns
1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV .................................. 65.77% 27.65% 17.55% 65.77% 238.86% 403.74%
Fund Market ................................
65.60 27.63 17.54 – % 65.60 238.68 403.33
Index ..................................... 66.50 28.19 18.05 66.50 246.15 425.39
Actual Hypothetical 5% Return
Beginning
Account Value
(10/01/23)
Ending
Account Value
(03/31/24)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(10/01/23)
Ending
Account Value
(03/31/24)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 1,480.30  $ 2.42  $ 1,000.00  $ 1,023.05  $ 1.97  0.39%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Fund Summary
as of March 31, 2024 (continued)
iShares
®
U.S. Home Construction ETF
12
2024
iShares Annual Report to Shareholders
Portfolio Management Commentary
U.S. home construction stocks advanced strongly for the reporting period. Rising home prices reflected strong demand for new homes. Mortgage rates declined in the last half of the reporting period amid expectations of Fed interest rate cuts. Monthly new home sales were similar to pre-coronavirus pandemic sales and markedly higher than the years immediately following the 2007 – 2009 global financial crisis. Home construction stocks benefited from a lack of competition due to the limited supply of existing homes for sale. Builders offering price cuts or mortgage-rate buydowns to purchasers experienced increased sales, particularly as sellers of existing homes remained steadfast in their asking prices. As demand increased, new home construction and issuance of permits to build new homes rose.
The homebuilding industry contributed the most to the Index’s return. New construction composed about 30% of available U.S. housing inventory, more than double the typical annual average, but available inventory remained limited due to muted production over the past decade. Even with selling discounts, builders were able to raise prices slightly. Increased prices combined with rising sales allowed homebuilders to maintain double-digit profit margins on a percentage basis, and leading homebuilders raised their dividend payments to shareholders. Homebuilding stocks also appeared attractive, trading at a significant valuation discount compared to the broader U.S. stock market.
The industry also benefited from expectations that the Fed will cut interest rates in 2024, as homebuilding stocks historically perform well in periods of declining interest rates.
The building products industry also contributed to the Index’s performance. Higher prices for construction materials supported suppliers of those products, and earnings increased for makers of furnaces and air conditioners. Home improvement retailers were contributors, as high interest rates did not deter home improvement projects as much as expected.
Portfolio Information
INDUSTRY ALLOCATION
Industry
Percent of
Total Investments
(a)
Homebuilding .................................. 65.9%
Building Products ................................ 16.0
Home Improvement Retail .......................... 10.5
Specialty Chemicals .............................. 4.4
Home Furnishings ............................... 1.2
Construction Materials ............................ 1.1
Other (each representing less than 1%) ................. 0.9
a a
(a)
Excludes money market funds.
TEN LARGEST HOLDINGS
Security
Percent of
Total Investments
(a)
DR Horton, Inc. ................................. 14.4%
Lennar Corp., Class A ............................. 12.5
NVR, Inc. ..................................... 7.6
PulteGroup, Inc. ................................ 7.5
Lowe's Companies, Inc. ........................... 4.5
Sherwin-Williams Co. (The) ......................... 4.4
Home Depot, Inc. (The) ........................... 4.3
TopBuild Corp. ................................. 4.1
Toll Brothers, Inc. ................................ 4.0
Builders FirstSource, Inc. .......................... 3.2
      aaa aa

iShares
®
U.S. Infrastructure ETF
13
Fund Summary
Fund Summary
as of March 31, 2024
Investment Objective
The iShares U.S. Infrastructure ETF (the “Fund”) seeks to track the investment results of an index composed of equities of U.S. companies that have infrastructure exposure and that could benefit from a potential increase in domestic infrastructure activities, as represented by the NYSE
®
FactSet U.S. Infrastructure Index
SM
(the “Index”).
The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
GROWTH OF $10,000 INVESTMENT
(SINCE INCEPTION AT NET ASSET VALUE)
The inception date of the Fund was April 3, 2018. The first day of secondary market trading was April 5, 2018.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Average Annual Total Returns Cumulative Total Returns
1 Year 5 Years Since Inception 1 Year 5 Years Since Inception
Fund NAV .................................. 18.41% 12.78% 11.77% 18.41% 82.44% 94.81%
Fund Market ................................
18.52 12.79 11.77 – % 18.52 82.56 94.86
Index ..................................... 18.34 13.07 12.10 18.34 84.79 98.23
Actual Hypothetical 5% Return
Beginning
Account Value
(10/01/23)
Ending
Account Value
(03/31/24)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(10/01/23)
Ending
Account Value
(03/31/24)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 1,196.90  $ 1.65  $ 1,000.00  $ 1,023.50  $ 1.52  0.30%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Fund Summary
as of March 31, 2024 (continued)
iShares
®
U.S. Infrastructure ETF
14
2024
iShares Annual Report to Shareholders
Portfolio Management Commentary
U.S. infrastructure stocks advanced strongly during the reporting period amid solid U.S. economic growth and significant federal subsidies for certain types of infrastructure projects. The Infrastructure Investment and Jobs Act, passed in 2021, continued to disburse funds, while the CHIPS and Science Act of 2022 drove significant investments in microchip manufacturing. The combination of a strong economy and government subsidies drove a surge in infrastructure construction and investment, leading to substantial gains among infrastructure stocks.
The construction and engineering industry contributed the most to the Index’s return, as construction activity escalated during the reporting period despite higher interest rates. Strong demand for construction of data centers and transportation centers bolstered earnings in the industry, while company margins also benefited from cost controls.
Growing revenues from civil building project execution in California, New York, and the Asia-Pacific region also supported the industry’s gains. The building products industry also advanced, as an increase in multifamily activity and renovation sales partially offset softness due to slower single-family housing construction. Strong residential sales of outdoor home products, such as decking, railings, and trim, also benefited the industry.
Metals and mining companies further contributed to the Index’s performance amid sustained demand for metals used in building and construction. The steel industry benefited from new developments in sustainable steelmaking production.
Although oil prices were nearly flat for the reporting period overall, the oil and gas storage and transportation industry advanced due to higher U.S. production levels, which drove increased use of pipelines and storage facilities. On the downside, the water utilities industry detracted from the Index’s performance, as earnings declined and a company in the industry made a request to regulators for a water rate increase.
Portfolio Information
INDUSTRY ALLOCATION
Industry
Percent of
Total Investments
(a)
Electric Utilities ................................. 19.0%
Construction & Engineering ......................... 11.9
Multi-Utilities ................................... 10.7
Oil & Gas Storage & Transportation ................... 7.9
Steel ........................................ 6.9
Building Products ................................ 5.8
Water Utilities .................................. 5.6
Gas Utilities ................................... 4.1
Commodity Chemicals ............................ 3.8
Construction Materials ............................ 3.2
Construction Machinery & Heavy Transportation Equipment ... 2.8
Trading Companies & Distributors ..................... 2.7
Rail Transportation ............................... 2.0
Specialty Chemicals .............................. 1.7
Industrial Machinery & Supplies & Components ........... 1.6
Aluminum ..................................... 1.4
Environmental & Facilities Services .................... 1.1
Forest Products ................................. 1.1
Oil & Gas Equipment & Services ..................... 1.1
Research & Consulting Services ...................... 1.0
Other (each representing less than 1%) ................. 4.6
a a
(a)
Excludes money market funds.
TEN LARGEST HOLDINGS
Security
Percent of
Total Investments
(a)
Vistra Corp. ................................... 0.9%
MGE Energy, Inc. ................................ 0.8
NRG Energy, Inc. ................................ 0.8
Avangrid , Inc. .................................. 0.8
Equitrans Midstream Corp. ......................... 0.8
NextEra Energy, Inc. ............................. 0.8
Kinetik Holdings, Inc., Class A ....................... 0.8
Dominion Energy, Inc. ............................. 0.7
Pinnacle West Capital Corp. ........................ 0.7
Constellation Energy Corp. ......................... 0.7
aaa aa

iShares
®
U.S. Insurance ETF
15
Fund Summary
Fund Summary
as of March 31, 2024
Investment Objective
The iShares U.S. Insurance ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the insurance sector, as represented by the
Dow Jones U.S. Select Insurance Index
TM
(the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
GROWTH OF $10,000 INVESTMENT
(AT NET ASSET VALUE)
Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Average Annual Total Returns Cumulative Total Returns
1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV .................................. 39.17% 15.31% 11.95% 39.17% 103.85% 209.20%
Fund Market ................................
39.31 15.33 11.96 – % 39.31 104.02 209.41
Index ..................................... 39.61 15.76 12.40 39.61 107.90 221.72
Actual Hypothetical 5% Return
Beginning
Account Value
(10/01/23)
Ending
Account Value
(03/31/24)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(10/01/23)
Ending
Account Value
(03/31/24)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 1,289.70  $ 2.23  $ 1,000.00  $ 1,023.05  $ 1.97  0.39%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Fund Summary
as of March 31, 2024 (continued)
iShares
®
U.S. Insurance ETF
16
2024
iShares Annual Report to Shareholders
Portfolio Management Commentary
U.S. insurance stocks gained substantially during the reporting period amid higher bond yields and a resilient U.S. economy. Insurance companies hold large amounts of bonds on their balance sheets to meet regulatory requirements and to provide financial backing for their policies. Consequently, the interest earned on those bonds represents an important source of income for insurers, and elevated bond yields led to an increase in interest income. The insurance industry also benefited from a strong economy, which promotes increased consumer purchases of homes, cars, and other insurable assets.
Property and casualty insurance companies contributed the most to the Index’s return. When prices rise, insurance premiums tend to lag the cost increases due to regulatory constraints. During the reporting period, premiums rose substantially in a delayed response to the higher inflation that followed the COVID-19 pandemic, as insurers successfully appealed to regulators to allow price increases in many states. The rising premiums drove revenues substantially higher and bolstered profitability in the industry.
Moderating inflation in claim costs also benefited property and casualty insurers. While underwriting losses weighed on profitability amid severe weather, this was partially offset by premium growth. Usage of telematics data that allows car insurers to price policies based on customers’ driving habits benefited companies in the industry offering auto insurance. Healthy cash flows allowed property and casualty insurers to increase dividend payouts to investors.
Life and health insurance companies also contributed to the Index’s performance. Efforts to increase financial resilience via cost savings and changing product mix benefited a large company in the industry. Strong sales of supplemental health insurance, including policies for covering cancer treatment costs, bolstered the industry’s revenues.
Portfolio Information
INDUSTRY ALLOCATION
Industry
Percent of
Total Investments
(a)
Property & Casualty Insurance ....................... 69.1%
Life & Health Insurance ............................ 22.9
Multi-line Insurance .............................. 8.0
a a
(a)
Excludes money market funds.
TEN LARGEST HOLDINGS
Security
Percent of
Total Investments
(a)
Progressive Corp. (The) ........................... 14.5%
Chubb Ltd. .................................... 12.6
American International Group, Inc. .................... 6.6
Travelers Companies, Inc. (The) ...................... 6.3
MetLife, Inc. ................................... 5.3
Allstate Corp. (The) .............................. 4.8
Prudential Financial, Inc. ........................... 4.6
Aflac, Inc. ..................................... 4.5
Arch Capital Group Ltd. ........................... 4.3
Hartford Financial Services Group, Inc. (The) ............. 3.9
      aaa aa

iShares
®
U.S. Medical Devices ETF
17
Fund Summary
Fund Summary
as of March 31, 2024
Investment Objective
The iShares U.S. Medical Devices ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the medical devices sector, as represented by the Dow Jones U.S. Select Medical Equipment Index
TM
(the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
GROWTH OF $10,000 INVESTMENT
(AT NET ASSET VALUE)
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Average Annual Total Returns Cumulative Total Returns
1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV .................................. 9.10% 9.15% 14.11% 9.10% 54.96% 274.47%
Fund Market ................................
9.17 9.15 14.11 – % 9.17 54.91 274.32
Index ..................................... 9.50 9.57 14.58 9.50 57.95 290.16
Actual Hypothetical 5% Return
Beginning
Account Value
(10/01/23)
Ending
Account Value
(03/31/24)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(10/01/23)
Ending
Account Value
(03/31/24)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 1,210.90  $ 2.16  $ 1,000.00  $ 1,023.05  $ 1.97  0.39%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Fund Summary
as of March 31, 2024 (continued)
iShares
®
U.S. Medical Devices ETF
18
2024
iShares Annual Report to Shareholders
Portfolio Management Commentary
Stocks of U.S. medical device makers advanced for the reporting period amid a surge in elective surgical procedures. Demand for orthopedic surgeries such as knee and hip replacements rose to pre-coronavirus pandemic levels, as patients caught up on procedures postponed during the pandemic. A favorable development for medical device companies reflected a shift in the sports medicine landscape: pickleball injuries climbed, particularly among older players, boosting the need for orthopedic procedures and contributing an estimated hundreds of millions of dollars to the healthcare sector overall.
Companies in the healthcare equipment industry contributed the most to the Index’s performance. Makers of robotic tools for the surgical market benefited from an increase in procedures, attributed in part to more patients in China opting for surgeries following an easing of pandemic-related restrictions. The adoption of robot-assisted surgery devices by healthcare facilities rose substantially during the reporting period, driving higher-than-expected revenue for healthcare equipment companies and underscoring the increasing reliance on robotic solutions for a wide range of surgery categories. Diversified healthcare companies within the healthcare equipment industry reported strong sales growth in medical devices, including glucose monitors for diabetes patients. Given that an estimated 38 million Americans live with diabetes, including nearly 9 million as yet undiagnosed, devices that enable people with diabetes to continuously track their blood sugar levels without the need for pin-prick blood draws have attracted substantial and growing consumer interest. Increased sales of technology for managing chronic pain also benefited healthcare equipment companies.
On the downside, the life sciences tools and services industry detracted from the Index’s performance. Providers of laboratory solutions and services experienced a decline in demand for their products, as companies with limited financial reserves reduced their spending on research and development.
Portfolio Information
INDUSTRY ALLOCATION
Industry
Percent of
Total Investments
(a)
Health Care Equipment ............................ 100.0%
a a
(a)
Excludes money market funds.
TEN LARGEST HOLDINGS
Security
Percent of
Total Investments
(a)
Abbott Laboratories .............................. 16.7%
Intuitive Surgical, Inc. ............................. 11.9
Stryker Corp. .................................. 10.3
Medtronic PLC ................................. 5.1
Edwards Lifesciences Corp. ........................ 4.8
Becton Dickinson & Co. ........................... 4.7
Dexcom, Inc. ................................... 4.6
GE HealthCare Technologies, Inc. .................... 4.5
Boston Scientific Corp. ............................ 4.5
IDEXX Laboratories, Inc. ........................... 4.3
      aaa aa

iShares
®
U.S. Oil & Gas Exploration & Production ETF
19
Fund Summary
Fund Summary
as of March 31, 2024
Investment Objective
The iShares U.S. Oil & Gas Exploration & Production ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the oil and gas exploration and production sector, as represented by the Dow Jones U.S. Select Oil Exploration & Production Index
TM
(the “Index”). The Fund invests in a representative
sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
GROWTH OF $10,000 INVESTMENT
(AT NET ASSET VALUE)
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Average Annual Total Returns Cumulative Total Returns
1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV .................................. 28.10% 16.65% 4.66% 28.10% 115.94% 57.76%
Fund Market ................................
28.14 16.64 4.66 – % 28.14 115.90 57.75
Index ..................................... 28.57 17.10 5.07 28.57 120.19 64.03
Actual Hypothetical 5% Return
Beginning
Account Value
(10/01/23)
Ending
Account Value
(03/31/24)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(10/01/23)
Ending
Account Value
(03/31/24)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 1,115.00  $ 2.06  $ 1,000.00  $ 1,023.05  $ 1.97  0.39%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Fund Summary
as of March 31, 2024 (continued)
iShares
®
U.S. Oil & Gas Exploration & Production ETF
20
2024
iShares Annual Report to Shareholders
Portfolio Management Commentary
U.S. oil and gas exploration and production stocks rose significantly during the reporting period, driven by higher oil prices amid production cuts by OPEC+, rising tensions in the Middle East, and the ongoing war in Ukraine. Expectations of increased energy demand also drove gains amid signals that major developed economies will avoid recession.
The oil and gas exploration and production industry contributed the most to the Index’s return. Rising oil prices encouraged more investment in generating new production through increased exploration. Similarly, rapid, long-term urbanization and manufacturing growth in India and China, as well as the modest pace of renewable adoption in the developed world, suggested that capacity increases for both (nonrenewable) fossil fuels and renewable substitutes could be necessary to satisfy the global appetite for energy. Some companies in the industry raised dividend payments, as increased production led to increased profits. Total U.S. crude oil production reached record highs in
2023, helped by companies increasing the efficiency of their drilling operations. Additionally, merger and acquisition activity was relatively high among companies within the industry. Some large companies were buoyed by anticipation of being acquired by even larger companies. One large shale producer acquired a large but privately held oil and gas company, vaulting the buyer into the top tier of the publicly traded oil and gas producers in the industry.
The U.S. oil and gas refining and marketing and transportation industry also contributed to the Index’s return. Oil refining companies benefited from strong demand for already limited supplies of both gasoline and jet fuel. Intervention by an activist investor encouraged demand for a large oil refiner’s stock and buoyed optimism that the existing management team would deliver on its plan to reduce costs and boost profitability, supporting the industry.
Portfolio Information
INDUSTRY ALLOCATION
Industry
Percent of
Total Investments
(a)
Oil & Gas Exploration & Production .................... 73.8%
Oil & Gas Refining & Marketing ...................... 26.2
a a
(a)
Excludes money market funds.
TEN LARGEST HOLDINGS
Security
Percent of
Total Investments
(a)
ConocoPhillips ................................. 18.4%
EOG Resources, Inc. ............................. 9.1
Marathon Petroleum Corp. ......................... 9.1
Phillips 66 ..................................... 8.6
Valero Energy Corp. .............................. 4.8
Devon Energy Corp. .............................. 4.5
Diamondback Energy, Inc. .......................... 4.4
Pioneer Natural Resources Co. ...................... 4.4
Hess Corp. .................................... 4.3
Coterra Energy, Inc. .............................. 3.1
      aaa aa

iShares
®
U.S. Oil Equipment & Services ETF
21
Fund Summary
Fund Summary
as of March 31, 2024
Investment Objective
The iShares U.S. Oil Equipment & Services ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the oil equipment and services sector, as represented by the Dow Jones U.S. Select Oil Equipment & Services Index
TM
(the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
GROWTH OF $10,000 INVESTMENT
(AT NET ASSET VALUE)
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Average Annual Total Returns Cumulative Total Returns
1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV ................................. 23.62% 0.35% (8.48) % 23.62% 1.78% (58.76) %
Fund Market ...............................
23.66 0.35 (8.48) – % 23.66 1.77 (58.77)
Index .................................... 24.14 0.78 (8.20) 24.14 3.97 (57.51)
Actual Hypothetical 5% Return
Beginning
Account Value
(10/01/23)
Ending
Account Value
(03/31/24)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(10/01/23)
Ending
Account Value
(03/31/24)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 990.00  $ 1.94  $ 1,000.00  $ 1,023.05  $ 1.97  0.39%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Fund Summary
as of March 31, 2024 (continued)
iShares
®
U.S. Oil Equipment & Services ETF
22
2024
iShares Annual Report to Shareholders
Portfolio Management Commentary
U.S. oil equipment and services stocks rose significantly during the reporting period, driven by higher oil prices amid production cuts by OPEC+, rising tensions in the Middle
East, and the ongoing war in Ukraine. Expectations of increased energy demand also drove gains amid signals that major developed economies will avoid recession.
The oil and gas equipment and services industry contributed the most to the Index’s return. Rising oil prices encouraged more investment in generating new production through increased exploration. Companies that specialize in subsea exploration and production equipment and services were among the most notable contributors to the
Index’s return, as the overall market for offshore oil and gas production increased. Large companies specializing in subsea services also gained market share through increased efficiency, further supporting the industry. Traditional onshore-based production services also benefited from being able to offer improved efficiency. For example, a large oil service company credited part of the significant increase in its 2023 profit margins to increased customer demand for its more advanced extraction technology, due to its greater efficiency.
Additionally, rising oil prices fueled an increase in drilling and completions (the process of making an already drilled well ready to produce), benefiting the industry broadly, particularly companies with a strong share of the market. Companies across the industry also sought capacity expansion via oil and gas exploration, as rapid, long-term urbanization and manufacturing growth in India and China, as well as the modest pace of renewable adoption in the developed world, suggested that capacity increases for both fossil fuels and renewable substitutes could be necessary to satisfy the global appetite for energy.
Portfolio Information
INDUSTRY ALLOCATION
Industry
Percent of
Total Investments
(a)
Oil & Gas Equipment & Services ..................... 82.2%
Oil & Gas Drilling ................................ 17.8
a a
(a)
Excludes money market funds.
TEN LARGEST HOLDINGS
Security
Percent of
Total Investments
(a)
Schlumberger Ltd. ............................... 22.2%
Halliburton Co. ................................. 17.7
Baker Hughes Co., Class A ......................... 4.8
TechnipFMC PLC ............................... 4.7
ChampionX Corp. ............................... 4.6
NOV, Inc. ..................................... 4.6
Weatherford International PLC ....................... 4.4
Noble Corp. PLC, Class A .......................... 3.9
Valaris , Ltd. .................................... 3.4
Tidewater, Inc. .................................. 3.2
aaa aa

iShares
®
U.S. Pharmaceuticals ETF
23
Fund Summary
Fund Summary
as of March 31, 2024
Investment Objective
The iShares U.S. Pharmaceuticals ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the pharmaceuticals sector, as represented by the Dow Jones U.S. Select Pharmaceuticals Index
TM
(the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
GROWTH OF $10,000 INVESTMENT
(AT NET ASSET VALUE)
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Average Annual Total Returns Cumulative Total Returns
1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV .................................. 17.86% 7.47% 6.43% 17.86% 43.34% 86.40%
Fund Market ................................
17.93 7.47 6.42 – % 17.93 43.37 86.37
Index ..................................... 18.17 7.78 6.67 18.17 45.46 90.75
Actual Hypothetical 5% Return
Beginning
Account Value
(10/01/23)
Ending
Account Value
(03/31/24)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(10/01/23)
Ending
Account Value
(03/31/24)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 1,158.70  $ 2.10  $ 1,000.00  $ 1,023.05  $ 1.97  0.39%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Fund Summary
as of March 31, 2024 (continued)
iShares
®
U.S. Pharmaceuticals ETF
24
2024
iShares Annual Report to Shareholders
Portfolio Management Commentary
U.S. pharmaceuticals stocks advanced during the reporting period, as the rising popularity of weight-loss drugs — notably, those known as glucagon-like peptide-1 (“GLP-
1”) agonists, which can control blood sugar and suppress appetite — boosted profits in the pharmaceuticals industry. Prices for new drugs introduced by pharmaceuticals companies rose by more than a third in 2023 over the previous year, further supporting industry gains. Merger and acquisition activity involving pharmaceuticals firms also increased, reversing a recent slump.
The rapidly expanding demand for weight-loss treatments, including GLP-1 medications originally developed for diabetes and later approved to combat obesity, propelled significant sales growth and improved earnings outlooks for pharmaceuticals companies. Investors sought to capitalize on the drugs’ popularity, given the size of the potential market for both diabetes and weight-loss treatments. An independent study conducted during the reporting period found that nearly half of adults surveyed expressed interest in taking a prescription weight-loss drug, including two-thirds of those identified by a doctor as overweight or obese.
Weight management was not the only bright spot for the industry, as strong sales of established and newer drugs for various cancers and chronic conditions, including ulcerative colitis and arthritis, also boosted profitability for U.S. pharmaceuticals manufacturers. An expansion into the medical technology market supported gains for a large pharmaceutical firm, as demand for medical device usage rose along with the volume of surgical procedures, and a strong pace of product launches introduced new avenues for growth. Strength in the generic drugs business of some pharmaceutical companies further supported the industry. Companies developing pharmaceuticals for animal and veterinary health also contributed to the Index’s return, advancing on robust sales of products for both pets and farm animals.
Portfolio Information
INDUSTRY ALLOCATION
Industry
Percent of
Total Investments
(a)
Pharmaceuticals ................................ 100.0%
a a
(a)
Excludes money market funds.
TEN LARGEST HOLDINGS
Security
Percent of
Total Investments
(a)
Eli Lilly & Co. .................................. 22.7%
Johnson & Johnson .............................. 22.6
Merck & Co., Inc. ................................ 4.8
Royalty Pharma PLC, Class A ....................... 4.6
Pfizer, Inc. .................................... 4.6
Bristol-Myers Squibb Co. ........................... 4.6
Viatris, Inc. .................................... 4.4
Zoetis, Inc., Class A .............................. 4.2
Catalent, Inc. .................................. 4.1
Elanco Animal Health, Inc. .......................... 3.2
      aaa aa

iShares
®
U.S. Real Estate ETF
25
Fund Summary
Fund Summary
as of March 31, 2024
Investment Objective
The iShares U.S. Real Estate ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the real estate sector, as represented by the
Dow Jones U.S. Real Estate Capped Index
TM
(the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
GROWTH OF $10,000 INVESTMENT
(AT NET ASSET VALUE)
Index performance through January 24, 2021 reflects the performance of the Dow Jones U.S. Real Estate Index
TM
. Index performance beginning on January 25, 2021 reflects the performance of the Dow Jones U.S. Real Estate Capped Index
TM
.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Average Annual Total Returns Cumulative Total Returns
1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV .................................. 8.89% 3.47% 6.30% 8.89% 18.61% 84.13%
Fund Market ................................
8.95 3.47 6.30 – % 8.95 18.57 84.17
Index ..................................... 9.26 3.81 6.70 9.26 20.57 91.27
Actual Hypothetical 5% Return
Beginning
Account Value
(10/01/23)
Ending
Account Value
(03/31/24)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(10/01/23)
Ending
Account Value
(03/31/24)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 1,164.70  $ 2.11  $ 1,000.00  $ 1,023.05  $ 1.97  0.39%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Fund Summary
as of March 31, 2024 (continued)
iShares
®
U.S. Real Estate ETF
26
2024
iShares Annual Report to Shareholders
Portfolio Management Commentary
U.S. real estate investment trusts (“REITs”) advanced for the reporting period. REITs typically employ substantial debt to finance and maintain the properties they manage.
REIT values increased as the Fed ceased raising its benchmark interest rate in July 2023, and mortgage rates declined during the last half of the reporting period amid the prospect of Fed rate cuts in 2024. Investment-grade bond yields also declined, easing competition for REITs from that asset class and reducing borrowing costs for property acquisitions. Because REITs must pay 90% of their annual earnings in dividends to shareholders to maintain their tax-free status, they traditionally compete with bonds for yield-seeking investors.
Specialized REITs, which typically invest in properties associated with a particular industry or service, contributed the most to the Index’s return. Data center REITs led the industry, buoyed by increased development of artificial intelligence capabilities and the ongoing transitioning of businesses to the cloud. High demand for increased data center space overcame headwinds from criticism of the accounting practices at a leading data-center REIT late in the reporting period.
Retail REITs, focused on malls and other retail properties, contributed meaningfully to the Index’s performance. Retail sales rose and holiday sales exceeded projections.
Retail REITs also benefited from high occupancy rates and tenant retention, strong demand for new leases, and limited store closings.
Real estate management and development firms, which lease, manage, sell, and maintain online marketplaces for commercial properties, also contributed to the Index’s return. Although commercial property values declined, lease and facilities management revenue increased, and leading real estate managers issued 2024 earnings guidance that surpassed expectations. Healthcare REITs also contributed notably. Resident fees and rental income from healthcare and senior living facilities increased, driving substantially higher operating income.
Portfolio Information
INDUSTRY ALLOCATION
Industry
Percent of
Total Investments
(a)
Telecom Tower REITs ............................. 12.9%
Industrial REITs ................................. 12.9
Retail REITs ................................... 11.9
Multi-Family Residential REITs ....................... 8.6
Data Center REITs ............................... 8.2
Health Care REITs ............................... 8.2
Self-Storage REITs .............................. 7.3
Real Estate Services ............................. 7.2
Other Specialized REITs ........................... 6.2
Single-Family Residential REITs ...................... 4.9
Office REITs ................................... 3.9
Timber REITs .................................. 2.8
Mortgage REITs ................................ 2.6
Hotel & Resort REITs ............................. 1.2
Other (each representing less than 1%) ................. 1.2
a a
(a)
Excludes money market funds.
TEN LARGEST HOLDINGS
Security
Percent of
Total Investments
(a)
Prologis, Inc. ................................... 9.5%
American Tower Corp. ............................ 7.3
Equinix, Inc. ................................... 4.7
Welltower, Inc. .................................. 4.2
Simon Property Group, Inc. ......................... 4.1
Crown Castle, Inc. ............................... 3.7
Public Storage .................................. 3.7
Realty Income Corp. .............................. 3.6
Digital Realty Trust, Inc. ........................... 3.5
CoStar Group, Inc. ............................... 3.2
      aaa aa

iShares
®
U.S. Regional Banks ETF
27
Fund Summary
Fund Summary
as of March 31, 2024
Investment Objective
The iShares U.S. Regional Banks ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the regional banks sector, as represented by the Dow Jones U.S. Select Regional Banks Index
TM
(the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
GROWTH OF $10,000 INVESTMENT
(AT NET ASSET VALUE)
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Average Annual Total Returns Cumulative Total Returns
1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV .................................. 26.46% 3.16% 4.77% 26.46% 16.86% 59.42%
Fund Market ................................
26.47 3.17 4.77 – % 26.47 16.90 59.39
Index ..................................... 26.95 3.56 5.20 26.95 19.10 66.09
Actual Hypothetical 5% Return
Beginning
Account Value
(10/01/23)
Ending
Account Value
(03/31/24)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(10/01/23)
Ending
Account Value
(03/31/24)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 1,316.40  $ 2.26  $ 1,000.00  $ 1,023.05  $ 1.97  0.39%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Fund Summary
as of March 31, 2024 (continued)
iShares
®
U.S. Regional Banks ETF
28
2024
iShares Annual Report to Shareholders
Portfolio Management Commentary
U.S. regional banks, which operate locally but may offer national services, advanced strongly for the reporting period, as investor sentiment recovered following a prominent regional bank failure in May 2023. That failure followed two others that occurred shortly before the start of the reporting period and led to investor uncertainty about the health of the U.S. banking system. Elevated interest rates posed a challenge for many banks, as competition for consumer deposits accelerated and banks were forced to raise interest rates paid to their depositors. Furthermore, rising interest rates reduced the value of existing bonds, which banks hold on their balance sheets. Concerns about banks’
exposure to commercial real estate, which was slow to recover from the coronavirus pandemic-related shifts in office use, also pressured banks.
However, improving economic and financial conditions drove a rebound in regional banking stocks as the reporting period continued. The U.S. economy posted strong growth, alleviating investors’ concerns about a recession, and slowing inflation led the Fed to stop raising interest rates. The shift in the Fed’s monetary policy bolstered the banking industry, as investors anticipated that looser financial conditions would benefit regional banks.
While investors’ assessment of regional banks’ prospects was buoyed by larger economic trends, difficult conditions pressured financial performance during the reporting period. The Federal Deposit Insurance Corporation, which operates a fund to insure bank deposits, instituted a special assessment to replenish funds used in recent bank failures, denting earnings in the industry. Charge-offs from commercial real-estate loans also pressured profits, as banks attempted to strengthen their balance sheets. Banks in the industry also instituted cost-reduction measures, reducing employee headcount to lower expenses.
Portfolio Information
INDUSTRY ALLOCATION
Industry
Percent of
Total Investments
(a)
Regional Banks ................................. 56.9%
Diversified Banks ................................ 43.1
a a
(a)
Excludes money market funds.
TEN LARGEST HOLDINGS
Security
Percent of
Total Investments
(a)
U.S. Bancorp .................................. 14.9%
PNC Financial Services Group, Inc. (The) ............... 13.8
Truist Financial Corp. ............................. 11.1
Fifth Third Bancorp .............................. 5.4
M&T Bank Corp. ................................ 4.4
Huntington Bancshares, Inc. ........................ 4.4
First Citizens BancShares, Inc., Class A ................. 4.2
Regions Financial Corp. ........................... 4.2
Citizens Financial Group, Inc. ....................... 3.7
KeyCorp ...................................... 3.2
      aaa aa

iShares
®
U.S. Telecommunications ETF
29
Fund Summary
Fund Summary
as of March 31, 2024
Investment Objective
The iShares U.S. Telecommunications ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the telecommunications sector, as represented by the Russell 1000 Telecommunications RIC 22.5/45 Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the
Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
GROWTH OF $10,000 INVESTMENT
(AT NET ASSET VALUE)
Index performance through September 19, 2021 reflects the performance of the Dow Jones U.S. Select Telecommunications Index. Index performance beginning on September 20, 2021 reflects the performance of the Russell 1000 Telecommunications RIC 22.5/45 Capped Index.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Average Annual Total Returns Cumulative Total Returns
1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV ............................... (2.84) % (3.46) % (0.63) % (2.84) % (16.17) % (6.15) %
Fund Market .............................
(2.89) (3.47) (0.64) – % (2.89) (16.18) (6.24)
Index .................................. (2.63) (3.16) (0.42) (2.63) (14.85) (4.15)
Actual Hypothetical 5% Return
Beginning
Account Value
(10/01/23)
Ending
Account Value
(03/31/24)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(10/01/23)
Ending
Account Value
(03/31/24)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 1,044.80  $ 1.99  $ 1,000.00  $ 1,023.05  $ 1.97  0.39%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Fund Summary
as of March 31, 2024 (continued)
iShares
®
U.S. Telecommunications ETF
30
2024
iShares Annual Report to Shareholders
Portfolio Management Commentary
U.S. telecommunications stocks declined during the reporting period, driven largely by weakness in non-streaming media providers. Stocks of cable and satellite companies within the media industry detracted the most from the Index’s return. Continuing a longtime pattern, subscribers of traditional pay TV and cable services fell significantly during the reporting period, as the number of Americans who no longer subscribe to cable TV — known as “cord cutters” — continued to grow. In fact, the decline in pay-TV subscriber rates accelerated in 2023.
Cable and satellite companies were also pressured by declining numbers of video subscribers and broadband internet users during the reporting period, mitigated slightly by growth in fiber internet customers. Additionally, amid contentious negotiations with a major media conglomerate over broadcast fees for entertainment and sports channels, one of the nation’s largest providers of cable TV programming told investors that the traditional cable TV model is no longer tenable, further depressing stock prices of cable and satellite companies.
Communications equipment companies were also detractors from the Index’s performance, as a provider of networking solutions reported declining revenues from its enterprise technology platform, with particular softening in the Asia-Pacific region. The stock price of a high-speed broadband distributor dropped after one of the company’s satellites malfunctioned, further weighing on investor sentiment toward the communications equipment industry. Alternative carriers within the diversified telecommunication services industry pressured the Index’s performance, as investors reacted negatively to slow progress on an initiative to produce satellite-compatible chips for phone messaging.
On the upside, wireless telecommunication services companies contributed to the Index’s return. The third-largest wireless provider in the U.S. advanced after announcing profits and growth in mobile phone subscribers that exceeded analysts’ expectations and raising its forward guidance.
Portfolio Information
INDUSTRY ALLOCATION
Industry
Percent of
Total Investments
(a)
Communications Equipment ........................ 41.2%
Cable & Satellite ................................ 25.0
Integrated Telecommunication Services ................. 23.0
Wireless Telecommunication Services .................. 4.0
Movies & Entertainment ........................... 3.6
Alternative Carriers .............................. 3.2
a a
(a)
Excludes money market funds.
TEN LARGEST HOLDINGS
Security
Percent of
Total Investments
(a)
Cisco Systems, Inc. .............................. 16.8%
Verizon Communications, Inc. ....................... 14.9
Comcast Corp., Class A ........................... 14.4
AT&T, Inc. ..................................... 4.6
Arista Networks, Inc. ............................. 4.1
Motorola Solutions, Inc. ........................... 4.1
T-Mobile U.S., Inc. ............................... 4.0
Charter Communications, Inc., Class A ................. 3.8
Roku, Inc., Class A ............................... 3.6
Frontier Communications Parent, Inc. .................. 3.5
aaa aa

About Fund Performance

About Fund Performance/Disclosure of Expenses
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com . Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.
Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the
NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, index returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, index returns would be lower.
Disclosure of Expenses
Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2)
ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.
The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”
The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5%
hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Schedule of Investments
March 31, 2024
iShares
®
U.S. Aerospace & Defense ETF
(Percentages shown are based on Net Assets)
32
2024
iShares Annual Report to Shareholders
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  99 .4%
AAR Corp.
(a)
............................. 495,556 $ 29,668,938
AeroVironment, Inc.
(a) (b)
...................... 417,985 64,068,741
Archer Aviation, Inc. , Class A
(a) (b)
................ 2,771,867 12,806,025
Axon Enterprise, Inc.
(a) (b)
..................... 851,240 266,335,971
Boeing Co. (The)
(a)
......................... 4,724,090 911,702,129
BWX Technologies, Inc. ..................... 1,366,599 140,240,389
Cadre Holdings, Inc. ........................ 269,417 9,752,895
Curtiss-Wright Corp. ........................ 571,066 146,158,632
Ducommun, Inc.
(a) (b)
........................ 202,707 10,398,869
General Dynamics Corp. ..................... 979,595 276,725,791
HEICO Corp.
(b)
........................... 557,937 106,565,967
HEICO Corp. , Class A
(b)
..................... 1,060,887 163,312,945
Hexcel Corp. ............................. 1,260,205 91,805,934
Howmet Aerospace, Inc. ..................... 3,898,146 266,750,131
Huntington Ingalls Industries, Inc. ............... 591,225 172,324,351
Kaman Corp. , Class A ....................... 422,720 19,390,166
Kratos Defense & Security Solutions, Inc.
(a) (b)
....... 2,174,394 39,965,362
L3Harris Technologies, Inc. ................... 1,243,576 265,006,046
Leonardo DRS, Inc.
(a) (b)
...................... 1,057,884 23,368,658
Lockheed Martin Corp. ...................... 1,719,007 781,924,714
Mercury Systems, Inc.
(a) (b)
.................... 780,156 23,014,602
Moog, Inc. , Class A ........................ 429,398 68,553,391
National Presto Industries, Inc. ................. 78,259 6,558,104
Northrop Grumman Corp. .................... 581,505 278,343,183
Rocket Lab USA, Inc.
(a) (b)
..................... 3,918,218 16,103,876
RTX Corp. .............................. 10,928,949 1,065,900,396
Spirit AeroSystems Holdings, Inc. , Class A
(a) (b)
....... 1,733,080 62,512,196
Textron, Inc. ............................. 2,927,028 280,789,796
TransDigm Group, Inc. ...................... 229,412 282,543,819
Triumph Group, Inc.
(a)
....................... 1,147,869 17,263,950
Security Shares Value
a
Aerospace & Defense (continued)
V2X, Inc.
(a) (b)
............................. 172,339 $ 8,049,955
Virgin Galactic Holdings, Inc.
(a) (b)
................ 5,312,508 7,862,512
Woodward, Inc. ........................... 900,451 138,777,508
6,054,545,942
a
Leisure Products  —  0 .4%
Smith & Wesson Brands, Inc. .................. 681,551 11,831,725
Sturm Ruger & Co., Inc. ..................... 264,663 12,214,198
24,045,923
a
Total Long-Term Investments — 99.8%
(Cost: $ 5,248,591,049 ) ............................... 6,078,591,865
a
Short-Term Securities
Money Market Funds  —  1 .5%
BlackRock Cash Funds: Institutional, SL Agency Shares ,
5.50%
(c) (d) (e)
............................ 82,361,936 82,394,881
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.29%
(c) (d)
............................. 6,847,592 6,847,592
a
Total Short-Term Securities — 1.5%
(Cost: $ 89,196,461 ) ................................. 89,242,473
Total Investments — 101.3%
(Cost: $ 5,337,787,510 ) ............................... 6,167,834,338
Liabilities in Excess of Other Assets — ( 1 .3 ) % ............... (79,846,679)
Net Assets — 100.0% ................................. $ 6,087,987,659
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/24
  Shares Held
at 03/31/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 63,358,129 $ 19,030,163
(a)
$ — $ (238) $ 6,827 $ 82,394,881 82,361,936 $ 626,976
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares . 6,037,253 810,339
(a)
— — — 6,847,592 6,847,592 340,784 —
$ (238) $ 6,827
$ 89,242,473
$ 967,760 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

iShares
®
U.S. Aerospace & Defense ETF
Schedule of Investments
(continued)
March 31, 2024
33
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended March 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Industrial Select Sector Index ......................................................... 71 06/21/24 $ 9,123 $ 286,145
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 286,145 $ — $ — $ — $ 286,145
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ 2,888,066 $ — $ — $ — $ 2,888,066
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ (41,204) $ — $ — $ — $ (41,204)
Futures contracts
Average notional value of contracts — long ................................................................................... $ 6,433,418
a

Schedule of Investments
(continued)
March 31, 2024
iShares
®
U.S. Aerospace & Defense ETF
34
2024
iShares Annual Report to Shareholders
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 6,078,591,865  $ —  $ —  $ 6,078,591,865
Short-Term Securities
Money Market Funds ...................................... 89,242,473  —  —  89,242,473
$ 6,167,834,338  $ —  $ —  $ 6,167,834,338
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 286,145  $ —  $ —  $ 286,145
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
U.S. Broker-Dealers & Securities Exchanges ETF
Schedule of Investments
March 31, 2024
(Percentages shown are based on Net Assets)
35
Schedule of Investments
Security Shares Value
a
Common Stocks
Financial Exchanges & Data  —  49 .6%
Cboe Global Markets, Inc. .................... 79,578 $ 14,620,866
CME Group, Inc. , Class A .................... 94,399 20,323,161
Coinbase Global, Inc. , Class A
(a)
................ 86,936 23,048,472
Donnelley Financial Solutions, Inc.
(a)
............. 18,831 1,167,710
FactSet Research Systems, Inc. ................ 28,713 13,046,900
Intercontinental Exchange, Inc. ................ 148,738 20,441,063
MarketAxess Holdings, Inc. ................... 28,576 6,265,288
Moody's Corp. ............................ 53,308 20,951,643
Morningstar, Inc. .......................... 19,637 6,055,462
MSCI, Inc. , Class A ........................ 37,739 21,150,823
Nasdaq, Inc. ............................. 286,479 18,076,825
Open Lending Corp.
(a)
....................... 74,760 467,998
S&P Global, Inc. .......................... 151,763 64,567,568
Tradeweb Markets, Inc. , Class A
(b)
.............. 87,255 9,089,353
239,273,132
a
Investment Banking & Brokerage  —  50 .2%
B Riley Financial, Inc.
(b)
...................... 12,571 266,128
BGC Group, Inc. , Class A
(b)
................... 286,290 2,224,473
Charles Schwab Corp. (The) .................. 470,140 34,009,928
Evercore, Inc. , Class A ...................... 26,195 5,044,895
Goldman Sachs Group, Inc. (The) .............. 154,036 64,339,297
Houlihan Lokey, Inc. , Class A .................. 39,390 5,049,404
Interactive Brokers Group, Inc. , Class A ........... 80,678 9,012,539
Jefferies Financial Group, Inc. ................. 127,822 5,636,950
Lazard, Inc. ............................. 85,018 3,559,704
LPL Financial Holdings, Inc. ................... 56,282 14,869,704
Moelis & Co. , Class A ....................... 48,482 2,752,323
Morgan Stanley ........................... 591,745 55,718,709
Security Shares Value
a
Investment Banking & Brokerage (continued)
Piper Sandler Companies .................... 11,529 $ 2,288,391
PJT Partners, Inc. , Class A
(b)
.................. 16,345 1,540,680
Raymond James Financial, Inc. ................ 141,826 18,213,295
Robinhood Markets, Inc. , Class A
(a)
.............. 389,427 7,839,166
Stifel Financial Corp. ....................... 76,894 6,010,804
StoneX Group, Inc.
(a)
....................... 20,579 1,445,881
Virtu Financial, Inc. , Class A ................... 68,622 1,408,124
241,230,395
a
Total Long-Term Investments — 99.8%
(Cost: $ 423,678,323 ) ................................ 480,503,527
a
Short-Term Securities
Money Market Funds  —  0 .3%
BlackRock Cash Funds: Institutional, SL Agency Shares ,
5.50%
(c) (d) (e)
............................ 666,608 666,874
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.29%
(c) (d)
............................. 630,036 630,036
a
Total Short-Term Securities — 0.3%
(Cost: $ 1,296,901 ) .................................. 1,296,910
Total Investments — 100.1%
(Cost: $ 424,975,224 ) ................................ 481,800,437
Liabilities in Excess of Other Assets — ( 0 .1 ) % ............... (635,220)
Net Assets — 100.0% ................................. $ 481,165,217
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/24
  Shares Held
at 03/31/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares . $ 5,372,007 $ — $ (4,705,341)
(a)
$ (222) $ 430 $ 666,874 666,608 $ 77,698
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 2,515,774 — (1,885,738)
(a)
— — 630,036 630,036 32,388 —
$ (222) $ 430
$ 1,296,910
$ 110,086 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(continued)
March 31, 2024
iShares
®
U.S. Broker-Dealers & Securities Exchanges ETF
36
2024
iShares Annual Report to Shareholders
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended March 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Financial Select Sector Index ......................................................... 3 06/21/24 $ 394 $ 4,553
E-Mini Russell 2000 Index ................................................................ 2 06/21/24 215 5,360
$ 9,913
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 9,913 $ — $ — $ — $ 9,913
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ 189,644 $ — $ — $ — $ 189,644
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ (29,497) $ — $ — $ — $ (29,497)
Futures contracts
Average notional value of contracts — long ................................................................................... $ 603,824
a

iShares
®
U.S. Broker-Dealers & Securities Exchanges ETF
Schedule of Investments
(continued)
March 31, 2024
37
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 480,503,527  $ —  $ —  $ 480,503,527
Short-Term Securities
Money Market Funds ...................................... 1,296,910  —  —  1,296,910
$ 481,800,437  $ —  $ —  $ 481,800,437
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 9,913  $ —  $ —  $ 9,913
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
March 31, 2024
iShares
®
U.S. Healthcare Providers ETF
(Percentages shown are based on Net Assets)
38
2024
iShares Annual Report to Shareholders
Security Shares Value
a
Common Stocks
Health Care Facilities  —  13 .2%
Acadia Healthcare Co., Inc.
(a)
.................. 127,584 $ 10,107,204
Brookdale Senior Living, Inc.
(a)
................. 260,337 1,720,828
Community Health Systems, Inc.
(a)
.............. 168,151 588,529
Encompass Health Corp. .................... 138,687 11,452,772
Ensign Group, Inc. (The) ..................... 77,766 9,675,646
HCA Healthcare, Inc. ....................... 114,937 38,334,938
National HealthCare Corp. .................... 18,654 1,762,990
Select Medical Holdings Corp. ................. 145,410 4,384,111
Surgery Partners, Inc.
(a) (b)
.................... 100,960 3,011,637
Tenet Healthcare Corp.
(a)
..................... 140,501 14,768,060
U.S. Physical Therapy, Inc. ................... 20,727 2,339,456
Universal Health Services, Inc. , Class B .......... 84,405 15,400,536
113,546,707
a
Health Care Services  —  29 .1%
Accolade, Inc.
(a) (b)
.......................... 97,423 1,020,993
Addus HomeCare Corp.
(a) (b)
................... 22,141 2,288,051
Agiliti, Inc.
(a)
............................. 48,491 490,729
agilon health, Inc.
(a) (b)
....................... 415,559 2,534,910
Amedisys, Inc.
(a)
.......................... 45,220 4,167,475
AMN Healthcare Services, Inc.
(a)
................ 52,281 3,268,085
Astrana Health, Inc.
(a) (b)
...................... 58,244 2,445,666
Castle Biosciences, Inc.
(a)
.................... 37,215 824,312
Chemed Corp. ............................ 20,838 13,376,537
Cigna Group (The) ......................... 220,975 80,255,910
CorVel Corp.
(a) (b)
........................... 12,529 3,294,626
Cross Country Healthcare, Inc.
(a)
............... 45,694 855,392
CVS Health Corp. ......................... 500,010 39,880,798
DaVita, Inc.
(a)
............................. 74,528 10,288,590
DocGo, Inc.
(a) (b)
........................... 122,136 493,429
Fulgent Genetics, Inc.
(a) (b)
.................... 27,867 604,714
Guardant Health, Inc.
(a) (b)
..................... 167,675 3,459,135
Hims & Hers Health, Inc. , Class A
(a)
.............. 202,788 3,137,130
Laboratory Corp. of America Holdings ............ 117,463 25,660,967
LifeStance Health Group, Inc.
(a) (b)
............... 125,670 775,384
ModivCare, Inc.
(a)
.......................... 17,073 400,362
National Research Corp. ..................... 20,028 793,309
NeoGenomics, Inc.
(a) (b)
...................... 176,291 2,771,295
OPKO Health, Inc.
(a) (b)
....................... 609,415 731,298
Option Care Health, Inc.
(a)
.................... 245,066 8,219,514
Pediatrix Medical Group, Inc.
(a)
................. 114,553 1,148,967
Pennant Group, Inc. (The)
(a)
................... 41,388 812,446
Premier, Inc. , Class A ....................... 165,712 3,662,235
Privia Health Group, Inc.
(a) (b)
................... 142,070 2,783,151
Quest Diagnostics, Inc. ...................... 153,573 20,442,102
R1 RCM, Inc.
(a) (b)
.......................... 273,179 3,518,546
RadNet, Inc.
(a)
............................ 90,171 4,387,721
248,793,779
a
Security Shares Value
a
Health Care Technology  —  7 .3%
American Well Corp. , Class A
(a)
................ 352,153 $ 285,491
Certara, Inc.
(a) (b)
........................... 148,113 2,648,261
Definitive Healthcare Corp. , Class A
(a)
............ 67,572 545,306
Doximity, Inc. , Class A
(a) (b)
.................... 169,254 4,554,625
Evolent Health, Inc. , Class A
(a) (b)
................ 158,990 5,213,282
GoodRx Holdings, Inc. , Class A
(a) (b)
.............. 108,622 771,216
Health Catalyst, Inc.
(a)
....................... 79,596 599,358
HealthStream, Inc. ......................... 33,092 882,233
Phreesia, Inc.
(a) (b)
.......................... 73,096 1,749,187
Schrodinger, Inc.
(a) (b)
........................ 75,645 2,042,415
Sharecare, Inc. , Class A
(a)
.................... 419,171 321,714
Simulations Plus, Inc.
(b)
...................... 22,094 909,168
Teladoc Health, Inc.
(a) (b)
...................... 228,964 3,457,356
Veeva Systems, Inc. , Class A
(a)
................ 165,528 38,351,182
62,330,794
a
Managed Health Care  —  50 .3%
Alignment Healthcare, Inc.
(a)
.................. 135,996 674,540
Centene Corp.
(a)
.......................... 479,066 37,597,100
Clover Health Investments Corp. , Class A
(a) (b)
....... 469,960 373,148
Elevance Health, Inc. ....................... 219,433 113,784,788
HealthEquity, Inc.
(a)
......................... 118,708 9,690,134
Humana, Inc. ............................ 109,623 38,008,487
Molina Healthcare, Inc.
(a)
..................... 80,245 32,967,053
Progyny, Inc.
(a) (b)
.......................... 115,320 4,399,458
UnitedHealth Group, Inc. ..................... 393,259 194,545,227
432,039,935
a
Total Long-Term Investments — 99.9%
(Cost: $ 894,577,349 ) ................................ 856,711,215
a
Short-Term Securities
Money Market Funds  —  2 .8%
BlackRock Cash Funds: Institutional, SL Agency Shares ,
5.50%
(c) (d) (e)
............................ 22,947,376 22,956,555
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.29%
(c) (d)
............................. 573,173 573,173
a
Total Short-Term Securities — 2.8%
(Cost: $ 23,509,506 ) ................................. 23,529,728
Total Investments — 102.7%
(Cost: $ 918,086,855 ) ................................ 880,240,943
Liabilities in Excess of Other Assets — ( 2 .7 ) % ............... (22,947,886)
Net Assets — 100.0% ................................. $ 857,293,057
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

iShares
®
U.S. Healthcare Providers ETF
Schedule of Investments
(continued)
March 31, 2024
39
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended March 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/24
  Shares Held
at 03/31/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares . $ 62,466,913 $ — $ (39,512,893)
(a)
$ 17,218 $ (14,683) $ 22,956,555 22,947,376 $ 143,539
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 1,177,913 — (604,740)
(a)
— — 573,173 573,173 62,505 —
$ 17,218 $ (14,683)
$ 23,529,728
$ 206,044 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Health Care Select Sector Index ....................................................... 3 06/21/24 $ 453 $ 3,415
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 3,415 $ — $ — $ — $ 3,415
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ 61,491 $ — $ — $ — $ 61,491
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ (29,050) $ — $ — $ — $ (29,050)

Schedule of Investments
(continued)
March 31, 2024
iShares
®
U.S. Healthcare Providers ETF
40
2024
iShares Annual Report to Shareholders
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Futures contracts
Average notional value of contracts — long ................................................................................... $ 651,648
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 856,711,215  $ —  $ —  $ 856,711,215
Short-Term Securities
Money Market Funds ...................................... 23,529,728  —  —  23,529,728
$ 880,240,943  $ —  $ —  $ 880,240,943
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 3,415  $ —  $ —  $ 3,415
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
U.S. Home Construction ETF
Schedule of Investments
March 31, 2024
(Percentages shown are based on Net Assets)
41
Schedule of Investments
Security Shares Value
a
Common Stocks
Building Products  —  16 .0%
American Woodmark Corp.
(a)
.................. 65,363 $ 6,644,803
AZEK Co., Inc. (The) , Class A
(a)
................ 594,201 29,840,774
Builders FirstSource, Inc.
(a)
................... 502,617 104,820,775
Fortune Brands Innovations, Inc. ............... 513,812 43,504,462
Hayward Holdings, Inc.
(a) (b)
.................... 514,312 7,874,117
JELD-WEN Holding, Inc.
(a)
.................... 347,595 7,379,442
Lennox International, Inc. .................... 130,493 63,779,759
Masco Corp. ............................. 895,501 70,637,119
Masonite International Corp.
(a)
................. 88,883 11,683,670
Masterbrand, Inc.
(a)
........................ 517,087 9,690,210
Owens Corning ........................... 362,150 60,406,620
Quanex Building Products Corp. ................ 135,028 5,189,126
Simpson Manufacturing Co., Inc. ............... 173,885 35,677,724
Trex Co., Inc.
(a) (b)
.......................... 442,502 44,139,575
UFP Industries, Inc. ........................ 251,874 30,983,021
532,251,197
a
Construction Materials  —  1 .1%
Eagle Materials, Inc. ........................ 140,379 38,147,993
a
Home Furnishings  —  1 .2%
Ethan Allen Interiors, Inc. .................... 93,252 3,223,722
Leggett & Platt, Inc. ........................ 544,165 10,420,760
Mohawk Industries, Inc.
(a) (b)
................... 215,343 28,186,245
41,830,727
a
Home Improvement Retail  —  10 .4%
Floor & Decor Holdings, Inc. , Class A
(a) (b)
.......... 434,252 56,287,744
Home Depot, Inc. (The) ..................... 373,256 143,181,002
Lowe's Companies, Inc. ..................... 584,279 148,833,390
348,302,136
a
Homebuilding  —  65 .6%
Beazer Homes USA, Inc.
(a)
................... 278,281 9,127,617
Cavco Industries, Inc.
(a)
...................... 75,712 30,213,631
Century Communities, Inc. ................... 275,763 26,611,129
DR Horton, Inc. ........................... 2,912,781 479,298,113
Dream Finders Homes, Inc. , Class A
(a) (b)
........... 221,540 9,687,944
Green Brick Partners, Inc.
(a)
................... 247,567 14,910,960
Installed Building Products, Inc.
(b)
............... 228,658 59,160,684
KB Home ............................... 716,783 50,805,579
Lennar Corp. , Class A ....................... 2,410,737 414,598,549
Lennar Corp. , Class B ...................... 124,659 19,219,925
Security Shares Value
a
Homebuilding (continued)
LGI Homes, Inc.
(a) (b)
........................ 199,888 $ 23,260,967
M/I Homes, Inc.
(a) (b)
......................... 271,632 37,020,725
MDC Holdings, Inc. ........................ 582,571 36,649,542
Meritage Homes Corp. ...................... 355,519 62,379,364
NVR, Inc.
(a)
.............................. 31,162 252,410,953
PulteGroup, Inc. .......................... 2,068,865 249,546,496
Skyline Champion Corp.
(a)
.................... 523,883 44,535,294
Taylor Morrison Home Corp.
(a) (b)
................ 1,048,016 65,155,155
Toll Brothers, Inc. .......................... 1,017,197 131,594,776
TopBuild Corp.
(a)
.......................... 308,253 135,856,345
Tri Pointe Homes, Inc.
(a)
..................... 946,608 36,595,865
2,188,639,613
a
Homefurnishing Retail  —  0 .1%
Arhaus, Inc. , Class A ....................... 166,996 2,570,068
a
Specialty Chemicals  —  4 .4%
Sherwin-Williams Co. (The) ................... 418,681 145,420,472
a
Trading Companies & Distributors  —  0 .8%
Beacon Roofing Supply, Inc.
(a)
................. 258,150 25,303,863
a
Total Long-Term Investments — 99.6%
(Cost: $ 2,916,132,406 ) ............................... 3,322,466,069
a
Short-Term Securities
Money Market Funds  —  2 .5%
BlackRock Cash Funds: Institutional, SL Agency Shares ,
5.50%
(c) (d) (e)
............................ 80,543,012 80,575,229
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.29%
(c) (d)
............................. 3,583,253 3,583,253
a
Total Short-Term Securities — 2.5%
(Cost: $ 84,140,147 ) ................................. 84,158,482
Total Investments — 102.1%
(Cost: $ 3,000,272,553 ) ............................... 3,406,624,551
Liabilities in Excess of Other Assets — ( 2 .1 ) % ............... (69,842,758)
Net Assets — 100.0% ................................. $ 3,336,781,793
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(continued)
March 31, 2024
iShares
®
U.S. Home Construction ETF
42
2024
iShares Annual Report to Shareholders
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended March 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/24
  Shares Held
at 03/31/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 71,363,887 $ 9,201,100
(a)
$ — $ 17,170 $ (6,928) $ 80,575,229 80,543,012 $ 150,164
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares . 1,937,714 1,645,539
(a)
— — — 3,583,253 3,583,253 125,615 —
$ 17,170 $ (6,928)
$ 84,158,482
$ 275,779 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P MidCap 400 Index ............................................................. 46 06/21/24 $ 14,156 $ 136,594
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 136,594 $ — $ — $ — $ 136,594
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ 698,634 $ — $ — $ — $ 698,634
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ (2,168) $ — $ — $ — $ (2,168)
Futures contracts
Average notional value of contracts — long ................................................................................... $ 5,182,330
a

iShares
®
U.S. Home Construction ETF
Schedule of Investments
(continued)
March 31, 2024
43
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 3,322,466,069  $ —  $ —  $ 3,322,466,069
Short-Term Securities
Money Market Funds ...................................... 84,158,482  —  —  84,158,482
$ 3,406,624,551  $ —  $ —  $ 3,406,624,551
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 136,594  $ —  $ —  $ 136,594
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
March 31, 2024
iShares
®
U.S. Infrastructure ETF
(Percentages shown are based on Net Assets)
44
2024
iShares Annual Report to Shareholders
Security Shares Value
a
Common Stocks
Aluminum  — 1.3%
Century Aluminum Co.
(a)(b)
.................... 1,120,982 $ 17,251,913
Kaiser Aluminum Corp. ...................... 161,468 14,428,781
31,680,694
a
Automotive Parts & Equipment  — 0.5%
XPEL, Inc.
(a)
............................. 226,851 12,254,491
a
Building Products  — 5.8%
Advanced Drainage Systems, Inc. .............. 72,971 12,568,525
Apogee Enterprises, Inc. ..................... 208,135 12,321,592
Armstrong World Industries, Inc. ................ 98,249 12,204,491
AZEK Co., Inc. (The), Class A
(a)
................ 242,746 12,190,704
Builders FirstSource , Inc.
(a)
................... 59,417 12,391,416
Carlisle Companies, Inc. ..................... 34,232 13,413,809
Gibraltar Industries, Inc.
(a)(b)
................... 152,927 12,315,211
Insteel Industries, Inc. ....................... 327,610 12,521,254
Owens Corning ........................... 78,345 13,067,946
Simpson Manufacturing Co., Inc. ............... 56,773 11,648,684
Trex Co., Inc.
(a)
........................... 125,593 12,527,902
137,171,534
a
Commodity Chemicals  — 3.8%
AdvanSix , Inc. ............................ 435,732 12,461,935
Hawkins, Inc. ............................ 170,456 13,091,021
Koppers Holdings, Inc. ...................... 224,323 12,375,900
LyondellBasell Industries NV, Class A ............ 119,482 12,220,619
Mativ Holdings, Inc. ........................ 675,136 12,658,800
Olin Corp. ............................... 217,346 12,779,945
Westlake Corp.
(b)
.......................... 86,492 13,215,978
88,804,198
a
Construction & Engineering  — 11.9%
AECOM ................................ 132,941 13,038,853
API Group Corp.
(a)(b)
........................ 318,053 12,489,941
Argan , Inc. .............................. 254,222 12,848,380
Bowman Consulting Group, Ltd.
(a)(b)
.............. 360,183 12,530,766
Comfort Systems USA, Inc. ................... 37,790 12,006,261
Construction Partners, Inc., Class A
(a)(b)
........... 243,641 13,680,442
EMCOR Group, Inc. ........................ 37,134 13,004,327
Fluor Corp.
(a)
............................. 324,213 13,707,726
Granite Construction, Inc. .................... 228,243 13,039,523
Great Lakes Dredge & Dock Corp.
(a)
............. 1,298,623 11,362,951
Limbach Holdings, Inc.
(a)
..................... 233,000 9,650,860
MasTec , Inc.
(a)
............................ 140,041 13,058,823
Matrix Service Co.
(a)
........................ 991,027 12,913,082
MDU Resources Group, Inc. .................. 548,334 13,818,017
MYR Group, Inc.
(a)
......................... 71,460 12,630,555
Northwest Pipe Co.
(a)
....................... 397,937 13,800,455
Primoris Services Corp. ..................... 299,757 12,760,655
Quanta Services, Inc. ....................... 49,326 12,814,895
Stantec , Inc.
(b)
............................ 145,369 12,071,442
Sterling Infrastructure, Inc.
(a)
.................. 107,067 11,810,561
Tutor Perini Corp.
(a)(b)
....................... 1,002,735 14,499,548
Valmont Industries, Inc. ...................... 56,307 12,853,762
280,391,825
a
Construction Machinery & Heavy Transportation Equipment  — 2.8%
Astec Industries, Inc. ....................... 291,952 12,761,222
Greenbrier Companies, Inc. (The) ............... 226,072 11,778,351
Oshkosh Corp. ........................... 106,292 13,255,675
Terex Corp. .............................. 209,604 13,498,498
Trinity Industries, Inc. ....................... 474,536 13,215,828
64,509,574
a
Security Shares Value
a
Construction Materials  — 3.2%
Eagle Materials, Inc.
(b)
....................... 46,379 $ 12,603,493
Knife River Corp.
(a)
......................... 159,517 12,933,638
Martin Marietta Materials, Inc. ................. 20,140 12,364,752
Summit Materials, Inc., Class A
(a)(b)
.............. 275,058 12,259,335
United States Lime & Minerals, Inc. .............. 46,802 13,953,548
Vulcan Materials Co. ....................... 44,432 12,126,382
76,241,148
a
Copper  — 0.7%
Taseko Mines, Ltd.
(a)(b)
....................... 7,568,413 16,423,456
a
Distributors  — 0.5%
Pool Corp. .............................. 29,455 11,885,092
a
Diversified Chemicals  — 0.6%
LSB Industries, Inc.
(a)(b)
...................... 1,629,958 14,311,031
a
Diversified Metals & Mining  — 0.3%
Compass Minerals International, Inc. ............. 505,139 7,950,888
a
Electric Utilities  — 18.9%
ALLETE, Inc. ............................ 283,008 16,878,597
Alliant Energy Corp. ........................ 335,544 16,911,418
American Electric Power Co., Inc. ............... 188,438 16,224,512
Avangrid , Inc. ............................ 514,468 18,747,214
Constellation Energy Corp. ................... 94,214 17,415,458
Duke Energy Corp. ........................ 176,264 17,046,491
Edison International ........................ 240,652 17,021,316
Entergy Corp. ............................ 159,405 16,845,920
Evergy , Inc. .............................. 326,046 17,404,335
Eversource Energy ........................ 274,189 16,388,276
Exelon Corp. ............................. 451,266 16,954,064
FirstEnergy Corp. ......................... 438,778 16,945,606
Fortis, Inc. .............................. 415,338 16,410,004
Hawaiian Electric Industries, Inc. ............... 1,340,203 15,104,088
IDACORP, Inc. ........................... 183,979 17,089,809
MGE Energy, Inc. .......................... 253,448 19,951,427
NextEra Energy, Inc. ....................... 290,081 18,539,077
NRG Energy, Inc. .......................... 282,411 19,116,401
OGE Energy Corp. ......................... 487,680 16,727,424
PG&E Corp. ............................. 964,784 16,169,780
Pinnacle West Capital Corp. .................. 235,348 17,587,556
PNM Resources, Inc. ....................... 435,203 16,381,041
Portland General Electric Co. .................. 398,989 16,757,538
PPL Corp. .............................. 612,679 16,867,053
Southern Co. (The) ........................ 239,536 17,184,313
Xcel Energy, Inc. .......................... 323,087 17,365,926
446,034,644
a
Environmental & Facilities Services  — 1.1%
Enviri Corp.
(a)(b)
........................... 1,438,554 13,162,769
Tetra Tech, Inc. ........................... 67,319 12,434,493
25,597,262
a
Forest Products  — 1.1%
Louisiana-Pacific Corp. ...................... 158,263 13,279,848
West Fraser Timber Co., Ltd. .................. 145,565 12,581,183
25,861,031
a
Gas Utilities  — 4.1%
Atmos Energy Corp. ........................ 142,069 16,887,742
Chesapeake Utilities Corp. ................... 156,126 16,752,320
Northwest Natural Holding Co. ................. 433,670 16,141,197
ONE Gas, Inc. ............................ 269,258 17,375,219
Southwest Gas Holdings, Inc. ................. 170,701 12,995,467

iShares
®
U.S. Infrastructure ETF
Schedule of Investments
(continued)
March 31, 2024
(Percentages shown are based on Net Assets)
45
Schedule of Investments
Security Shares Value
a
Gas Utilities (continued)
Spire, Inc. ............................... 268,669 $ 16,488,217
96,640,162
a
Homebuilding  — 0.6%
TopBuild Corp.
(a)(b)
......................... 28,938 12,753,845
a
Household Appliances  — 0.5%
Worthington Enterprises, Inc. .................. 188,550 11,733,466
a
Independent Power Producers & Energy Traders  — 0.9%
Vistra Corp. ............................. 293,861 20,467,419
a
Industrial Machinery & Supplies & Components  — 1.5%
Luxfer Holdings PLC ....................... 1,200,250 12,446,592
Mueller Industries, Inc. ...................... 230,996 12,457,614
Omega Flex, Inc. .......................... 171,191 12,142,578
37,046,784
a
Multi-Utilities  — 10.7%
Algonquin Power & Utilities Corp. ............... 2,723,712 17,213,860
Ameren Corp. ............................ 224,558 16,608,310
Avista Corp. ............................. 480,901 16,841,153
Black Hills Corp. .......................... 311,403 17,002,604
CenterPoint Energy, Inc. ..................... 583,653 16,628,274
CMS Energy Corp. ......................... 275,463 16,621,437
Consolidated Edison, Inc. .................... 184,063 16,714,761
Dominion Energy, Inc. ....................... 357,566 17,588,672
DTE Energy Co. .......................... 148,139 16,612,307
NiSource, Inc. ............................ 612,914 16,953,201
Northwestern Energy Group, Inc. ............... 333,100 16,964,783
Public Service Enterprise Group, Inc. ............ 257,318 17,183,696
Sempra ................................ 229,219 16,464,801
Unitil Corp. .............................. 309,655 16,210,439
WEC Energy Group, Inc. ..................... 204,306 16,777,609
252,385,907
a
Oil & Gas Equipment & Services  — 1.1%
Atlas Energy Solutions, Inc. ................... 614,713 13,904,808
U.S. Silica Holdings, Inc.
(a)
.................... 1,019,077 12,646,746
26,551,554
a
Oil & Gas Storage & Transportation  — 7.9%
Antero Midstream Corp. ..................... 1,185,451 16,667,441
DT Midstream, Inc. ......................... 277,515 16,956,166
Enbridge, Inc. ............................ 460,215 16,650,579
EnLink Midstream LLC ...................... 1,263,046 17,227,947
Equitrans Midstream Corp. ................... 1,496,767 18,694,620
Kinder Morgan, Inc., Class P .................. 917,264 16,822,622
Kinetik Holdings, Inc., Class A ................. 452,286 18,032,643
New Fortress Energy, Inc., Class A
(b)
............. 465,159 14,229,214
ONEOK, Inc. ............................. 213,168 17,089,679
TC Energy Corp. .......................... 402,903 16,196,701
Williams Companies, Inc. (The) ................ 439,984 17,146,176
185,713,788
a
Rail Transportation  — 2.0%
CSX Corp. .............................. 418,924 15,529,513
Norfolk Southern Corp. ...................... 62,199 15,852,659
Union Pacific Corp. ........................ 63,308 15,569,336
46,951,508
a
Research & Consulting Services  — 1.0%
Jacobs Solutions, Inc. ....................... 81,041 12,458,433
NV5 Global, Inc.
(a)
......................... 116,665 11,434,337
23,892,770
a
Security Shares Value
a
Specialty Chemicals  — 1.7%
Eastman Chemical Co. ...................... 136,438 $ 13,673,816
Ecovyst , Inc.
(a)
............................ 1,302,895 14,527,279
Ingevity Corp.
(a)(b)
.......................... 262,479 12,520,248
40,721,343
a
Steel  — 6.9%
Algoma Steel Group, Inc.
(b)
................... 1,506,015 12,786,067
ATI, Inc.
(a)
............................... 241,315 12,348,089
Carpenter Technology Corp. .................. 180,228 12,871,884
Cleveland-Cliffs, Inc.
(a)(b)
..................... 563,681 12,818,106
Commercial Metals Co. ...................... 221,685 13,028,427
Haynes International, Inc. .................... 199,503 11,994,120
Metallus , Inc.
(a)
........................... 575,139 12,796,843
Nucor Corp. ............................. 62,311 12,331,347
Olympic Steel, Inc. ......................... 176,296 12,495,861
Reliance, Inc. ............................ 37,112 12,402,088
Ryerson Holding Corp. ...................... 371,094 12,431,649
Steel Dynamics, Inc. ........................ 88,867 13,172,755
United States Steel Corp. .................... 250,612 10,219,957
161,697,193
a
Trading Companies & Distributors  — 2.7%
Alta Equipment Group, Inc. ................... 1,026,999 13,299,637
BlueLinx Holdings, Inc.
(a)
..................... 91,862 11,964,107
Boise Cascade Co. ........................ 86,237 13,226,169
H&E Equipment Services, Inc. ................. 206,794 13,272,039
United Rentals, Inc. ........................ 16,960 12,230,025
63,991,977
a
Water Utilities  — 5.6%
American States Water Co. ................... 223,555 16,149,613
American Water Works Co., Inc. ................ 133,820 16,354,142
Artesian Resources Corp., Class A, NVS .......... 463,811 17,212,026
California Water Service Group ................ 351,757 16,349,665
Essential Utilities, Inc. ....................... 459,420 17,021,511
Middlesex Water Co. ....................... 312,191 16,390,028
SJW Group .............................. 283,961 16,069,353
York Water Co. (The) ....................... 446,485 16,194,011
131,740,349
a
Total Long-Term Investments — 99.7%
(Cost: $2,073,037,555) ............................... 2,351,404,933
a
Short-Term Securities
Money Market Funds  —  2.0%
BlackRock Cash Funds: Institutional, SL Agency Shares,
5.50%
(c)(d)(e)
............................ 42,148,490 42,165,349
BlackRock Cash Funds: Treasury, SL Agency Shares,
5.29%
(c)(d)
............................. 4,277,258 4,277,258
a
Total Short-Term Securities — 2.0%
(Cost: $46,429,833) ................................. 46,442,607
Total Investments — 101.7%
(Cost: $2,119,467,388) ............................... 2,397,847,540
Liabilities in Excess of Other Assets — (1.7)% ............... (39,892,112)
Net Assets — 100.0% ................................. $ 2,357,955,428
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(continued)
March 31, 2024
iShares
®
U.S. Infrastructure ETF
46
2024
iShares Annual Report to Shareholders
Derivative Financial Instruments Outstanding as of Period End
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/24
  Shares Held
at 03/31/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares . $ 53,900,144 $ — $ (11,736,168)
(a)
$ (4,665) $ 6,038 $ 42,165,349 42,148,490 $ 191,721
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 22,701,642 — (18,424,384)
(a)
— — 4,277,258 4,277,258 317,808 —
Luxfer Holdings
PLC
(c)
........ N/A 4,178,111 (273,951) (11,777) N/A N/A N/A 141,809 —
$ (16,442) $ 6,038
$ 46,442,607
$ 651,338 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of the beginning of the year, and as of the end of the year, the entity was not considered an affiliate.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Energy Select Sector Index .......................................................... 4 06/21/24 $ 400 $ 22,723
E-Mini S&P MidCap 400 Index ............................................................. 13 06/21/24 4,001 107,404
E-Mini Utilities Select Sector Index .......................................................... 26 06/21/24 1,739 56,346
$ 186,473
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a)
Termination
Date Net Notional
Accrued
Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long ..............
Monthly
HSBC Bank PLC
(b)
02/10/28
$ 41,722 $ (890)
(c )
$ 43,040 – %
(d )
(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
(c)
Amount includes $(2,208) of net dividends and financing fees.
(d)
Rounds to less than 0.1%.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
(b)
Range: 40 basis points
Benchmarks: USD - 1D Overnight Bank Funding Rate (OBFR01)

iShares
®
U.S. Infrastructure ETF
Schedule of Investments
(continued)
March 31, 2024
47
Schedule of Investments
Balances Reported in the Statements of Assets and Liabilities for OTC Derivatives
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended March 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with HSBC
Bank PLC as of period end, termination date February 10, 2028 :
Shares Value
% of
Basket
Value
Reference Entity — Long
Common Stocks
Multi-Utilities
Avista Corp. .......................... 1,229 $ 43,040 100.0%
a
Total Reference Entity — Long
43,040
Net Value of Reference Entity — HSBC Bank PLC ........ $ 43,040
Description
Swap Premiums
Paid
Swap Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation
OTC Swaps ................................................................ $ — $ — $ — $ (890)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 186,473 $ — $ — $ — $ 186,473
Liabilities — Derivative Financial Instruments
Swaps - OTC
Unrealized depreciation on OTC swaps; Swap premiums received $ — $ — $ 890 $ — $ — $ — $ 890
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ................................. $ — $ — $ 464,383 $ — $ — $ — $ 464,383
Swaps ........................................ — — (143,440) — — — (143,440)
$ — $ — $ 320,943 $ — $ — $ — $ 320,943
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts ................................. $ — $ — $ 2,972 $ — $ — $ — $ 2,972
Swaps ........................................ — — (406,079) — — — (406,079)
$ —
$ — $ (403,107) $ — $ — $ — $ (403,107)
Futures contracts
Average notional value of contracts — long ................................................................................... $ 5,266,830
Total return swaps
Average notional amount ............................................................................................... $ 17,206
a

Schedule of Investments
(continued)
March 31, 2024
iShares
®
U.S. Infrastructure ETF
48
2024
iShares Annual Report to Shareholders
Derivative Financial Instruments – Offsetting as of Period End
The Fund’s derivative assets and liabilities (by type) were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Assets Liabilities
Derivative Financial Instruments:
Swaps — OTC
(a)
................................................................................ $ —  $ 890
Total derivative assets and liabilities in the Statements of Assets and Liabilities ........................................ $ —  $ 890
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”) .....................................
—  —
Total derivative assets and liabilities subject to an MNA ........................................................ $ —  $ 890
(a)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statements of Assets and Liabilities.
The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
a a a a a
Counterparty
Derivative Liabilities
Subject to an MNA
by Counterparty
Derivatives Available
for Offset
(a)
Non-Cash
Collateral
Pledged
(b)
Cash
Collateral
Pledged
(b)
Net Amount
of Derivative
Liabilities
(c)
HSBC Bank PLC ..................................... $ 890 $ – $ – $ – $ 890
(a)
The amount of derivatives available for offset is limited to the amount of derivatives assets and/or liabilities that are subject to an MNA.
(b)
Excess of collateral pledged to the individual counterparty is not shown for financial reporting purposes.
(c)
Net amount represents the net amount payable due to the counterparty in the event of default.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 2,351,404,933  $ —  $ —  $ 2,351,404,933
Short-Term Securities
Money Market Funds ...................................... 46,442,607  —  —  46,442,607
$ 2,397,847,540  $ —  $ —  $ 2,397,847,540
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 186,473  $ —  $ —  $ 186,473
Liabilities
Equity Contracts ........................................... —  (890) —  (890)
$ 186,473  $ (890) $ —  $ 185,583
a
(a)
Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
U.S. Insurance ETF
Schedule of Investments
March 31, 2024
(Percentages shown are based on Net Assets)
49
Schedule of Investments
Security Shares Value
a
Common Stocks
Life & Health Insurance  —  22 .8%
Aflac, Inc. ............................... 342,269 $ 29,387,216
American Equity Investment Life Holding Co.
(a)
...... 52,819 2,969,484
Brighthouse Financial, Inc.
(a)
.................. 54,469 2,807,332
CNO Financial Group, Inc. .................... 91,370 2,510,848
Genworth Financial, Inc. , Class A
(a)
.............. 236,460 1,520,438
Globe Life, Inc. ........................... 70,776 8,236,203
Lincoln National Corp. ...................... 108,246 3,456,295
MetLife, Inc. ............................. 465,380 34,489,312
National Western Life Group, Inc. , Class A ......... 2,038 1,002,614
Oscar Health, Inc. , Class A
(a)
.................. 126,113 1,875,300
Primerica, Inc. ............................ 28,989 7,333,057
Principal Financial Group, Inc. ................. 179,136 15,461,228
Prudential Financial, Inc. ..................... 256,234 30,081,872
Unum Group ............................. 131,388 7,050,280
148,181,479
a
Multi-line Insurance  —  7 .9%
American International Group, Inc. .............. 545,209 42,618,988
Assurant, Inc. ............................ 42,358 7,973,470
Horace Mann Educators Corp. ................. 27,752 1,026,546
51,619,004
a
Property & Casualty Insurance  —  68 .7%
Allstate Corp. (The) ........................ 179,053 30,977,960
Ambac Financial Group, Inc.
(a)
................. 44,106 689,377
American Financial Group, Inc. ................ 53,980 7,367,190
AMERISAFE, Inc. ......................... 17,783 892,173
Arch Capital Group Ltd.
(a)
.................... 302,814 27,992,126
Assured Guaranty Ltd. ...................... 45,563 3,975,372
Axis Capital Holdings Ltd. .................... 64,953 4,223,244
Chubb Ltd. .............................. 314,297 81,443,782
Cincinnati Financial Corp. .................... 128,206 15,919,339
CNA Financial Corp. ........................ 22,096 1,003,600
Employers Holdings, Inc. ..................... 13,783 625,610
Erie Indemnity Co. , Class A , NVS ............... 20,607 8,275,153
Fidelity National Financial, Inc. ................. 175,798 9,334,874
First American Financial Corp. ................. 84,377 5,151,216
Hanover Insurance Group, Inc. (The) ............ 29,985 4,083,057
Hartford Financial Services Group, Inc. (The) ....... 243,670 25,110,194
James River Group Holdings, Ltd. .............. 34,680 322,524
Kemper Corp. ............................ 50,986 3,157,053
Kinsale Capital Group, Inc. ................... 18,155 9,526,654
Security Shares Value
a
Property & Casualty Insurance (continued)
Lemonade, Inc.
(a) (b)
......................... 57,499 $ 943,559
Loews Corp. ............................. 148,873 11,655,267
Markel Group, Inc.
(a)
........................ 10,723 16,314,830
MBIA, Inc. .............................. 52,140 352,466
Mercury General Corp. ...................... 23,739 1,224,932
Old Republic International Corp. ................ 216,171 6,640,773
Palomar Holdings, Inc.
(a)
..................... 21,449 1,798,070
ProAssurance Corp. ........................ 36,082 464,015
Progressive Corp. (The) ..................... 453,779 93,850,573
RLI Corp. ............................... 33,482 4,971,073
Safety Insurance Group, Inc. .................. 8,605 707,245
Selective Insurance Group, Inc. ................ 50,462 5,508,937
Skyward Specialty Insurance Group, Inc.
(a)
......... 29,264 1,094,766
Stewart Information Services Corp. .............. 21,220 1,380,573
Travelers Companies, Inc. (The) ................ 177,212 40,783,570
Trupanion, Inc.
(a) (b)
......................... 33,100 913,891
United Fire Group, Inc. ...................... 21,805 474,695
W R Berkley Corp. ......................... 165,530 14,639,473
White Mountains Insurance Group Ltd. ........... 2,118 3,800,327
447,589,533
a
Total Long-Term Investments — 99.4%
(Cost: $ 537,916,502 ) ................................ 647,390,016
a
Short-Term Securities
Money Market Funds  —  0 .4%
BlackRock Cash Funds: Institutional, SL Agency Shares ,
5.50%
(c) (d) (e)
............................ 1,228,233 1,228,724
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.29%
(c) (d)
............................. 1,252,926 1,252,926
a
Total Short-Term Securities — 0.4%
(Cost: $ 2,481,647 ) .................................. 2,481,650
Total Investments — 99.8%
(Cost: $ 540,398,149 ) ................................ 649,871,666
Other Assets Less Liabilities — 0 .2% ..................... 1,172,174
Net Assets — 100.0% ................................. $ 651,043,840
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(continued)
March 31, 2024
iShares
®
U.S. Insurance ETF
50
2024
iShares Annual Report to Shareholders
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended March 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/24
  Shares Held
at 03/31/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 4,441,975 $ — $ (3,213,358)
(a)
$ (354) $ 461 $ 1,228,724 1,228,233 $ 9,801
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 541,341 711,585
(a)
— — — 1,252,926 1,252,926 32,196 —
$ (354) $ 461
$ 2,481,650
$ 41,997 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Financial Select Sector Index ......................................................... 11 06/21/24 $ 1,446 $ 42,595
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 42,595 $ — $ — $ — $ 42,595
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ 205,118 $ — $ — $ — $ 205,118
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ 46,920 $ — $ — $ — $ 46,920

iShares
®
U.S. Insurance ETF
Schedule of Investments
(continued)
March 31, 2024
51
Schedule of Investments
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Futures contracts
Average notional value of contracts — long ................................................................................... $ 1,885,070
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 647,390,016  $ —  $ —  $ 647,390,016
Short-Term Securities
Money Market Funds ...................................... 2,481,650  —  —  2,481,650
$ 649,871,666  $ —  $ —  $ 649,871,666
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 42,595  $ —  $ —  $ 42,595
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
March 31, 2024
iShares
®
U.S. Medical Devices ETF
(Percentages shown are based on Net Assets)
52
2024
iShares Annual Report to Shareholders
Security Shares Value
a
Common Stocks
Health Care Equipment  —  99 .8%
Abbott Laboratories ........................ 8,469,186 $ 962,607,681
Alphatec Holdings, Inc.
(a)
..................... 675,358 9,313,187
Artivion, Inc.
(a) (b)
........................... 272,145 5,758,588
AtriCure, Inc.
(a)
........................... 330,756 10,061,598
Axogen, Inc.
(a)
............................ 295,822 2,387,284
Axonics, Inc.
(a)
............................ 353,477 24,379,309
Baxter International, Inc. ..................... 3,536,875 151,166,037
Becton Dickinson & Co. ..................... 1,082,284 267,811,176
Boston Scientific Corp.
(a)
..................... 3,782,060 259,033,289
CONMED Corp. ........................... 213,861 17,125,989
Dexcom, Inc.
(a) (b)
.......................... 1,906,869 264,482,730
Edwards Lifesciences Corp.
(a) (b)
................ 2,886,750 275,857,830
Enovis Corp.
(a) (b)
........................... 345,771 21,593,399
Envista Holdings Corp.
(a) (b)
.................... 1,194,235 25,532,744
GE HealthCare Technologies, Inc. .............. 2,862,002 260,184,602
Glaukos Corp.
(a) (b)
.......................... 339,879 32,047,191
Globus Medical, Inc. , Class A
(a) (b)
............... 803,470 43,098,131
Hologic, Inc.
(a) (b)
........................... 1,634,843 127,452,360
IDEXX Laboratories, Inc.
(a)
.................... 457,407 246,967,761
Inari Medical, Inc.
(a) (b)
....................... 356,451 17,102,519
Inspire Medical Systems, Inc.
(a) (b)
............... 206,051 44,257,694
Insulet Corp.
(a) (b)
........................... 486,333 83,357,476
Integer Holdings Corp.
(a) (b)
.................... 232,088 27,080,028
Integra LifeSciences Holdings Corp.
(a) (b)
........... 473,008 16,768,134
Intuitive Surgical, Inc.
(a) (b)
..................... 1,718,787 685,950,704
iRhythm Technologies, Inc.
(a) (b)
................. 213,390 24,753,240
LeMaitre Vascular, Inc. ...................... 138,276 9,175,995
LivaNova PLC
(a)
........................... 374,949 20,974,647
Masimo Corp.
(a) (b)
.......................... 309,139 45,397,062
Medtronic PLC ........................... 3,347,505 291,735,061
Nevro Corp.
(a) (b)
........................... 253,091 3,654,634
Novocure Ltd.
(a)
........................... 678,635 10,607,065
Omnicell, Inc.
(a) (b)
.......................... 317,315 9,275,117
Orthofix Medical, Inc.
(a)
...................... 256,579 3,725,527
Paragon 28, Inc.
(a)
......................... 261,823 3,233,514
Penumbra, Inc.
(a) (b)
......................... 268,810 59,993,016
Security Shares Value
a
Health Care Equipment (continued)
PROCEPT BioRobotics Corp.
(a) (b)
............... 306,604 $ 15,152,370
QuidelOrtho Corp.
(a)
........................ 343,882 16,485,703
ResMed, Inc. ............................ 1,024,435 202,868,863
Senseonics Holdings, Inc.
(a) (b)
.................. 3,630,403 1,928,107
Shockwave Medical, Inc.
(a) (b)
.................. 256,977 83,679,421
SI-BONE, Inc.
(a)
........................... 257,207 4,210,479
Silk Road Medical, Inc.
(a) (b)
.................... 271,786 4,979,120
STERIS PLC ............................. 688,212 154,723,822
Stryker Corp. ............................ 1,649,605 590,344,141
Surmodics, Inc.
(a)
.......................... 99,350 2,914,929
Tandem Diabetes Care, Inc.
(a) (b)
................ 455,081 16,114,418
Teleflex, Inc. ............................. 327,294 74,024,084
TransMedics Group, Inc.
(a) (b)
................... 227,079 16,790,221
Treace Medical Concepts, Inc.
(a) (b)
............... 301,308 3,932,069
Varex Imaging Corp.
(a) (b)
..................... 283,336 5,128,382
Zimmer Biomet Holdings, Inc. ................. 1,455,496 192,096,362
a
Total Long-Term Investments — 99.8%
(Cost: $ 5,559,873,345 ) ............................... 5,749,274,810
a
Short-Term Securities
Money Market Funds  —  2 .2%
BlackRock Cash Funds: Institutional, SL Agency Shares ,
5.50%
(c) (d) (e)
............................ 119,489,421 119,537,217
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.29%
(c) (d)
............................. 6,174,241 6,174,241
a
Total Short-Term Securities — 2.2%
(Cost: $ 125,673,158 ) ................................ 125,711,458
Total Investments — 102.0%
(Cost: $ 5,685,546,503 ) ............................... 5,874,986,268
Liabilities in Excess of Other Assets — ( 2 .0 ) % ............... (114,747,108)
Net Assets — 100.0% ................................. $ 5,760,239,160
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/24
  Shares Held
at 03/31/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 221,986,069  $ —  $ (102,444,448)
(a)
$ 2,082  $ (6,486) $ 119,537,217  119,489,421  $ 431,609
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 5,113,089  1,061,152
(a)
—  —  —  6,174,241  6,174,241  411,049  —
$ 2,082  $ (6,486)
$ 125,711,458
$ 842,658  $ —

iShares
®
U.S. Medical Devices ETF
Schedule of Investments
(continued)
March 31, 2024
53
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended March 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Health Care Select Sector Index ....................................................... 51 06/21/24 $ 7,708 $ 106,220
E-Mini Technology Select Sector Index ....................................................... 13 06/21/24 2,765 21,566
$ 127,786
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 127,786 $ — $ — $ — $ 127,786
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ 1,657,532 $ — $ — $ — $ 1,657,532
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ (246,764) $ — $ — $ — $ (246,764)
Futures contracts
Average notional value of contracts — long ................................................................................... $ 12,411,590
a

Schedule of Investments
(continued)
March 31, 2024
iShares
®
U.S. Medical Devices ETF
54
2024
iShares Annual Report to Shareholders
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 5,749,274,810  $ —  $ —  $ 5,749,274,810
Short-Term Securities
Money Market Funds ...................................... 125,711,458  —  —  125,711,458
$ 5,874,986,268  $ —  $ —  $ 5,874,986,268
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 127,786  $ —  $ —  $ 127,786
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
U.S. Oil & Gas Exploration & Production ETF
Schedule of Investments
March 31, 2024
(Percentages shown are based on Net Assets)
55
Schedule of Investments
Security Shares Value
a
Common Stocks
Oil & Gas Exploration & Production  —  73 .7%
Antero Resources Corp.
(a)
.................... 326,659 $ 9,473,111
APA Corp. .............................. 350,734 12,058,235
California Resources Corp. ................... 74,530 4,106,603
Callon Petroleum Co.
(a) (b)
..................... 62,567 2,237,396
Chesapeake Energy Corp.
(b)
.................. 128,492 11,413,944
Chord Energy Corp. ........................ 47,708 8,503,474
Civitas Resources, Inc. ...................... 99,181 7,528,830
CNX Resources Corp.
(a) (b)
.................... 175,421 4,160,986
Comstock Resources, Inc. .................... 107,634 998,844
ConocoPhillips ........................... 1,127,704 143,534,165
Coterra Energy, Inc. ........................ 869,188 24,232,962
Crescent Energy Co. , Class A ................. 95,927 1,141,531
Devon Energy Corp. ........................ 694,780 34,864,060
Diamondback Energy, Inc. .................... 174,172 34,515,665
EOG Resources, Inc. ....................... 558,173 71,356,836
EQT Corp. .............................. 475,798 17,637,832
Gulfport Energy Corp.
(a)
..................... 11,172 1,788,861
Hess Corp. .............................. 220,794 33,701,996
Kosmos Energy Ltd.
(a)
....................... 534,429 3,185,197
Magnolia Oil & Gas Corp. , Class A .............. 214,073 5,555,194
Marathon Oil Corp. ......................... 676,214 19,163,905
Matador Resources Co. ..................... 128,273 8,564,788
Murphy Oil Corp. .......................... 167,642 7,661,239
Northern Oil & Gas, Inc. ..................... 105,462 4,184,732
Ovintiv, Inc. .............................. 292,039 15,156,824
Permian Resources Corp. , Class A .............. 531,700 9,389,822
Pioneer Natural Resources Co. ................ 131,451 34,505,888
Range Resources Corp. ..................... 278,824 9,599,910
Sitio Royalties Corp. , Class A .................. 94,774 2,342,813
SM Energy Co. ........................... 133,720 6,665,942
Southwestern Energy Co.
(a)
................... 1,272,066 9,642,260
Talos Energy, Inc.
(a)
........................ 156,922 2,185,924
Tellurian, Inc.
(a) (b)
.......................... 837,722 554,069
Texas Pacific Land Corp. ..................... 21,584 12,486,560
Vital Energy, Inc.
(a) (b)
........................ 28,905 1,518,669
575,619,067
a
Security Shares Value
a
Oil & Gas Refining & Marketing  —  26 .2%
Clean Energy Fuels Corp.
(a)
................... 207,312 $ 555,596
CVR Energy, Inc. .......................... 34,065 1,214,758
Delek U.S. Holdings, Inc. .................... 69,219 2,127,792
Green Plains, Inc.
(a) (b)
....................... 64,718 1,496,280
HF Sinclair Corp. .......................... 180,570 10,901,011
Marathon Petroleum Corp. ................... 352,249 70,978,174
Par Pacific Holdings, Inc.
(a)
................... 64,738 2,399,190
PBF Energy, Inc. , Class A .................... 125,859 7,245,703
Phillips 66 ............................... 411,723 67,250,835
REX American Resources Corp
(a)
............... 17,851 1,048,032
Valero Energy Corp. ........................ 218,526 37,300,203
World Kinect Corp. ......................... 69,938 1,849,860
204,367,434
a
Total Long-Term Investments — 99.9%
(Cost: $ 711,844,145 ) ................................ 779,986,501
a
Short-Term Securities
Money Market Funds  —  2 .1%
BlackRock Cash Funds: Institutional, SL Agency Shares ,
5.50%
(c) (d) (e)
............................ 15,775,830 15,782,140
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.29%
(c) (d)
............................. 818,963 818,963
a
Total Short-Term Securities — 2.1%
(Cost: $ 16,600,498 ) ................................. 16,601,103
Total Investments — 102.0%
(Cost: $ 728,444,643 ) ................................ 796,587,604
Liabilities in Excess of Other Assets — ( 2 .0 ) % ............... (15,843,363)
Net Assets — 100.0% ................................. $ 780,744,241
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/24
  Shares Held
at 03/31/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 4,916,800  $ 10,862,134
(a)
$ —  $ 4,728  $ (1,522) $ 15,782,140  15,775,830  $ 23,667
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares . —  818,963
(a)
—  —  —  818,963  818,963  60,080  —
$ 4,728  $ (1,522)
$ 16,601,103
$ 83,747  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(continued)
March 31, 2024
iShares
®
U.S. Oil & Gas Exploration & Production ETF
56
2024
iShares Annual Report to Shareholders
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended March 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Energy Select Sector Index .......................................................... 6 06/21/24 $ 600 $ 23,547
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 23,547 $ — $ — $ — $ 23,547
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ 218,240 $ — $ — $ — $ 218,240
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ (29,517) $ — $ — $ — $ (29,517)
Futures contracts
Average notional value of contracts — long ................................................................................... $ 1,318,330
a

iShares
®
U.S. Oil & Gas Exploration & Production ETF
Schedule of Investments
(continued)
March 31, 2024
57
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 779,986,501  $ —  $ —  $ 779,986,501
Short-Term Securities
Money Market Funds ...................................... 16,601,103  —  —  16,601,103
$ 796,587,604  $ —  $ —  $ 796,587,604
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 23,547  $ —  $ —  $ 23,547
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
March 31, 2024
iShares
®
U.S. Oil Equipment & Services ETF
(Percentages shown are based on Net Assets)
58
2024
iShares Annual Report to Shareholders
Security Shares Value
a
Common Stocks
Oil & Gas Drilling  —  17 .7%
Diamond Offshore Drilling, Inc.
(a) (b)
.............. 212,741 $ 2,901,787
Helmerich & Payne, Inc. ..................... 205,473 8,642,194
Nabors Industries, Ltd.
(a)
..................... 18,497 1,593,147
Noble Corp. PLC , Class A .................... 231,231 11,212,391
Patterson-UTI Energy, Inc. ................... 668,038 7,976,374
Transocean, Ltd.
(a) (b)
........................ 1,480,226 9,295,819
Valaris, Ltd.
(a)
............................ 130,340 9,809,388
51,431,100
a
Oil & Gas Equipment & Services  —  82 .0%
Archrock, Inc. ............................ 285,529 5,616,356
Atlas Energy Solutions, Inc. ................... 110,223 2,493,244
Baker Hughes Co. , Class A ................... 412,432 13,816,472
Bristow Group, Inc.
(a)
....................... 49,917 1,357,742
Cactus, Inc. , Class A ....................... 135,815 6,802,973
ChampionX Corp. ......................... 374,316 13,434,201
Core Laboratories, Inc.
(b)
..................... 97,144 1,659,220
DMC Global, Inc.
(a)
......................... 41,088 800,805
Dril-Quip, Inc.
(a) (b)
.......................... 71,071 1,601,230
Expro Group Holdings NV
(a)
................... 179,478 3,584,176
Halliburton Co. ........................... 1,299,022 51,207,447
Helix Energy Solutions Group, Inc.
(a)
............. 294,547 3,192,890
Liberty Energy, Inc. , Class A .................. 315,363 6,534,321
NOV, Inc. ............................... 678,937 13,252,850
Oceaneering International, Inc.
(a)
............... 209,419 4,900,405
ProPetro Holding Corp.
(a)
..................... 176,483 1,425,983
RPC, Inc. ............................... 176,887 1,369,105
Schlumberger Ltd. ......................... 1,169,784 64,115,861
Security Shares Value
a
Oil & Gas Equipment & Services (continued)
Select Water Solutions, Inc. , Class A ............. 168,523 $ 1,555,467
TechnipFMC PLC ......................... 37,506 13,613,211
TETRA Technologies, Inc.
(a)
................... 243,406 1,078,289
Tidewater, Inc.
(a) (b)
......................... 101,075 9,298,900
U.S. Silica Holdings, Inc.
(a)
.................... 160,412 1,990,713
Weatherford International PLC
(a)
................ 111,114 12,824,778
237,526,639
a
Total Long-Term Investments — 99.7%
(Cost: $ 284,052,589 ) ................................ 288,957,739
a
Short-Term Securities
Money Market Funds  —  3 .9%
BlackRock Cash Funds: Institutional, SL Agency Shares ,
5.50%
(c) (d) (e)
............................ 10,825,288 10,829,617
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.29%
(c) (d)
............................. 387,101 387,101
a
Total Short-Term Securities — 3.9%
(Cost: $ 11,215,528 ) ................................. 11,216,718
Total Investments — 103.6%
(Cost: $ 295,268,117 ) ................................ 300,174,457
Liabilities in Excess of Other Assets — ( 3 .6 ) % ............... (10,446,944)
Net Assets — 100.0% ................................. $ 289,727,513
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/24
  Shares Held
at 03/31/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 17,834,940 $ — $ (7,005,421)
(a)
$ 3,883 $ (3,785) $ 10,829,617 10,825,288 $ 22,904
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 272,477 114,624
(a)
— — — 387,101 387,101 16,426 —
$ 3,883 $ (3,785)
$ 11,216,718
$ 39,330 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

iShares
®
U.S. Oil Equipment & Services ETF
Schedule of Investments
(continued)
March 31, 2024
59
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended March 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Energy Select Sector Index .......................................................... 7 06/21/24 $ 700 $ 38,740
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 38,740 $ — $ — $ — $ 38,740
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ 72,013 $ — $ — $ — $ 72,013
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ 20,456 $ — $ — $ — $ 20,456
Futures contracts
Average notional value of contracts — long ................................................................................... $ 556,748
a

Schedule of Investments
(continued)
March 31, 2024
iShares
®
U.S. Oil Equipment & Services ETF
60
2024
iShares Annual Report to Shareholders
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 288,957,739  $ —  $ —  $ 288,957,739
Short-Term Securities
Money Market Funds ...................................... 11,216,718  —  —  11,216,718
$ 300,174,457  $ —  $ —  $ 300,174,457
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 38,740  $ —  $ —  $ 38,740
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
U.S. Pharmaceuticals ETF
Schedule of Investments
March 31, 2024
(Percentages shown are based on Net Assets)
61
Schedule of Investments
Security Shares Value
a
Common Stocks
Pharmaceuticals  —  99 .8%
Amneal Pharmaceuticals, Inc. , Class A
(a) (b)
......... 297,692 $ 1,804,014
Amphastar Pharmaceuticals, Inc.
(a) (b)
............. 98,084 4,306,868
Amylyx Pharmaceuticals, Inc.
(a)
................ 105,240 298,882
ANI Pharmaceuticals, Inc.
(a) (b)
.................. 39,568 2,735,336
Arvinas, Inc.
(a) (b)
........................... 178,485 7,367,861
Axsome Therapeutics, Inc.
(a) (b)
................. 101,850 8,127,630
Bristol-Myers Squibb Co. ..................... 559,770 30,356,327
Cassava Sciences, Inc.
(a) (b)
................... 104,218 2,114,583
Catalent, Inc.
(a)
........................... 474,395 26,779,598
Collegium Pharmaceutical, Inc.
(a) (b)
.............. 85,592 3,322,681
Corcept Therapeutics, Inc.
(a) (b)
................. 238,094 5,997,588
Edgewise Therapeutics, Inc.
(a)
................. 167,880 3,062,131
Elanco Animal Health, Inc.
(a)
................... 1,293,474 21,057,757
Eli Lilly & Co. ............................ 191,597 149,054,802
Harmony Biosciences Holdings, Inc.
(a) (b)
........... 86,097 2,891,137
Innoviva, Inc.
(a) (b)
.......................... 148,030 2,255,977
Intra-Cellular Therapies, Inc.
(a)
................. 234,924 16,256,741
Jazz Pharmaceuticals PLC
(a)
.................. 165,250 19,899,406
Johnson & Johnson ........................ 937,627 148,323,215
Ligand Pharmaceuticals, Inc.
(a) (b)
................ 43,021 3,144,835
Merck & Co., Inc. .......................... 241,454 31,859,855
Organon & Co. ........................... 670,904 12,612,995
Pacira BioSciences, Inc.
(a) (b)
................... 121,898 3,561,860
Perrigo Co. PLC .......................... 355,668 11,448,953
Pfizer, Inc. .............................. 1,098,959 30,496,112
Pliant Therapeutics, Inc.
(a)
.................... 136,785 2,038,096
Prestige Consumer Healthcare, Inc.
(a) (b)
........... 130,310 9,455,294
Security Shares Value
a
Pharmaceuticals (continued)
Revance Therapeutics, Inc.
(a) (b)
................. 230,526 $ 1,134,188
Royalty Pharma PLC , Class A ................. 1,004,723 30,513,438
Supernus Pharmaceuticals, Inc.
(a) (b)
.............. 143,402 4,891,442
Tarsus Pharmaceuticals, Inc.
(a)
................. 69,515 2,526,870
Theravance Biopharma, Inc.
(a)
................. 90,165 808,780
Viatris, Inc. .............................. 2,449,180 29,243,209
Zoetis, Inc. , Class A ........................ 162,813 27,549,588
a
Total Long-Term Investments — 99.8%
(Cost: $ 592,766,042 ) ................................ 657,298,049
a
Short-Term Securities
Money Market Funds  —  4 .3%
BlackRock Cash Funds: Institutional, SL Agency Shares ,
5.50%
(c) (d) (e)
............................ 18,726,754 18,734,244
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.29%
(c) (d)
............................. 9,437,245 9,437,245
a
Total Short-Term Securities — 4.3%
(Cost: $ 28,166,255 ) ................................. 28,171,489
Total Investments — 104.1%
(Cost: $ 620,932,297 ) ................................ 685,469,538
Liabilities in Excess of Other Assets — ( 4 .1 ) % ............... (26,738,746)
Net Assets — 100.0% ................................. $ 658,730,792
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/24
  Shares Held
at 03/31/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 18,869,513 $ — $ (133,957)
(a)
$ (1,381) $ 69 $ 18,734,244 18,726,754 $ 401,258
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... — 9,437,245
(a)
— — — 9,437,245 9,437,245 39,908 —
$ (1,381) $ 69
$ 28,171,489
$ 441,166 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(continued)
March 31, 2024
iShares
®
U.S. Pharmaceuticals ETF
62
2024
iShares Annual Report to Shareholders
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended March 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Health Care Select Sector Index ....................................................... 8 06/21/24 $ 1,209 $ 16,786
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 16,786 $ — $ — $ — $ 16,786
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ 257,165 $ — $ — $ — $ 257,165
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ 8,797 $ — $ — $ — $ 8,797
Futures contracts
Average notional value of contracts — long ................................................................................... $ 745,018
a

iShares
®
U.S. Pharmaceuticals ETF
Schedule of Investments
(continued)
March 31, 2024
63
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 657,298,049  $ —  $ —  $ 657,298,049
Short-Term Securities
Money Market Funds ...................................... 28,171,489  —  —  28,171,489
$ 685,469,538  $ —  $ —  $ 685,469,538
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 16,786  $ —  $ —  $ 16,786
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
March 31, 2024
iShares
®
U.S. Real Estate ETF
(Percentages shown are based on Net Assets)
64
2024
iShares Annual Report to Shareholders
Security Shares Value
a
Common Stocks
Data Center REITs  —  8 .2%
Digital Realty Trust, Inc. ..................... 1,030,107 $ 148,376,612
Equinix, Inc. ............................. 240,433 198,436,568
346,813,180
a
Diversified REITs  —  1 .0%
WP Carey, Inc. ........................... 443,046 42,072,521
a
Health Care REITs  —  8 .2%
Healthcare Realty Trust, Inc. , Class A ............ 1,302,840 18,435,186
Healthpeak Properties, Inc. ................... 2,413,040 45,244,500
Medical Properties Trust, Inc.
(a)
................. 2,054,476 9,656,037
Omega Healthcare Investors, Inc. ............... 836,933 26,505,668
Sabra Health Care REIT, Inc. .................. 794,263 11,731,265
Ventas, Inc. ............................. 1,371,308 59,706,750
Welltower, Inc. ............................ 1,882,626 175,912,574
347,191,980
a
Hotel & Resort REITs  —  1 .2%
Host Hotels & Resorts, Inc. ................... 2,404,936 49,734,076
a
Industrial REITs  —  12 .9%
Americold Realty Trust, Inc. ................... 909,149 22,655,993
EastGroup Properties, Inc. ................... 162,079 29,136,942
First Industrial Realty Trust, Inc. ................ 449,723 23,628,446
LXP Industrial Trust ........................ 996,566 8,989,025
Prologis, Inc. ............................. 3,080,004 401,078,121
Rexford Industrial Realty, Inc. ................. 716,260 36,027,878
STAG Industrial, Inc. ....................... 619,577 23,816,540
545,332,945
a
Mortgage REITs  —  2 .5%
AGNC Investment Corp. ..................... 2,359,247 23,356,545
Annaly Capital Management, Inc. ............... 1,701,668 33,505,843
Blackstone Mortgage Trust, Inc. , Class A .......... 591,681 11,780,368
Rithm Capital Corp. ........................ 1,652,286 18,439,512
Starwood Property Trust, Inc. .................. 1,013,275 20,599,881
107,682,149
a
Multi-Family Residential REITs  —  8 .5%
Apartment Income REIT Corp. ................. 494,464 16,055,246
AvalonBay Communities, Inc. ................. 483,162 89,655,541
Camden Property Trust ...................... 364,289 35,846,038
Equity Residential ......................... 1,175,891 74,210,481
Essex Property Trust, Inc. .................... 218,846 53,575,689
Mid-America Apartment Communities, Inc. ......... 397,853 52,349,498
UDR, Inc. ............................... 1,032,089 38,610,449
360,302,942
a
Office REITs  —  3 .9%
Alexandria Real Estate Equities, Inc. ............. 536,459 69,154,930
Boston Properties, Inc. ...................... 492,709 32,178,825
COPT Defense Properties .................... 386,216 9,334,841
Cousins Properties, Inc.
(a)
.................... 521,035 12,525,681
Douglas Emmett, Inc. ....................... 429,928 5,963,101
JBG SMITH Properties ...................... 218,721 3,510,472
Kilroy Realty Corp. ......................... 366,054 13,335,347
Net Lease Office Properties
(a)
.................. 55,303 1,316,212
Vornado Realty Trust ....................... 546,438 15,721,021
163,040,430
a
Other Specialized REITs  —  6 .2%
Gaming and Leisure Properties, Inc. ............. 910,614 41,951,987
Iron Mountain, Inc. ......................... 992,950 79,644,520
Lamar Advertising Co. , Class A ................ 297,961 35,579,523
Security Shares Value
a
Other Specialized REITs (continued)
VICI Properties, Inc. ........................ 3,518,465 $ 104,815,072
261,991,102
a
Real Estate Development  —  0 .2%
Howard Hughes Holdings, Inc.
(a) (b)
............... 111,695 8,111,291
a
Real Estate Services  —  7 .2%
CBRE Group, Inc. , Class A
(b)
.................. 1,011,436 98,352,037
CoStar Group, Inc.
(a) (b)
....................... 1,388,962 134,173,729
Jones Lang LaSalle, Inc.
(a) (b)
................... 162,364 31,675,593
Opendoor Technologies, Inc.
(a) (b)
................ 1,971,567 5,973,848
Zillow Group, Inc. , Class A
(a) (b)
................. 176,648 8,454,373
Zillow Group, Inc. , Class C , NVS
(b)
.............. 542,651 26,470,516
305,100,096
a
Retail REITs  —  11 .8%
Agree Realty Corp. ........................ 342,824 19,582,107
Brixmor Property Group, Inc. .................. 1,026,035 24,060,521
Federal Realty Investment Trust ................ 250,739 25,605,467
Kimco Realty Corp. ........................ 2,271,585 44,545,782
NNN REIT, Inc. ........................... 622,407 26,601,675
Realty Income Corp. ........................ 2,829,639 153,083,470
Regency Centers Corp. ..................... 560,489 33,943,214
Simon Property Group, Inc. ................... 1,108,838 173,522,058
500,944,294
a
Self-Storage REITs  —  7 .2%
CubeSmart .............................. 765,607 34,620,749
Extra Space Storage, Inc. .................... 718,553 105,627,291
National Storage Affiliates Trust ................ 266,272 10,427,212
Public Storage ............................ 538,279 156,133,207
306,808,459
a
Single-Family Residential REITs  —  4 .9%
American Homes 4 Rent , Class A ............... 1,081,514 39,778,085
Equity LifeStyle Properties, Inc. ................ 633,687 40,809,443
Invitation Homes, Inc. ....................... 1,958,764 69,751,586
Sun Communities, Inc. ...................... 423,182 54,412,741
204,751,855
a
Telecom Tower REITs  —  12 .9%
American Tower Corp. ...................... 1,553,902 307,035,496
Crown Castle, Inc. ......................... 1,476,329 156,239,898
SBA Communications Corp. , Class A ............. 366,885 79,503,979
542,779,373
a
Timber REITs  —  2 .8%
PotlatchDeltic Corp. ........................ 272,643 12,819,674
Rayonier, Inc.
(a)
........................... 465,056 15,458,461
Weyerhaeuser Co. ......................... 2,485,543 89,255,849
117,533,984
a
Total Long-Term Investments — 99.6%
(Cost: $ 5,173,093,484 ) ............................... 4,210,190,677

iShares
®
U.S. Real Estate ETF
Schedule of Investments
(continued)
March 31, 2024
(Percentages shown are based on Net Assets)
65
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0 .4%
BlackRock Cash Funds: Institutional, SL Agency Shares ,
5.50%
(c) (d) (e)
............................ 13,920,421 $ 13,925,989
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.29%
(c) (d)
............................. 4,123,907 4,123,907
a
Total Short-Term Securities — 0.4%
(Cost: $ 18,048,754 ) ................................. 18,049,896
Total Investments — 100.0%
(Cost: $ 5,191,142,238 ) ............................... 4,228,240,573
Other Assets Less Liabilities — 0 .0% ..................... 1,698,570
Net Assets — 100.0% ................................. $ 4,229,939,143
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/24
  Shares Held
at 03/31/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares . $ 31,159,050 $ — $ (17,243,350)
(a)
$ 18,006 $ (7,717) $ 13,925,989 13,920,421 $ 88,411
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 5,247,558 — (1,123,651)
(a)
— — 4,123,907 4,123,907 300,125 —
$ 18,006 $ (7,717)
$ 18,049,896
$ 388,536 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Dow Jones U.S. Real Estate Index .......................................................... 569 06/21/24 $ 19,813 $ 218,085
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 218,085 $ — $ — $ — $ 218,085
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

Schedule of Investments
(continued)
March 31, 2024
iShares
®
U.S. Real Estate ETF
66
2024
iShares Annual Report to Shareholders
For the period ended March 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ (423,813) $ — $ — $ — $ (423,813)
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ (323,394) $ — $ — $ — $ (323,394)
Futures contracts
Average notional value of contracts — long ................................................................................... $ 18,081,818
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 4,210,190,677  $ —  $ —  $ 4,210,190,677
Short-Term Securities
Money Market Funds ...................................... 18,049,896  —  —  18,049,896
$ 4,228,240,573  $ —  $ —  $ 4,228,240,573
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 218,085  $ —  $ —  $ 218,085
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
U.S. Regional Banks ETF
Schedule of Investments
March 31, 2024
(Percentages shown are based on Net Assets)
67
Schedule of Investments
Security Shares Value
a
Common Stocks
Diversified Banks  —  42 .9%
Comerica, Inc. ............................ 185,747 $ 10,214,228
Fifth Third Bancorp ........................ 944,848 35,157,794
First Citizens BancShares, Inc. , Class A
(a)
......... 16,749 27,384,615
KeyCorp ................................ 1,318,926 20,852,220
PNC Financial Services Group, Inc. (The) ......... 552,141 89,225,986
U.S. Bancorp ............................ 2,159,867 96,546,055
279,380,898
a
Regional Banks  —  56 .8%
Bank OZK .............................. 148,172 6,735,899
BOK Financial Corp. ........................ 38,426 3,535,192
Citizens Financial Group, Inc. ................. 656,564 23,826,708
Commerce Bancshares, Inc. .................. 166,823 8,874,984
Cullen/Frost Bankers, Inc. .................... 90,415 10,178,017
East West Bancorp, Inc. ..................... 198,466 15,700,645
First Financial Bankshares, Inc. ................ 180,874 5,934,476
First Horizon Corp. ......................... 786,894 12,118,168
FNB Corp. .............................. 505,325 7,125,082
Glacier Bancorp, Inc. ....................... 156,151 6,289,762
Home BancShares, Inc. ..................... 263,935 6,484,883
Huntington Bancshares, Inc. .................. 2,039,612 28,452,587
M&T Bank Corp. .......................... 197,307 28,696,330
New York Community Bancorp, Inc. ............. 1,011,063 3,255,623
Pinnacle Financial Partners, Inc. ................ 107,108 9,198,435
Popular, Inc. ............................. 101,612 8,951,001
Prosperity Bancshares, Inc. ................... 131,985 8,681,973
Regions Financial Corp. ..................... 1,301,233 27,377,942
SouthState Corp. .......................... 107,035 9,101,186
Synovus Financial Corp. ..................... 205,947 8,250,237
Security Shares Value
a
Regional Banks (continued)
TFS Financial Corp. ........................ 71,518 $ 898,266
Truist Financial Corp. ....................... 1,850,151 72,118,886
UMB Financial Corp. ....................... 61,510 5,350,755
United Bankshares, Inc. ..................... 189,571 6,784,746
Valley National Bancorp ..................... 600,590 4,780,696
Webster Financial Corp. ..................... 242,252 12,299,134
Western Alliance Bancorp .................... 152,901 9,814,715
Wintrust Financial Corp. ..................... 86,236 9,002,176
Zions Bancorp NA ......................... 208,632 9,054,629
368,873,133
a
Total Long-Term Investments — 99.7%
(Cost: $ 758,966,099 ) ................................ 648,254,031
a
Short-Term Securities
Money Market Funds  —  0 .2%
BlackRock Cash Funds: Institutional, SL Agency Shares ,
5.50%
(b) (c) (d)
............................ 494,662 494,860
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.29%
(b) (c)
............................. 864,846 864,846
a
Total Short-Term Securities — 0.2%
(Cost: $ 1,359,722 ) .................................. 1,359,706
Total Investments — 99.9%
(Cost: $ 760,325,821 ) ................................ 649,613,737
Other Assets Less Liabilities — 0 .1% ..................... 957,479
Net Assets — 100.0% ................................. $ 650,571,216
(a)
All or a portion of this security is on loan.
(b)
Affiliate of the Fund.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/24
  Shares Held
at 03/31/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 11,926,819 $ — $ (11,432,964)
(a)
$ 86 $ 919 $ 494,860 494,662 $ 68,596
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 1,687,254 — (822,408)
(a)
— — 864,846 864,846 60,059 —
$ 86 $ 919
$ 1,359,706
$ 128,655 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(continued)
March 31, 2024
iShares
®
U.S. Regional Banks ETF
68
2024
iShares Annual Report to Shareholders
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended March 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Financial Select Sector Index ......................................................... 17 06/21/24 $ 2,234 $ 32,118
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 32,118 $ — $ — $ — $ 32,118
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ 500,142 $ — $ — $ — $ 500,142
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ (32,813) $ — $ — $ — $ (32,813)
Futures contracts
Average notional value of contracts — long ................................................................................... $ 2,447,603
a

iShares
®
U.S. Regional Banks ETF
Schedule of Investments
(continued)
March 31, 2024
69
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 648,254,031  $ —  $ —  $ 648,254,031
Short-Term Securities
Money Market Funds ...................................... 1,359,706  —  —  1,359,706
$ 649,613,737  $ —  $ —  $ 649,613,737
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 32,118  $ —  $ —  $ 32,118
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
March 31, 2024
iShares
®
U.S. Telecommunications ETF
(Percentages shown are based on Net Assets)
70
2024
iShares Annual Report to Shareholders
Security Shares Value
a
Common Stocks
Alternative Carriers  —  3 .2%
Iridium Communications, Inc. .................. 278,461 $ 7,284,540
a
Cable & Satellite  —  25 .0%
Cable One, Inc. ........................... 17,935 7,588,836
Charter Communications, Inc. , Class A
(a) (b)
......... 30,379 8,829,049
Comcast Corp. , Class A ..................... 764,627 33,146,580
Liberty Broadband Corp. , Class A
(a) (b)
............. 17,626 1,006,797
Liberty Broadband Corp. , Class C , NVS
(a)
......... 124,521 7,126,337
57,697,599
a
Communications Equipment  —  41 .2%
Arista Networks, Inc.
(a)
...................... 32,562 9,442,329
Ciena Corp.
(a)
............................ 129,388 6,398,237
Cisco Systems, Inc. ........................ 775,967 38,728,513
Juniper Networks, Inc. ...................... 215,723 7,994,694
Lumentum Holdings, Inc.
(a)
................... 157,081 7,437,785
Motorola Solutions, Inc. ..................... 26,525 9,415,844
Ubiquiti, Inc. ............................. 68,989 7,992,376
Viasat, Inc.
(a) (b)
............................ 424,908 7,686,586
95,096,364
a
Integrated Telecommunication Services  —  22 .9%
AT&T, Inc. ............................... 599,342 10,548,419
Frontier Communications Parent, Inc.
(a) (b)
.......... 331,909 8,131,771
Verizon Communications, Inc. ................. 816,018 34,240,115
52,920,305
a
Security Shares Value
a
Movies & Entertainment  —  3 .6%
Roku, Inc. , Class A
(a) (b)
...................... 127,579 $ 8,314,323
a
Wireless Telecommunication Services  —  4 .0%
T-Mobile U.S., Inc. ......................... 56,599 9,238,089
a
Total Long-Term Investments — 99.9%
(Cost: $ 275,655,926 ) ................................ 230,551,220
a
Short-Term Securities
Money Market Funds  —  7 .4%
BlackRock Cash Funds: Institutional, SL Agency Shares ,
5.50%
(c) (d) (e)
............................ 16,773,322 16,780,032
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.29%
(c) (d)
............................. 253,627 253,627
a
Total Short-Term Securities — 7.4%
(Cost: $ 17,030,268 ) ................................. 17,033,659
Total Investments — 107.3%
(Cost: $ 292,686,194 ) ................................ 247,584,879
Liabilities in Excess of Other Assets — ( 7 .3 ) % ............... (16,784,402)
Net Assets — 100.0% ................................. $ 230,800,477
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/24
  Shares Held
at 03/31/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 22,989,137 $ — $ (6,211,882)
(a)
$ 11,142 $ (8,365) $ 16,780,032 16,773,322 $ 43,012
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 123,649 129,978
(a)
— — — 253,627 253,627 21,073 —
$ 11,142 $ (8,365)
$ 17,033,659
$ 64,085 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

iShares
®
U.S. Telecommunications ETF
Schedule of Investments
(continued)
March 31, 2024
71
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended March 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Russell 1000 Value Index ........................................................... 2 06/21/24 $ 178 $ 5,739
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 5,739 $ — $ — $ — $ 5,739
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ 114,332 $ — $ — $ — $ 114,332
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ (4,088) $ — $ — $ — $ (4,088)
Futures contracts
Average notional value of contracts — long ................................................................................... $ 216,097
a

Schedule of Investments
(continued)
March 31, 2024
iShares
®
U.S. Telecommunications ETF
72
2024
iShares Annual Report to Shareholders
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 230,551,220  $ —  $ —  $ 230,551,220
Short-Term Securities
Money Market Funds ...................................... 17,033,659  —  —  17,033,659
$ 247,584,879  $ —  $ —  $ 247,584,879
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 5,739  $ —  $ —  $ 5,739
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Financial Statements
Statements of Assets and Liabilities
March 31, 2024
See notes to financial statements.
iShares
U.S. Aerospace &
Defense ETF
iShares
U.S. Broker-Dealers
& Securities
Exchanges ETF
iShares
U.S. Healthcare
Providers ETF
iShares
U.S. Home
Construction ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
..................................... $ 6,078,591,865  $ 480,503,527  $ 856,711,215  $ 3,322,466,069
Investments, at value — affiliated
(c)
........................................ 89,242,473  1,296,910  23,529,728  84,158,482
Cash ............................................................ 3,719,561  71,669  104,589  9,469,877
Cash pledged:
Futures contracts .................................................. 377,000  31,000  19,000  772,000
Receivables:
Securities lending income — affiliated .................................... 50,222  8,027  8,836  7,894
Capital shares sold ................................................. —  —  —  129,466
Dividends — unaffiliated ............................................. 359,575  65,581  148,215  1,540,844
Dividends — affiliated ............................................... 28,889  2,938  6,308  17,482
Variation margin on futures contracts ..................................... 92  —  —  —
Total assets .......................................................
6,172,369,677  481,979,652  880,527,891  3,418,562,114
LIABILITIES
Collateral on securities loaned ........................................... 82,399,097  666,039  22,955,036  80,613,329
Payables:
Capital shares redeemed ............................................. 20,274  —  —  155,373
Investment advisory fees ............................................. 1,962,647  148,396  279,777  1,011,619
Variation margin on futures contracts ..................................... —  —  21  —
Total liabilities ......................................................
84,382,018  814,435  23,234,834  81,780,321
Commitments and contingent liabilities
NET ASSETS ......................................................
$ 6,087,987,659  $ 481,165,217  $ 857,293,057  $ 3,336,781,793
NET ASSETS CONSIST OF:
Paid-in capital ...................................................... $ 6,159,635,168  $ 574,971,501  $ 1,127,476,062  $ 3,144,273,404
Accumulated earnings (loss) ............................................ (71,647,509) (93,806,284) (270,183,005) 192,508,389
NET ASSETS ......................................................
$ 6,087,987,659  $ 481,165,217  $ 857,293,057  $ 3,336,781,793
NET ASSET VALUE
Shares outstanding .................................................. 46,150,000  4,150,000  15,700,000
(d)
28,800,000
Net asset value ..................................................... $ 131.92  $ 115.94  $ 54.60
(d)
$ 115.86
Shares authorized ................................................... Unlimited Unlimited Unlimited Unlimited
Par value ......................................................... None None None None
(a)
Securities loaned, at value ........................................... $ 79,699,762  $ 677,608  $ 22,585,298  $ 79,226,507
(b)
Investments, at cost — unaffiliated ...................................... $ 5,248,591,049  $ 423,678,323  $ 894,577,349  $ 2,916,132,406
(c)
Investments, at cost — affiliated ........................................ $ 89,196,461  $ 1,296,901  $ 23,509,506  $ 84,140,147
(d)
Shares outstanding and net asset value per share reflect a five-for-one stock split effective after the close of trading on March 6, 2024.

2024
iShares Annual Report to Shareholders
Statements of Assets and Liabilities
(continued)
March 31, 2024
See notes to financial statements.
iShares
U.S. Infrastructure
ETF
iShares
U.S. Insurance ETF
iShares
U.S. Medical
Devices ETF
iShares
U.S. Oil & Gas
Exploration &
Production ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
..................................... $ 2,351,404,933  $ 647,390,016  $ 5,749,274,810  $ 779,986,501
Investments, at value — affiliated
(c)
........................................ 46,442,607  2,481,650  125,711,458  16,601,103
Cash ............................................................ 1,100,709  332,696  1,062,358  33,260
Cash pledged:
Futures contracts .................................................. 324,000  64,000  422,000  42,000
Receivables:
Investments sold .................................................. —  2,906,422  —  —
Securities lending income — affiliated .................................... 9,215  1,476  21,824  894
Capital shares sold ................................................. —  307,423  —  92,521
Dividends — unaffiliated ............................................. 2,925,403  581,112  5,027,719  54,089
Dividends — affiliated ............................................... 17,721  5,159  27,516  5,795
Total assets .......................................................
2,402,224,588  654,069,954  5,881,547,685  796,816,163
LIABILITIES
Collateral on securities loaned ........................................... 42,154,413  1,229,906  119,457,009  15,776,084
Payables:
Investments purchased .............................................. 1,527,466  1,593,526  —  30,286
Capital shares redeemed ............................................. —  —  16,156  30,840
Investment advisory fees ............................................. 586,391  202,682  1,835,360  234,712
Unrealized depreciation on:
OTC swaps ...................................................... 890  —  —  —
Total liabilities ......................................................
44,269,160  3,026,114  121,308,525  16,071,922
Commitments and contingent liabilities
NET ASSETS ......................................................
$ 2,357,955,428  $ 651,043,840  $ 5,760,239,160  $ 780,744,241
NET ASSETS CONSIST OF:
Paid-in capital ...................................................... $ 2,127,219,643  $ 550,846,459  $ 6,007,854,377  $ 946,591,615
Accumulated earnings (loss) ............................................ 230,735,785  100,197,381  (247,615,217) (165,847,374)
NET ASSETS ......................................................
$ 2,357,955,428  $ 651,043,840  $ 5,760,239,160  $ 780,744,241
NET ASSET VALUE
Shares outstanding .................................................. 54,400,000  5,550,000  98,300,000  7,300,000
Net asset value ..................................................... $ 43.34  $ 117.31  $ 58.60  $ 106.95
Shares authorized ................................................... Unlimited Unlimited Unlimited Unlimited
Par value ......................................................... None None None None
(a)
Securities loaned, at value ........................................... $ 42,307,444  $ 1,198,170  $ 116,656,604  $ 15,478,913
(b)
Investments, at cost — unaffiliated ...................................... $ 2,073,037,555  $ 537,916,502  $ 5,559,873,345  $ 711,844,145
(c)
Investments, at cost — affiliated ........................................ $ 46,429,833  $ 2,481,647  $ 125,673,158  $ 16,600,498

Statements of Assets and Liabilities
(continued)
March 31, 2024
Financial Statements
See notes to financial statements.
iShares
U.S. Oil Equipment
& Services ETF
iShares
U.S.
Pharmaceuticals
ETF
iShares
U.S. Real Estate
ETF
iShares
U.S. Regional Banks
ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
.................................... $ 288,957,739  $ 657,298,049  $ 4,210,190,677  $ 648,254,031
Investments, at value — affiliated
(c)
....................................... 11,216,718  28,171,489  18,049,896  1,359,706
Cash ........................................................... 14,280  687,012  7,249,084  385,344
Cash pledged:
Futures contracts ................................................. 49,000  49,000  1,207,000  99,000
Receivables:
Securities lending income — affiliated ................................... 1,581  14,227  2,932  1,694
Capital shares sold ................................................ —  —  319,028  —
Dividends — unaffiliated ............................................ 407,843  192,417  14,926,527  2,679,607
Dividends — affiliated .............................................. 1,878  9,907  26,173  4,955
Total assets ......................................................
300,649,039  686,422,101  4,251,971,317  652,784,337
LIABILITIES
Collateral on securities loaned .......................................... 10,823,016  18,732,392  13,914,149  494,876
Payables:
Investments purchased ............................................. —  8,741,737  6,135,534  1,513,628
Capital shares redeemed ............................................ 3,005  —  660,897  —
Investment advisory fees ............................................ 95,505  217,180  1,321,594  204,617
Total liabilities .....................................................
10,921,526  27,691,309  22,032,174  2,213,121
Commitments and contingent liabilities
NET ASSETS .....................................................
$ 289,727,513  $ 658,730,792  $ 4,229,939,143  $ 650,571,216
NET ASSETS CONSIST OF:
Paid-in capital ..................................................... $ 600,946,630  $ 799,437,538  $ 5,676,018,025  $ 951,961,548
Accumulated loss .................................................. (311,219,117) (140,706,746) (1,446,078,882) (301,390,332)
NET ASSETS .....................................................
$ 289,727,513  $ 658,730,792  $ 4,229,939,143  $ 650,571,216
NET ASSET VALUE
Shares outstanding ................................................. 12,250,000  9,700,000
(d)
47,050,000  15,000,000
Net asset value .................................................... $ 23.65  $ 67.91
(d)
$ 89.90  $ 43.37
Shares authorized .................................................. Unlimited Unlimited Unlimited Unlimited
Par value ........................................................ None None None None
(a)
Securities loaned, at value .......................................... $ 10,489,756  $ 18,255,465  $ 13,204,909  $ 490,500
(b)
Investments, at cost — unaffiliated ..................................... $ 284,052,589  $ 592,766,042  $ 5,173,093,484  $ 758,966,099
(c)
Investments, at cost — affiliated ....................................... $ 11,215,528  $ 28,166,255  $ 18,048,754  $ 1,359,722
(d)
Shares outstanding and net asset value per share reflect a three-for-one stock split effective after the close of trading on March 6, 2024.

2024
iShares Annual Report to Shareholders
Statements of Assets and Liabilities
(continued)
March 31, 2024
See notes to financial statements.
iShares
U.S.
Telecommunications
ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
.................................................................................... $ 230,551,220
Investments, at value — affiliated
(c)
....................................................................................... 17,033,659
Cash ........................................................................................................... 27,891
Cash pledged:
Futures contracts ................................................................................................. 10,000
Receivables:
Securities lending income — affiliated ................................................................................... 2,318
Dividends — unaffiliated ............................................................................................ 27,344
Dividends — affiliated .............................................................................................. 2,327
Total assets ......................................................................................................
247,654,759
LIABILITIES
Collateral on securities loaned .......................................................................................... 16,776,865
Payables:
Investment advisory fees ............................................................................................ 77,417
Total liabilities .....................................................................................................
16,854,282
Commitments and contingent liabilities
NET ASSETS .....................................................................................................
$ 230,800,477
NET ASSETS CONSIST OF:
Paid-in capital ..................................................................................................... $ 623,032,567
Accumulated loss .................................................................................................. (392,232,090)
NET ASSETS .....................................................................................................
$ 230,800,477
NET ASSET VALUE
Shares outstanding ................................................................................................. 10,500,000
Net asset value .................................................................................................... $ 21.98
Shares authorized .................................................................................................. Unlimited
Par value ........................................................................................................ None
(a)
Securities loaned, at value .......................................................................................... $ 16,303,931
(b)
Investments, at cost — unaffiliated ..................................................................................... $ 275,655,926
(c)
Investments, at cost — affiliated ....................................................................................... $ 17,030,268

Financial Statements
Statements of Operations
Year Ended March 31, 2024
See notes to financial statements.
iShares
U.S. Aerospace &
Defense ETF
iShares
U.S. Broker-Dealers
& Securities
Exchanges ETF
iShares
U.S. Healthcare
Providers ETF
iShares
U.S. Home
Construction ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................ $ 76,460,609  $ 9,998,431  $ 10,935,629  $ 21,571,013
Dividends — affiliated .............................................. 340,784  32,388  62,505  125,615
Interest — unaffiliated .............................................. 64,422  6,338  5,736  10,594
Securities lending income — affiliated — net ............................... 626,976  77,698  143,539  150,164
Total investment income ..............................................
77,492,791  10,114,855  11,147,409  21,857,386
EXPENSES
Investment advisory ............................................... 22,395,553  1,805,297  3,806,679  8,749,222
Total expenses .................................................... 22,395,553  1,805,297  3,806,679  8,749,222
Net investment income ...............................................
55,097,238  8,309,558  7,340,730  13,108,164
—  —  —  —
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated ......................................... 81,700,135  (6,867,014) (60,923,216) (11,374,771)
Investments — affiliated ........................................... (238) (222) 17,218  17,170
Futures contracts ............................................... 2,888,066  189,644  61,491  698,634
In-kind redemptions — unaffiliated
(a)
................................... 359,995,611  3,386,279  46,677,106  561,573,360
444,583,574  (3,291,313) (14,167,401) 550,914,393
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................... 330,033,882  95,248,237  107,952,970  567,033,216
Investments — affiliated ........................................... 6,827  430  (14,683) (6,928)
Futures contracts ............................................... (41,204) (29,497) (29,050) (2,168)
329,999,505  95,219,170  107,909,237  567,024,120
Net realized and unrealized gain ........................................
774,583,079  91,927,857  93,741,836  1,117,938,513
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............
$ 829,680,317  $ 100,237,415  $ 101,082,566  $ 1,131,046,677
(a)
See Note 2 of the Notes to Financial Statements.

2024
iShares Annual Report to Shareholders
Statements of Operations
(continued)
Year Ended March 31, 2024
See notes to financial statements.
iShares
U.S. Infrastructure
ETF
iShares
U.S. Insurance ETF
iShares
U.S. Medical
Devices ETF
iShares
U.S. Oil & Gas
Exploration &
Production ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................ $ 48,380,279  $ 8,540,271  $ 50,186,498  $ 22,779,424
Dividends — affiliated .............................................. 459,617  32,196  411,049  60,080
Interest — unaffiliated .............................................. 25,530  4,979  58,921  13,195
Securities lending income — affiliated — net ............................... 191,721  9,801  431,609  23,667
Foreign taxes withheld ............................................. (636,762) (93,401) —  —
Total investment income ..............................................
48,420,385  8,493,846  51,088,077  22,876,366
EXPENSES
Investment advisory ............................................... 6,150,688  1,677,766  22,063,909  2,918,081
Total expenses .................................................... 6,150,688  1,677,766  22,063,909  2,918,081
Net investment income ...............................................
42,269,697  6,816,080  29,024,168  19,958,285
—  —  —  —
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated ......................................... 34,505,042  56,080  (182,780,240) 1,903,576
Investments — affiliated ........................................... (16,442) (354) 2,082  4,728
Futures contracts ............................................... 464,383  205,118  1,657,532  218,240
In-kind redemptions — unaffiliated
(a)
................................... 41,327,937  6,152,926  295,045,504  51,112,723
Swaps   ...................................................... (143,440) —  —  —
76,137,480  6,413,770  113,924,878  53,239,267
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................... 240,386,385  138,530,784  287,587,757  80,250,425
Investments — affiliated ........................................... 6,038  461  (6,486) (1,522)
Futures contracts ............................................... 2,972  46,920  (246,764) (29,517)
Swaps   ...................................................... (406,079) —  —  —
239,989,316  138,578,165  287,334,507  80,219,386
Net realized and unrealized gain ........................................
316,126,796  144,991,935  401,259,385  133,458,653
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............
$ 358,396,493  $ 151,808,015  $ 430,283,553  $ 153,416,938
(a)
See Note 2 of the Notes to Financial Statements.

Statements of Operations
(continued)
Year Ended March 31, 2024
Financial Statements
See notes to financial statements.
iShares
U.S. Oil Equipment
& Services ETF
iShares
U.S.
Pharmaceuticals
ETF
iShares
U.S. Real Estate
ETF
iShares
U.S. Regional Banks
ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................ $ 4,094,747  $ 9,731,364  $ 112,996,448  $ 31,624,607
Dividends — affiliated .............................................. 16,426  39,908  300,125  60,059
Interest — unaffiliated .............................................. 3,075  4,013  41,098  11,078
Securities lending income — affiliated — net ............................... 22,904  401,258  88,411  68,596
Foreign taxes withheld ............................................. (2,789) —  —  (32,790)
Total investment income ..............................................
4,134,363  10,176,543  113,426,082  31,731,550
EXPENSES
Investment advisory ............................................... 1,032,067  1,905,198  12,623,419  2,732,412
Total expenses .................................................... 1,032,067  1,905,198  12,623,419  2,732,412
Net investment income ...............................................
3,102,296  8,271,345  100,802,663  28,999,138
—  —  —  —
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated ......................................... (14,288,043) (1,204,880) (53,948,655) (69,330,186)
Investments — affiliated ........................................... 3,883  (1,381) 18,006  86
Futures contracts ............................................... 72,013  257,165  (423,813) 500,142
In-kind redemptions — unaffiliated
(a)
................................... 11,448,656  29,726,716  (54,550,892) 43,880,679
(2,763,491) 28,777,620  (108,905,354) (24,949,279)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................... 29,400,322  71,232,053  301,106,833  163,442,759
Investments — affiliated ........................................... (3,785) 69  (7,717) 919
Futures contracts ............................................... 20,456  8,797  (323,394) (32,813)
29,416,993  71,240,919  300,775,722  163,410,865
Net realized and unrealized gain ........................................
26,653,502  100,018,539  191,870,368  138,461,586
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............
$ 29,755,798  $ 108,289,884  $ 292,673,031  $ 167,460,724
(a)
See Note 2 of the Notes to Financial Statements.

2024
iShares Annual Report to Shareholders
Statements of Operations
(continued)
Year Ended March 31, 2024
See notes to financial statements.
iShares
U.S.
Telecommunications
ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................................ $ 6,872,563
Dividends — affiliated .............................................................................................. 21,073
Interest — unaffiliated .............................................................................................. 3,086
Securities lending income — affiliated — net ............................................................................... 43,012
Total investment income ..............................................................................................
6,939,734
EXPENSES
Investment advisory ............................................................................................... 1,060,846
Total expenses .................................................................................................... 1,060,846
Net investment income ...............................................................................................
5,878,888
—
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated ......................................................................................... (61,186,406)
Investments — affiliated ........................................................................................... 11,142
Futures contracts ............................................................................................... 114,332
In-kind redemptions — unaffiliated
(a)
................................................................................... (25,322,215)
(86,383,147)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................................................................... 66,446,147
Investments — affiliated ........................................................................................... (8,365)
Futures contracts ............................................................................................... (4,088)
66,433,694
Net realized and unrealized loss .........................................................................................
(19,949,453)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ..............................................................
$ (14,070,565)
(a)
See Note 2 of the Notes to Financial Statements.

Financial Statements
Statements of Changes in Net Assets
See notes to financial statements.
iShares
U.S. Aerospace & Defense ETF
iShares
U.S. Broker-Dealers & Securities Exchanges
ETF
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/24
Year Ended
03/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 55,097,238  $ 47,865,751  $ 8,309,558  $ 12,309,514
Net realized gain (loss) ......................................... 444,583,574  124,386,829  (3,291,313) (76,656,331)
Net change in unrealized appreciation (depreciation) ..................... 329,999,505  89,011,340  95,219,170  (13,493,080)
Net increase (decrease) in net assets resulting from operations ................
829,680,317  261,263,920  100,237,415  (77,839,897)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(55,466,658) (48,054,843) (8,530,172) (12,294,493)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ......
(515,730,895) 1,946,280,745  (370,849,207) 276,467,954
NET ASSETS
Total increase (decrease) in net assets ................................ 258,482,764  2,159,489,822  (279,141,964) 186,333,564
Beginning of year ...............................................
5,829,504,895  3,670,015,073  760,307,181  573,973,617
End of year ...................................................
$ 6,087,987,659  $ 5,829,504,895  $ 481,165,217  $ 760,307,181
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

2024
iShares Annual Report to Shareholders
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
U.S. Healthcare Providers ETF
iShares
U.S. Home Construction ETF
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/24
Year Ended
03/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 7,340,730  $ 11,367,877  $ 13,108,164  $ 11,521,950
Net realized gain (loss) ......................................... (14,167,401) 132,773,634  550,914,393  (169,174,191)
Net change in unrealized appreciation (depreciation) ..................... 107,909,237  (328,845,389) 567,024,120  371,104,546
Net increase (decrease) in net assets resulting from operations ................
101,082,566  (184,703,878) 1,131,046,677  213,452,305
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(7,339,501) (11,479,684) (13,033,877) (11,584,706)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ......
(398,988,676) 29,980,312  581,297,720  (329,371,868)
NET ASSETS
Total increase (decrease) in net assets ................................ (305,245,611) (166,203,250) 1,699,310,520  (127,504,269)
Beginning of year ...............................................
1,162,538,668  1,328,741,918  1,637,471,273  1,764,975,542
End of year ...................................................
$ 857,293,057  $ 1,162,538,668  $ 3,336,781,793  $ 1,637,471,273
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Statements
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
U.S. Infrastructure ETF
iShares
U.S. Insurance ETF
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/24
Year Ended
03/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 42,269,697  $ 31,896,032  $ 6,816,080  $ 7,394,878
Net realized gain ............................................. 76,137,480  2,006,821  6,413,770  10,349,109
Net change in unrealized appreciation (depreciation) ..................... 239,989,316  (28,400,537) 138,578,165  (43,637,794)
Net increase (decrease) in net assets resulting from operations ................
358,396,493  5,502,316  151,808,015  (25,893,807)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(41,958,905) (34,752,301) (6,870,131) (7,403,653)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions ..............
247,225,811  924,427,533  56,445,787  296,097,499
NET ASSETS
Total increase in net assets ........................................ 563,663,399  895,177,548  201,383,671  262,800,039
Beginning of year ...............................................
1,794,292,029  899,114,481  449,660,169  186,860,130
End of year ...................................................
$ 2,357,955,428  $ 1,794,292,029  $ 651,043,840  $ 449,660,169
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

2024
iShares Annual Report to Shareholders
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
U.S. Medical Devices ETF
iShares
U.S. Oil & Gas Exploration & Production ETF
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/24
Year Ended
03/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 29,024,168  $ 29,199,569  $ 19,958,285  $ 41,114,429
Net realized gain ............................................. 113,924,878  213,446,642  53,239,267  120,286,072
Net change in unrealized appreciation (depreciation) ..................... 287,334,507  (1,174,382,713) 80,219,386  (161,640,976)
Net increase (decrease) in net assets resulting from operations ................
430,283,553  (931,736,502) 153,416,938  (240,475)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(30,879,217) (30,873,470) (20,716,909) (40,696,483)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions ..............
(641,500,647) (1,111,311,838) (81,452,219) (29,706,632)
NET ASSETS
Total increase (decrease) in net assets ................................ (242,096,311) (2,073,921,810) 51,247,810  (70,643,590)
Beginning of year ...............................................
6,002,335,471  8,076,257,281  729,496,431  800,140,021
End of year ...................................................
$ 5,760,239,160  $ 6,002,335,471  $ 780,744,241  $ 729,496,431
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Statements
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
U.S. Oil Equipment & Services ETF
iShares
U.S. Pharmaceuticals ETF
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/24
Year Ended
03/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 3,102,296  $ 2,485,488  $ 8,271,345  $ 6,853,764
Net realized gain (loss) ......................................... (2,763,491) 370,349  28,777,620  9,531,528
Net change in unrealized appreciation (depreciation) ..................... 29,416,993  (62,194,235) 71,240,919  (52,862,943)
Net increase (decrease) in net assets resulting from operations ................
29,755,798  (59,338,398) 108,289,884  (36,477,651)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(3,066,942) (2,739,043) (7,160,972) (8,101,994)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions ..............
39,792,921  1,645,744  180,442,932  13,965,428
NET ASSETS
Total increase (decrease) in net assets ................................ 66,481,777  (60,431,697) 281,571,844  (30,614,217)
Beginning of year ...............................................
223,245,736  283,677,433  377,158,948  407,773,165
End of year ...................................................
$ 289,727,513  $ 223,245,736  $ 658,730,792  $ 377,158,948
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

2024
iShares Annual Report to Shareholders
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
U.S. Real Estate ETF
iShares
U.S. Regional Banks ETF
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/24
Year Ended
03/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 100,802,663  $ 101,788,858  $ 28,999,138  $ 24,035,315
Net realized loss ............................................. (108,905,354) (338,565,332) (24,949,279) (108,317,202)
Net change in unrealized appreciation (depreciation) ..................... 300,775,722  (750,638,494) 163,410,865  (267,669,626)
Net increase (decrease) in net assets resulting from operations ................
292,673,031  (987,414,968) 167,460,724  (351,951,513)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(96,113,767) (106,342,112) (29,363,126) (23,928,648)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ......
800,998,097  (1,052,727,721) (287,391,735) (210,598,743)
NET ASSETS
Total increase (decrease) in net assets ................................ 997,557,361  (2,146,484,801) (149,294,137) (586,478,904)
Beginning of year ...............................................
3,232,381,782  5,378,866,583  799,865,353  1,386,344,257
End of year ...................................................
$ 4,229,939,143  $ 3,232,381,782  $ 650,571,216  $ 799,865,353
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Statements
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
U.S. Telecommunications ETF
Year Ended
03/31/24
Year Ended
03/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................................................ $ 5,878,888  $ 9,110,712
Net realized loss ................................................................................ (86,383,147) (32,997,443)
Net change in unrealized appreciation (depreciation) ........................................................ 66,433,694  (55,168,871)
Net decrease in net assets resulting from operations ..........................................................
(14,070,565) (79,055,602)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................................................
(5,880,762) (9,139,733)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions .................................................
(51,378,921) (113,113,903)
NET ASSETS
Total decrease in net assets .......................................................................... (71,330,248) (201,309,238)
Beginning of year ..................................................................................
302,130,725  503,439,963
End of year ......................................................................................
$ 230,800,477  $ 302,130,725
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

2024
iShares Annual Report to Shareholders
Financial Highlights
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Aerospace & Defense ETF
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
(a)
Year Ended
03/31/20
(a)
Net asset value, beginning of year ..........................
$ 115.09  $ 110.71  $ 104.13  $ 71.94  $ 99.80
Net investment income
(b)
................................ 1 .14  1 .20  0 .72  0 .89  1 .69
Net realized and unrealized gain (loss)
(c)
......................
16.85  4 .36  6 .55  32.23  (27.74)
Net increase (decrease) from investment operations ...............
17.99  5 .56  7 .27  33.12  (26.05)
Distributions from net investment income
(d)
...................... ( 1 .16 ) ( 1 .18 ) ( 0 .69 ) ( 0 .93 ) ( 1 .81 )
Net asset value, end of year ..............................
$ 131.92  $ 115.09  $ 110.71  $ 104.13  $ 71.94
Total Return
(e)
– – – – –
Based on net asset value .................................
15.74% 5 .16% 7 .00% 46.23% (26.58) %
Ratios to Average Net Assets
(f)
– – – – –
Total expenses ........................................
0 .40% 0 .40% 0 .39% 0 .42% 0 .42%
Net investment income ...................................
0 .97% 1 .13% 0 .68% 1 .04% 1 .57%
Supplemental Data
Net assets, end of year (000) ...............................
$ 6,087,988  $ 5,829,505  $ 3,670,015  $ 2,962,613  $ 2,834,403
Portfolio turnover rate
(g)
...................................
17% 20% 27% 49% 20%
(a)
Per share amounts reflect a two-for-one stock split effective after the close of trading on December 4, 2020.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Portfolio turnover rate excludes in-kind transactions, if any.

Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Broker-Dealers & Securities Exchanges ETF
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
Year Ended
03/31/20
Net asset value, beginning of year .........................
$ 91.60  $ 99.82  $ 92.12  $ 51.30  $ 58.82
Net investment income
(a)
............................... 1 .75  1 .89  1 .80  1 .07  1 .03
Net realized and unrealized gain (loss)
(b)
.....................
24.47  ( 8 .35 ) 7 .84  40.82  ( 7 .46 )
Net increase (decrease) from investment operations ..............
26.22  ( 6 .46 ) 9 .64  41.89  ( 6 .43 )
Distributions from net investment income
(c)
..................... ( 1 .88 ) ( 1 .76 ) ( 1 .94 ) ( 1 .07 ) ( 1 .09 )
Net asset value, end of year .............................
$ 115.94  $ 91.60  $ 99.82  $ 92.12  $ 51.30
Total Return
(d)
– – – – –
Based on net asset value ................................
29.02% ( 6 .43 ) % 10.38% 82.40% (11.15) %
Ratios to Average Net Assets
(e)
– – – – –
Total expenses .......................................
0 .40% 0 .40% 0 .39% 0 .41% 0 .42%
Net investment income ..................................
1 .82% 1 .99% 1 .70% 1 .48% 1 .60%
Supplemental Data
Net assets, end of year (000) ..............................
$ 481,165  $ 760,307  $ 573,974  $ 409,948  $ 141,086
Portfolio turnover rate
(f)
..................................
38% 56% 24% 37% 15%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.

2024
iShares Annual Report to Shareholders
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Healthcare Providers ETF
Year Ended
03/31/24
(a)
Year Ended
03/31/23
(a)
Year Ended
03/31/22
(a)
Year Ended
03/31/21
(a)
Year Ended
03/31/20
(a)
Net asset value, beginning of year ..........................
$ 49.47  $ 56.54  $ 50.27  $ 33.37  $ 33.61
Net investment income
(b)
................................ 0 .39  0 .41  0 .33  0 .26  0 .25
Net realized and unrealized gain (loss)
(c)
......................
5 .16  ( 7 .07 ) 6 .27  16.91  ( 0 .22 )
Net increase (decrease) from investment operations ...............
5 .55  ( 6 .66 ) 6 .60  17.17  0 .03
Distributions from net investment income
(d)
...................... ( 0 .42 ) ( 0 .41 ) ( 0 .33 ) ( 0 .27 ) ( 0 .27 )
Net asset value, end of year ..............................
$ 54.60  $ 49.47  $ 56.54  $ 50.27  $ 33.37
Total Return
(e)
– – – – –
Based on net asset value .................................
11.30% (11.81) % 13.15% 51.63% 0 .10%
Ratios to Average Net Assets
(f)
– – – – –
Total expenses ........................................
0 .40% 0 .40% 0 .39% 0 .42% 0 .42%
Net investment income ...................................
0 .76% 0 .77% 0 .61% 0 .61% 0 .70%
Supplemental Data
Net assets, end of year (000) ...............................
$ 857,293  $ 1,162,539  $ 1,328,742  $ 1,143,723  $ 784,201
Portfolio turnover rate
(g)
...................................
24% 20% 24% 27% 30%
(a)
Per share amounts reflect a five-for-one stock split effective after the close of trading on March 6, 2024.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Portfolio turnover rate excludes in-kind transactions, if any.

Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Home Construction ETF
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
Year Ended
03/31/20
Net asset value, beginning of year .........................
$ 70.28  $ 59.23  $ 67.84  $ 28.94  $ 35.26
Net investment income
(a)
............................... 0 .52  0 .50  0 .36  0 .27  0 .23
Net realized and unrealized gain (loss)
(b)
.....................
45.55  11.06  ( 8 .59 ) 38.89  ( 6 .31 )
Net increase (decrease) from investment operations ..............
46.07  11.56  ( 8 .23 ) 39.16  ( 6 .08 )
Distributions from net investment income
(c)
..................... ( 0 .49 ) ( 0 .51 ) ( 0 .38 ) ( 0 .26 ) ( 0 .24 )
Net asset value, end of year .............................
$ 115.86  $ 70.28  $ 59.23  $ 67.84  $ 28.94
Total Return
(d)
– – – – –
Based on net asset value ................................
65.77% 19.69% (12.21) % 135.53% (17.40) %
Ratios to Average Net Assets
(e)
– – – – –
Total expenses .......................................
0 .39% 0 .40% 0 .39% 0 .41% 0 .42%
Net investment income ..................................
0 .59% 0 .84% 0 .50% 0 .50% 0 .55%
Supplemental Data
Net assets, end of year (000) ..............................
$ 3,336,782  $ 1,637,471  $ 1,764,976  $ 2,645,573  $ 707,640
Portfolio turnover rate
(f)
..................................
8% 9% 5% 14% 15%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.

2024
iShares Annual Report to Shareholders
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Infrastructure ETF
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
Year Ended
03/31/20
Net asset value, beginning of year .........................
$ 37.34  $ 38.92  $ 34.56  $ 20.27  $ 26.31
Net investment income
(a)
............................... 0 .79  0 .72  0 .67  0 .77  0 .49
Net realized and unrealized gain (loss)
(b)
.....................
5 .99  ( 1 .57 ) 4 .38  14.10  ( 6 .00 )
Net increase (decrease) from investment operations ..............
6 .78  ( 0 .85 ) 5 .05  14.87  ( 5 .51 )
Distributions
(c)
– – – – –
From net investment income ............................ ( 0 .78 ) ( 0 .73 ) ( 0 .69 ) ( 0 .58 ) ( 0 .47 )
Return of capital .....................................
—  —  —  —  ( 0 .06 )
Total distributions .....................................
( 0 .78 ) ( 0 .73 ) ( 0 .69 ) ( 0 .58 ) ( 0 .53 )
Net asset value, end of year .............................
$ 43.34  $ 37.34  $ 38.92  $ 34.56  $ 20.27
Total Return
(d)
– – – – –
Based on net asset value ................................
18.41% ( 2 .08 ) % 14.78% 74.11% (21.26) %
Ratios to Average Net Assets
(e)
– – – – –
Total expenses .......................................
0 .30% 0 .30% 0 .35% 0 .40% 0 .40%
Net investment income ..................................
2 .06% 1 .96% 1 .85% 2 .54% 1 .84%
Supplemental Data
Net assets, end of year (000) ..............................
$ 2,357,955  $ 1,794,292  $ 899,114  $ 369,805  $ 5,068
Portfolio turnover rate
(f)
..................................
32% 26% 33% 65% 23%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.

Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Insurance ETF
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
Year Ended
03/31/20
Net asset value, beginning of year .........................
$ 85.65  $ 91.15  $ 74.17  $ 49.76  $ 63.64
Net investment income
(a)
............................... 1 .54  1 .57  1 .67  1 .51  1 .35
Net realized and unrealized gain (loss)
(b)
.....................
31.69  ( 5 .57 ) 16.94  24.37  (13.77)
Net increase (decrease) from investment operations ..............
33.23  ( 4 .00 ) 18.61  25.88  (12.42)
Distributions from net investment income
(c)
..................... ( 1 .57 ) ( 1 .50 ) ( 1 .63 ) ( 1 .47 ) ( 1 .46 )
Net asset value, end of year .............................
$ 117.31  $ 85.65  $ 91.15  $ 74.17  $ 49.76
Total Return
(d)
– – – – –
Based on net asset value ................................
39.17% ( 4 .35 ) % 25.36% 52.54% (19.92) %
Ratios to Average Net Assets
(e)
– – – – –
Total expenses .......................................
0 .39% 0 .40% 0 .39% 0 .42% 0 .42%
Net investment income ..................................
1 .60% 1 .78% 2 .04% 2 .50% 1 .95%
Supplemental Data
Net assets, end of year (000) ..............................
$ 651,044  $ 449,660  $ 186,860  $ 85,301  $ 62,206
Portfolio turnover rate
(f)
..................................
19% 12% 11% 10% 8%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.

2024
iShares Annual Report to Shareholders
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Medical Devices ETF
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/22
(a)
Year Ended
03/31/21
(a)
Year Ended
03/31/20
(a)
Net asset value, beginning of year .........................
$ 54.03  $ 60.93  $ 55.04  $ 37.54  $ 38.57
Net investment income
(b)
............................... 0 .28  0 .24  0 .16  0 .15  0 .16
Net realized and unrealized gain (loss)
(c)
.....................
4 .59  ( 6 .89 ) 5 .89  17.49  ( 1 .04 )
Net increase (decrease) from investment operations ..............
4 .87  ( 6 .65 ) 6 .05  17.64  ( 0 .88 )
Distributions from net investment income
(d)
..................... ( 0 .30 ) ( 0 .25 ) ( 0 .16 ) ( 0 .14 ) ( 0 .15 )
Net asset value, end of year .............................
$ 58.60  $ 54.03  $ 60.93  $ 55.04  $ 37.54
Total Return
(e)
– – – – –
Based on net asset value ................................
9 .10% (10.89) % 10.99% 47.02% ( 2 .32 ) %
Ratios to Average Net Assets
(f)
– – – – –
Total expenses .......................................
0 .40% 0 .40% 0 .39% 0 .41% 0 .42%
Net investment income ..................................
0 .52% 0 .45% 0 .26% 0 .30% 0 .39%
Supplemental Data
Net assets, end of year (000) ..............................
$ 5,760,239  $ 6,002,335  $ 8,076,257  $ 8,206,921  $ 4,144,859
Portfolio turnover rate
(g)
..................................
31% 10% 11% 9% 9%
(a)
Per share amounts reflect a six-for-one stock split effective after the close of trading on July 16, 2021.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Portfolio turnover rate excludes in-kind transactions, if any.

Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Oil & Gas Exploration & Production ETF
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
Year Ended
03/31/20
Net asset value, beginning of year ..........................
$ 85.82  $ 84.23  $ 48.63  $ 22.83  $ 58.20
Net investment income
(a)
................................ 2 .50  3 .81  2 .00  0 .98  0 .95
Net realized and unrealized gain (loss)
(b)
......................
21.24  1 .50  35.51  25.92  (35.22)
Net increase (decrease) from investment operations ...............
23.74  5 .31  37.51  26.90  (34.27)
Distributions from net investment income
(c)
...................... ( 2 .61 ) ( 3 .72 ) ( 1 .91 ) ( 1 .10 ) ( 1 .10 )
Net asset value, end of year ..............................
$ 106.95  $ 85.82  $ 84.23  $ 48.63  $ 22.83
Total Return
(d)
– – – – –
Based on net asset value .................................
28.10% 6 .40% 78.44% 120.05% (59.65) %
Ratios to Average Net Assets
(e)
– – – – –
Total expenses ........................................
0 .40% 0 .40% 0 .39% 0 .42% 0 .42%
Net investment income ...................................
2 .71% 4 .22% 3 .27% 2 .81% 1 .87%
Supplemental Data
Net assets, end of year (000) ...............................
$ 780,744  $ 729,496  $ 800,140  $ 243,173  $ 90,169
Portfolio turnover rate
(f)
...................................
22% 15% 17% 21% 25%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.

2024
iShares Annual Report to Shareholders
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Oil Equipment & Services ETF
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
Year Ended
03/31/20
Net asset value, beginning of year ..........................
$ 19.33  $ 19.30  $ 13.41  $ 5 .97  $ 25.24
Net investment income
(a)
................................ 0 .26  0 .16  0 .07  0 .14  0 .47
Net realized and unrealized gain (loss)
(b)
......................
4 .29  0 .05  5 .92  7 .50  (19.27)
Net increase (decrease) from investment operations ...............
4 .55  0 .21  5 .99  7 .64  (18.80)
Distributions from net investment income
(c)
...................... ( 0 .23 ) ( 0 .18 ) ( 0 .10 ) ( 0 .20 ) ( 0 .47 )
Net asset value, end of year ..............................
$ 23.65  $ 19.33  $ 19.30  $ 13.41  $ 5 .97
Total Return
(d)
– – – – –
Based on net asset value .................................
23.62% 1 .16% 44.88% 129.06% (75.48) %
Ratios to Average Net Assets
(e)
– – – – –
Total expenses ........................................
0 .40% 0 .40% 0 .39% 0 .41% 0 .42%
Net investment income ...................................
1 .19% 0 .84% 0 .49% 1 .37% 2 .44%
Supplemental Data
Net assets, end of year (000) ...............................
$ 289,728  $ 223,246  $ 283,677  $ 371,516  $ 25,669
Portfolio turnover rate
(f)
...................................
37% 16% 55% 71% 23%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.

Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Pharmaceuticals ETF
Year Ended
03/31/24
(a)
Year Ended
03/31/23
(a)
Year Ended
03/31/22
(a)
Year Ended
03/31/21
(a)
Year Ended
03/31/20
(a)
Net asset value, beginning of year .........................
$ 58.47  $ 64.73  $ 59.13  $ 44.94  $ 51.35
Net investment income
(b)
............................... 1 .06  1 .02  1 .02  0 .74  0 .71
Net realized and unrealized gain (loss)
(c)
.....................
9 .29  ( 6 .08 ) 5 .63  14.18  ( 6 .36 )
Net increase (decrease) from investment operations ..............
10.35  ( 5 .06 ) 6 .65  14.92  ( 5 .65 )
Distributions from net investment income
(d)
..................... ( 0 .91 ) ( 1 .20 ) ( 1 .05 ) ( 0 .73 ) ( 0 .76 )
Net asset value, end of year .............................
$ 67.91  $ 58.47  $ 64.73  $ 59.13  $ 44.94
Total Return
(e)
– – – – –
Based on net asset value ................................
17.86% ( 7 .83 ) % 11.29% 33.30% (11.06) %
Ratios to Average Net Assets
(f)
– – – – –
Total expenses .......................................
0 .39% 0 .40% 0 .39% 0 .42% 0 .42%
Net investment income ..................................
1 .71% 1 .66% 1 .63% 1 .33% 1 .45%
Supplemental Data
Net assets, end of year (000) ..............................
$ 658,731  $ 377,159  $ 407,773  $ 354,762  $ 276,404
Portfolio turnover rate
(g)
..................................
42% 46% 20% 52% 40%
(a)
Per share amounts reflect a three-for-one stock split effective after the close of trading on March 6, 2024.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Portfolio turnover rate excludes in-kind transactions, if any.

2024
iShares Annual Report to Shareholders
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Real Estate ETF
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
Year Ended
03/31/20
Net asset value, beginning of year .........................
$ 84.95  $ 108.01  $ 91.81  $ 69.71  $ 86.99
Net investment income
(a)
............................... 2 .69  2 .35  1 .64  1 .67  2 .16
Net realized and unrealized gain (loss)
(b)
.....................
4 .66  (22.94) 16.94  22.49  (16.61)
Net increase (decrease) from investment operations ..............
7 .35  (20.59) 18.58  24.16  (14.45)
Distributions from net investment income
(c)
..................... ( 2 .40 ) ( 2 .47 ) ( 2 .38 ) ( 2 .06 ) ( 2 .83 )
Net asset value, end of year .............................
$ 89.90  $ 84.95  $ 108.01  $ 91.81  $ 69.71
Total Return
(d)
– – – – –
Based on net asset value ................................
8 .89% (19.04) % 20.27% 35.02% (17.14) %
Ratios to Average Net Assets
(e)
– – – – –
Total expenses .......................................
0 .39% 0 .40% 0 .39% 0 .41% 0 .42%
Net investment income ..................................
3 .15% 2 .56% 1 .56% 2 .03% 2 .39%
Supplemental Data
Net assets, end of year (000) ..............................
$ 4,229,939  $ 3,232,382  $ 5,378,867  $ 4,687,047  $ 3,067,098
Portfolio turnover rate
(f)
..................................
7% 8% 9% 14% 8%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.

Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Regional Banks ETF
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
Year Ended
03/31/20
Net asset value, beginning of year .........................
$ 35.79  $ 58.87  $ 56.62  $ 29.00  $ 43.44
Net investment income
(a)
............................... 1 .53  1 .46  1 .34  1 .32  1 .20
Net realized and unrealized gain (loss)
(b)
.....................
7 .64  (23.11) 2 .14  27.52  (14.32)
Net increase (decrease) from investment operations ..............
9 .17  (21.65) 3 .48  28.84  (13.12)
Distributions from net investment income
(c)
..................... ( 1 .59 ) ( 1 .43 ) ( 1 .23 ) ( 1 .22 ) ( 1 .32 )
Net asset value, end of year .............................
$ 43.37  $ 35.79  $ 58.87  $ 56.62  $ 29.00
Total Return
(d)
– – – – –
Based on net asset value ................................
26.46% (37.30) % 6 .11% 101.55% (31.09) %
Ratios to Average Net Assets
(e)
– – – – –
Total expenses .......................................
0 .40% 0 .40% 0 .39% 0 .41% 0 .42%
Net investment income ..................................
4 .20% 2 .90% 2 .19% 3 .26% 2 .60%
Supplemental Data
Net assets, end of year (000) ..............................
$ 650,571  $ 799,865  $ 1,386,344  $ 673,808  $ 197,182
Portfolio turnover rate
(f)
..................................
9% 7% 14% 6% 5%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.

2024
iShares Annual Report to Shareholders
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Telecommunications ETF
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
Year Ended
03/31/20
Net asset value, beginning of year ........................
$ 23.15  $ 29.88  $ 32.39  $ 24.88  $ 29.73
Net investment income
(a)
.............................. 0 .48  0 .58  0 .77  0 .82  0 .71
Net realized and unrealized gain (loss)
(b)
....................
( 1 .15 ) ( 6 .73 ) ( 2 .54 ) 7 .50  ( 4 .80 )
Net increase (decrease) from investment operations .............
( 0 .67 ) ( 6 .15 ) ( 1 .77 ) 8 .32  ( 4 .09 )
Distributions from net investment income
(c)
.................... ( 0 .50 ) ( 0 .58 ) ( 0 .74 ) ( 0 .81 ) ( 0 .76 )
Net asset value, end of year ............................
$ 21.98  $ 23.15  $ 29.88  $ 32.39  $ 24.88
Total Return
(d)
– – – – –
Based on net asset value ...............................
( 2 .84 ) % (20.56) % ( 5 .63 ) % 33.82% (13.99) %
Ratios to Average Net Assets
(e)
– – – – –
Total expenses ......................................
0 .40% 0 .40% 0 .39% 0 .42% 0 .42%
Net investment income .................................
2 .19% 2 .40% 2 .37% 2 .82% 2 .40%
Supplemental Data
Net assets, end of year (000) .............................
$ 230,800  $ 302,131  $ 503,440  $ 425,882  $ 292,379
Portfolio turnover rate
(f)
.................................
30% 24% 75% 40% 41%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.

Notes to Financial Statements

Notes to Financial Statements
1. Organization
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of March 31, 2024, if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income, and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
The portion of distributions that exceeds each Fund’s current and accumulated earnings and profits will constitute a non-taxable return of capital. Distributions in excess of each Fund’s minimum distribution requirements, but not in excess of the Fund’s earning and profits, will be taxable to the Fund’s shareholders and will not constitute non-
taxable returns of capital. Return of capital distributions will reduce a shareholder’s cost basis and will result in higher capital gains or lower capital losses when each Fund’s shares on which distributions were received are sold. Once a shareholder’s cost basis is reduced to zero, further distributions will be treated as capital gains.
iShares ETF
Diversification
Classification
U.S. Aerospace & Defense .............................................................................................. Non-diversified
U.S. Broker-Dealers & Securities Exchanges .................................................................................. Non-diversified
U.S. Healthcare Providers ............................................................................................... Non-diversified
U.S. Home Construction ................................................................................................ Non-diversified
U.S. Infrastructure .................................................................................................... Diversified
U.S. Insurance ...................................................................................................... Non-diversified
U.S. Medical Devices .................................................................................................. Non-diversified
U.S. Oil & Gas Exploration & Production ..................................................................................... Non-diversified
U.S. Oil Equipment & Services ............................................................................................ Non-diversified
U.S. Pharmaceuticals .................................................................................................. Non-diversified
U.S. Real Estate ..................................................................................................... Diversified
U.S. Regional Banks .................................................................................................. Non-diversified
U.S. Telecommunications ............................................................................................... Non-diversified

Notes to Financial Statements
(continued)

2024
iShares Annual Report to Shareholders
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess

Notes to Financial Statements
( continued)

Notes to Financial Statements
collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
(b)
U.S. Aerospace & Defense
Barclays Bank PLC ............................................... $ 8,437,116 $ (8,437,116) $ — $ —
Barclays Capital, Inc. ............................................. 4,144 (4,144) — —
BNP Paribas SA ................................................. 62,832 (62,832) — —
BofA Securities, Inc. .............................................. 13,217,632 (13,217,632) — —
Citadel Clearing LLC .............................................. 15,089 (15,089) — —
Citigroup Global Markets, Inc. ........................................ 3,198,694 (3,198,694) — —
Goldman Sachs & Co. LLC ......................................... 1,876,483 (1,876,483) — —
J.P. Morgan Securities LLC ......................................... 17,145,487 (17,145,487) — —
Jefferies LLC ................................................... 369,138 (369,138) — —
Morgan Stanley ................................................. 16,612,103 (16,612,103) — —
RBC Capital Markets LLC .......................................... 19,100 (19,100) — —
SG Americas Securities LLC ........................................ 312,880 (312,880) — —
UBS AG ...................................................... 17,290,552 (17,290,552) — —
Virtu Americas LLC ............................................... 725,613 (725,613) — —
Wells Fargo Bank NA ............................................. 401,100 (401,100) — —
Wells Fargo Securities LLC ......................................... 11,799 (11,799) — —
$ 79,699,762 $ (79,699,762)
$ —
$ —
a
U.S. Broker-Dealers & Securities Exchanges
BofA Securities, Inc. .............................................. 1,122 (1,035) — 87
Citigroup Global Markets, Inc. ........................................ 18,651 (17,069) — 1,582
Goldman Sachs & Co. LLC ......................................... 243,518 (223,438) — 20,080
HSBC Bank PLC ................................................ 175,548 (175,548) — —
J.P. Morgan Securities LLC ......................................... 169 (156) — 13
Toronto-Dominion Bank ............................................ 229,174 (229,174) — —
UBS AG ...................................................... 9,426 (9,426) — —
$ 677,608 $ (655,846)
$ —
$ 21,762
a

Notes to Financial Statements
(continued)

2024
iShares Annual Report to Shareholders
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
(b)
U.S. Healthcare Providers
Barclays Bank PLC ............................................... $ 1,897,666 $ (1,897,666) $ — $ —
Barclays Capital, Inc. ............................................. 440,464 (440,464) — —
BNP Paribas SA ................................................. 3,171,395 (2,911,234) — 260,161
BofA Securities, Inc. .............................................. 60,670 (60,670) — —
Citigroup Global Markets, Inc. ........................................ 218,523 (218,523) — —
Credit Suisse Securities (USA) LLC .................................... 1,798,362 (1,798,362) — —
Goldman Sachs & Co. LLC ......................................... 240,440 (225,828) — 14,612
ING Financial Markets LLC ......................................... 192,575 (192,575) — —
J.P. Morgan Securities LLC ......................................... 3,383,492 (3,383,492) — —
Jefferies LLC ................................................... 69,011 (69,011) — —
Morgan Stanley ................................................. 5,953,830 (5,953,830) — —
National Financial Services LLC ...................................... 2,429,609 (2,429,609) — —
Natixis SA ..................................................... 70,467 (69,317) — 1,150
Nomura Securities International, Inc. ................................... 77,834 (77,834) — —
RBC Capital Markets LLC .......................................... 1,082,724 (1,082,724) — —
Scotia Capital (USA), Inc. .......................................... 966 (966) — —
State Street Bank & Trust Co. ........................................ 877,679 (877,679) — —
UBS AG ...................................................... 57,747 (57,747) — —
Virtu Americas LLC ............................................... 367,824 (367,824) — —
Wells Fargo Bank NA ............................................. 194,020 (194,020) — —
$ 22,585,298 $ (22,309,375)
$ —
$ 275,923
a
U.S. Home Construction
BNP Paribas SA ................................................. 1,287,775 (1,287,775) — —
BofA Securities, Inc. .............................................. 9,082,720 (9,082,720) — —
Goldman Sachs & Co. LLC ......................................... 43,489,947 (43,489,947) — —
J.P. Morgan Securities LLC ......................................... 9,904,587 (9,904,587) — —
Morgan Stanley ................................................. 95,403 (93,057) — 2,346
RBC Capital Markets LLC .......................................... 951,441 (951,441) — —
Scotia Capital (USA), Inc. .......................................... 2,106,421 (2,106,421) — —
Scotia Capital, Inc. ............................................... 12,232,369 (12,232,369) — —
Toronto-Dominion Bank ............................................ 70,124 (70,124) — —
UBS AG ...................................................... 5,720 (5,720) — —
$ 79,226,507 $ (79,224,161)
$ —
$ 2,346
a
U.S. Infrastructure
Barclays Capital, Inc. ............................................. 292,905 (292,905) — —
BofA Securities, Inc. .............................................. 216,804 (216,804) — —
Citigroup Global Markets, Inc. ........................................ 103,292 (103,292) — —
J.P. Morgan Securities LLC ......................................... 16,083,812 (16,083,812) — —
Jefferies LLC ................................................... 33,216 (33,216) — —
Morgan Stanley ................................................. 12,906,135 (12,765,998) — 140,137
RBC Capital Markets LLC .......................................... 11,335,621 (10,889,620) — 446,001
State Street Bank & Trust Co. ........................................ 93,990 (93,990) — —
UBS AG ...................................................... 613,959 (613,959) — —
UBS Securities LLC .............................................. 27,168 (27,168) — —
Virtu Americas LLC ............................................... 480,224 (480,224) — —
Wells Fargo Bank NA ............................................. 114,375 (114,375) — —
Wells Fargo Securities LLC ......................................... 5,943 (5,943) — —
$ 42,307,444 $ (41,721,306)
$ —
$ 586,138
a
U.S. Insurance
Barclays Bank PLC ............................................... 52,069 (52,069) — —
BofA Securities, Inc. .............................................. 77,127 (77,127) — —
Citigroup Global Markets, Inc. ........................................ 282,613 (282,613) — —
Morgan Stanley ................................................. 727,662 (727,662) — —
UBS AG ...................................................... 58,699 (58,699) — —
$ 1,198,170 $ (1,198,170)
$ —
$ —
a

Notes to Financial Statements
( continued)

Notes to Financial Statements
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
(b)
U.S. Medical Devices
Barclays Bank PLC ............................................... $ 6,969,156 $ (6,969,156) $ — $ —
Barclays Capital, Inc. ............................................. 1,762,116 (1,762,116) — —
BMO Capital Markets Corp. ......................................... 146,850 (146,850) — —
BNP Paribas SA ................................................. 10,332,139 (10,332,139) — —
BofA Securities, Inc. .............................................. 2,779,169 (2,779,169) — —
Citadel Clearing LLC .............................................. 11,429,042 (11,429,042) — —
Citigroup Global Markets, Inc. ........................................ 1,928,972 (1,928,972) — —
Goldman Sachs & Co. LLC ......................................... 1,956,899 (1,956,899) — —
HSBC Bank PLC ................................................ 7,793,276 (7,793,276) — —
J.P. Morgan Securities LLC ......................................... 39,020,866 (39,020,866) — —
Jefferies LLC ................................................... 1,863,048 (1,863,048) — —
National Financial Services LLC ...................................... 99,085 (98,241) — 844
RBC Capital Markets LLC .......................................... 7,067,241 (7,067,241) — —
SG Americas Securities LLC ........................................ 511,060 (511,060) — —
State Street Bank & Trust Co. ........................................ 14,695,519 (14,695,519) — —
UBS AG ...................................................... 141,219 (141,219) — —
Virtu Americas LLC ............................................... 1,580,287 (1,580,287) — —
Wells Fargo Bank NA ............................................. 5,843,009 (5,843,009) — —
Wells Fargo Securities LLC ......................................... 737,651 (737,651) — —
$ 116,656,604 $ (116,655,760)
$ —
$ 844
a
U.S. Oil & Gas Exploration & Production
Barclays Bank PLC ............................................... 1,663,972 (1,663,972) — —
Barclays Capital, Inc. ............................................. 115,216 (115,216) — —
BofA Securities, Inc. .............................................. 12,159,316 (12,159,316) — —
Goldman Sachs & Co. LLC ......................................... 73,236 (73,236) — —
J.P. Morgan Securities LLC ......................................... 1,234,113 (1,234,113) — —
Scotia Capital (USA), Inc. .......................................... 38,806 (38,806) — —
State Street Bank & Trust Co. ........................................ 194,254 (193,320) — 934
$ 15,478,913 $ (15,477,979)
$ —
$ 934
a
U.S. Oil Equipment & Services
BofA Securities, Inc. .............................................. 5,182,439 (5,182,439) — —
Citadel Clearing LLC .............................................. 80,476 (80,476) — —
Goldman Sachs & Co. LLC ......................................... 89,072 (89,072) — —
J.P. Morgan Securities LLC ......................................... 4,756,400 (4,756,400) — —
Morgan Stanley ................................................. 304,470 (304,470) — —
RBC Capital Markets LLC .......................................... 71,485 (71,485) — —
State Street Bank & Trust Co. ........................................ 5,414 (5,414) — —
$ 10,489,756 $ (10,489,756)
$ —
$ —
a
U.S. Pharmaceuticals
Barclays Bank PLC ............................................... 983,584 (983,584) — —
Barclays Capital, Inc. ............................................. 166,621 (166,621) — —
BNP Paribas SA ................................................. 140,097 (140,097) — —
BofA Securities, Inc. .............................................. 4,067,672 (4,067,672) — —
Goldman Sachs & Co. LLC ......................................... 7,516,704 (7,516,704) — —
J.P. Morgan Securities LLC ......................................... 2,603,191 (2,603,191) — —
Jefferies LLC ................................................... 102,270 (102,270) — —
National Financial Services LLC ...................................... 103,695 (103,695) — —
SG Americas Securities LLC ........................................ 235,134 (235,134) — —
Toronto-Dominion Bank ............................................ 206,400 (206,400) — —
UBS AG ...................................................... 395,190 (395,190) — —
UBS Securities LLC .............................................. 5,072 (5,072) — —
Virtu Americas LLC ............................................... 109,650 (109,135) — 515
Wells Fargo Bank NA ............................................. 116,960 (116,411) — 549
Wells Fargo Securities LLC ......................................... 1,503,225 (1,503,225) — —
$ 18,255,465 $ (18,254,401)
$ —
$ 1,064
a

Notes to Financial Statements
(continued)

2024
iShares Annual Report to Shareholders
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Derivative Financial Instruments
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
(b)
U.S. Real Estate
Barclays Bank PLC ............................................... $ 1,206,982 $ (1,206,982) $ — $ —
Barclays Capital, Inc. ............................................. 73,780 (73,780) — —
BMO Capital Markets Corp. ......................................... 4,595 (4,595) — —
BNP Paribas SA ................................................. 79,882 (79,882) — —
BofA Securities, Inc. .............................................. 653,580 (653,580) — —
Goldman Sachs & Co. LLC ......................................... 1,615,857 (1,615,857) — —
Morgan Stanley ................................................. 8,691,183 (8,691,183) — —
National Financial Services LLC ...................................... 137,978 (137,978) — —
Nomura Securities International, Inc. ................................... 28,882 (28,882) — —
Scotia Capital (USA), Inc. .......................................... 170,474 (170,474) — —
Wells Fargo Bank NA ............................................. 541,716 (541,716) — —
$ 13,204,909 $ (13,204,909)
$ —
$ —
a
U.S. Regional Banks
J.P. Morgan Securities LLC ......................................... 327,000 (327,000) — —
Virtu Americas LLC ............................................... 163,500 (163,500) — —
$ 490,500 $ (490,500)
$ —
$ —
a
U.S. Telecommunications
Barclays Bank PLC ............................................... 707,545 (707,545) — —
BofA Securities, Inc. .............................................. 9,045 (9,045) — —
Citigroup Global Markets, Inc. ........................................ 6,588,582 (6,588,582) — —
Goldman Sachs & Co. LLC ......................................... 1,399,738 (1,399,738) — —
HSBC Bank PLC ................................................ 57,888 (57,888) — —
Morgan Stanley ................................................. 7,536,355 (7,536,355) — —
Scotia Capital (USA), Inc. .......................................... 3,381 (3,381) — —
Toronto-Dominion Bank ............................................ 1,397 (1,397) — —
$ 16,303,931 $ (16,303,931)
$ —
$ —
a
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds’ Statements of Assets and Liabilities.
(b)
The market value of the loaned securities is determined as of March 31, 2024. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

Notes to Financial Statements
( continued)

Notes to Financial Statements
daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid. Total return swaps are entered into by the iShares U.S. Infrastructure ETF to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket or underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instruments or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.
Certain total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.
Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Fund and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the
Statements of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statements of Assets and
Liabilities.  Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a Fund may enter into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master
Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a fund and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparty are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of
Assets and Liabilities.
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and
(v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to the following Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund as follows:

Notes to Financial Statements
(continued)

2024
iShares Annual Report to Shareholders
For its investment advisory services to each Fund, except for the iShares U.S. Infrastructure ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
Distributor:  BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. Each Fund does not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company,
N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash
Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, redemption fee, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2%
of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act
iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended March 31, 2024, the Funds paid BTC the following amounts for securities lending agent services:
Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.
iShares ETF Investment Advisory Fees
U.S. Infrastructure . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.30%
Aggregate Average Daily Net Assets Investment Advisory Fees
First $10 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.4800%
Over $10 billion, up to and including $20 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.4300
Over $20 billion, up to and including $30 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.3800
Over $30 billion, up to and including $40 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.3400
Over $40 billion, up to and including $50 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.3300
Over $50 billion, up to and including $60 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.3100
Over $60 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.2945
iShares ETF Amounts
U.S. Aerospace & Defense ............................................................................................. $ 194,211
U.S. Broker-Dealers & Securities Exchanges ................................................................................. 19,984
U.S. Healthcare Providers .............................................................................................. 53,080
U.S. Home Construction ............................................................................................... 62,362
U.S. Infrastructure ................................................................................................... 65,273
U.S. Insurance ..................................................................................................... 3,581
U.S. Medical Devices ................................................................................................. 164,151
U.S. Oil & Gas Exploration & Production .................................................................................... 9,234
U.S. Oil Equipment & Services ........................................................................................... 9,280
U.S. Pharmaceuticals ................................................................................................. 101,310
U.S. Real Estate .................................................................................................... 31,375
U.S. Regional Banks ................................................................................................. 16,674
U.S. Telecommunications .............................................................................................. 17,505

Notes to Financial Statements
( continued)

Notes to Financial Statements
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the year ended March 31, 2024, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. Purchases and Sales
For the year ended March 31, 2024, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the year ended March 31, 2024, in-kind transactions were as follows:
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
U.S. Aerospace & Defense ......................................................... $ 308,810,744  $ 326,469,378  $ 2,816,665
U.S. Broker-Dealers & Securities Exchanges ............................................. 95,330,107  41,491,657  4,529,173
U.S. Healthcare Providers .......................................................... 62,843,674  46,598,654  (17,922,699)
U.S. Home Construction ........................................................... 94,612,116  50,664,340  (1,913,769)
U.S. Infrastructure ............................................................... 106,202,378  134,927,502  20,518,094
U.S. Insurance ................................................................. 47,572,636  11,045,350  884,406
U.S. Medical Devices ............................................................. 359,184,076  298,139,672  (16,432,931)
U.S. Oil & Gas Exploration & Production ................................................ 88,609,944  24,891,192  (1,283,962)
U.S. Oil Equipment & Services ....................................................... 20,998,937  19,714,086  (3,859,269)
U.S. Pharmaceuticals ............................................................. 56,569,937  114,830,054  615,228
U.S. Real Estate ................................................................ 59,781,589  63,501,344  (15,069,875)
U.S. Regional Banks ............................................................. 9,397,755  6,411,437  (2,048,082)
U.S. Telecommunications .......................................................... 40,900,333  24,534,411  (21,176,712)
iShares ETF Purchases Sales
U.S. Aerospace & Defense ........................................................................... $ 988,607,628  $ 991,701,682
U.S. Broker-Dealers & Securities Exchanges ............................................................... 180,109,082  179,644,023
U.S. Healthcare Providers ............................................................................ 226,222,251  226,472,716
U.S. Home Construction ............................................................................. 184,589,234  194,109,076
U.S. Infrastructure ................................................................................. 687,266,745  662,082,383
U.S. Insurance ................................................................................... 84,126,027  82,736,079
U.S. Medical Devices ............................................................................... 1,747,831,949  1,749,592,243
U.S. Oil & Gas Exploration & Production .................................................................. 161,258,495  161,649,834
U.S. Oil Equipment & Services ......................................................................... 95,805,848  95,744,662
U.S. Pharmaceuticals ............................................................................... 207,516,806  206,617,975
U.S. Real Estate .................................................................................. 254,765,770  231,054,532
U.S. Regional Banks ............................................................................... 59,647,774  61,795,229
U.S. Telecommunications ............................................................................ 81,742,132  81,403,921
iShares ETF In-kind Purchases In-kind Sales
U.S. Aerospace & Defense ........................................................................... $ 1,065,494,386  $ 1,579,733,088
U.S. Broker-Dealers & Securities Exchanges ............................................................... 205,649,229  574,526,773
U.S. Healthcare Providers ............................................................................ 73,261,443  471,339,044
U.S. Home Construction ............................................................................. 5,712,347,103  5,132,681,916
U.S. Infrastructure ................................................................................. 437,046,390  192,211,576
U.S. Insurance ................................................................................... 202,855,952  149,847,500
U.S. Medical Devices ............................................................................... 1,063,678,047  1,703,513,130
U.S. Oil & Gas Exploration & Production .................................................................. 319,341,206  400,291,611
U.S. Oil Equipment & Services ......................................................................... 232,158,717  192,404,261
U.S. Pharmaceuticals ............................................................................... 278,597,460  98,398,722
U.S. Real Estate .................................................................................. 14,526,457,031  13,725,881,826
U.S. Regional Banks ............................................................................... 247,422,988  531,755,107
U.S. Telecommunications ............................................................................ 1,094,537,857  1,145,966,399

Notes to Financial Statements
(continued)

2024
iShares Annual Report to Shareholders
8. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of March 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of March 31, 2024, permanent differences attributable to distributions paid in excess of taxable income and realized gains (losses)
from in-kind redemptions were reclassified to the following accounts:
The tax character of distributions paid was as follows:
iShares ETF Paid-in Capital
Accumulated
Earnings (Loss)
U.S. Aerospace & Defense .......................................................................... $ 357,274,143  $ (357,274,143)
U.S. Broker-Dealers & Securities Exchanges .............................................................. 2,994,314  (2,994,314)
U.S. Healthcare Providers ........................................................................... 46,448,134  (46,448,134)
U.S. Home Construction ............................................................................ 561,416,399  (561,416,399)
U.S. Infrastructure ................................................................................ 40,419,627  (40,419,627)
U.S. Insurance .................................................................................. 6,044,349  (6,044,349)
U.S. Medical Devices .............................................................................. 294,790,746  (294,790,746)
U.S. Oil & Gas Exploration & Production ................................................................. 50,527,367  (50,527,367)
U.S. Oil Equipment & Services ........................................................................ 11,017,412  (11,017,412)
U.S. Pharmaceuticals .............................................................................. 29,548,071  (29,548,071)
U.S. Real Estate ................................................................................. (55,646,051) 55,646,051
U.S. Regional Banks .............................................................................. 43,857,835  (43,857,835)
U.S. Telecommunications ........................................................................... (26,005,162) 26,005,162
iShares ETF
Year Ended
03/31/24
Year Ended
03/31/23
U.S. Aerospace & Defense
Ordinary income .......................................................................................... $ 55,466,658  $ 48,054,843
U.S. Broker-Dealers & Securities Exchanges
Ordinary income .......................................................................................... $ 8,530,172  $ 12,294,493
U.S. Healthcare Providers
Ordinary income .......................................................................................... $ 7,339,501  $ 11,479,684
U.S. Home Construction
Ordinary income .......................................................................................... $ 13,033,877  $ 11,584,706
U.S. Infrastructure
Ordinary income .......................................................................................... $ 41,958,905  $ 34,752,301
U.S. Insurance
Ordinary income .......................................................................................... $ 6,870,131  $ 7,403,653
U.S. Medical Devices
Ordinary income .......................................................................................... $ 30,879,217  $ 30,873,470
U.S. Oil & Gas Exploration & Production
Ordinary income .......................................................................................... $ 20,716,909  $ 40,696,483
U.S. Oil Equipment & Services
Ordinary income .......................................................................................... $ 3,066,942  $ 2,739,043
U.S. Pharmaceuticals
Ordinary income .......................................................................................... $ 7,160,972  $ 8,101,994

Notes to Financial Statements
( continued)

Notes to Financial Statements
As of March 31, 2024, the tax components of accumulated net earnings (losses) were as follows:
A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-
market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.
For the year ended March 31, 2024, the Funds listed below utilized the following amount of its respective capital loss carryforwards.
As of March 31, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF
Year Ended
03/31/24
Year Ended
03/31/23
U.S. Real Estate
Ordinary income .......................................................................................... $ 96,113,767  $ 106,342,112
U.S. Regional Banks
Ordinary income .......................................................................................... $ 29,363,126  $ 23,928,648
U.S. Telecommunications
Ordinary income .......................................................................................... $ 5,880,762  $ 9,139,733
iShares ETF
Undistributed
Ordinary Income
Non-Expiring Capital
Loss Carryforwards
(a)
Net Unrealized Gains
(Losses)
(b)
Total
U.S. Aerospace & Defense ......................................
$ —  $ (885,289,331) $ 813,641,822  $ (71,647,509)
U.S. Broker-Dealers & Securities Exchanges ..........................
138,133  (150,033,198) 56,088,781  (93,806,284)
U.S. Healthcare Providers .......................................
43,189  (230,828,590) (39,397,604) (270,183,005)
U.S. Home Construction ........................................
74,287  (212,804,484) 405,238,586  192,508,389
U.S. Infrastructure ............................................
—  (44,494,376) 275,230,161  230,735,785
U.S. Insurance ..............................................
—  (7,530,444) 107,727,825  100,197,381
U.S. Medical Devices ..........................................
2,856,505  (430,609,043) 180,137,321  (247,615,217)
U.S. Oil & Gas Exploration & Production .............................
—  (229,278,942) 63,431,568  (165,847,374)
U.S. Oil Equipment & Services ....................................
35,354  (315,796,224) 4,541,753  (311,219,117)
U.S. Pharmaceuticals ..........................................
1,254,521  (202,212,417) 60,251,150  (140,706,746)
U.S. Real Estate .............................................
5,115,801  (465,296,435) (985,898,248) (1,446,078,882)
U.S. Regional Banks ..........................................
1,423,000  (187,494,707) (115,318,625) (301,390,332)
U.S. Telecommunications .......................................
—  (345,790,340) (46,441,750) (392,232,090)
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures contracts, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, the timing and recognition of partnership income, the accounting for swap agreements, the characterization of corporate actions and the timing and recognition of realized gains (losses) for tax purposes.
iShares ETF Utilized
U.S. Aerospace & Defense ............................................................................................. $ 73,779,901
U.S. Infrastructure ................................................................................................... 35,034,605
U.S. Insurance ..................................................................................................... 1,228,523
U.S. Oil & Gas Exploration & Production .................................................................................... 1,160,826
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
U.S. Aerospace & Defense ....................................... $ 5,354,192,516  $ 963,063,228  $ (149,421,406) $ 813,641,822
U.S. Broker-Dealers & Securities Exchanges ........................... 425,711,656  61,605,762  (5,516,981) 56,088,781
U.S. Healthcare Providers ........................................ 919,638,547  78,968,577  (118,366,181) (39,397,604)
U.S. Home Construction ......................................... 3,001,385,965  436,823,759  (31,585,173) 405,238,586
U.S. Infrastructure ............................................. 2,122,617,379  418,609,931  (143,379,770) 275,230,161
U.S. Insurance ............................................... 542,143,841  113,062,930  (5,335,105) 107,727,825
U.S. Medical Devices ........................................... 5,694,848,947  641,158,840  (461,021,519) 180,137,321
U.S. Oil & Gas Exploration & Production .............................. 733,156,036  96,558,708  (33,127,140) 63,431,568
U.S. Oil Equipment & Services ..................................... 295,632,704  20,633,644  (16,091,891) 4,541,753
U.S. Pharmaceuticals ........................................... 625,218,388  89,433,997  (29,182,847) 60,251,150
U.S. Real Estate .............................................. 5,214,138,821  13,897,588  (999,795,836) (985,898,248)
U.S. Regional Banks ........................................... 764,932,362  15,174,498  (130,493,123) (115,318,625)
U.S. Telecommunications ........................................ 294,026,629  1,674,229  (48,115,979) (46,441,750)

Notes to Financial Statements
(continued)

2024
iShares Annual Report to Shareholders
9. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the funds and could affect the income from, or the value or liquidity of, the fund's portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Certain Funds invest a significant portion of their assets within the financials sector. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, changes in government regulations, economic conditions, and interest rates, credit downgrades, adverse public perception, exposure concentration and decreased liquidity in credit markets. The impact of changes in a capital requirements and recent or future regulation of any individual financial company, or of the financials sector as a whole, cannot be predicted, but may negatively impact the Funds.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

Notes to Financial Statements
( continued)

Notes to Financial Statements
10. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:

Year Ended
03/31/24
Year Ended
03/31/23
iShares ETF Shares  Amount  Shares  Amount
U.S. Aerospace & Defense
Shares sold ............................................. 9,250,000  $ 1,066,993,722  26,150,000  $ 2,834,703,726
Shares redeemed ......................................... (13,750,000) (1,582,724,617) (8,650,000) (888,422,981)
(4,500,000) $ (515,730,895) 17,500,000  $ 1,946,280,745
U.S. Broker-Dealers & Securities Exchanges
Shares sold ............................................. 2,200,000  $ 207,204,908  6,250,000  $ 615,882,178
Shares redeemed ......................................... (6,350,000) (578,054,115) (3,700,000) (339,414,224)
(4,150,000) $ (370,849,207) 2,550,000  $ 276,467,954
U.S. Healthcare Providers
Shares sold ............................................. 1,450,000
(a)
$ 73,345,606  14,250,000
(a)
$ 779,298,746
Shares redeemed ......................................... (9,250,000)
(a)
(472,334,282) (14,250,000)
(a)
(749,318,434)
(7,800,000) $ (398,988,676) —  $ 29,980,312
U.S. Home Construction
Shares sold ............................................. 65,000,000  $ 5,720,395,152  64,250,000  $ 3,852,709,335
Shares redeemed ......................................... (59,500,000) (5,139,097,432) (70,750,000) (4,182,081,203)
5,500,000  $ 581,297,720  (6,500,000) $ (329,371,868)
U.S. Infrastructure
Shares sold ............................................. 11,250,000  $ 441,283,546  36,750,000  $ 1,347,773,078
Shares redeemed ......................................... (4,900,000) (194,057,735) (11,800,000) (423,345,545)
6,350,000  $ 247,225,811  24,950,000  $ 924,427,533
U.S. Insurance
Shares sold ............................................. 2,050,000  $ 212,250,687  5,600,000  $ 500,052,749
Shares redeemed ......................................... (1,750,000) (155,804,900) (2,400,000) (203,955,250)
300,000  $ 56,445,787  3,200,000  $ 296,097,499
U.S. Medical Devices
Shares sold ............................................. 19,650,000  $ 1,065,528,136  16,300,000  $ 868,104,395
Shares redeemed ......................................... (32,450,000) (1,707,028,783) (37,750,000) (1,979,416,233)
(12,800,000) $ (641,500,647) (21,450,000) $ (1,111,311,838)
U.S. Oil & Gas Exploration & Production
Shares sold ............................................. 3,250,000  $ 320,767,080  5,800,000  $ 548,875,956
Shares redeemed ......................................... (4,450,000) (402,219,299) (6,800,000) (578,582,588)
(1,200,000) $ (81,452,219) (1,000,000) $ (29,706,632)
U.S. Oil Equipment & Services
Shares sold ............................................. 9,950,000  $ 232,667,021  20,750,000  $ 414,100,905
Shares redeemed ......................................... (9,250,000) (192,874,100) (23,900,000) (412,455,161)
700,000  $ 39,792,921  (3,150,000) $ 1,645,744
U.S. Pharmaceuticals
Shares sold ............................................. 4,850,000
(b)
$ 279,165,796  1,800,000
(b)
$ 113,040,984
Shares redeemed ......................................... (1,600,000)
(b)
(98,722,864) (1,650,000)
(b)
(99,075,556)
3,250,000  $ 180,442,932  150,000  $ 13,965,428
U.S. Real Estate
Shares sold ............................................. 171,450,000  $ 14,650,154,474  135,400,000  $ 12,357,971,292
Shares redeemed ......................................... (162,450,000) (13,849,156,377) (147,150,000) (13,410,699,013)
9,000,000  $ 800,998,097  (11,750,000) $ (1,052,727,721)

Notes to Financial Statements
(continued)

2024
iShares Annual Report to Shareholders
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
The Board authorized a five-for-one stock split for the iShares U.S. Healthcare Providers ETF, effective after the close of trading on March 6, 2024, for the shareholders of record on March 4, 2024. The impact of the stock split was an increase in the number of shares outstanding by a factor of five, while decreasing the NAV per share by a factor of five, resulting in no effect on the net assets of the Fund. The financial statements for the Fund have been adjusted to reflect the stock split.
The Board authorized a three-for-one stock split for the iShares U.S. Pharmaceuticals ETF, effective after the close of trading on March 6, 2024, for the shareholders of record on March 4, 2024. The impact of the stock split was an increase in the number of shares outstanding by a factor of three, while decreasing the NAV per share by a factor of three, resulting in no effect on the net assets of the Fund. The financial statements for the Fund have been adjusted to reflect the stock split.
11. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
03/31/24
Year Ended
03/31/23
iShares ETF Shares Amount Shares Amount
U.S. Regional Banks
Shares sold ............................................. 7,150,000  $ 251,127,249  9,750,000  $ 362,333,536
Shares redeemed ......................................... (14,500,000) (538,518,984) (10,950,000) (572,932,279)
(7,350,000) $ (287,391,735) (1,200,000) $ (210,598,743)
U.S. Telecommunications
Shares sold ............................................. 49,650,000  $ 1,099,594,752  68,200,000  $ 1,604,844,940
Shares redeemed ......................................... (52,200,000) (1,150,973,673) (72,000,000) (1,717,958,843)
(2,550,000) $ (51,378,921) (3,800,000) $ (113,113,903)
(a)
Share transactions reflect a five-for-one stock split effective after the close of trading on March 6, 2024.
(b)
Share transactions reflect a three-for-one stock split effective after the close of trading on March 6, 2024.

Report of Independent Registered Public Accounting Firm

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of
iShares Trust and Shareholders of each of the thirteen funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (thirteen of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of March 31, 2024, the related statements of operations for the year ended March
31, 2024, the statements of changes in net assets for each of the two years in the period ended March 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of March 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended March 31, 2024 and each of the financial highlights for each of the five years in the period ended March 31, 2024, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the
PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of March 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
May 23, 2024
We have served as the auditor of one or more BlackRock investment companies since 2000.
iShares U.S. Aerospace & Defense ETF
iShares U.S. Broker-Dealers & Securities Exchanges ETF
iShares U.S. Healthcare Providers ETF
iShares U.S. Home Construction ETF
iShares U.S. Infrastructure ETF
iShares U.S. Insurance ETF
iShares U.S. Medical Devices ETF
iShares U.S. Oil & Gas Exploration & Production ETF
iShares U.S. Oil Equipment & Services ETF
iShares U.S. Pharmaceuticals ETF
iShares U.S. Real Estate ETF
iShares U.S. Regional Banks ETF
iShares U.S. Telecommunications ETF

Important Tax Information
(unaudited)

2024
iShares Annual Report to Shareholders
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended March 31, 2024:
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified business income for individuals for the fiscal year ended March 31, 2024:
The following percentages, or maximum percentages allowable by law, of ordinary income distributions paid during the fiscal year ended March 31, 2024 qualified for the dividends-received deduction for corporate shareholders:
iShares ETF
Qualified Dividend
Income
U.S. Aerospace & Defense .............................................................................................. $ 76,085,496
U.S. Broker-Dealers & Securities Exchanges .................................................................................. 9,246,252
U.S. Healthcare Providers ............................................................................................... 10,908,153
U.S. Home Construction ................................................................................................ 20,527,830
U.S. Infrastructure .................................................................................................... 43,400,559
U.S. Insurance ...................................................................................................... 8,388,248
U.S. Medical Devices .................................................................................................. 49,610,520
U.S. Oil & Gas Exploration & Production ..................................................................................... 21,967,082
U.S. Oil Equipment & Services ............................................................................................ 3,966,351
U.S. Pharmaceuticals .................................................................................................. 9,038,730
U.S. Real Estate ..................................................................................................... 1,902,642
U.S. Regional Banks .................................................................................................. 30,971,696
U.S. Telecommunications ............................................................................................... 6,185,293
iShares ETF
Qualified Business
Income
U.S. Real Estate ..................................................................................................... $ 91,939,110
iShares ETF
Dividends-Received
Deduction
U.S. Aerospace & Defense .............................................................................................. 100.00%
U.S. Broker-Dealers & Securities Exchanges .................................................................................. 100.00
U.S. Healthcare Providers ............................................................................................... 100.00
U.S. Home Construction ................................................................................................ 100.00
U.S. Infrastructure .................................................................................................... 91.49
U.S. Insurance ...................................................................................................... 100.00
U.S. Medical Devices .................................................................................................. 100.00
U.S. Oil & Gas Exploration & Production ..................................................................................... 100.00
U.S. Oil Equipment & Services ............................................................................................ 79.35
U.S. Pharmaceuticals .................................................................................................. 100.00
U.S. Regional Banks .................................................................................................. 100.00
U.S. Telecommunications ............................................................................................... 100.00

Statement Regarding Liquidity Risk Management Program
(unaudited)

Statement Regarding Liquidity Risk Management Program
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares U.S. Aerospace & Defense ETF, iShares U.S. Broker-Dealers & Securities Exchanges ETF, iShares U.S.
Healthcare Providers ETF, iShares U.S. Home Construction ETF, iShares U.S. Infrastructure ETF, iShares U.S. Insurance ETF, iShares U.S. Medical Devices ETF, iShares
U.S. Oil & Gas Exploration & Production ETF, iShares U.S. Oil Equipment & Services ETF, iShares U.S. Pharmaceuticals ETF, iShares U.S. Real Estate ETF, iShares U.S.
Regional Banks ETF and iShares U.S. Telecommunications ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.
The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 8, 2023 (the “Meeting”) to review the Program. The Board previously appointed
BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly
Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”).  The Report covered the period from October 1, 2022 through
September 30, 2023 (the “Program Reporting Period”).
The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays, delays in the repatriation of the local currency in certain non-U.S. countries, the continued illiquidity of Russian equity securities and the suspension of select sanctions in Venezuela.
The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:
a) The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the
Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.
b) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size utilized for liquidity classifications. The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.
c) Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. The Committee also considered that ETFs generally do not engage in borrowing.
d) The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs. However, there were no ETFs with persistent deviations of fund premium/
discount or bid/ask spreads from long-term averages over the Program Reporting Period.
e) The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review. There were no ETFs for which the custom baskets accepted by the ETF had a significant change in its liquidity profile.
There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

Supplemental Information
(unaudited)

2024
iShares Annual Report to Shareholders
Section 19(a) Notices
The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.
March 31, 2024
Tailored Shareholder Reports for Open-End Mutual Funds and ETFs
Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.
Premium/Discount Information
Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com .
Regulation under the Alternative Investment Fund Managers Directive
The Alternative Investment Fund Managers Directive, and its United Kingdom (“UK”) equivalent, (the “AIFMD”) impose detailed and prescriptive obligations on fund managers established in the European Union (the “EU”) and the UK. These do not currently apply to managers established outside of the EU or UK, such as BFA (the “Company”).
However, the Company is required to comply with certain disclosure, reporting and transparency obligations of the AIFMD because it has registered the iShares U.S. Real
Estate ETF and iShares U.S. Regional Banks ETF (the “Funds”) to be marketed to investors in the EU and/or UK.
Report on Remuneration
BlackRock has a clear and well-defined pay-for-performance philosophy, and compensation programs which support that philosophy.
BlackRock operates a total compensation model for remuneration which includes a base salary, which is contractual, and a discretionary bonus scheme. Although all employees are eligible to receive a discretionary bonus, there is no contractual obligation to make a discretionary bonus award to any employees. For senior management and staff who have the ability to materially affect the risk profile of the Funds, a significant percentage of variable remuneration is deferred over time. All employees are subject to a clawback policy.
Remuneration decisions for employees are made once annually in January following the end of the performance year, based on BlackRock’s full-year financial results and other non-financial goals and objectives. Alongside financial performance, individual total compensation is also based on strategic and operating results and other considerations such as management and leadership capabilities. No set formulas are established and no fixed benchmarks are used in determining annual incentive awards.
Annual incentive awards are paid from a bonus pool which is reviewed throughout the year by BlackRock's independent compensation committee, taking into account both actual and projected financial information together with information provided by the Enterprise Risk and Regulatory Compliance departments in relation to any activities, incidents or events that warrant consideration in making compensation decisions. Individuals are not involved in setting their own remuneration.
Each of the control functions (Enterprise Risk, Legal & Compliance, Finance, Human Resources and Internal Audit) each have their own organizational structures which are independent of the business units and therefore staff members in control functions are remunerated independently of the businesses they oversee. Functional bonus pools for those control functions are determined with reference to the performance of each individual function and the remuneration of the senior members of control functions is directly overseen by BlackRock's independent remuneration committee.
The Company is required under the AIFMD to make quantitative disclosures of remuneration. These disclosures are made in line with BlackRock’s interpretation of currently available regulatory guidance on quantitative remuneration disclosures. As market or regulatory practice develops BlackRock may consider it appropriate to make changes to the way in which quantitative remuneration disclosures are calculated. Where such changes are made, this may result in disclosures in relation to a fund not being
Total Cumulative Distributions
for the Fiscal Year
% Breakdown of the Total Cumulative
Distributions for the Fiscal Year
iShares ETF
Net
Investment
Income
Net Realized
Capital Gains
Return of
Capital
Total Per
Share
Net
Investment
Income
Net Realized
Capital Gains
Return of
Capital
Total Per
Share
U.S. Infrastructure
(a)
................. $ 0.775697  $ —  $ 0.003948  $ 0.779645  99% — % 1% 100%
U.S. Medical Devices
(a)
............... 0.293022  —  0.004198  0.297220  99 — 1 100
U.S. Oil & Gas Exploration & Production ... 2.608150  —  —  2.608150  100 — — 100
U.S. Real Estate ................... 2.399449  —  —  2.399449  100 — — 100
(a)
The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

Supplemental Information
Supplemental Information
(unaudited) (continued)
comparable to the disclosures made in the prior year, or in relation to other BlackRock fund disclosures in that same year. BlackRock bases its proportionality approach on a combination of factors that it is entitled to take into account based on relevant guidelines.
Remuneration information at an individual AIF level is not readily available. Disclosures are provided in relation to (a) the staff of the Company; (b) staff who are senior management; (c) staff who have the ability to materially affect the risk profile of the Funds; and (d) staff of companies to which portfolio management and risk management has been formally delegated.
All individuals included in the aggregated figures disclosed are rewarded in line with BlackRock’s remuneration policy for their responsibilities across the relevant BlackRock business area. As all individuals have a number of areas of responsibilities, only the portion of remuneration for those individuals’ services attributable to the Funds is included in the aggregate figures disclosed.
Members of staff and senior management of the Company typically provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the Company and across the broader BlackRock group. Conversely, members of staff and senior management of the broader BlackRock group may provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the broader BlackRock group and of the Company. Therefore, the figures disclosed are a sum of individuals’ portion of remuneration attributable to the Company according to an objective apportionment methodology which acknowledges the multiple-service nature of the Company and the broader BlackRock group. Accordingly, the figures are not representative of any individual’s actual remuneration or their remuneration structure.
The amount of the total remuneration awarded to the Company’s staff in respect of the Company’s financial year ending December 31, 2023 was USD 5.43m. This figure is comprised of fixed remuneration of USD 0.74m and variable remuneration of USD 4.68m. There was a total of 8 beneficiaries of the remuneration described above.
The amount of the aggregate remuneration awarded by the Company in respect of the Company’s financial year ending December 31, 2023, to its senior management was
USD 3.66m, and to other members of its staff whose actions potentially have a material impact on the risk profile of the Company or its funds was USD 1.77m.
Disclosures under the EU Sustainable Finance Disclosure Regulation
The iShares U.S. Real Estate ETF and iShares U.S. Regional Banks ETF (the “Funds”) are registered under the Alternative Investment Fund Managers Directive to be
marketed to European Union (“EU”) investors, as noted above. As a result, certain disclosures are required under the EU Sustainable Finance Disclosure Regulation
(“SFDR”).
Each Fund has not been categorized under the SFDR as an “Article 8” or “Article 9” product. In addition, each Fund's investment strategy does not take into account the criteria for environmentally sustainable economic activities under the EU sustainable investment taxonomy regulation or principal adverse impacts (“PAIs”) on sustainability factors under the SFDR. PAIs are identified under the SFDR as the material impacts of investment decisions on sustainability factors relating to environmental, social and employee matters, respect for human rights, and anti-corruption and anti-bribery matters.

Trustee and Officer Information
(unaudited)

2024
iShares Annual Report to Shareholders
The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).
The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of open-end equity, multi-asset, index and money market funds and ETFs (the “BlackRock Multi-Asset Complex”), one complex of closed-end funds and open-end non-index fixed-income funds (including ETFs)
(the “BlackRock Fixed-Income Complex”) and one complex of ETFs (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees all of the funds within the Exchange-Traded Fund Complex, which consists of 404 funds as of March 31, 2024. With the exception of Stephen Cohen, Robert S. Kapito and Aaron
Wasserman, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito and Mr. Wasserman is
c/o BlackRock, Inc., 50 Hudson Yards, New York, NY 10001. The address of Mr. Cohen is c/o BlackRock, Inc., Drapers Gardens, 12 Throgmorton Avenue London EC2N 2DL
United Kingdom. The Board has designated John E. Kerrigan as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).
Interested Trustees
(a)
Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
(b)
Stephen Cohen is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
Independent Trustees
Name (Year of Birth) Position(s)
Principal Occupation(s)
During Past 5 Years Other Directorships Held by Trustee
Robert S. Kapito
(a)
(1957)
Trustee (since 2009). President of BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and
Head of BlackRock’s Portfolio Management Group (since its formation in 1998)
and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes
Children’s Cancer Fund (since 2002).
Director of BlackRock, Inc. (since 2006); Director
of iShares, Inc. (since 2009); Trustee of iShares
U.S. ETF Trust (since 2011).
Stephen Cohen
(b)
(1975)
Trustee (since 2024). Senior Managing Director, Head of Global Product Solutions of BlackRock, Inc.
(since 2024); Senior Managing Director, Head of Europe, Middle East and Africa
Regions of BlackRock, Inc. (2021-2024); Head of iShares Index and Wealth in
EMEA of BlackRock, Inc. (2017-2021); Global Head of Fixed Income Indexing of
BlackRock, Inc. (2016-2017); Chief Investment Strategist for International Fixed
Income and iShares of BlackRock, Inc. (2011-2015).
Director of iShares, Inc. (since 2024); Trustee of
iShares U.S. ETF Trust (since 2024).
Name (Year of Birth) Position(s)
Principal Occupation(s)
During Past 5 Years Other Directorships Held by Trustee
John E.
Kerrigan (1955)
Trustee (since 2005);
Independent Board Chair
(since 2022).
Chief Investment Officer, Santa Clara University (since 2002). Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011);
Independent Board Chair of iShares, Inc. and
iShares U.S. ETF Trust (since 2022).
Jane D.
Carlin (1956)
Trustee (since 2015);
Risk Committee Chair
(since 2016).
Consultant (since 2012); Member of the Audit Committee (2012-2018), Chair of
the Nominating and Governance Committee (2017-2018) and Director of PHH
Corporation (mortgage solutions) (2012-2018); Managing Director and Global
Head of Financial Holding Company Governance & Assurance and the Global
Head of Operational Risk Management of Morgan Stanley (2006-2012).
Director of iShares, Inc. (since 2015); Trustee of
iShares U.S. ETF Trust (since 2015); Member
of the Audit Committee (since 2016), Chair of
the Audit Committee (since 2020) and Director
of The Hanover Insurance Group, Inc. (since
2016).
Richard L.
Fagnani (1954)
Trustee (since 2017);
Audit Committee Chair
(since 2019).
Partner, KPMG LLP (2002-2016); Director of One Generation Away (since 2021). Director of iShares, Inc. (since 2017); Trustee of
iShares U.S. ETF Trust (since 2017).
Cecilia H.
Herbert (1949)
Trustee (since 2005);
Nominating and
Governance and Equity
Plus Committee Chairs
(since 2022).
Chair of the Finance Committee (since 2019) and Trustee and Member of the
Finance, Audit and Quality Committees of Stanford Health Care (since 2016);
Trustee of WNET, New York’s public media company (since 2011) and Member of the Audit Committee (since 2018), Investment Committee (since 2011) and
Personnel Committee (since 2022); Member of the Wyoming State Investment
Funds Committee (since 2022); Trustee of Forward Funds (14 portfolios) (2009-
2018); Trustee of Salient MF Trust (4 portfolios) (2015-2018); Director of the
Jackson Hole Center for the Arts (since 2021).
Director of iShares, Inc. (since 2005); Trustee of
iShares U.S. ETF Trust (since 2011).
Drew E.
Lawton (1959)
Trustee (since 2017);
15(c) Committee Chair
(since 2017).
Senior Managing Director of New York Life Insurance Company (2010-2015). Director of iShares, Inc. (since 2017); Trustee of
iShares U.S. ETF Trust (since 2017); Director of
Jackson Financial Inc. (since 2021).

Trustee and Officer Information
(unaudited) ( continued)

Trustee and Officer Information
Officers
Name (Year of Birth) Position(s)
Principal Occupation(s)
During Past 5 Years Other Directorships Held by Trustee
John E.
Martinez (1961)
Trustee (since 2003);
Securities Lending
Committee Chair (since
2019).
Director of Real Estate Equity Exchange, Inc. (since 2005); Director of Cloudera
Foundation (2017-2020); and Director of Reading Partners (2012-2016).
Director of iShares, Inc. (since 2003); Trustee of
iShares U.S. ETF Trust (since 2011).
Madhav V.
Rajan (1964)
Trustee (since 2011);
Fixed Income Plus
Committee Chair (since
2019).
Dean, and George Pratt Shultz Professor of Accounting, University of Chicago
Booth School of Business (since 2017); Advisory Board Member (since 2016)
and Director (since 2020) of C.M. Capital Corporation; Chair of the Board for the
Center for Research in Security Prices, LLC (since 2020); Director of WellBe
Senior Medical (since 2023); Robert K. Jaedicke Professor of Accounting, Stanford
University Graduate School of Business (2001-2017); Professor of Law (by
courtesy), Stanford Law School (2005-2017); Senior Associate Dean for Academic
Affairs and Head of MBA Program, Stanford University Graduate School of
Business (2010-2016).
Director of iShares, Inc. (since 2011); Trustee of
iShares U.S. ETF Trust (since 2011).
Name (Year of Birth) Position(s)
Principal Occupation(s)
During Past 5 Years
Jessica Tan (1980) President (since 2024). Managing Director of BlackRock, Inc. (since 2015); Head of Global Product Solutions, Americas of BlackRock, Inc. (since 2024) and
Head of Sustainable and Transition Solutions of BlackRock, Inc. (2022-2024); Global Head of Corporate Strategy of BlackRock, Inc.
(2019-2022); Chief of Staff to the CEO of BlackRock, Inc. (2017-2019).
Trent
Walker (1974)
Treasurer and Chief
Financial Officer (since
2020).
Managing Director of BlackRock, Inc. (since 2019); Chief Financial Officer of iShares Delaware Trust Sponsor LLC, BlackRock
Funds, BlackRock Funds II, BlackRock Funds IV, BlackRock Funds V and BlackRock Funds VI (since 2021).
Aaron Wasserman
(1974)
Chief Compliance
Officer (since 2023).
Managing Director of BlackRock, Inc. (since 2018); Chief Compliance Officer of the BlackRock Multi-Asset Complex, the BlackRock
Fixed-Income Complex and the Exchange-Traded Fund Complex (since 2023); Deputy Chief Compliance Officer for the BlackRock
Multi-Asset Complex, the BlackRock Fixed-Income Complex and the Exchange-Traded Fund Complex (2014-2023).
Marisa
Rolland (1980)
Secretary (since 2022). Managing Director of BlackRock, Inc. (since 2023); Director of BlackRock, Inc. (2018-2022).
Rachel
Aguirre (1982)
Executive Vice President
(since 2022).
Managing Director of BlackRock, Inc. (since 2018); Head of U.S. iShares Product (since 2022); Head of EII U.S. Product
Engineering of BlackRock, Inc. (since 2021); Co-Head of EII’s Americas Portfolio Engineering of BlackRock, Inc. (2020-2021); Head
of Developed Markets Portfolio Engineering of BlackRock, Inc. (2016-2019).
Jennifer
Hsui (1976)
Executive Vice President
(since 2022).
Managing Director of BlackRock, Inc. (since 2009); Co-Head of Index Equity of BlackRock, Inc. (since 2022).
James
Mauro (1970)
Executive Vice President
(since 2022).
Managing Director of BlackRock, Inc. (since 2010); Head of Fixed Income Index Investments in the Americas and Head of San
Francisco Core Portfolio Management of BlackRock, Inc. (since 2020).
Effective July 1, 2023, Aaron Wasserman replaced Charles Park as Chief Compliance Officer.
Effective February 1, 2024, Salim Ramji resigned as Trustee of the Trust.
Effective March 5, 2024, Stephen Cohen replaced Salim Ramji as Trustee of the Trust.
Effective March 5, 2024, Dominik Rohé resigned as President of the Trust.
Effective March 5, 2024, Jessica Tan replaced Dominik Rohé as President of the Trust.
Effective April 8, 2024, Laura Fergerson was appointed as Trustee of the Trust.
Effective April 8, 2024, James Lam was appointed as Trustee of the Trust.
Independent Trustees (
continued
)

General Information

2024
iShares Annual Report to Shareholders
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
Go to icsdelivery.com .
If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
Availability of Quarterly Schedule of Investments
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT.
The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov . Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports .
Availability of Proxy Voting Policies and Proxy Voting Records
A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares
Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free
1-800-474-2737; (2) on the iShares website at iShares.com ; and (3) on the SEC website at sec.gov .
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com .

Glossary of Terms Used in this Report

Glossary of Terms Used in this Report
Portfolio Abbreviation
NVS Non-Voting Shares
REIT Real Estate Investment Trust

iS-AR-311-0324
Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by FTSE Russell, ICE Data Indices, LLC or S&P
Dow Jones Indices LLC, nor do these companies make any representation regarding the advisability of investing in the
iShares Funds. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

March 31, 2024
iShares Trust
iShares Russell 1000 ETF | IWB | NYSE Arca
iShares Russell 1000 Growth ETF | IWF | NYSE Arca
iShares Russell 1000 Value ETF | IWD | NYSE Arca
2024 Annual Report

Dear Shareholder,
The combination of continued economic growth and cooling inflation provided a supportive backdrop for investors during the 12-month reporting period ended March 31, 2024. Higher interest rates helped to rein in inflation, and the Consumer Price Index decelerated substantially while remaining above pre-pandemic levels. A moderating labor market helped ease inflationary pressure, although wages continued to grow.
Wage and job growth powered robust consumer spending, backstopping the economy. On October 7,
2023, Hamas launched a horrific attack on Israel. The ensuing war has had a significant humanitarian impact and could lead to heightened economic and market volatility. We see geopolitics as a structural market risk going forward. See our geopolitical risk dashboard at blackrock.com for more details.
Equity returns were robust during the period, as interest rates stabilized and the economy proved to be more resilient than many investors expected. The U.S. economy continued to show strength, and growth further accelerated in the second half of 2023. Large-capitalization U.S. stocks posted particularly substantial gains, supported by the performance of a few notable technology companies, while small-
capitalization U.S. stocks’ advance was slower but still robust. Meanwhile, international developed market equities also gained strongly, while emerging market stocks advanced at a more modest pace.
The 10-year U.S. Treasury yield rose during the reporting period, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. However, higher yields drove positive returns overall for 10-year U.S. Treasuries and solid gains in shorter-duration U.S. Treasuries. The corporate bond market benefited from improving economic sentiment, although high-yield corporate bond prices fared significantly better than investment-grade bonds as demand from yield-seeking investors remained strong.
The U.S. Federal Reserve (the “Fed”), attempting to manage persistent inflation, raised interest rates twice during the 12-month period, but paused its tightening after its July meeting. The Fed also continued
to reduce its balance sheet by not replacing some of the securities that reach maturity.
Supply constraints appear to have become an embedded feature of the new macroeconomic environment, making it difficult for developed economies to increase production without sparking higher inflation.
Geopolitical fragmentation and an aging population risk further exacerbating these constraints, keeping the labor market tight and wage growth high. Although the Fed has stopped tightening for now, we believe that the new economic regime means that the Fed will need to maintain high rates for an extended period despite the market’s hopes for rapid interest rate cuts, as reflected in the ongoing rally. In this new regime, we anticipate greater volatility and dispersion of returns, creating more opportunities for selective portfolio management.
Looking at developed market stocks, we have an overweight stance on U.S. stocks overall, particularly given the promise of emerging AI technologies. We are also overweight Japanese stocks as shareholder-
friendly policies generate increased investor interest, although we maintain an underweight stance on
European stocks. In credit, there are selective opportunities in the near term despite tighter credit and financial conditions. For fixed income investing with a six- to twelve-month horizon, we see the most attractive investments in short-term U.S. Treasuries and hard-currency emerging market bonds.
Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares .com for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock, Inc.
The Markets in Review
Rob Kapito
President, BlackRock, Inc.
Total Returns as of March 31, 2024
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
6-Month 12-Month
U.S. large cap equities
(S&P 500
®
Index)
23.48% 29.88%
U.S. small cap equities
(Russell 2000
®
Index)
19.94 19.71
International equities
(MSCI Europe, Australasia,
Far East Index)
16.81 15.32
Emerging market equities
(MSCI Emerging Markets
Index)
10.42 8.15
3-month Treasury bills
(ICE BofA 3-Month U.S.
Treasury Bill Index)
2.68 5.24
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
4.88 (2.44)
U.S. investment grade bonds
(Bloomberg U.S. Aggregate
Bond Index)
5.99 1.70
Tax-exempt municipal bonds
(Bloomberg Municipal Bond
Index)
7.48 3.13
U.S. high yield bonds
(Bloomberg U.S. Corporate
High Yield 2% Issuer Capped
Index)
8.73 11.15
2
This Page is not Part of Your Fund Report

Page
3
The Markets in Review ................................................................................................... 2
Annual Report:

Financial Statements:

Important Tax Information
(unaudited)
................................................................................................. 58

Market Overview
4
2024
iShares Annual Report to Shareholders
iShares Trust
Domestic Market Overview
U.S. stocks advanced for the 12 months ended March 31, 2024 (“reporting period”), when the Russell 3000
®
Index, a broad measure of U.S. equity market performance,
returned 29.29%. The economy showed notable resilience even as interest rates rose, and analysts’ optimism about the economy’s trajectory improved. Meanwhile, inflation decelerated notably, enabling a pause in monetary policy tightening and providing a supportive backdrop for equities.
The U.S. economy grew at a robust pace in 2023 despite concerns about the impact of higher interest rates on growth. The U.S. consumer helped to power the expansion, as consumer spending continued to grow in both nominal and real (inflation-adjusted) terms. A strong labor market bolstered consumer spending, as employers continued to add jobs, and average hourly wages increased notably. Consumer spending was also supported by higher asset values, as both home prices and strong equity performance increased household net worth. Government spending also stimulated the economy, as the federal deficit increased amid rising expenditures, while state and local governments also boosted spending to fill personnel vacancies.
Despite high spending and healthy household balance sheets, consumer sentiment remained below pre-pandemic levels, as elevated inflation and high interest rates weighed on consumers’ outlook. While inflation declined early in the reporting period — decreasing from 4.9% in April 2023 to 3% in June 2023 — it remained stubbornly persistent thereafter, fluctuating between 3% and 4%, above the pre-pandemic average. While improved supply chains eased goods inflation, the tight labor market kept labor costs near record highs, and growing services inflation was a significant driver of inflation’s overall persistence.
To counteract inflation, the U.S. Federal Reserve (“Fed”) raised interest rates twice early in the reporting period, reaching the highest level since 2001. However, the Fed paused its interest rate increases thereafter as inflation edged down, keeping interest rates steady after its July 2023 meeting. The Fed also continued to decrease the size of its balance sheet by reducing the store of U.S. Treasuries it had accumulated to stabilize markets in the early phases of the coronavirus pandemic. Projections released by the Fed late in the reporting period included several interest rate decreases later in 2024, as it forecast inflation would continue to moderate despite the robust economy.
The strong economy supported corporate profits, which grew substantially in the last three quarters of 2023. Despite higher input costs, companies were able to raise prices sufficiently to widen profit margins, as the U.S. consumer continued to spend. Firms increasingly kept assets in short-term investments that earned higher yields due to elevated interest rates. This helped to mitigate the negative impact of higher borrowing costs, which drove a rise in interest expense. Innovations in computing also drove enthusiasm for equities, as new technologies drove hopes for economy-wide improvements in productivity.
Despite the strong economic conditions during the reporting period, analysts noted several areas of caution about potential disruptions to markets. Geopolitical tensions were high amid Russia’s ongoing invasion of Ukraine and fighting in Gaza following Hamas’ terrorist attack on Israel. Missile attacks on a major shipping lane in the Middle
East raised concerns about a wider conflict while disrupting some supply chains. While inflation declined during the reporting period, it remained more persistent than some analysts expected, raising concerns about the effect of continued inflation on the Fed’s interest rate policy.

iShares
®
Russell 1000 ETF
5
Fund Summary
Fund Summary
as of March 31, 2024
Investment Objective
The iShares Russell 1000 ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization U.S. equities, as represented by the Russell 1000
®
Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the
Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
GROWTH OF $10,000 INVESTMENT
(AT NET ASSET VALUE)
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Average Annual Total Returns Cumulative Total Returns
1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV .................................. 29.73% 14.61% 12.53% 29.73% 97.72% 225.73%
Fund Market ................................
29.66 14.59 12.53 – % 29.66 97.60 225.64
Index ..................................... 29.87 14.76 12.68 29.87 99.03 229.89
Actual Hypothetical 5% Return
Beginning
Account Value
(10/01/23)
Ending
Account Value
(03/31/24)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(10/01/23)
Ending
Account Value
(03/31/24)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 1,234.40  $ 0.84  $ 1,000.00  $ 1,024.25  $ 0.76  0.15%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Fund Summary
as of March 31, 2024 (continued)
iShares
®
Russell 1000 ETF
6
2024
iShares Annual Report to Shareholders
Portfolio Management Commentary
Large- and mid-capitalization U.S. stocks advanced strongly for the reporting period, as receding inflation, shifting monetary policy, and robust U.S. economic growth supported equities. The information technology sector contributed the most to the Index’s return amid notable innovations in artificial intelligence (“AI”) technology. Rapid advances in generative AI, which allows users to generate outputs using simple natural language queries, drove a surge in investor enthusiasm for products and technologies associated with AI. The semiconductors industry gained the most, as companies invested significantly in the specialized chips used to provide computing capacity for AI applications, which require significant processing power. Consequently, industry revenues and earnings grew rapidly, driving strong equity performance. The semiconductors industry’s continued investment in building the next generation of processors for AI applications further supported stock prices.
The software and services industry also advanced, driven by strength among systems software companies. Enthusiasm for generative AI products benefited a large company in the industry with a significant investment in a prominent consumer-facing AI platform, a chatbot that grew its user base more rapidly than any other consumer application in history. Integration of AI into already existing productivity software also propelled gains.
The financials sector was a solid contributor to the Index’s return, as interest rates rose to the highest levels in 22 years while the economy remained fundamentally healthy.
The financial services industry advanced, as growth in consumer spending and cross-border transactions bolstered earnings at transaction and payment processing services firms.
The communication services sector also contributed significantly to the Index’s performance, led by the interactive media and services industry. Growth in the online advertising market drove large increases in both revenue and income, and cost cutting efforts boosted profitability. Strong sales of cloud computing products further bolstered earnings.
Portfolio Information
SECTOR ALLOCATION
Sector
Percent of
Total Investments
(a)
Information Technology ............................ 28.3%
Financials ..................................... 13.8
Health Care ................................... 12.3
Consumer Discretionary ........................... 10.4
Industrials ..................................... 9.7
Communication Services ........................... 8.7
Consumer Staples ............................... 5.7
Energy ....................................... 3.9
Materials ..................................... 2.6
Real Estate .................................... 2.5
Utilities ....................................... 2.1
a a
(a)
Excludes money market funds.
TEN LARGEST HOLDINGS
Security
Percent of
Total Investments
(a)
Microsoft Corp. ................................. 6.5%
Apple, Inc. .................................... 5.2
NVIDIA Corp. .................................. 4.5
Amazon.com, Inc. ............................... 3.4
Meta Platforms, Inc., Class A ........................ 2.2
Alphabet, Inc., Class A ............................ 1.9
Berkshire Hathaway, Inc., Class B .................... 1.6
Alphabet, Inc., Class C, NVS ........................ 1.6
Eli Lilly & Co. .................................. 1.4
JPMorgan Chase & Co. ........................... 1.2
      aaa aa

iShares
®
Russell 1000 Growth ETF
7
Fund Summary
Fund Summary
as of March 31, 2024
Investment Objective
The iShares Russell 1000 Growth ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization U.S. equities that exhibit growth characteristics, as represented by the Russell 1000
®
Growth Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
GROWTH OF $10,000 INVESTMENT
(AT NET ASSET VALUE)
Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Average Annual Total Returns Cumulative Total Returns
1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV .................................. 38.81% 18.30% 15.77% 38.81% 131.71% 332.58%
Fund Market ................................
38.88 18.30 15.77 – % 38.88 131.73 332.59
Index ..................................... 39.00 18.52 15.98 39.00 133.85 340.42
Actual Hypothetical 5% Return
Beginning
Account Value
(10/01/23)
Ending
Account Value
(03/31/24)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(10/01/23)
Ending
Account Value
(03/31/24)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 1,271.40  $ 1.08  $ 1,000.00  $ 1,024.05  $ 0.96  0.19%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Fund Summary
as of March 31, 2024 (continued)
iShares
®
Russell 1000 Growth ETF
8
2024
iShares Annual Report to Shareholders
Portfolio Management Commentary
Growth-oriented large- and mid-capitalization U.S. stocks advanced strongly for the reporting period, as receding inflation, shifting monetary policy, and robust U.S. economic growth supported equities. Growth stocks benefited from strong corporate earnings and the resilience of the U.S. economy in the face of higher interest rates.
The information technology sector was the largest contributor to the Index’s return amid notable innovations in artificial intelligence (“AI”) technology. Rapid advances in generative AI, which allows users to generate outputs using simple natural language queries, drove a surge in investor enthusiasm for products and technologies associated with AI. The semiconductors industry gained the most, as companies purchased specialized chips used to provide computing capacity for AI applications, which require significant processing power. Additionally, the semiconductors industry continued to invest in building the next generation of processors for AI applications, further supporting stock prices.
The software and services industry also advanced, driven by strength among systems software companies. Enthusiasm for generative AI products benefited a large company in the industry with a significant investment in a prominent consumer-facing AI platform, a chatbot which grew its user base more rapidly than any other consumer application in history. Integration of AI into already existing productivity software also propelled gains. In addition, cloud services revenue accelerated, due in part to new AI features, beating analysts’ expectations and driving further earnings growth.
The communication services sector also contributed significantly to the Index’s performance, led by the interactive media and services industry. Growth in online advertising drove large increases in both revenue and income. Cost cutting efforts and reduced headcount also boosted profitability. Implementation of AI tools into advertising services fueled analysts’ optimism about continued growth. Strong sales of cloud computing products further bolstered earnings.
Portfolio Information
SECTOR ALLOCATION
Sector
Percent of
Total Investments
(a)
Information Technology ............................ 44.0%
Consumer Discretionary ........................... 14.9
Communication Services ........................... 12.1
Health Care ................................... 10.6
Financials ..................................... 6.4
Industrials ..................................... 5.8
Consumer Staples ............................... 4.1
Other (each representing less than 1%) ................. 2.1
a a
(a)
Excludes money market funds.
TEN LARGEST HOLDINGS
Security
Percent of
Total Investments
(a)
Microsoft Corp. ................................. 11.9%
Apple, Inc. .................................... 9.5
NVIDIA Corp. .................................. 8.2
Amazon.com, Inc. ............................... 6.2
Meta Platforms, Inc., Class A ........................ 4.1
Alphabet, Inc., Class A ............................ 3.4
Alphabet, Inc., Class C, NVS ........................ 2.9
Eli Lilly & Co. .................................. 2.5
Broadcom, Inc. ................................. 2.2
Tesla, Inc. ..................................... 1.8
      aaa aa

iShares
®
Russell 1000 Value ETF
9
Fund Summary
Fund Summary
as of March 31, 2024
Investment Objective
The iShares Russell 1000 Value ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization U.S. equities that exhibit value characteristics, as represented by the Russell 1000
®
Value Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
GROWTH OF $10,000 INVESTMENT
(AT NET ASSET VALUE)
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Average Annual Total Returns Cumulative Total Returns
1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV .................................. 20.08% 10.13% 8.83% 20.08% 62.02% 133.03%
Fund Market ................................
20.11 10.13 8.82 – % 20.11 61.97 132.93
Index ..................................... 20.27 10.32 9.01 20.27 63.37 136.96
Actual Hypothetical 5% Return
Beginning
Account Value
(10/01/23)
Ending
Account Value
(03/31/24)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(10/01/23)
Ending
Account Value
(03/31/24)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 1,192.30  $ 1.04  $ 1,000.00  $ 1,024.05  $ 0.96  0.19%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Fund Summary
as of March 31, 2024 (continued)
iShares
®
Russell 1000 Value ETF
10
2024
iShares Annual Report to Shareholders
Portfolio Management Commentary
Value-oriented large- and mid-capitalization U.S. stocks advanced strongly for the reporting period, as receding inflation, shifting monetary policy, and robust U.S. economic growth supported equities. The financials sector contributed the most to the Index’s return, as interest rates rose to the highest levels in 22 years while the economy remained fundamentally healthy. The capital markets industry gained, benefiting from growing institutional acceptance of cryptocurrencies, which drove revenues at cryptocurrency trading platforms. Additionally, strong revenues from asset and wealth management supported earnings growth at investment banking and brokerage firms.
The financial services industry also gained, as a large multi-sector holding company with investments in a broad array of companies benefited from rising equity prices and strength among insurance companies, where rising premiums and higher investment income bolstered profitability. Banks advanced, as robust net interest income (the difference between the interest received from a bank’s assets and the interest paid on deposits) supported earnings. The Fed’s shift in monetary policy also benefited banks, raising investor hopes for increased loan activity and dealmaking as borrowing costs subside.
The industrials sector was another significant contributor to the Index’s performance. Strong economic growth bolstered stocks in the sector, which is sensitive to overall conditions in the broader economy. The capital goods industry was the leading source of strength, as spending on factory construction increased following passage of federal legislation granting subsidies for certain types of production facilities. The surge in manufacturing construction benefited makers of machinery, manufacturing equipment, building products, and tools.
The information technology sector also contributed to the Index’s return, as advances in artificial intelligence (“AI”) technology led to substantial investments in the sector.
Sales in the semiconductors industry increased significantly, as companies ramped up investments in AI products, which require specialized microchips.
Portfolio Information
SECTOR ALLOCATION
Sector
Percent of
Total Investments
(a)
Financials ..................................... 22.6%
Industrials ..................................... 14.3
Health Care ................................... 14.2
Information Technology ............................ 9.4
Energy ....................................... 8.1
Consumer Staples ............................... 7.7
Consumer Discretionary ........................... 5.0
Materials ..................................... 4.8
Utilities ....................................... 4.7
Real Estate .................................... 4.6
Communication Services ........................... 4.6
a a
(a)
Excludes money market funds.
TEN LARGEST HOLDINGS
Security
Percent of
Total Investments
(a)
Berkshire Hathaway, Inc., Class B .................... 3.5%
JPMorgan Chase & Co. ........................... 2.6
Exxon Mobil Corp. ............................... 2.1
Johnson & Johnson .............................. 1.7
Procter & Gamble Co. (The) ........................ 1.4
Merck & Co., Inc. ................................ 1.3
Chevron Corp. .................................. 1.2
Bank of America Corp. ............................ 1.2
Walmart, Inc. ................................... 1.2
Walt Disney Co. (The) ............................ 1.0
      aaa aa

About Fund Performance
11
About Fund Performance/Disclosure of Expenses
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com . Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.
Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10,
2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and
NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, index returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, index returns would be lower.
Disclosure of Expenses
Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2)
ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.
The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”
The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5%
hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Schedule of Investments
March 31, 2024
iShares
®
Russell 1000 ETF
(Percentages shown are based on Net Assets)
12
2024
iShares Annual Report to Shareholders
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  1 .9%
Axon Enterprise, Inc.
(a)
..................... 51,670 $ 16,166,510
Boeing Co. (The)
(a)
........................ 415,406 80,169,204
BWX Technologies, Inc. .................... 68,107 6,989,140
Curtiss-Wright Corp. ....................... 27,739 7,099,520
General Dynamics Corp. .................... 179,799 50,791,420
General Electric Co. ....................... 796,833 139,868,097
HEICO Corp.
(b)
.......................... 33,302 6,360,682
HEICO Corp. , Class A ...................... 58,918 9,069,837
Hexcel Corp. ............................ 61,174 4,456,526
Howmet Aerospace, Inc. .................... 279,385 19,118,316
Huntington Ingalls Industries, Inc. .............. 28,473 8,299,025
L3Harris Technologies, Inc. .................. 139,090 29,640,079
Lockheed Martin Corp. ..................... 158,915 72,285,666
Mercury Systems, Inc.
(a) (b)
................... 41,044 1,210,798
Northrop Grumman Corp. ................... 104,149 49,851,960
RTX Corp. ............................. 1,056,965 103,085,796
Spirit AeroSystems Holdings, Inc. , Class A
(a)
....... 79,560 2,869,729
Textron, Inc. ............................ 143,830 13,797,612
TransDigm Group, Inc. ..................... 38,904 47,914,166
Woodward, Inc. .......................... 44,133 6,801,778
675,845,861
a
Air Freight & Logistics  —  0 .4%
CH Robinson Worldwide, Inc. ................ 84,460 6,430,784
Expeditors International of Washington, Inc. ....... 106,315 12,924,715
FedEx Corp. ............................ 170,430 49,380,388
GXO Logistics, Inc.
(a)
...................... 85,011 4,570,191
United Parcel Service, Inc. , Class B ............ 532,047 79,078,146
152,384,224
a
Automobile Components  —  0 .1%
Aptiv PLC
(a)
............................. 197,879 15,761,062
BorgWarner, Inc. ......................... 169,942 5,903,785
Gentex Corp. ........................... 170,069 6,142,892
Lear Corp. ............................. 42,922 6,218,539
Phinia, Inc. ............................. 33,973 1,305,583
QuantumScape Corp. , Class A
(a) (b)
............. 256,305 1,612,159
36,944,020
a
Automobiles  —  1 .3%
Ford Motor Co. .......................... 2,887,797 38,349,944
General Motors Co. ....................... 848,014 38,457,435
Harley-Davidson, Inc. ...................... 92,138 4,030,116
Lucid Group, Inc.
(a) (b)
....................... 541,470 1,543,189
Rivian Automotive, Inc. , Class A
(a) (b)
............. 484,260 5,302,647
Tesla, Inc.
(a)
............................. 2,027,978 356,498,253
Thor Industries, Inc. ....................... 37,912 4,448,594
448,630,178
a
Banks  —  3 .4%
Bank of America Corp. ..................... 5,064,852 192,059,188
Bank OZK ............................. 77,090 3,504,512
BOK Financial Corp. ....................... 21,329 1,962,268
Citigroup, Inc. ........................... 1,405,060 88,855,994
Citizens Financial Group, Inc. ................ 344,601 12,505,570
Columbia Banking System, Inc. ............... 150,949 2,920,863
Comerica, Inc. ........................... 95,971 5,277,445
Commerce Bancshares, Inc. ................. 87,311 4,644,945
Cullen/Frost Bankers, Inc. ................... 42,787 4,816,533
East West Bancorp, Inc. .................... 102,194 8,084,567
Fifth Third Bancorp ....................... 498,786 18,559,827
First Citizens BancShares, Inc. , Class A .......... 8,024 13,119,240
First Hawaiian, Inc. ....................... 92,833 2,038,613
Security Shares Value
a
Banks (continued)
First Horizon Corp. ........................ 405,922 $ 6,251,199
FNB Corp. ............................. 265,534 3,744,030
Huntington Bancshares, Inc. ................. 1,061,121 14,802,638
JPMorgan Chase & Co. .................... 2,121,666 424,969,700
KeyCorp ............................... 678,214 10,722,563
M&T Bank Corp. ......................... 121,702 17,700,339
New York Community Bancorp, Inc.
(b)
........... 517,733 1,667,100
NU Holdings, Ltd. , Class A
(a)
................. 1,716,255 20,474,922
Pinnacle Financial Partners, Inc. ............... 56,573 4,858,489
PNC Financial Services Group, Inc. (The) ........ 292,761 47,310,178
Popular, Inc. ............................ 53,298 4,695,021
Prosperity Bancshares, Inc. .................. 63,354 4,167,426
Regions Financial Corp. .................... 682,759 14,365,249
Synovus Financial Corp. .................... 104,389 4,181,823
TFS Financial Corp. ....................... 43,342 544,376
Truist Financial Corp. ...................... 975,251 38,015,284
U.S. Bancorp ........................... 1,144,170 51,144,399
Webster Financial Corp. .................... 125,651 6,379,301
Wells Fargo & Co. ........................ 2,646,853 153,411,600
Western Alliance Bancorp ................... 77,853 4,997,384
Wintrust Financial Corp. .................... 45,906 4,792,127
Zions Bancorp NA ........................ 107,600 4,669,840
1,202,214,553
a
Beverages  —  1 .3%
Boston Beer Co., Inc. (The) , Class A , NVS
(a)
....... 6,808 2,072,491
Brown-Forman Corp. , Class A ................ 36,011 1,906,782
Brown-Forman Corp. , Class B , NVS ............ 136,501 7,046,182
Celsius Holdings, Inc.
(a)
..................... 104,881 8,696,733
Coca-Cola Co. (The) ...................... 2,862,608 175,134,357
Constellation Brands, Inc. , Class A ............. 118,494 32,201,929
Keurig Dr Pepper, Inc. ..................... 699,202 21,444,525
Molson Coors Beverage Co. , Class B ........... 128,786 8,660,859
Monster Beverage Corp.
(a)
................... 545,150 32,316,492
PepsiCo, Inc. ........................... 1,012,555 177,207,251
466,687,601
a
Biotechnology  —  2 .0%
AbbVie, Inc. ............................ 1,297,021 236,187,524
Alnylam Pharmaceuticals, Inc.
(a) (b)
.............. 92,266 13,789,154
Amgen, Inc. ............................ 392,628 111,631,993
Apellis Pharmaceuticals, Inc.
(a)
................ 75,657 4,447,118
Biogen, Inc.
(a)
........................... 105,861 22,826,807
BioMarin Pharmaceutical, Inc.
(a)
............... 137,067 11,971,432
Exact Sciences Corp.
(a)
..................... 129,904 8,971,170
Exelixis, Inc.
(a)
........................... 231,550 5,494,682
Gilead Sciences, Inc. ...................... 918,218 67,259,469
Incyte Corp.
(a)
........................... 134,347 7,653,749
Ionis Pharmaceuticals, Inc.
(a) (b)
................ 104,531 4,531,419
Moderna, Inc.
(a) (b)
......................... 244,390 26,042,198
Natera, Inc.
(a)
........................... 78,827 7,209,517
Neurocrine Biosciences, Inc.
(a)
................ 70,594 9,736,325
Regeneron Pharmaceuticals, Inc.
(a)
............. 75,491 72,659,333
Roivant Sciences, Ltd.
(a)
.................... 272,693 2,874,184
Sarepta Therapeutics, Inc.
(a)
................. 65,042 8,420,337
Ultragenyx Pharmaceutical, Inc.
(a)
.............. 57,676 2,692,892
United Therapeutics Corp.
(a)
.................. 33,102 7,604,191
Vertex Pharmaceuticals, Inc.
(a)
................ 189,248 79,107,557
711,111,051
a
Broadline Retail  —  3 .5%
Amazon.com, Inc.
(a)
....................... 6,622,022 1,194,480,328
Coupang, Inc.
(a)
.......................... 798,749 14,209,745
eBay, Inc. .............................. 381,972 20,160,482
Etsy, Inc.
(a)
............................. 89,214 6,130,786

iShares
®
Russell 1000 ETF
Schedule of Investments
(continued)
March 31, 2024
(Percentages shown are based on Net Assets)
13
Schedule of Investments
Security Shares Value
a
Broadline Retail (continued)
Kohl's Corp. ............................ 80,456 $ 2,345,292
Macy's, Inc. ............................ 197,234 3,942,708
Nordstrom, Inc. .......................... 79,985 1,621,296
Ollie's Bargain Outlet Holdings, Inc.
(a) (b)
.......... 46,045 3,663,801
1,246,554,438
a
Building Products  —  0 .7%
A O Smith Corp. ......................... 88,578 7,924,188
Advanced Drainage Systems, Inc.
(b)
............ 49,794 8,576,519
Allegion PLC ............................ 63,848 8,600,964
Armstrong World Industries, Inc. ............... 33,125 4,114,787
AZEK Co., Inc. (The) , Class A
(a) (b)
.............. 105,645 5,305,492
Builders FirstSource, Inc.
(a)
.................. 89,099 18,581,596
Carlisle Companies, Inc. .................... 35,436 13,885,597
Carrier Global Corp. ....................... 612,736 35,618,344
Fortune Brands Innovations, Inc. .............. 93,136 7,885,825
Hayward Holdings, Inc.
(a)
.................... 104,088 1,593,587
Johnson Controls International PLC ............ 498,169 32,540,399
Lennox International, Inc. ................... 23,652 11,560,152
Masco Corp. ............................ 166,274 13,115,693
Owens Corning .......................... 65,232 10,880,698
Trane Technologies PLC .................... 167,242 50,206,048
Trex Co., Inc.
(a) (b)
......................... 79,891 7,969,127
238,359,016
a
Capital Markets  —  3 .1%
Affiliated Managers Group, Inc. ............... 24,525 4,107,202
Ameriprise Financial, Inc. ................... 73,750 32,334,950
Ares Management Corp. , Class A .............. 122,987 16,354,811
Bank of New York Mellon Corp. (The) ........... 558,625 32,187,972
BlackRock, Inc.
(c)
......................... 109,205 91,044,209
Blackstone, Inc. , NVS ...................... 523,419 68,761,554
Blue Owl Capital, Inc. , Class A ................ 330,700 6,237,002
Carlyle Group, Inc. (The) .................... 154,603 7,252,427
Cboe Global Markets, Inc. ................... 77,337 14,209,127
Charles Schwab Corp. (The) ................. 1,089,093 78,784,988
CME Group, Inc. , Class A ................... 263,773 56,787,689
Coinbase Global, Inc. , Class A
(a)
............... 126,065 33,422,353
Evercore, Inc. , Class A ..................... 26,411 5,086,494
FactSet Research Systems, Inc. ............... 28,264 12,842,879
Franklin Resources, Inc. .................... 220,390 6,195,163
Goldman Sachs Group, Inc. (The) ............. 231,794 96,818,036
Houlihan Lokey, Inc. , Class A ................. 37,976 4,868,143
Interactive Brokers Group, Inc. , Class A .......... 76,868 8,586,924
Intercontinental Exchange, Inc. ............... 416,283 57,209,773
Invesco Ltd. ............................ 269,137 4,464,983
Janus Henderson Group PLC ................ 99,616 3,276,370
Jefferies Financial Group, Inc. ................ 132,547 5,845,323
KKR & Co., Inc. .......................... 487,281 49,010,723
Lazard, Inc. ............................ 79,554 3,330,926
LPL Financial Holdings, Inc. .................. 55,180 14,578,556
MarketAxess Holdings, Inc. .................. 27,191 5,961,627
Moody's Corp. ........................... 116,585 45,821,403
Morgan Stanley .......................... 859,186 80,900,954
Morningstar, Inc. ......................... 18,877 5,821,100
MSCI, Inc. , Class A ....................... 56,448 31,636,282
Nasdaq, Inc. ............................ 270,706 17,081,549
Northern Trust Corp. ....................... 147,837 13,145,666
Raymond James Financial, Inc. ............... 138,229 17,751,368
Robinhood Markets, Inc. , Class A
(a)
............. 465,450 9,369,508
S&P Global, Inc. ......................... 232,844 99,063,480
SEI Investments Co. ....................... 74,429 5,351,445
State Street Corp. ........................ 221,476 17,124,524
Stifel Financial Corp. ...................... 72,590 5,674,360
T Rowe Price Group, Inc. ................... 162,155 19,769,938
Security Shares Value
a
Capital Markets (continued)
TPG, Inc. , Class A ........................ 52,525 $ 2,347,868
Tradeweb Markets, Inc. , Class A ............... 83,408 8,688,611
Virtu Financial, Inc. , Class A .................. 61,612 1,264,278
XP, Inc. , Class A ......................... 241,432 6,195,145
1,106,567,683
a
Chemicals  —  1 .6%
Air Products and Chemicals, Inc. .............. 162,919 39,470,386
Albemarle Corp. ......................... 85,580 11,274,309
Ashland, Inc. ............................ 36,719 3,575,329
Axalta Coating Systems Ltd.
(a)
................ 165,472 5,690,582
Celanese Corp. .......................... 73,159 12,573,106
CF Industries Holdings, Inc. .................. 140,914 11,725,454
Chemours Co. (The) ....................... 107,406 2,820,482
Corteva, Inc. ............................ 518,309 29,890,880
Dow, Inc. .............................. 519,870 30,116,069
DuPont de Nemours, Inc. ................... 316,656 24,278,016
Eastman Chemical Co. ..................... 86,336 8,652,594
Ecolab, Inc. ............................ 182,417 42,120,085
Element Solutions, Inc. ..................... 165,379 4,131,167
FMC Corp. ............................. 90,535 5,767,079
Ginkgo Bioworks Holdings, Inc. , Class A
(a) (b)
....... 1,115,711 1,294,225
Huntsman Corp. ......................... 123,018 3,202,159
International Flavors & Fragrances, Inc. .......... 186,919 16,073,165
Linde PLC ............................. 356,244 165,411,214
LyondellBasell Industries NV , Class A ........... 190,134 19,446,905
Mosaic Co. (The) ......................... 240,552 7,808,318
NewMarket Corp. ......................... 4,529 2,874,194
Olin Corp. .............................. 89,598 5,268,362
PPG Industries, Inc. ....................... 172,108 24,938,449
RPM International, Inc. ..................... 94,222 11,207,707
Scotts Miracle-Gro Co. (The) , Class A ........... 29,184 2,176,835
Sherwin-Williams Co. (The) .................. 175,021 60,790,044
Westlake Corp. .......................... 23,819 3,639,543
556,216,658
a
Commercial Services & Supplies  —  0 .6%
Cintas Corp. ............................ 63,711 43,771,368
Clean Harbors, Inc.
(a)
...................... 36,773 7,402,773
Copart, Inc.
(a)
........................... 629,229 36,444,944
Driven Brands Holdings, Inc.
(a)
................ 45,617 720,292
MSA Safety, Inc. ......................... 27,694 5,361,282
RB Global, Inc. .......................... 134,655 10,256,671
Republic Services, Inc. ..................... 151,316 28,967,935
Rollins, Inc. ............................. 186,425 8,625,885
Stericycle, Inc.
(a) (b)
........................ 66,305 3,497,589
Tetra Tech, Inc. .......................... 39,500 7,296,045
Veralto Corp. ............................ 160,074 14,192,161
Vestis Corp. ............................ 83,960 1,617,909
Waste Management, Inc. .................... 299,203 63,775,119
231,929,973
a
Communications Equipment  —  0 .8%
Arista Networks, Inc.
(a)
..................... 184,176 53,407,357
Ciena Corp.
(a)
........................... 107,932 5,337,237
Cisco Systems, Inc. ....................... 2,980,431 148,753,311
F5, Inc.
(a)
.............................. 43,037 8,159,385
Juniper Networks, Inc. ..................... 236,624 8,769,286
Lumentum Holdings, Inc.
(a) (b)
................. 49,695 2,353,058
Motorola Solutions, Inc. .................... 121,452 43,113,031
Ubiquiti, Inc. ............................ 3,054 353,806
Viasat, Inc.
(a) (b)
........................... 85,327 1,543,565
271,790,036
a

Schedule of Investments
(continued)
March 31, 2024
iShares
®
Russell 1000 ETF
(Percentages shown are based on Net Assets)
14
2024
iShares Annual Report to Shareholders
Security Shares Value
a
Construction & Engineering  —  0 .2%
AECOM ............................... 99,889 $ 9,797,113
EMCOR Group, Inc. ....................... 34,065 11,929,563
MasTec, Inc.
(a)
........................... 47,034 4,385,921
MDU Resources Group, Inc. ................. 151,202 3,810,290
Quanta Services, Inc. ...................... 105,895 27,511,521
Valmont Industries, Inc. ..................... 15,191 3,467,801
WillScot Mobile Mini Holdings Corp. , Class A
(a)
..... 136,805 6,361,433
67,263,642
a
Construction Materials  —  0 .2%
Eagle Materials, Inc. ....................... 24,933 6,775,543
Martin Marietta Materials, Inc. ................ 45,260 27,786,925
Vulcan Materials Co. ...................... 97,483 26,605,060
61,167,528
a
Consumer Finance  —  0 .6%
Ally Financial, Inc. ........................ 196,999 7,996,189
American Express Co. ..................... 426,334 97,071,988
Capital One Financial Corp. .................. 279,158 41,563,835
Credit Acceptance Corp.
(a) (b)
.................. 4,494 2,478,666
Discover Financial Services .................. 183,436 24,046,625
OneMain Holdings, Inc. ..................... 84,851 4,335,038
SLM Corp. ............................. 163,571 3,564,212
SoFi Technologies, Inc.
(a) (b)
.................. 688,922 5,029,131
Synchrony Financial ....................... 297,537 12,829,795
198,915,479
a
Consumer Staples Distribution & Retail  —  1 .8%
Albertsons Companies, Inc. , Class A ............ 302,767 6,491,325
BJ's Wholesale Club Holdings, Inc.
(a) (b)
........... 96,474 7,298,258
Casey's General Stores, Inc. ................. 27,572 8,780,303
Costco Wholesale Corp. .................... 325,640 238,573,633
Dollar General Corp. ...................... 160,897 25,109,586
Dollar Tree, Inc.
(a)
......................... 150,878 20,089,406
Grocery Outlet Holding Corp.
(a) (b)
............... 67,822 1,951,917
Kroger Co. (The) ......................... 481,086 27,484,443
Maplebear, Inc.
(a)
......................... 15,378 573,446
Performance Food Group Co.
(a)
............... 112,794 8,418,944
Sysco Corp. ............................ 366,617 29,761,968
Target Corp. ............................ 337,889 59,877,310
U.S. Foods Holding Corp.
(a) (b)
................. 168,454 9,091,462
Walgreens Boots Alliance, Inc. ................ 523,884 11,363,044
Walmart, Inc. ............................ 3,147,323 189,374,425
644,239,470
a
Containers & Packaging  —  0 .3%
Amcor PLC ............................. 1,054,544 10,028,714
AptarGroup, Inc. ......................... 48,529 6,982,838
Ardagh Group SA ........................ 12,001 80,467
Ardagh Metal Packaging SA ................. 108,872 373,431
Avery Dennison Corp. ...................... 59,609 13,307,709
Ball Corp. .............................. 225,034 15,158,290
Berry Global Group, Inc. .................... 85,160 5,150,477
Crown Holdings, Inc. ...................... 77,132 6,113,482
Graphic Packaging Holding Co. ............... 219,973 6,418,812
International Paper Co. ..................... 251,777 9,824,339
Packaging Corp. of America ................. 65,501 12,430,780
Sealed Air Corp. ......................... 109,131 4,059,673
Silgan Holdings, Inc. ....................... 62,515 3,035,728
Sonoco Products Co. ...................... 70,129 4,056,261
Westrock Co. ........................... 188,383 9,315,539
106,336,540
a
Distributors  —  0 .1%
Genuine Parts Co. ........................ 102,570 15,891,170
LKQ Corp. ............................. 197,518 10,549,436
Security Shares Value
a
Distributors (continued)
Pool Corp. ............................. 28,053 $ 11,319,386
37,759,992
a
Diversified Consumer Services  —  0 .1%
ADT, Inc. .............................. 188,161 1,264,442
Bright Horizons Family Solutions, Inc.
(a) (b)
......... 41,587 4,714,302
Grand Canyon Education, Inc.
(a)
............... 22,827 3,109,266
H&R Block, Inc. .......................... 105,859 5,198,736
Mister Car Wash, Inc.
(a) (b)
.................... 55,523 430,303
Service Corp. International .................. 105,396 7,821,437
22,538,486
a
Diversified REITs  —  0 .0%
WP Carey, Inc. .......................... 154,214 9,001,559
a
Diversified Telecommunication Services  —  0 .6%
AT&T, Inc. .............................. 5,261,243 92,597,877
Frontier Communications Parent, Inc.
(a) (b)
......... 176,510 4,324,495
Iridium Communications, Inc. ................. 90,615 2,370,488
Verizon Communications, Inc. ................ 3,093,094 129,786,224
229,079,084
a
Electric Utilities  —  1 .4%
Alliant Energy Corp. ....................... 187,699 9,460,030
American Electric Power Co., Inc. .............. 387,702 33,381,142
Avangrid, Inc. ........................... 51,074 1,861,137
Constellation Energy Corp. .................. 236,261 43,672,846
Duke Energy Corp. ....................... 566,245 54,761,554
Edison International ....................... 278,222 19,678,642
Entergy Corp. ........................... 155,834 16,468,537
Evergy, Inc. ............................. 163,155 8,709,214
Eversource Energy ....................... 255,747 15,285,998
Exelon Corp. ............................ 729,567 27,409,832
FirstEnergy Corp. ........................ 400,928 15,483,839
Hawaiian Electric Industries, Inc. .............. 78,729 887,276
IDACORP, Inc. .......................... 36,312 3,373,022
NextEra Energy, Inc. ...................... 1,508,540 96,410,791
NRG Energy, Inc. ......................... 164,728 11,150,438
OGE Energy Corp. ........................ 149,709 5,135,019
PG&E Corp. ............................ 1,495,939 25,071,938
Pinnacle West Capital Corp. ................. 82,589 6,171,876
PPL Corp. ............................. 539,880 14,862,896
Southern Co. (The) ....................... 800,680 57,440,783
Xcel Energy, Inc. ......................... 403,341 21,679,579
488,356,389
a
Electrical Equipment  —  0 .8%
Acuity Brands, Inc. ........................ 22,530 6,054,487
AMETEK, Inc. ........................... 169,235 30,953,081
ChargePoint Holdings, Inc. , Class A
(a) (b)
.......... 205,848 391,111
Eaton Corp. PLC ......................... 292,620 91,496,422
Emerson Electric Co. ...................... 419,604 47,591,486
Generac Holdings, Inc.
(a) (b)
................... 44,759 5,645,900
Hubbell, Inc. ............................ 39,477 16,384,929
nVent Electric PLC ........................ 119,774 9,030,960
Plug Power, Inc.
(a) (b)
....................... 383,776 1,320,189
Regal Rexnord Corp. ...................... 48,423 8,720,982
Rockwell Automation, Inc. ................... 84,408 24,590,583
Sensata Technologies Holding PLC ............ 111,235 4,086,774
Sunrun, Inc.
(a) (b)
.......................... 151,910 2,002,174
Vertiv Holdings Co. , Class A ................. 252,748 20,641,929
268,911,007
a
Electronic Equipment, Instruments & Components  —  0 .6%
Amphenol Corp. , Class A ................... 428,180 49,390,563
Arrow Electronics, Inc.
(a)
.................... 40,553 5,249,991

iShares
®
Russell 1000 ETF
Schedule of Investments
(continued)
March 31, 2024
(Percentages shown are based on Net Assets)
15
Schedule of Investments
Security Shares Value
a
Electronic Equipment, Instruments & Components (continued)
Avnet, Inc. ............................. 68,234 $ 3,383,042
CDW Corp. ............................. 99,432 25,432,717
Cognex Corp. ........................... 125,784 5,335,757
Coherent Corp.
(a)
......................... 95,292 5,776,601
Corning, Inc. ............................ 559,753 18,449,459
Crane NXT Co. .......................... 35,331 2,186,989
IPG Photonics Corp.
(a) (b)
.................... 21,782 1,975,409
Jabil, Inc. .............................. 91,167 12,211,820
Keysight Technologies, Inc.
(a) (b)
................ 128,089 20,030,558
Littelfuse, Inc. ........................... 17,534 4,249,365
TD SYNNEX Corp. ........................ 42,622 4,820,548
Teledyne Technologies, Inc.
(a)
................. 34,109 14,643,676
Trimble, Inc.
(a)
........................... 179,815 11,572,893
Vontier Corp. ............................ 113,310 5,139,742
Zebra Technologies Corp. , Class A
(a)
............ 37,918 11,430,002
201,279,132
a
Energy Equipment & Services  —  0 .3%
Baker Hughes Co. , Class A .................. 733,687 24,578,514
Halliburton Co. .......................... 659,302 25,989,685
NOV, Inc. .............................. 292,228 5,704,291
Schlumberger Ltd. ........................ 1,046,932 57,382,343
TechnipFMC PLC ........................ 319,022 8,010,642
121,665,475
a
Entertainment  —  1 .4%
AMC Entertainment Holdings, Inc. , Class A
(a) (b)
..... 145,480 541,186
Electronic Arts, Inc. ....................... 199,611 26,482,391
Liberty Media Corp.-Liberty Formula One , Series A
(a)
. 18,431 1,082,637
Liberty Media Corp.-Liberty Formula One , Series C ,
NVS
(a)
............................... 142,443 9,344,261
Liberty Media Corp.-Liberty Live , Series A
(a)
....... 14,119 597,940
Liberty Media Corp.-Liberty Live , Series C
(a)
....... 33,710 1,477,172
Live Nation Entertainment, Inc.
(a)
.............. 116,093 12,279,157
Madison Square Garden Sports Corp. , Class A
(a)
.... 13,877 2,560,584
Netflix, Inc.
(a)
............................ 313,762 190,557,075
Playtika Holding Corp. ..................... 17,123 120,717
ROBLOX Corp. , Class A
(a)
................... 345,903 13,206,577
Roku, Inc. , Class A
(a) (b)
..................... 89,713 5,846,596
Spotify Technology SA
(a)
.................... 102,873 27,148,185
Take-Two Interactive Software, Inc.
(a) (b)
.......... 120,939 17,958,232
TKO Group Holdings, Inc. , Class A ............. 44,554 3,849,911
Walt Disney Co. (The) ..................... 1,344,070 164,460,405
Warner Bros Discovery, Inc. , Series A
(a)
.......... 1,619,508 14,138,305
491,651,331
a
Financial Services  —  4 .3%
Affirm Holdings, Inc. , Class A
(a) (b)
............... 165,790 6,177,335
Apollo Global Management, Inc. ............... 383,272 43,098,936
Berkshire Hathaway, Inc. , Class B
(a)
............ 1,345,920 565,986,279
Block, Inc. , Class A
(a)
...................... 405,988 34,338,465
Corpay, Inc.
(a)
........................... 51,731 15,961,083
Equitable Holdings, Inc. .................... 245,826 9,343,846
Euronet Worldwide, Inc.
(a)
................... 32,160 3,535,349
Fidelity National Information Services, Inc. ........ 437,610 32,461,910
Fiserv, Inc.
(a)
............................ 440,528 70,405,185
Global Payments, Inc. ..................... 190,838 25,507,407
Jack Henry & Associates, Inc. ................ 53,818 9,349,801
Mastercard, Inc. , Class A .................... 610,267 293,886,279
MGIC Investment Corp. .................... 201,515 4,505,876
NCR Atleos Corp.
(a)
....................... 47,825 944,544
PayPal Holdings, Inc.
(a)
..................... 793,981 53,188,787
Rocket Companies, Inc. , Class A
(a) (b)
............ 86,286 1,255,461
Shift4 Payments, Inc. , Class A
(a) (b)
.............. 39,869 2,634,145
Toast, Inc. , Class A
(a) (b)
..................... 275,711 6,870,718
Security Shares Value
a
Financial Services (continued)
UWM Holdings Corp. , Class A ................ 96,259 $ 698,840
Visa, Inc. , Class A ........................ 1,172,440 327,204,555
Voya Financial, Inc. ....................... 71,837 5,310,191
Western Union Co. (The) ................... 201,633 2,818,829
WEX, Inc.
(a) (b)
............................ 30,905 7,340,865
1,522,824,686
a
Food Products  —  0 .8%
Archer-Daniels-Midland Co. .................. 393,642 24,724,654
Bunge Global SA ......................... 105,915 10,858,406
Campbell Soup Co. ....................... 142,378 6,328,702
Conagra Brands, Inc. ...................... 349,330 10,354,141
Darling Ingredients, Inc.
(a)
................... 115,397 5,367,115
Flowers Foods, Inc. ....................... 134,885 3,203,519
Freshpet, Inc.
(a)
.......................... 31,270 3,622,942
General Mills, Inc. ........................ 418,177 29,259,845
Hershey Co. (The) ........................ 110,076 21,409,782
Hormel Foods Corp. ....................... 213,242 7,440,013
Ingredion, Inc. ........................... 48,918 5,716,068
J M Smucker Co. (The) ..................... 74,897 9,427,285
Kellanova .............................. 192,418 11,023,627
Kraft Heinz Co. (The) ...................... 589,863 21,765,945
Lamb Weston Holdings, Inc. ................. 107,302 11,430,882
McCormick & Co., Inc. , NVS ................. 185,339 14,235,889
Mondelez International, Inc. , Class A ............ 998,910 69,923,700
Pilgrim's Pride Corp.
(a) (b)
.................... 28,777 987,627
Post Holdings, Inc.
(a)
....................... 37,066 3,939,375
Seaboard Corp. .......................... 145 467,468
Tyson Foods, Inc. , Class A .................. 203,629 11,959,131
WK Kellogg Co .......................... 47,198 887,322
284,333,438
a
Gas Utilities  —  0 .0%
Atmos Energy Corp. ....................... 110,863 13,178,285
National Fuel Gas Co. ..................... 65,129 3,498,730
UGI Corp. .............................. 152,677 3,746,693
20,423,708
a
Ground Transportation  —  1 .2%
Avis Budget Group, Inc. .................... 14,854 1,819,021
CSX Corp. ............................. 1,449,490 53,732,594
Hertz Global Holdings, Inc.
(a) (b)
................ 97,700 764,991
JB Hunt Transport Services, Inc. .............. 60,112 11,977,316
Knight-Swift Transportation Holdings, Inc. , Class A .. 113,048 6,219,901
Landstar System, Inc. ...................... 26,067 5,024,675
Lyft, Inc. , Class A
(a)
........................ 256,512 4,963,507
Norfolk Southern Corp. ..................... 167,239 42,624,204
Old Dominion Freight Line, Inc. ............... 145,230 31,850,391
Ryder System, Inc. ........................ 32,686 3,928,530
Saia, Inc.
(a)
............................. 19,647 11,493,495
Schneider National, Inc. , Class B .............. 42,889 971,007
Uber Technologies, Inc.
(a)
................... 1,446,388 111,357,412
U-Haul Holding Co.
(a)
...................... 6,506 439,415
U-Haul Holding Co. , Series N , NVS
(b)
........... 73,241 4,883,710
Union Pacific Corp. ....................... 448,005 110,177,870
XPO, Inc.
(a) (b)
............................ 84,461 10,306,776
412,534,815
a
Health Care Equipment & Supplies  —  2 .5%
Abbott Laboratories ....................... 1,272,324 144,612,346
Align Technology, Inc.
(a)
..................... 56,253 18,446,484
Baxter International, Inc. .................... 372,518 15,921,419
Becton Dickinson & Co. .................... 212,757 52,646,720
Boston Scientific Corp.
(a)
.................... 1,074,399 73,585,588
Cooper Cos., Inc. The ...................... 141,750 14,381,955

Schedule of Investments
(continued)
March 31, 2024
iShares
®
Russell 1000 ETF
(Percentages shown are based on Net Assets)
16
2024
iShares Annual Report to Shareholders
Security Shares Value
a
Health Care Equipment & Supplies (continued)
Dentsply Sirona, Inc. ...................... 155,021 $ 5,145,147
Dexcom, Inc.
(a)
.......................... 283,684 39,346,971
Edwards Lifesciences Corp.
(a)
................ 442,747 42,308,903
Enovis Corp.
(a)
........................... 40,243 2,513,175
Envista Holdings Corp.
(a) (b)
................... 121,011 2,587,215
GE HealthCare Technologies, Inc. ............. 306,958 27,905,552
Globus Medical, Inc. , Class A
(a) (b)
.............. 86,351 4,631,868
Hologic, Inc.
(a)
........................... 170,234 13,271,443
ICU Medical, Inc.
(a)
........................ 14,337 1,538,647
IDEXX Laboratories, Inc.
(a)
................... 60,670 32,757,553
Inspire Medical Systems, Inc.
(a) (b)
.............. 20,891 4,487,178
Insulet Corp.
(a)
........................... 51,246 8,783,564
Integra LifeSciences Holdings Corp.
(a)
........... 48,846 1,731,591
Intuitive Surgical, Inc.
(a)
..................... 256,887 102,521,033
Masimo Corp.
(a)
.......................... 31,509 4,627,097
Medtronic PLC .......................... 975,876 85,047,593
Novocure Ltd.
(a)
.......................... 74,913 1,170,890
Penumbra, Inc.
(a) (b)
........................ 26,372 5,885,703
QuidelOrtho Corp.
(a)
....................... 38,849 1,862,421
ResMed, Inc. ........................... 106,881 21,165,644
Shockwave Medical, Inc.
(a)
................... 26,334 8,575,140
STERIS PLC ............................ 73,300 16,479,306
Stryker Corp. ........................... 261,062 93,426,258
Tandem Diabetes Care, Inc.
(a) (b)
............... 45,854 1,623,690
Teleflex, Inc. ............................ 34,889 7,890,845
Zimmer Biomet Holdings, Inc. ................ 153,817 20,300,768
877,179,707
a
Health Care Providers & Services  —  2 .5%
Acadia Healthcare Co., Inc.
(a)
................. 66,236 5,247,216
agilon health, Inc.
(a) (b)
...................... 212,183 1,294,316
Amedisys, Inc.
(a)
......................... 23,125 2,131,200
Cardinal Health, Inc. ....................... 181,094 20,264,419
Cencora, Inc. ........................... 123,761 30,072,686
Centene Corp.
(a)
......................... 390,887 30,676,812
Chemed Corp. ........................... 10,925 7,013,085
Cigna Group (The) ........................ 211,257 76,726,430
CVS Health Corp. ........................ 940,711 75,031,109
DaVita, Inc.
(a)
............................ 39,244 5,417,634
Elevance Health, Inc. ...................... 174,205 90,332,261
Encompass Health Corp. ................... 73,978 6,109,103
HCA Healthcare, Inc. ...................... 146,074 48,720,061
Henry Schein, Inc.
(a)
....................... 94,691 7,151,064
Humana, Inc. ........................... 89,993 31,202,373
Laboratory Corp. of America Holdings ........... 62,245 13,598,043
McKesson Corp. ......................... 98,032 52,628,479
Molina Healthcare, Inc.
(a)
.................... 42,531 17,473,011
Premier, Inc. , Class A ...................... 87,953 1,943,761
Quest Diagnostics, Inc. ..................... 82,271 10,951,093
R1 RCM, Inc.
(a)
.......................... 111,115 1,431,161
Tenet Healthcare Corp.
(a)
.................... 73,346 7,709,398
UnitedHealth Group, Inc. .................... 683,210 337,983,987
Universal Health Services, Inc. , Class B
(b)
........ 43,233 7,888,293
888,996,995
a
Health Care REITs  —  0 .2%
Healthcare Realty Trust, Inc. , Class A ........... 273,153 3,865,115
Healthpeak Properties, Inc. .................. 517,816 9,709,050
Medical Properties Trust, Inc. ................. 427,539 2,009,434
Omega Healthcare Investors, Inc. .............. 179,597 5,687,837
Ventas, Inc. ............................ 293,732 12,789,091
Welltower, Inc. ........................... 407,959 38,119,689
72,180,216
a
Security Shares Value
a
Health Care Technology  —  0 .1%
Certara, Inc.
(a) (b)
.......................... 84,089 $ 1,503,511
Doximity, Inc. , Class A
(a) (b)
................... 82,859 2,229,736
Teladoc Health, Inc.
(a) (b)
..................... 125,425 1,893,918
Veeva Systems, Inc. , Class A
(a)
............... 106,164 24,597,137
30,224,302
a
Hotel & Resort REITs  —  0 .0%
Host Hotels & Resorts, Inc. .................. 513,255 10,614,113
Park Hotels & Resorts, Inc. .................. 151,197 2,644,436
13,258,549
a
Hotels, Restaurants & Leisure  —  2 .2%
Airbnb, Inc. , Class A
(a)
...................... 303,681 50,095,218
Aramark ............................... 191,395 6,224,165
Booking Holdings, Inc. ..................... 25,628 92,975,309
Boyd Gaming Corp. ....................... 53,375 3,593,205
Caesars Entertainment, Inc.
(a)
................ 150,544 6,584,795
Carnival Corp.
(a)
.......................... 735,647 12,020,472
Cava Group, Inc.
(a) (b)
....................... 35,331 2,474,937
Chipotle Mexican Grill, Inc.
(a)
................. 20,196 58,705,127
Choice Hotels International, Inc.
(b)
.............. 22,629 2,859,174
Churchill Downs, Inc. ...................... 52,223 6,462,596
Darden Restaurants, Inc. ................... 87,550 14,633,982
Domino's Pizza, Inc. ....................... 25,860 12,849,317
DoorDash, Inc. , Class A
(a)
................... 228,213 31,429,494
DraftKings, Inc. , Class A
(a)
................... 308,444 14,006,442
Expedia Group, Inc.
(a)
...................... 97,870 13,481,592
Hilton Worldwide Holdings, Inc. ............... 182,921 39,018,878
Hyatt Hotels Corp. , Class A
(b)
................. 32,232 5,144,872
Las Vegas Sands Corp. .................... 269,662 13,941,525
Marriott International, Inc. , Class A ............. 175,858 44,370,732
Marriott Vacations Worldwide Corp. ............. 26,217 2,824,357
McDonald's Corp. ........................ 536,028 151,133,095
MGM Resorts International
(a)
................. 201,780 9,526,034
Norwegian Cruise Line Holdings Ltd.
(a) (b)
......... 313,446 6,560,425
Penn Entertainment, Inc.
(a)
................... 114,455 2,084,226
Planet Fitness, Inc. , Class A
(a)
................ 63,519 3,978,195
Royal Caribbean Cruises Ltd.
(a)
............... 171,816 23,884,142
Starbucks Corp. .......................... 816,381 74,609,060
Texas Roadhouse, Inc. ..................... 48,570 7,502,608
Travel + Leisure Co. ....................... 53,937 2,640,755
Vail Resorts, Inc. ......................... 27,938 6,225,425
Wendy's Co. (The) ........................ 128,409 2,419,226
Wingstop, Inc. ........................... 21,755 7,971,032
Wyndham Hotels & Resorts, Inc. .............. 58,562 4,494,633
Wynn Resorts Ltd. ........................ 75,351 7,703,133
Yum! Brands, Inc. ........................ 205,500 28,492,575
772,920,753
a
Household Durables  —  0 .5%
DR Horton, Inc. .......................... 222,851 36,670,132
Garmin Ltd. ............................. 111,951 16,666,146
Leggett & Platt, Inc. ....................... 100,253 1,919,845
Lennar Corp. , Class A ...................... 177,953 30,604,357
Lennar Corp. , Class B ..................... 10,057 1,550,588
Mohawk Industries, Inc.
(a)
................... 39,798 5,209,160
Newell Brands, Inc. ....................... 276,889 2,223,419
NVR, Inc.
(a)
............................. 2,141 17,342,014
PulteGroup, Inc. ......................... 156,605 18,889,695
Tempur Sealy International, Inc. ............... 124,724 7,086,818
Toll Brothers, Inc. ......................... 76,232 9,862,134
TopBuild Corp.
(a)
......................... 23,252 10,247,854
Whirlpool Corp. .......................... 38,967 4,661,622
162,933,784
a

iShares
®
Russell 1000 ETF
Schedule of Investments
(continued)
March 31, 2024
(Percentages shown are based on Net Assets)
17
Schedule of Investments
Security Shares Value
a
Household Products  —  1 .1%
Church & Dwight Co., Inc. ................... 178,819 $ 18,652,610
Clorox Co. (The) ......................... 90,458 13,850,024
Colgate-Palmolive Co. ..................... 602,852 54,286,823
Kimberly-Clark Corp. ...................... 247,913 32,067,546
Procter & Gamble Co. (The) ................. 1,730,380 280,754,155
Reynolds Consumer Products, Inc. ............. 39,253 1,121,066
Spectrum Brands Holdings, Inc. ............... 22,183 1,974,509
402,706,733
a
Independent Power and Renewable Electricity Producers  —  0 .1%
AES Corp. (The) ......................... 488,659 8,761,656
Brookfield Renewable Corp. , Class A ........... 95,995 2,358,597
Clearway Energy, Inc. , Class A ................ 25,206 542,181
Clearway Energy, Inc. , Class C ............... 60,450 1,393,373
Vistra Corp. ............................ 260,039 18,111,716
31,167,523
a
Industrial Conglomerates  —  0 .4%
3M Co. ................................ 403,929 42,844,749
Honeywell International, Inc. ................. 489,342 100,437,446
143,282,195
a
Industrial REITs  —  0 .3%
Americold Realty Trust, Inc. .................. 208,551 5,197,091
EastGroup Properties, Inc. .................. 33,568 6,034,519
First Industrial Realty Trust, Inc. ............... 96,484 5,069,269
Prologis, Inc. ............................ 677,889 88,274,706
Rexford Industrial Realty, Inc. ................ 154,474 7,770,042
STAG Industrial, Inc. ...................... 135,660 5,214,771
117,560,398
a
Insurance  —  2 .3%
Aflac, Inc. .............................. 427,314 36,689,181
Allstate Corp. (The) ....................... 192,211 33,254,425
American Financial Group, Inc. ............... 52,550 7,172,024
American International Group, Inc. ............. 515,808 40,320,711
Aon PLC , Class A ........................ 145,617 48,595,305
Arch Capital Group Ltd.
(a)
................... 262,969 24,308,854
Arthur J Gallagher & Co. .................... 157,778 39,450,811
Assurant, Inc. ........................... 39,103 7,360,749
Assured Guaranty Ltd. ..................... 40,294 3,515,652
Axis Capital Holdings Ltd. ................... 56,243 3,656,920
Brighthouse Financial, Inc.
(a)
................. 47,321 2,438,924
Brown & Brown, Inc. ....................... 173,118 15,154,750
Chubb Ltd. ............................. 298,264 77,289,150
Cincinnati Financial Corp. ................... 112,786 14,004,638
CNA Financial Corp. ....................... 18,033 819,059
Everest Group Ltd. ........................ 31,527 12,531,982
Fidelity National Financial, Inc. ................ 167,837 10,027,139
First American Financial Corp. ................ 74,343 4,538,640
Globe Life, Inc. .......................... 64,685 7,527,393
Hanover Insurance Group, Inc. (The) ........... 26,260 3,575,824
Hartford Financial Services Group, Inc. (The) ...... 216,768 22,337,942
Kemper Corp. ........................... 45,763 2,833,645
Kinsale Capital Group, Inc. .................. 15,895 8,340,742
Lincoln National Corp. ..................... 124,762 3,983,651
Loews Corp. ............................ 134,516 10,531,258
Markel Group, Inc.
(a)
....................... 9,614 14,627,509
Marsh & McLennan Companies, Inc. ............ 363,590 74,892,268
MetLife, Inc. ............................ 459,010 34,017,231
Old Republic International Corp. ............... 189,912 5,834,097
Primerica, Inc. ........................... 25,993 6,575,189
Principal Financial Group, Inc. ................ 174,583 15,068,259
Progressive Corp. (The) .................... 429,450 88,818,849
Prudential Financial, Inc. .................... 265,851 31,210,907
Security Shares Value
a
Insurance (continued)
Reinsurance Group of America, Inc. ............ 49,414 $ 9,530,972
RenaissanceRe Holdings Ltd. ................ 38,034 8,939,131
RLI Corp. .............................. 29,217 4,337,848
Ryan Specialty Holdings, Inc. , Class A
(b)
......... 71,451 3,965,531
Travelers Companies, Inc. (The) ............... 167,841 38,626,928
Unum Group ............................ 122,731 6,585,745
W R Berkley Corp. ........................ 147,874 13,077,977
White Mountains Insurance Group Ltd.
(b)
......... 1,886 3,384,050
Willis Towers Watson PLC ................... 75,467 20,753,425
820,505,285
a
Interactive Media & Services  —  5 .8%
Alphabet, Inc. , Class A
(a)
.................... 4,367,793 659,230,998
Alphabet, Inc. , Class C , NVS
(a)
................ 3,689,228 561,721,855
IAC, Inc.
(a)
.............................. 53,116 2,833,207
Match Group, Inc.
(a)
....................... 199,234 7,228,209
Meta Platforms, Inc. , Class A ................. 1,625,746 789,429,743
Pinterest, Inc. , Class A
(a)
.................... 428,459 14,854,674
TripAdvisor, Inc.
(a)
........................ 76,313 2,120,738
ZoomInfo Technologies, Inc.
(a)
................ 226,738 3,634,610
2,041,054,034
a
IT Services  —  1 .4%
Accenture PLC , Class A .................... 464,412 160,969,843
Akamai Technologies, Inc.
(a)
.................. 109,631 11,923,468
Amdocs Ltd. ............................ 84,517 7,637,801
Cloudflare, Inc. , Class A
(a)
................... 216,329 20,947,137
Cognizant Technology Solutions Corp. , Class A ..... 368,748 27,025,541
DXC Technology Co.
(a)
..................... 141,896 3,009,614
EPAM Systems, Inc.
(a)
...................... 40,571 11,204,087
Gartner, Inc.
(a)
........................... 55,632 26,518,105
Globant SA
(a)
............................ 30,459 6,149,672
GoDaddy, Inc. , Class A
(a)
.................... 103,624 12,298,096
International Business Machines Corp. .......... 667,833 127,529,390
Kyndryl Holdings, Inc.
(a)
..................... 167,014 3,634,225
MongoDB, Inc. , Class A
(a)
................... 49,818 17,866,728
Okta, Inc. , Class A
(a)
....................... 113,142 11,836,916
Snowflake, Inc. , Class A
(a)
................... 230,927 37,317,803
Twilio, Inc. , Class A
(a)
...................... 123,053 7,524,691
VeriSign, Inc.
(a)
.......................... 64,854 12,290,482
505,683,599
a
Leisure Products  —  0 .1%
Brunswick Corp. ......................... 51,231 4,944,816
Hasbro, Inc. ............................ 97,870 5,531,612
Mattel, Inc.
(a)
............................ 261,331 5,176,967
Peloton Interactive, Inc. , Class A
(a) (b)
............ 233,340 999,862
Polaris, Inc. ............................. 39,982 4,002,998
YETI Holdings, Inc.
(a) (b)
..................... 62,549 2,411,264
23,067,519
a
Life Sciences Tools & Services  —  1 .5%
10X Genomics, Inc. , Class A
(a)
................ 66,577 2,498,635
Agilent Technologies, Inc. ................... 213,958 31,133,029
Avantor, Inc.
(a)
........................... 499,332 12,767,919
Azenta, Inc.
(a) (b)
.......................... 40,092 2,416,746
Bio-Rad Laboratories, Inc. , Class A
(a)
............ 15,482 5,354,759
Bio-Techne Corp. ......................... 115,191 8,108,295
Bruker Corp. ............................ 73,678 6,921,311
Charles River Laboratories International, Inc.
(a)
..... 37,453 10,147,890
Danaher Corp. .......................... 483,746 120,801,051
Fortrea Holdings, Inc.
(a) (b)
.................... 65,722 2,638,081
ICON PLC
(a)
............................ 59,974 20,148,265
Illumina, Inc.
(a)
........................... 116,470 15,993,660
IQVIA Holdings, Inc.
(a)
...................... 133,227 33,691,776

Schedule of Investments
(continued)
March 31, 2024
iShares
®
Russell 1000 ETF
(Percentages shown are based on Net Assets)
18
2024
iShares Annual Report to Shareholders
Security Shares Value
a
Life Sciences Tools & Services (continued)
Maravai LifeSciences Holdings, Inc. , Class A
(a)
..... 84,705 $ 734,392
Medpace Holdings, Inc.
(a)
................... 16,923 6,839,431
Mettler-Toledo International, Inc.
(a)
............. 15,748 20,965,155
QIAGEN NV
(a)
........................... 161,499 6,942,842
Repligen Corp.
(a) (b)
........................ 41,074 7,554,330
Revvity, Inc. ............................ 92,227 9,683,835
Sotera Health Co.
(a) (b)
...................... 91,506 1,098,987
Thermo Fisher Scientific, Inc. ................. 283,544 164,798,608
Waters Corp.
(a)
.......................... 43,202 14,871,425
West Pharmaceutical Services, Inc. ............ 54,179 21,439,172
527,549,594
a
Machinery  —  2 .0%
AGCO Corp. ............................ 46,591 5,731,625
Allison Transmission Holdings, Inc. ............. 67,203 5,454,195
Caterpillar, Inc. .......................... 375,015 137,416,746
CNH Industrial N.V.
(a)
...................... 710,489 9,207,937
Crane Co. .............................. 35,331 4,774,278
Cummins, Inc. ........................... 100,282 29,548,091
Deere & Co. ............................ 189,265 77,738,706
Donaldson Co., Inc. ....................... 88,336 6,596,932
Dover Corp. ............................ 101,948 18,064,166
Esab Corp. ............................. 41,451 4,583,237
Flowserve Corp. ......................... 97,049 4,433,198
Fortive Corp. ............................ 258,603 22,245,030
Gates Industrial Corp. PLC
(a)
................. 121,261 2,147,532
Graco, Inc. ............................. 123,679 11,559,039
IDEX Corp. ............................. 55,869 13,633,153
Illinois Tool Works, Inc. ..................... 219,929 59,013,549
Ingersoll Rand, Inc. ....................... 297,170 28,216,292
ITT, Inc. ............................... 60,324 8,205,874
Lincoln Electric Holdings, Inc. ................ 40,858 10,436,768
Middleby Corp. (The)
(a)
..................... 38,704 6,223,216
Nordson Corp. ........................... 41,737 11,458,476
Oshkosh Corp. .......................... 47,300 5,898,783
Otis Worldwide Corp. ...................... 303,075 30,086,255
PACCAR, Inc. ........................... 376,268 46,615,843
Parker-Hannifin Corp. ...................... 93,838 52,154,222
Pentair PLC ............................ 121,531 10,383,609
RBC Bearings, Inc.
(a) (b)
..................... 20,570 5,561,100
Snap-on, Inc. ........................... 38,546 11,418,096
Stanley Black & Decker, Inc. ................. 113,374 11,102,716
Timken Co. (The) ......................... 45,192 3,951,137
Toro Co. (The) ........................... 75,877 6,952,610
Westinghouse Air Brake Technologies Corp. ....... 131,216 19,115,547
Xylem, Inc. ............................. 173,779 22,459,198
702,387,156
a
Marine Transportation  —  0 .0%
Kirby Corp.
(a)
............................ 42,760 4,075,883
a
Media  —  0 .7%
Cable One, Inc. .......................... 3,988 1,687,443
Charter Communications, Inc. , Class A
(a) (b)
........ 73,965 21,496,448
Comcast Corp. , Class A .................... 2,895,377 125,514,593
Fox Corp. , Class A , NVS .................... 180,956 5,658,494
Fox Corp. , Class B ........................ 96,959 2,774,967
Interpublic Group of Companies, Inc. (The) ....... 282,264 9,210,274
Liberty Broadband Corp. , Class A
(a) (b)
............ 12,151 694,065
Liberty Broadband Corp. , Class C , NVS
(a) (b)
....... 84,321 4,825,691
Liberty Media Corp.-Liberty SiriusXM , Series A
(a) (b)
... 54,089 1,606,443
Liberty Media Corp.-Liberty SiriusXM , Series C ,
NVS
(a) (b)
............................. 110,972 3,296,978
New York Times Co. (The) , Class A ............. 119,010 5,143,612
News Corp. , Class A , NVS .................. 279,357 7,313,566
Security Shares Value
a
Media (continued)
News Corp. , Class B ...................... 84,593 $ 2,289,087
Nexstar Media Group, Inc. ................... 23,656 4,075,692
Omnicom Group, Inc. ...................... 145,839 14,111,382
Paramount Global , Class A
(b)
................. 8,546 186,559
Paramount Global , Class B , NVS .............. 424,292 4,993,917
Sirius XM Holdings, Inc.
(b)
................... 460,025 1,784,897
Trade Desk, Inc. (The) , Class A
(a)
.............. 323,355 28,267,694
244,931,802
a
Metals & Mining  —  0 .5%
Alcoa Corp. ............................. 130,320 4,403,513
Cleveland-Cliffs, Inc.
(a)
..................... 369,922 8,412,026
Freeport-McMoRan, Inc. .................... 1,048,820 49,315,517
MP Materials Corp. , Class A
(a) (b)
............... 75,631 1,081,523
Newmont Corp. .......................... 847,825 30,386,048
Nucor Corp. ............................ 180,838 35,787,840
Reliance, Inc. ........................... 42,204 14,103,733
Royal Gold, Inc. .......................... 47,693 5,809,484
Southern Copper Corp. ..................... 62,436 6,650,683
SSR Mining, Inc. ......................... 152,795 681,466
Steel Dynamics, Inc. ....................... 111,919 16,589,753
United States Steel Corp. ................... 162,826 6,640,044
179,861,630
a
Mortgage REITs  —  0 .1%
AGNC Investment Corp. .................... 509,328 5,042,347
Annaly Capital Management, Inc. .............. 368,901 7,263,661
Rithm Capital Corp. ....................... 350,144 3,907,607
Starwood Property Trust, Inc. ................. 221,174 4,496,467
20,710,082
a
Multi-Utilities  —  0 .5%
Ameren Corp. ........................... 191,142 14,136,862
CenterPoint Energy, Inc. .................... 460,507 13,119,844
CMS Energy Corp. ........................ 215,074 12,977,565
Consolidated Edison, Inc. ................... 254,581 23,118,501
Dominion Energy, Inc. ...................... 613,526 30,179,344
DTE Energy Co. ......................... 151,589 16,999,191
NiSource, Inc. ........................... 307,429 8,503,486
Public Service Enterprise Group, Inc. ........... 365,256 24,391,796
Sempra ............................... 461,670 33,161,756
WEC Energy Group, Inc. .................... 231,314 18,995,506
195,583,851
a
Office REITs  —  0 .1%
Alexandria Real Estate Equities, Inc. ............ 127,663 16,457,038
Boston Properties, Inc. ..................... 114,107 7,452,328
Cousins Properties, Inc. .................... 112,239 2,698,226
Highwoods Properties, Inc. .................. 79,206 2,073,613
Kilroy Realty Corp. ........................ 83,898 3,056,404
Net Lease Office Properties .................. 10,304 245,235
Vornado Realty Trust ...................... 129,995 3,739,956
35,722,800
a
Oil, Gas & Consumable Fuels  —  3 .6%
Antero Midstream Corp. .................... 247,062 3,473,692
Antero Resources Corp.
(a)
................... 210,587 6,107,023
APA Corp. ............................. 267,291 9,189,465
Cheniere Energy, Inc. ...................... 175,514 28,306,898
Chesapeake Energy Corp. .................. 92,269 8,196,255
Chevron Corp. ........................... 1,264,691 199,492,358
ConocoPhillips .......................... 880,605 112,083,404
Coterra Energy, Inc. ....................... 551,280 15,369,686
Devon Energy Corp. ....................... 470,342 23,601,762
Diamondback Energy, Inc. ................... 130,639 25,888,731
DT Midstream, Inc. ........................ 69,872 4,269,179

iShares
®
Russell 1000 ETF
Schedule of Investments
(continued)
March 31, 2024
(Percentages shown are based on Net Assets)
19
Schedule of Investments
Security Shares Value
a
Oil, Gas & Consumable Fuels (continued)
EOG Resources, Inc. ...................... 432,111 $ 55,241,070
EQT Corp. ............................. 262,035 9,713,638
Exxon Mobil Corp. ........................ 2,939,611 341,700,383
Hess Corp. ............................. 204,614 31,232,281
HF Sinclair Corp. ......................... 117,635 7,101,625
Kinder Morgan, Inc. , Class P ................. 1,437,621 26,365,969
Marathon Oil Corp. ........................ 429,771 12,179,710
Marathon Petroleum Corp. .................. 270,822 54,570,633
New Fortress Energy, Inc. , Class A
(b)
............ 47,157 1,442,533
Occidental Petroleum Corp. .................. 504,663 32,798,048
ONEOK, Inc. ............................ 427,192 34,247,983
Ovintiv, Inc. ............................. 187,476 9,730,004
Phillips 66 .............................. 323,841 52,896,189
Pioneer Natural Resources Co. ............... 171,048 44,900,100
Range Resources Corp. .................... 171,210 5,894,760
Southwestern Energy Co.
(a)
.................. 803,171 6,088,036
Targa Resources Corp. ..................... 161,388 18,073,842
Texas Pacific Land Corp. .................... 13,572 7,851,538
Valero Energy Corp. ....................... 249,312 42,555,065
Williams Companies, Inc. (The) ............... 895,390 34,893,348
1,265,455,208
a
Paper & Forest Products  —  0 .0%
Louisiana-Pacific Corp. ..................... 46,696 3,918,261
a
Passenger Airlines  —  0 .2%
Alaska Air Group, Inc.
(a)
..................... 92,958 3,996,264
American Airlines Group, Inc.
(a)
................ 482,682 7,409,169
Delta Air Lines, Inc. ....................... 473,216 22,652,850
Southwest Airlines Co. ..................... 438,062 12,787,030
United Airlines Holdings, Inc.
(a)
................ 238,488 11,418,805
58,264,118
a
Personal Care Products  —  0 .2%
Coty, Inc. , Class A
(a)
....................... 283,395 3,389,404
Estee Lauder Companies, Inc. (The) , Class A ...... 169,111 26,068,461
Kenvue, Inc. ............................ 1,277,843 27,422,511
Olaplex Holdings, Inc.
(a) (b)
................... 89,586 172,005
57,052,381
a
Pharmaceuticals  —  3 .7%
Bristol-Myers Squibb Co. .................... 1,495,699 81,111,757
Catalent, Inc.
(a)
.......................... 134,089 7,569,324
Elanco Animal Health, Inc.
(a)
.................. 356,459 5,803,152
Eli Lilly & Co. ........................... 622,009 483,898,122
Jazz Pharmaceuticals PLC
(a)
................. 45,270 5,451,413
Johnson & Johnson ....................... 1,771,374 280,213,653
Merck & Co., Inc. ......................... 1,866,938 246,342,469
Organon & Co. .......................... 183,589 3,451,473
Perrigo Co. PLC ......................... 99,836 3,213,721
Pfizer, Inc. ............................. 4,152,996 115,245,639
Royalty Pharma PLC , Class A ................ 270,486 8,214,660
Viatris, Inc. ............................. 876,836 10,469,422
Zoetis, Inc. , Class A ....................... 340,014 57,533,769
1,308,518,574
a
Professional Services  —  0 .8%
Automatic Data Processing, Inc. ............... 303,777 75,865,268
Booz Allen Hamilton Holding Corp. , Class A ....... 93,598 13,893,687
Broadridge Financial Solutions, Inc. ............ 86,453 17,710,762
CACI International, Inc. , Class A
(a)
............. 16,059 6,083,631
Clarivate PLC
(a) (b)
......................... 350,682 2,605,567
Concentrix Corp. ......................... 33,143 2,194,730
Dayforce, Inc.
(a) (b)
......................... 110,143 7,292,568
Dun & Bradstreet Holdings, Inc. ............... 198,326 1,991,193
Equifax, Inc. ............................ 89,811 24,026,239
Security Shares Value
a
Professional Services (continued)
FTI Consulting, Inc.
(a)
...................... 24,329 $ 5,116,145
Genpact Ltd. ............................ 133,286 4,391,774
Jacobs Solutions, Inc. ...................... 91,869 14,123,021
KBR, Inc. .............................. 99,741 6,349,512
Leidos Holdings, Inc. ...................... 100,326 13,151,735
ManpowerGroup, Inc. ...................... 37,286 2,894,885
Paychex, Inc. ........................... 236,971 29,100,039
Paycom Software, Inc. ..................... 37,716 7,505,861
Paycor HCM, Inc.
(a) (b)
...................... 50,959 990,643
Paylocity Holding Corp.
(a)
................... 30,602 5,259,260
Robert Half, Inc. ......................... 75,394 5,977,236
Science Applications International Corp. ......... 37,916 4,943,867
SS&C Technologies Holdings, Inc. ............. 157,987 10,169,623
TransUnion
(b)
............................ 141,431 11,286,194
Verisk Analytics, Inc. ....................... 104,531 24,641,093
297,564,533
a
Real Estate Management & Development  —  0 .2%
CBRE Group, Inc. , Class A
(a)
................. 223,030 21,687,437
CoStar Group, Inc.
(a)
....................... 296,066 28,599,975
Howard Hughes Holdings, Inc.
(a)
............... 24,106 1,750,578
Jones Lang LaSalle, Inc.
(a)
................... 35,030 6,834,003
Zillow Group, Inc. , Class A
(a) (b)
................ 40,607 1,943,451
Zillow Group, Inc. , Class C , NVS
(a) (b)
............ 112,163 5,471,311
66,286,755
a
Residential REITs  —  0 .3%
American Homes 4 Rent , Class A .............. 247,524 9,103,933
Apartment Income REIT Corp. ................ 106,462 3,456,821
AvalonBay Communities, Inc. ................ 103,529 19,210,841
Camden Property Trust ..................... 76,383 7,516,087
Equity LifeStyle Properties, Inc. ............... 131,189 8,448,572
Equity Residential ........................ 273,337 17,250,298
Essex Property Trust, Inc. ................... 46,635 11,416,714
Invitation Homes, Inc. ...................... 451,246 16,068,870
Mid-America Apartment Communities, Inc. ........ 85,627 11,266,801
Sun Communities, Inc. ..................... 89,695 11,532,983
UDR, Inc. .............................. 240,923 9,012,930
124,284,850
a
Retail REITs  —  0 .3%
Agree Realty Corp. ....................... 72,727 4,154,166
Brixmor Property Group, Inc. ................. 224,548 5,265,651
Federal Realty Investment Trust ............... 59,858 6,112,699
Kimco Realty Corp. ....................... 482,433 9,460,511
NNN REIT, Inc. .......................... 135,492 5,790,928
Realty Income Corp. ....................... 609,083 32,951,390
Regency Centers Corp. .................... 131,715 7,976,661
Simon Property Group, Inc. .................. 237,782 37,210,505
108,922,511
a
Semiconductors & Semiconductor Equipment  —  9 .3%
Advanced Micro Devices, Inc.
(a)
............... 1,178,124 212,639,601
Allegro MicroSystems, Inc.
(a) (b)
................ 54,749 1,476,033
Analog Devices, Inc. ....................... 365,790 72,349,604
Applied Materials, Inc. ..................... 614,121 126,650,174
Broadcom, Inc. .......................... 316,874 419,987,968
Cirrus Logic, Inc.
(a)
........................ 39,542 3,660,008
Enphase Energy, Inc.
(a)
..................... 97,092 11,746,190
Entegris, Inc. ............................ 109,619 15,405,854
First Solar, Inc.
(a) (b)
........................ 78,228 13,204,886
GlobalFoundries, Inc.
(a) (b)
.................... 57,018 2,971,208
Intel Corp. ............................. 3,101,505 136,993,476
KLA Corp. .............................. 99,576 69,560,806
Lam Research Corp. ...................... 96,705 93,955,677

Schedule of Investments
(continued)
March 31, 2024
iShares
®
Russell 1000 ETF
(Percentages shown are based on Net Assets)
20
2024
iShares Annual Report to Shareholders
Security Shares Value
a
Semiconductors & Semiconductor Equipment (continued)
Lattice Semiconductor Corp.
(a) (b)
............... 99,900 $ 7,815,177
Marvell Technology, Inc. .................... 628,321 44,535,393
Microchip Technology, Inc. ................... 390,275 35,011,570
Micron Technology, Inc. ..................... 802,921 94,656,357
MKS Instruments, Inc. ..................... 48,206 6,411,398
Monolithic Power Systems, Inc. ............... 33,733 22,851,409
NVIDIA Corp. ........................... 1,746,468 1,578,038,626
ON Semiconductor Corp.
(a) (b)
................. 316,611 23,286,739
Qorvo, Inc.
(a)
............................ 72,658 8,343,318
QUALCOMM, Inc. ........................ 819,974 138,821,598
Skyworks Solutions, Inc. .................... 117,738 12,753,380
Teradyne, Inc. ........................... 112,427 12,685,138
Texas Instruments, Inc. ..................... 667,193 116,231,693
Universal Display Corp. .................... 33,938 5,716,856
Wolfspeed, Inc.
(a) (b)
........................ 89,598 2,643,141
3,290,403,278
a
Software  —  10 .7%
Adobe, Inc.
(a)
............................ 331,852 167,452,519
ANSYS, Inc.
(a)
........................... 63,857 22,168,596
AppLovin Corp. , Class A
(a)
................... 147,788 10,229,885
Aspen Technology, Inc.
(a)
.................... 20,495 4,371,174
Atlassian Corp. , Class A
(a)
................... 113,828 22,208,981
Autodesk, Inc.
(a)
.......................... 157,921 41,125,787
Bentley Systems, Inc. , Class B
(b)
............... 143,518 7,494,510
BILL Holdings, Inc.
(a)
....................... 74,646 5,129,673
Cadence Design Systems, Inc.
(a)
.............. 198,652 61,836,395
CCC Intelligent Solutions Holdings, Inc.
(a)
......... 249,145 2,979,774
Confluent, Inc. , Class A
(a) (b)
.................. 140,930 4,301,184
Crowdstrike Holdings, Inc. , Class A
(a)
............ 156,679 50,229,721
Datadog, Inc. , Class A
(a)
.................... 205,009 25,339,112
DocuSign, Inc.
(a) (b)
........................ 147,166 8,763,735
Dolby Laboratories, Inc. , Class A .............. 44,391 3,718,634
DoubleVerify Holdings, Inc.
(a)
................. 100,472 3,532,596
Dropbox, Inc. , Class A
(a)
.................... 187,813 4,563,856
Dynatrace, Inc.
(a)
......................... 189,989 8,823,089
Elastic NV
(a)
............................ 57,213 5,735,031
Fair Isaac Corp.
(a)
......................... 17,804 22,248,056
Five9, Inc.
(a)
............................ 52,457 3,258,104
Fortinet, Inc.
(a)
........................... 473,577 32,350,045
Gen Digital, Inc. .......................... 409,571 9,174,390
Gitlab, Inc. , Class A
(a)
...................... 67,669 3,946,456
Guidewire Software, Inc.
(a) (b)
.................. 60,386 7,047,650
HashiCorp, Inc. , Class A
(a)
................... 75,534 2,035,641
HubSpot, Inc.
(a)
.......................... 34,118 21,376,974
Informatica, Inc. , Class A
(a) (b)
................. 33,535 1,173,725
Intuit, Inc. .............................. 200,789 130,512,850
Manhattan Associates, Inc.
(a)
................. 44,847 11,222,065
Microsoft Corp. .......................... 5,470,145 2,301,399,404
nCino, Inc.
(a) (b)
........................... 50,416 1,884,550
NCR Voyix Corp.
(a)
........................ 95,615 1,207,618
Nutanix, Inc. , Class A
(a)
..................... 178,336 11,006,898
Oracle Corp. ............................ 1,133,948 142,435,208
Palantir Technologies, Inc. , Class A
(a)
........... 1,417,264 32,611,245
Palo Alto Networks, Inc.
(a)
................... 224,088 63,670,123
Pegasystems, Inc.
(b)
....................... 30,305 1,958,915
Procore Technologies, Inc.
(a)
................. 57,103 4,692,154
PTC, Inc.
(a)
............................. 84,497 15,964,863
RingCentral, Inc. , Class A
(a) (b)
................. 62,627 2,175,662
Roper Technologies, Inc. .................... 77,794 43,629,987
Salesforce, Inc. .......................... 687,855 207,168,169
SentinelOne, Inc. , Class A
(a)
.................. 174,724 4,072,816
ServiceNow, Inc.
(a)
........................ 149,641 114,086,298
Smartsheet, Inc. , Class A
(a)
.................. 93,790 3,610,915
Synopsys, Inc.
(a)
......................... 111,639 63,801,689
Security Shares Value
a
Software (continued)
Teradata Corp.
(a)
......................... 73,905 $ 2,857,906
Tyler Technologies, Inc.
(a)
................... 30,554 12,985,756
UiPath, Inc. , Class A
(a) (b)
.................... 278,663 6,317,290
Unity Software, Inc.
(a) (b)
..................... 214,526 5,727,844
Workday, Inc. , Class A
(a)
.................... 147,406 40,204,987
Zoom Video Communications, Inc. , Class A
(a)
...... 189,753 12,404,154
Zscaler, Inc.
(a)
........................... 64,974 12,515,942
3,812,740,601
a
Specialized REITs  —  1 .0%
American Tower Corp. ..................... 342,036 67,582,893
Crown Castle, Inc. ........................ 318,696 33,727,598
CubeSmart ............................. 162,767 7,360,324
Digital Realty Trust, Inc. .................... 221,799 31,947,928
EPR Properties .......................... 53,521 2,271,966
Equinix, Inc. ............................ 68,588 56,607,734
Extra Space Storage, Inc. ................... 153,155 22,513,785
Gaming and Leisure Properties, Inc. ............ 189,082 8,711,008
Iron Mountain, Inc. ........................ 212,097 17,012,300
Lamar Advertising Co. , Class A ............... 64,503 7,702,303
National Storage Affiliates Trust ............... 55,173 2,160,575
Public Storage ........................... 114,768 33,289,606
Rayonier, Inc. ........................... 106,982 3,556,082
SBA Communications Corp. , Class A ............ 78,943 17,106,948
VICI Properties, Inc. ....................... 759,351 22,621,066
Weyerhaeuser Co. ........................ 538,326 19,331,287
353,503,403
a
Specialty Retail  —  2 .1%
Advance Auto Parts, Inc. .................... 44,050 3,748,215
AutoNation, Inc.
(a) (b)
....................... 20,798 3,443,733
AutoZone, Inc.
(a)
......................... 12,705 40,041,713
Bath & Body Works, Inc. .................... 166,036 8,305,121
Best Buy Co., Inc. ........................ 141,366 11,596,253
Burlington Stores, Inc.
(a)
.................... 47,627 11,058,513
CarMax, Inc.
(a) (b)
.......................... 115,560 10,066,432
Dick's Sporting Goods, Inc. .................. 41,461 9,322,920
Five Below, Inc.
(a)
......................... 39,794 7,217,836
Floor & Decor Holdings, Inc. , Class A
(a) (b)
......... 77,021 9,983,462
GameStop Corp. , Class A
(a) (b)
................. 194,204 2,431,434
Gap, Inc. (The) .......................... 143,891 3,964,197
Home Depot, Inc. (The) .................... 735,099 281,983,976
Lithia Motors, Inc. ........................ 20,201 6,077,673
Lowe's Companies, Inc. .................... 424,468 108,124,734
Murphy USA, Inc. ........................ 14,350 6,015,520
O'Reilly Automotive, Inc.
(a)
................... 43,415 49,010,325
Penske Automotive Group, Inc. ............... 14,588 2,363,110
Petco Health & Wellness Co., Inc. , Class A
(a) (b)
..... 57,980 132,194
RH
(a) (b)
................................ 11,404 3,971,557
Ross Stores, Inc. ......................... 243,331 35,711,258
TJX Companies, Inc. (The) .................. 837,495 84,938,743
Tractor Supply Co. ........................ 79,384 20,776,381
Ulta Beauty, Inc.
(a)
........................ 35,627 18,628,646
Valvoline, Inc.
(a)
.......................... 95,289 4,247,031
Victoria's Secret & Co.
(a)
.................... 60,251 1,167,664
Wayfair, Inc. , Class A
(a) (b)
.................... 60,189 4,085,629
Williams-Sonoma, Inc. ..................... 46,512 14,768,955
763,183,225
a
Technology Hardware, Storage & Peripherals  —  5 .4%
Apple, Inc. ............................. 10,719,357 1,838,155,338
Hewlett Packard Enterprise Co. ............... 955,005 16,932,239
HP, Inc. ............................... 634,900 19,186,678
NetApp, Inc. ............................ 151,598 15,913,242
Pure Storage, Inc. , Class A
(a)
................. 210,924 10,965,939

iShares
®
Russell 1000 ETF
Schedule of Investments
(continued)
March 31, 2024
(Percentages shown are based on Net Assets)
21
Schedule of Investments
Security Shares Value
a
Technology Hardware, Storage & Peripherals (continued)
Western Digital Corp.
(a)
..................... 239,435 $ 16,339,044
1,917,492,480
a
Textiles, Apparel & Luxury Goods  —  0 .5%
Birkenstock Holding PLC
(a) (b)
................. 21,828 1,031,373
Capri Holdings Ltd.
(a)
...................... 83,410 3,778,473
Carter's, Inc. ............................ 27,096 2,294,489
Columbia Sportswear Co. ................... 25,439 2,065,138
Crocs, Inc.
(a)
............................ 44,213 6,357,829
Deckers Outdoor Corp.
(a)
.................... 18,828 17,722,043
Lululemon Athletica, Inc.
(a)
................... 81,447 31,817,271
Nike, Inc. , Class B ........................ 863,236 81,126,919
PVH Corp.
(b)
............................ 43,968 6,182,341
Ralph Lauren Corp. , Class A ................. 28,862 5,419,129
Skechers USA, Inc. , Class A
(a)
................ 99,000 6,064,740
Tapestry, Inc. ............................ 167,356 7,946,063
Under Armour, Inc. , Class A
(a) (b)
............... 143,148 1,056,432
Under Armour, Inc. , Class C
(a) (b)
............... 143,214 1,022,548
VF Corp. .............................. 258,455 3,964,700
177,849,488
a
Tobacco  —  0 .4%
Altria Group, Inc. ......................... 1,313,082 57,276,637
Philip Morris International, Inc. ................ 1,140,632 104,504,704
161,781,341
a
Trading Companies & Distributors  —  0 .5%
Air Lease Corp. , Class A .................... 75,298 3,873,329
Core & Main, Inc. , Class A
(a)
.................. 127,676 7,309,451
Fastenal Co. ............................ 418,438 32,278,307
Ferguson PLC ........................... 149,559 32,668,172
MSC Industrial Direct Co., Inc. , Class A .......... 34,479 3,345,842
SiteOne Landscape Supply, Inc.
(a) (b)
............. 33,323 5,816,530
United Rentals, Inc. ....................... 49,680 35,824,745
Watsco, Inc. ............................ 24,787 10,707,240
WESCO International, Inc. ................... 32,109 5,499,630
Security Shares Value
a
Trading Companies & Distributors (continued)
WW Grainger, Inc. ........................ 32,345 $ 32,904,569
170,227,815
a
Water Utilities  —  0 .1%
American Water Works Co., Inc. ............... 143,752 17,567,932
Essential Utilities, Inc. ...................... 184,572 6,838,393
24,406,325
a
Wireless Telecommunication Services  —  0 .2%
GCI Liberty, Inc. , Class A
(a) (d)
................. 70,458 —
T-Mobile U.S., Inc. ........................ 360,433 58,829,874
58,829,874
a
Total Long-Term Investments — 99.8%
(Cost: $ 27,907,067,427 ) .............................. 35,367,746,464
a
Short-Term Securities
Money Market Funds  —  0 .5%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.50%
(c) (e) (f)
...................... 143,336,462 143,393,796
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.29%
(c) (e)
............................ 47,277,823 47,277,823
a
Total Short-Term Securities — 0.5%
(Cost: $ 190,513,818 ) ................................ 190,671,619
Total Investments — 100.3%
(Cost: $ 28,097,581,245 ) .............................. 35,558,418,083
Liabilities in Excess of Other Assets — ( 0 .3 ) % ............... (113,454,857)
Net Assets — 100.0% ................................. $ 35,444,963,226
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/24
  Shares Held
at 03/31/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 415,800,305 $ — $ (272,533,520)
(a)
$ 269,341 $ (142,330) $ 143,393,796 143,336,462 $ 3,180,635
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 42,252,528 5,025,295
(a)
— — — 47,277,823 47,277,823 2,582,470 —
BlackRock, Inc. .. 74,212,099 20,269,542 (21,582,659) 6,374,352 11,770,875 91,044,209 109,205 2,207,213 —
$ 6,643,693 $ 11,628,545
$ 281,715,828
$ 7,970,318 $ —

Schedule of Investments
(continued)
March 31, 2024
iShares
®
Russell 1000 ETF
22
2024
iShares Annual Report to Shareholders
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended March 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index ................................................................... 269 06/21/24 $ 71,399 $ 1,519,405
E-Mini S&P MidCap 400 Index ............................................................. 15 06/21/24 4,616 155,085
$ 1,674,490
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 1,674,490 $ — $ — $ — $ 1,674,490
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ................................. $ — $ — $ 15,817,206 $ — $ — $ — $ 15,817,206
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts ................................. $ — $ — $ (1,805,186) $ — $ — $ — $ (1,805,186)
Futures contracts
Average notional value of contracts — long ................................................................................... $ 66,831,502
a

iShares
®
Russell 1000 ETF
Schedule of Investments
(continued)
March 31, 2024
23
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 35,367,665,997  $ 80,467  $ —  $ 35,367,746,464
Short-Term Securities
Money Market Funds ...................................... 190,671,619  —  —  190,671,619
$ 35,558,337,616  $ 80,467  $ —  $ 35,558,418,083
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 1,674,490  $ —  $ —  $ 1,674,490
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
March 31, 2024
iShares
®
Russell 1000 Growth ETF
(Percentages shown are based on Net Assets)
24
2024
iShares Annual Report to Shareholders
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  0 .7%
Axon Enterprise, Inc.
(a)
..................... 238,279 $ 74,552,734
Boeing Co. (The)
(a)
........................ 260,566 50,286,632
BWX Technologies, Inc. .................... 52,267 5,363,640
HEICO Corp.
(b)
.......................... 137,181 26,201,571
HEICO Corp. , Class A ...................... 246,591 37,960,219
Lockheed Martin Corp. ..................... 731,013 332,515,883
Northrop Grumman Corp. ................... 27,322 13,077,948
Spirit AeroSystems Holdings, Inc. , Class A
(a)
....... 36,048 1,300,251
TransDigm Group, Inc. ..................... 30,211 37,207,868
578,466,746
a
Air Freight & Logistics  —  0 .1%
CH Robinson Worldwide, Inc. ................ 302,176 23,007,681
Expeditors International of Washington, Inc.
(b)
...... 69,492 8,448,142
United Parcel Service, Inc. , Class B ............ 679,604 101,009,543
132,465,366
a
Automobiles  —  1 .8%
Tesla, Inc.
(a) (b)
........................... 9,347,920 1,643,270,857
a
Banks  —  0 .1%
First Citizens BancShares, Inc. , Class A
(b)
........ 3,980 6,507,300
NU Holdings, Ltd. , Class A
(a)
................. 5,423,175 64,698,478
71,205,778
a
Beverages  —  1 .4%
Boston Beer Co., Inc. (The) , Class A , NVS
(a)
....... 29,278 8,912,809
Brown-Forman Corp. , Class A ................ 130,084 6,887,948
Brown-Forman Corp. , Class B , NVS ............ 492,125 25,403,492
Celsius Holdings, Inc.
(a) (b)
.................... 486,169 40,313,133
Coca-Cola Co. (The) ...................... 6,544,777 400,409,457
Constellation Brands, Inc. , Class A ............. 54,071 14,694,335
Monster Beverage Corp.
(a)
................... 2,519,796 149,373,507
PepsiCo, Inc. ........................... 3,225,151 564,433,677
1,210,428,358
a
Biotechnology  —  2 .3%
AbbVie, Inc. ............................ 5,978,614 1,088,705,609
Alnylam Pharmaceuticals, Inc.
(a) (b)
.............. 340,798 50,932,261
Amgen, Inc. ............................ 1,230,662 349,901,820
Apellis Pharmaceuticals, Inc.
(a) (b)
............... 341,063 20,047,683
BioMarin Pharmaceutical, Inc.
(a)
............... 73,928 6,456,872
Exact Sciences Corp.
(a) (b)
.................... 207,388 14,322,215
Exelixis, Inc.
(a)
........................... 792,204 18,799,001
Incyte Corp.
(a)
........................... 458,740 26,134,418
Ionis Pharmaceuticals, Inc.
(a) (b)
................ 410,367 17,789,409
Natera, Inc.
(a) (b)
.......................... 368,252 33,680,328
Neurocrine Biosciences, Inc.
(a)
................ 327,084 45,111,425
Regeneron Pharmaceuticals, Inc.
(a)
............. 23,806 22,913,037
Roivant Sciences, Ltd.
(a)
.................... 1,135,998 11,973,419
Sarepta Therapeutics, Inc.
(a) (b)
................ 301,148 38,986,620
Ultragenyx Pharmaceutical, Inc.
(a) (b)
............. 265,191 12,381,768
Vertex Pharmaceuticals, Inc.
(a)
................ 798,577 333,813,172
2,091,949,057
a
Broadline Retail  —  6 .3%
Amazon.com, Inc.
(a) (b)
...................... 30,524,085 5,505,934,452
Coupang, Inc.
(a) (b)
......................... 3,698,831 65,802,204
eBay, Inc. .............................. 110,960 5,856,469
Etsy, Inc.
(a)
............................. 230,485 15,838,929
Ollie's Bargain Outlet Holdings, Inc.
(a) (b)
.......... 66,251 5,271,592
5,598,703,646
a
Security Shares Value
a
Building Products  —  0 .2%
A O Smith Corp. ......................... 43,923 $ 3,929,352
Advanced Drainage Systems, Inc.
(b)
............ 228,838 39,415,057
Allegion PLC ............................ 273,437 36,834,698
Armstrong World Industries, Inc. ............... 43,725 5,431,519
Trane Technologies PLC .................... 227,520 68,301,504
Trex Co., Inc.
(a) (b)
......................... 365,421 36,450,745
190,362,875
a
Capital Markets  —  1 .2%
Ameriprise Financial, Inc. ................... 339,255 148,742,962
Ares Management Corp. , Class A .............. 565,722 75,229,712
Blackstone, Inc. , NVS ...................... 2,414,041 317,132,566
Blue Owl Capital, Inc. , Class A ................ 222,831 4,202,593
FactSet Research Systems, Inc. ............... 129,581 58,880,311
Houlihan Lokey, Inc. , Class A ................. 12,281 1,574,301
KKR & Co., Inc. .......................... 551,117 55,431,348
LPL Financial Holdings, Inc. .................. 255,153 67,411,423
MarketAxess Holdings, Inc. .................. 124,871 27,377,967
Moody's Corp. ........................... 490,203 192,664,485
Morningstar, Inc. ......................... 86,746 26,749,864
MSCI, Inc. , Class A ....................... 130,000 72,858,500
S&P Global, Inc. ......................... 89,779 38,196,475
TPG, Inc. , Class A ........................ 70,305 3,142,633
Tradeweb Markets, Inc. , Class A
(b)
............. 133,282 13,883,986
XP, Inc. , Class A ......................... 92,243 2,366,955
1,105,846,081
a
Chemicals  —  0 .6%
Axalta Coating Systems Ltd.
(a)
................ 79,239 2,725,029
Ecolab, Inc. ............................ 654,620 151,151,758
FMC Corp. ............................. 62,304 3,968,765
Ginkgo Bioworks Holdings, Inc. , Class A
(a) (b)
....... 423,593 491,368
Linde PLC ............................. 155,034 71,985,387
PPG Industries, Inc. ....................... 198,702 28,791,920
RPM International, Inc. ..................... 81,275 9,667,661
Scotts Miracle-Gro Co. (The) , Class A ........... 138,163 10,305,578
Sherwin-Williams Co. (The) .................. 671,111 233,096,984
512,184,450
a
Commercial Services & Supplies  —  0 .8%
Cintas Corp. ............................ 261,134 179,406,892
Copart, Inc.
(a) (b)
.......................... 2,905,348 168,277,756
MSA Safety, Inc. ......................... 20,846 4,035,577
RB Global, Inc.
(b)
......................... 468,350 35,674,219
Rollins, Inc. ............................. 861,651 39,868,592
Tetra Tech, Inc. .......................... 32,098 5,928,822
Waste Management, Inc. .................... 1,238,491 263,984,357
697,176,215
a
Communications Equipment  —  0 .5%
Arista Networks, Inc.
(a) (b)
.................... 849,238 246,262,035
Motorola Solutions, Inc. .................... 514,788 182,739,444
Ubiquiti, Inc. ............................ 11,717 1,357,415
430,358,894
a
Construction & Engineering  —  0 .1%
EMCOR Group, Inc. ....................... 54,274 19,006,755
Quanta Services, Inc. ...................... 127,587 33,147,103
Valmont Industries, Inc. ..................... 4,591 1,048,033
WillScot Mobile Mini Holdings Corp. , Class A
(a)
..... 165,858 7,712,397
60,914,288
a

iShares
®
Russell 1000 Growth ETF
Schedule of Investments
(continued)
March 31, 2024
(Percentages shown are based on Net Assets)
25
Schedule of Investments
Security Shares Value
a
Construction Materials  —  0 .1%
Eagle Materials, Inc. ....................... 77,397 $ 21,032,635
Vulcan Materials Co. ...................... 98,454 26,870,065
47,902,700
a
Consumer Finance  —  0 .2%
American Express Co. ..................... 644,601 146,769,202
SLM Corp. ............................. 296,950 6,470,540
153,239,742
a
Consumer Staples Distribution & Retail  —  1 .9%
Albertsons Companies, Inc. , Class A ............ 119,938 2,571,471
BJ's Wholesale Club Holdings, Inc.
(a) (b)
........... 154,039 11,653,050
Casey's General Stores, Inc. ................. 17,915 5,705,032
Costco Wholesale Corp. .................... 1,501,001 1,099,678,363
Dollar General Corp. ...................... 741,878 115,777,481
Maplebear, Inc.
(a) (b)
........................ 49,012 1,827,657
Performance Food Group Co.
(a)
............... 241,080 17,994,211
Sysco Corp. ............................ 1,686,466 136,907,310
Target Corp. ............................ 1,558,168 276,122,951
1,668,237,526
a
Containers & Packaging  —  0 .1%
Ardagh Metal Packaging SA ................. 446,386 1,531,104
Avery Dennison Corp. ...................... 88,949 19,857,864
Graphic Packaging Holding Co. ............... 545,243 15,910,191
Sealed Air Corp. ......................... 269,907 10,040,540
47,339,699
a
Distributors  —  0 .1%
Pool Corp. ............................. 128,606 51,892,521
a
Diversified Consumer Services  —  0 .0%
Bright Horizons Family Solutions, Inc.
(a) (b)
......... 23,911 2,710,551
Grand Canyon Education, Inc.
(a) (b)
.............. 28,183 3,838,806
H&R Block, Inc. .......................... 329,296 16,171,727
Service Corp. International .................. 181,268 13,451,898
36,172,982
a
Diversified Telecommunication Services  —  0 .0%
Iridium Communications, Inc. ................. 390,670 10,219,927
a
Electrical Equipment  —  0 .2%
ChargePoint Holdings, Inc. , Class A
(a) (b)
.......... 1,205,528 2,290,503
Hubbell, Inc. ............................ 82,364 34,185,178
Rockwell Automation, Inc. ................... 389,069 113,347,472
Vertiv Holdings Co. , Class A
(b)
................ 84,549 6,905,117
156,728,270
a
Electronic Equipment, Instruments & Components  —  0 .3%
Amphenol Corp. , Class A ................... 990,381 114,240,449
CDW Corp. ............................. 431,105 110,268,037
Jabil, Inc.
(b)
............................. 268,566 35,974,416
Keysight Technologies, Inc.
(a)
................. 153,448 23,996,198
Vontier Corp.
(b)
.......................... 176,023 7,984,403
Zebra Technologies Corp. , Class A
(a)
............ 30,857 9,301,534
301,765,037
a
Energy Equipment & Services  —  0 .0%
Halliburton Co. .......................... 610,406 24,062,205
a
Entertainment  —  1 .2%
Live Nation Entertainment, Inc.
(a) (b)
............. 118,367 12,519,678
Netflix, Inc.
(a)
............................ 1,446,292 878,376,520
Playtika Holding Corp. ..................... 66,915 471,751
ROBLOX Corp. , Class A
(a)
................... 1,591,105 60,748,389
Roku, Inc. , Class A
(a) (b)
..................... 51,178 3,335,270
Spotify Technology SA
(a)
.................... 474,647 125,259,343
Security Shares Value
a
Entertainment (continued)
TKO Group Holdings, Inc. , Class A ............. 209,109 $ 18,069,109
1,098,780,060
a
Financial Services  —  4 .1%
Apollo Global Management, Inc. ............... 1,766,620 198,656,419
Block, Inc. , Class A
(a) (b)
..................... 694,719 58,759,333
Corpay, Inc.
(a)
........................... 221,311 68,283,296
Equitable Holdings, Inc. .................... 1,143,797 43,475,724
Euronet Worldwide, Inc.
(a)
................... 78,988 8,683,151
Fiserv, Inc.
(a)
............................ 554,932 88,689,232
Jack Henry & Associates, Inc. ................ 77,212 13,414,041
Mastercard, Inc. , Class A .................... 2,812,976 1,354,644,852
PayPal Holdings, Inc.
(a)
..................... 3,309,053 221,673,460
Rocket Companies, Inc. , Class A
(a) (b)
............ 150,093 2,183,853
Shift4 Payments, Inc. , Class A
(a) (b)
.............. 181,892 12,017,604
Toast, Inc. , Class A
(a) (b)
..................... 1,240,993 30,925,546
UWM Holdings Corp. , Class A ................ 111,201 807,319
Visa, Inc. , Class A ........................ 5,404,311 1,508,235,114
Western Union Co. (The) ................... 168,976 2,362,285
WEX, Inc.
(a) (b)
............................ 65,509 15,560,353
3,628,371,582
a
Food Products  —  0 .1%
Freshpet, Inc.
(a)
.......................... 42,032 4,869,828
Hershey Co. (The) ........................ 375,589 73,052,060
Lamb Weston Holdings, Inc. ................. 463,099 49,333,936
127,255,824
a
Ground Transportation  —  1 .1%
Avis Budget Group, Inc. .................... 23,486 2,876,096
CSX Corp. ............................. 746,046 27,655,925
JB Hunt Transport Services, Inc. .............. 54,264 10,812,102
Landstar System, Inc. ...................... 95,263 18,362,896
Lyft, Inc. , Class A
(a)
........................ 1,182,168 22,874,951
Old Dominion Freight Line, Inc.
(b)
.............. 621,920 136,393,275
Saia, Inc.
(a)
............................. 9,789 5,726,565
Uber Technologies, Inc.
(a)
................... 6,667,101 513,300,106
U-Haul Holding Co.
(a)
...................... 11,512 777,520
U-Haul Holding Co. , Series N , NVS
(b)
........... 129,244 8,617,990
Union Pacific Corp. ....................... 883,866 217,369,165
964,766,591
a
Health Care Equipment & Supplies  —  1 .7%
Abbott Laboratories ....................... 369,470 41,993,960
Align Technology, Inc.
(a)
..................... 258,561 84,787,323
Dexcom, Inc.
(a)
.......................... 1,309,682 181,652,893
Edwards Lifesciences Corp.
(a) (b)
............... 2,039,351 194,880,382
GE HealthCare Technologies, Inc.
(b)
............ 107,307 9,755,279
Globus Medical, Inc. , Class A
(a) (b)
.............. 112,762 6,048,554
IDEXX Laboratories, Inc.
(a)
................... 278,841 150,554,621
Inspire Medical Systems, Inc.
(a) (b)
.............. 98,607 21,179,798
Insulet Corp.
(a)
........................... 233,968 40,102,115
Intuitive Surgical, Inc.
(a)
..................... 1,183,205 472,205,283
Masimo Corp.
(a) (b)
......................... 146,308 21,485,330
Novocure Ltd.
(a)
.......................... 351,162 5,488,662
Penumbra, Inc.
(a) (b)
........................ 122,195 27,271,480
ResMed, Inc. ........................... 491,590 97,349,568
Shockwave Medical, Inc.
(a) (b)
................. 122,455 39,875,022
Stryker Corp. ........................... 305,678 109,392,986
Tandem Diabetes Care, Inc.
(a) (b)
............... 28,995 1,026,713
1,505,049,969
a
Health Care Providers & Services  —  2 .1%
agilon health, Inc.
(a) (b)
...................... 870,037 5,307,226
Cardinal Health, Inc. ....................... 426,342 47,707,670
Cencora, Inc. ........................... 569,277 138,328,618

Schedule of Investments
(continued)
March 31, 2024
iShares
®
Russell 1000 Growth ETF
(Percentages shown are based on Net Assets)
26
2024
iShares Annual Report to Shareholders
Security Shares Value
a
Health Care Providers & Services (continued)
Chemed Corp. ........................... 35,512 $ 22,796,218
Cigna Group (The) ........................ 73,087 26,544,467
DaVita, Inc.
(a) (b)
.......................... 182,742 25,227,533
Elevance Health, Inc. ...................... 106,518 55,233,844
Encompass Health Corp. ................... 22,450 1,853,921
HCA Healthcare, Inc. ...................... 139,073 46,385,018
Humana, Inc. ........................... 179,660 62,291,715
McKesson Corp. ......................... 171,821 92,242,104
Molina Healthcare, Inc.
(a)
.................... 106,395 43,710,258
UnitedHealth Group, Inc. .................... 2,648,517 1,310,221,360
1,877,849,952
a
Health Care Technology  —  0 .1%
Certara, Inc.
(a) (b)
.......................... 144,645 2,586,252
Doximity, Inc. , Class A
(a) (b)
................... 172,760 4,648,972
Veeva Systems, Inc. , Class A
(a)
............... 490,345 113,608,033
120,843,257
a
Hotels, Restaurants & Leisure  —  2 .9%
Airbnb, Inc. , Class A
(a)
...................... 1,402,590 231,371,246
Booking Holdings, Inc. ..................... 118,182 428,750,114
Caesars Entertainment, Inc.
(a) (b)
............... 281,584 12,316,484
Cava Group, Inc.
(a) (b)
....................... 125,704 8,805,565
Chipotle Mexican Grill, Inc.
(a)
................. 93,038 270,440,067
Choice Hotels International, Inc.
(b)
.............. 101,819 12,864,831
Churchill Downs, Inc. ...................... 239,982 29,697,772
Darden Restaurants, Inc. ................... 190,061 31,768,696
Domino's Pizza, Inc. ....................... 118,979 59,118,286
DoorDash, Inc. , Class A
(a)
................... 821,964 113,200,882
DraftKings, Inc. , Class A
(a) (b)
.................. 1,415,125 64,260,826
Expedia Group, Inc.
(a) (b)
..................... 329,562 45,397,165
Hilton Worldwide Holdings, Inc.
(b)
.............. 385,263 82,180,451
Las Vegas Sands Corp. .................... 1,160,025 59,973,293
Marriott International, Inc. , Class A ............. 812,635 205,035,937
McDonald's Corp. ........................ 1,020,448 287,715,314
Norwegian Cruise Line Holdings Ltd.
(a) (b)
......... 340,954 7,136,167
Planet Fitness, Inc. , Class A
(a) (b)
............... 136,104 8,524,194
Royal Caribbean Cruises Ltd.
(a) (b)
.............. 237,586 33,026,830
Starbucks Corp. .......................... 3,765,437 344,123,287
Texas Roadhouse, Inc. ..................... 225,497 34,832,522
Travel + Leisure Co. ....................... 112,508 5,508,392
Vail Resorts, Inc. ......................... 12,426 2,768,886
Wendy's Co. (The) ........................ 579,979 10,926,804
Wingstop, Inc.
(b)
.......................... 101,070 37,032,048
Wyndham Hotels & Resorts, Inc. .............. 19,995 1,534,616
Wynn Resorts Ltd. ........................ 21,206 2,167,889
Yum! Brands, Inc. ........................ 831,224 115,249,208
2,545,727,772
a
Household Durables  —  0 .0%
NVR, Inc.
(a)
............................. 897 7,265,664
Tempur Sealy International, Inc. ............... 113,323 6,439,013
TopBuild Corp.
(a) (b)
........................ 6,865 3,025,611
16,730,288
a
Household Products  —  0 .6%
Church & Dwight Co., Inc. ................... 741,054 77,299,343
Clorox Co. (The) ......................... 417,485 63,921,128
Kimberly-Clark Corp. ...................... 1,073,689 138,881,672
Procter & Gamble Co. (The) ................. 1,499,522 243,297,445
523,399,588
a
Security Shares Value
a
Independent Power and Renewable Electricity Producers  —  0 .1%
AES Corp. (The) ......................... 1,377,237 $ 24,693,859
Vistra Corp. ............................ 359,555 25,043,006
49,736,865
a
Industrial Conglomerates  —  0 .1%
Honeywell International, Inc. ................. 290,132 59,549,593
a
Insurance  —  0 .8%
Arch Capital Group Ltd.
(a) (b)
.................. 168,878 15,611,082
Arthur J Gallagher & Co. .................... 39,786 9,948,091
Brighthouse Financial, Inc.
(a) (b)
................ 22,724 1,171,195
Brown & Brown, Inc. ....................... 312,272 27,336,291
Everest Group Ltd. ........................ 19,694 7,828,365
Kinsale Capital Group, Inc.
(b)
................. 73,548 38,593,578
Lincoln National Corp. ..................... 50,906 1,625,429
Marsh & McLennan Companies, Inc. ............ 1,343,130 276,657,917
Primerica, Inc. ........................... 78,800 19,933,248
Progressive Corp. (The) .................... 1,482,950 306,703,719
RenaissanceRe Holdings Ltd. ................ 46,355 10,894,816
RLI Corp. .............................. 29,777 4,420,991
Ryan Specialty Holdings, Inc. , Class A
(b)
......... 325,990 18,092,445
Willis Towers Watson PLC ................... 44,483 12,232,825
751,049,992
a
Interactive Media & Services  —  10 .5%
Alphabet, Inc. , Class A
(a)
.................... 20,133,251 3,038,711,573
Alphabet, Inc. , Class C , NVS
(a)
................ 17,005,394 2,589,241,291
Match Group, Inc.
(a) (b)
...................... 846,154 30,698,467
Meta Platforms, Inc. , Class A ................. 7,493,859 3,638,868,053
Pinterest, Inc. , Class A
(a) (b)
................... 1,994,210 69,139,261
ZoomInfo Technologies, Inc.
(a)
................ 539,823 8,653,363
9,375,312,008
a
IT Services  —  1 .5%
Accenture PLC , Class A .................... 2,140,695 741,986,294
Cloudflare, Inc. , Class A
(a) (b)
.................. 995,092 96,354,758
EPAM Systems, Inc.
(a)
...................... 187,834 51,872,238
Gartner, Inc.
(a)
........................... 255,902 121,980,806
Globant SA
(a)
............................ 139,145 28,093,376
GoDaddy, Inc. , Class A
(a)
.................... 288,872 34,283,329
MongoDB, Inc. , Class A
(a) (b)
.................. 229,178 82,192,398
Okta, Inc. , Class A
(a)
....................... 32,170 3,365,625
Snowflake, Inc. , Class A
(a)
................... 1,064,754 172,064,246
Twilio, Inc. , Class A
(a)
...................... 93,530 5,719,360
VeriSign, Inc.
(a)
.......................... 16,057 3,042,962
1,340,955,392
a
Leisure Products  —  0 .0%
Brunswick Corp. ......................... 19,021 1,835,907
Peloton Interactive, Inc. , Class A
(a) (b)
............ 1,132,993 4,854,875
Polaris, Inc. ............................. 15,876 1,589,505
YETI Holdings, Inc.
(a) (b)
..................... 290,466 11,197,464
19,477,751
a
Life Sciences Tools & Services  —  1 .3%
10X Genomics, Inc. , Class A
(a) (b)
............... 307,255 11,531,280
Agilent Technologies, Inc. ................... 807,478 117,496,124
Bio-Techne Corp.
(b)
........................ 494,117 34,780,896
Bruker Corp.
(b)
........................... 338,940 31,840,024
ICON PLC
(a)
............................ 41,282 13,868,688
Illumina, Inc.
(a)
........................... 159,538 21,907,758
IQVIA Holdings, Inc.
(a)
...................... 571,144 144,436,606
Maravai LifeSciences Holdings, Inc. , Class A
(a)
..... 212,857 1,845,470
Medpace Holdings, Inc.
(a)
................... 78,840 31,863,186
Mettler-Toledo International, Inc.
(a)
............. 72,449 96,450,629
Repligen Corp.
(a) (b)
........................ 82,180 15,114,546

iShares
®
Russell 1000 Growth ETF
Schedule of Investments
(continued)
March 31, 2024
(Percentages shown are based on Net Assets)
27
Schedule of Investments
Security Shares Value
a
Life Sciences Tools & Services (continued)
Sotera Health Co.
(a) (b)
...................... 293,706 $ 3,527,409
Thermo Fisher Scientific, Inc. ................. 805,135 467,952,513
Waters Corp.
(a) (b)
......................... 197,705 68,055,992
West Pharmaceutical Services, Inc. ............ 250,567 99,151,867
1,159,822,988
a
Machinery  —  1 .3%
Allison Transmission Holdings, Inc. ............. 29,527 2,396,411
Caterpillar, Inc. .......................... 1,296,456 475,060,372
Deere & Co. ............................ 816,259 335,270,222
Donaldson Co., Inc. ....................... 168,191 12,560,504
Graco, Inc. ............................. 231,059 21,594,774
IDEX Corp. ............................. 20,513 5,005,582
Illinois Tool Works, Inc. ..................... 826,482 221,769,915
Lincoln Electric Holdings, Inc. ................ 176,621 45,116,068
Otis Worldwide Corp. ...................... 81,645 8,104,899
Toro Co. (The) ........................... 351,354 32,194,567
Xylem, Inc. ............................. 94,507 12,214,085
1,171,287,399
a
Media  —  0 .3%
Cable One, Inc. .......................... 1,337 565,725
Charter Communications, Inc. , Class A
(a) (b)
........ 341,096 99,132,731
Liberty Broadband Corp. , Class A
(a) (b)
............ 11,407 651,568
Liberty Broadband Corp. , Class C , NVS
(a) (b)
....... 80,675 4,617,030
Nexstar Media Group, Inc. ................... 39,243 6,761,176
Trade Desk, Inc. (The) , Class A
(a) (b)
............. 1,492,173 130,445,764
242,173,994
a
Metals & Mining  —  0 .0%
Southern Copper Corp. ..................... 288,657 30,747,744
a
Oil, Gas & Consumable Fuels  —  0 .5%
Antero Midstream Corp. .................... 379,015 5,328,951
APA Corp. ............................. 925,489 31,818,312
Cheniere Energy, Inc. ...................... 811,444 130,869,688
Hess Corp. ............................. 523,619 79,925,204
New Fortress Energy, Inc. , Class A
(b)
............ 216,755 6,630,535
ONEOK, Inc. ............................ 108,073 8,664,212
Ovintiv, Inc. ............................. 381,782 19,814,486
Targa Resources Corp. ..................... 752,521 84,274,827
Texas Pacific Land Corp. .................... 62,421 36,111,173
403,437,388
a
Passenger Airlines  —  0 .0%
American Airlines Group, Inc.
(a)
................ 806,618 12,381,586
Delta Air Lines, Inc. ....................... 109,617 5,247,366
17,628,952
a
Personal Care Products  —  0 .1%
Estee Lauder Companies, Inc. (The) , Class A ...... 245,282 37,810,220
Kenvue, Inc. ............................ 1,986,154 42,622,865
80,433,085
a
Pharmaceuticals  —  3 .0%
Eli Lilly & Co. ........................... 2,867,156 2,230,532,682
Jazz Pharmaceuticals PLC
(a)
................. 105,841 12,745,373
Merck & Co., Inc. ......................... 1,583,440 208,934,908
Zoetis, Inc. , Class A ....................... 1,568,047 265,329,233
2,717,542,196
a
Professional Services  —  0 .9%
Automatic Data Processing, Inc. ............... 1,202,176 300,231,434
Booz Allen Hamilton Holding Corp. , Class A ....... 437,609 64,958,680
Broadridge Financial Solutions, Inc. ............ 330,727 67,752,733
Dayforce, Inc.
(a) (b)
......................... 42,458 2,811,144
Security Shares Value
a
Professional Services (continued)
Equifax, Inc. ............................ 284,673 $ 76,155,721
FTI Consulting, Inc.
(a)
...................... 20,612 4,334,498
Genpact Ltd. ............................ 149,395 4,922,565
KBR, Inc. .............................. 164,765 10,488,940
Paychex, Inc. ........................... 1,091,169 133,995,553
Paycom Software, Inc. ..................... 173,598 34,547,738
Paycor HCM, Inc.
(a) (b)
...................... 99,412 1,932,569
Paylocity Holding Corp.
(a) (b)
.................. 142,138 24,427,837
Verisk Analytics, Inc. ....................... 483,159 113,895,071
840,454,483
a
Real Estate Management & Development  —  0 .1%
CoStar Group, Inc.
(a)
....................... 587,137 56,717,434
a
Residential REITs  —  0 .0%
Equity LifeStyle Properties, Inc. ............... 194,681 12,537,456
Sun Communities, Inc. ..................... 89,695 11,532,983
UDR, Inc. .............................. 61,545 2,302,399
26,372,838
a
Retail REITs  —  0 .0%
Simon Property Group, Inc. .................. 238,565 37,333,037
a
Semiconductors & Semiconductor Equipment  —  13 .6%
Advanced Micro Devices, Inc.
(a) (b)
.............. 3,089,968 557,708,324
Allegro MicroSystems, Inc.
(a) (b)
................ 251,729 6,786,614
Applied Materials, Inc. ..................... 2,392,020 493,306,285
Broadcom, Inc. .......................... 1,460,629 1,935,932,283
Enphase Energy, Inc.
(a) (b)
.................... 449,237 54,348,692
Entegris, Inc.
(b)
.......................... 26,002 3,654,321
KLA Corp. .............................. 458,066 319,991,166
Lam Research Corp. ...................... 422,217 410,213,371
Lattice Semiconductor Corp.
(a) (b)
............... 458,485 35,867,281
Microchip Technology, Inc. ................... 1,282,639 115,065,545
Monolithic Power Systems, Inc. ............... 155,589 105,399,100
NVIDIA Corp. ........................... 8,050,318 7,273,945,332
QUALCOMM, Inc. ........................ 3,295,856 557,988,421
Teradyne, Inc.
(b)
.......................... 436,772 49,280,985
Texas Instruments, Inc. ..................... 1,254,758 218,591,391
Universal Display Corp. .................... 70,641 11,899,476
12,149,978,587
a
Software  —  18 .3%
Adobe, Inc.
(a)
............................ 1,529,708 771,890,657
ANSYS, Inc.
(a)
........................... 242,421 84,158,874
AppLovin Corp. , Class A
(a) (b)
.................. 180,926 12,523,698
Atlassian Corp. , Class A
(a) (b)
.................. 524,906 102,414,410
Autodesk, Inc.
(a)
.......................... 727,781 189,528,728
Bentley Systems, Inc. , Class B
(b)
............... 608,530 31,777,437
Cadence Design Systems, Inc.
(a) (b)
............. 915,678 285,032,248
Confluent, Inc. , Class A
(a) (b)
.................. 648,244 19,784,407
Crowdstrike Holdings, Inc. , Class A
(a)
............ 722,761 231,709,949
Datadog, Inc. , Class A
(a) (b)
................... 943,035 116,559,126
DocuSign, Inc.
(a)
......................... 682,046 40,615,839
DoubleVerify Holdings, Inc.
(a) (b)
................ 475,989 16,735,773
Dropbox, Inc. , Class A
(a)
.................... 776,534 18,869,776
Dynatrace, Inc.
(a)
......................... 873,891 40,583,498
Elastic NV
(a)
............................ 271,744 27,239,619
Fair Isaac Corp.
(a)
......................... 82,024 102,498,011
Five9, Inc.
(a) (b)
........................... 244,493 15,185,460
Fortinet, Inc.
(a)
........................... 2,178,476 148,811,696
Gen Digital, Inc. .......................... 289,327 6,480,925
Gitlab, Inc. , Class A
(a) (b)
..................... 307,629 17,940,923
HashiCorp, Inc. , Class A
(a) (b)
.................. 223,267 6,017,046
HubSpot, Inc.
(a) (b)
......................... 156,926 98,323,555

Schedule of Investments
(continued)
March 31, 2024
iShares
®
Russell 1000 Growth ETF
(Percentages shown are based on Net Assets)
28
2024
iShares Annual Report to Shareholders
Security Shares Value
a
Software (continued)
Informatica, Inc. , Class A
(a) (b)
................. 10,579 $ 370,265
Intuit, Inc. .............................. 925,511 601,582,150
Manhattan Associates, Inc.
(a)
................. 208,187 52,094,633
Microsoft Corp. .......................... 25,214,507 10,608,247,385
nCino, Inc.
(a) (b)
........................... 20,783 776,868
Nutanix, Inc. , Class A
(a)
..................... 199,237 12,296,908
Oracle Corp. ............................ 2,148,255 269,842,310
Palantir Technologies, Inc. , Class A
(a)
........... 6,519,318 150,009,507
Palo Alto Networks, Inc.
(a) (b)
.................. 1,034,088 293,815,423
Pegasystems, Inc. ........................ 140,600 9,088,384
Procore Technologies, Inc.
(a) (b)
................ 269,310 22,129,203
PTC, Inc.
(a)
............................. 202,266 38,216,138
RingCentral, Inc. , Class A
(a) (b)
................. 286,043 9,937,134
Salesforce, Inc.
(b)
......................... 2,390,713 720,034,941
SentinelOne, Inc. , Class A
(a)
.................. 103,579 2,414,426
ServiceNow, Inc.
(a)
........................ 689,772 525,882,173
Smartsheet, Inc. , Class A
(a)
.................. 431,643 16,618,255
Synopsys, Inc.
(a)
......................... 514,580 294,082,470
Teradata Corp.
(a)
......................... 339,943 13,145,596
Tyler Technologies, Inc.
(a) (b)
.................. 106,354 45,201,513
UiPath, Inc. , Class A
(a) (b)
.................... 984,898 22,327,638
Unity Software, Inc.
(a) (b)
..................... 387,171 10,337,466
Workday, Inc. , Class A
(a)
.................... 679,787 185,411,904
Zscaler, Inc.
(a) (b)
.......................... 298,779 57,553,799
16,346,098,144
a
Specialized REITs  —  0 .7%
American Tower Corp. ..................... 1,577,148 311,628,674
Crown Castle, Inc. ........................ 153,616 16,257,181
Equinix, Inc. ............................ 158,745 131,017,011
Iron Mountain, Inc. ........................ 483,449 38,777,444
Lamar Advertising Co. , Class A ............... 226,219 27,012,811
Public Storage ........................... 308,297 89,424,628
SBA Communications Corp. , Class A ............ 36,329 7,872,494
621,990,243
a
Specialty Retail  —  3 .3%
AutoZone, Inc.
(a)
......................... 48,810 153,832,037
Best Buy Co., Inc. ........................ 89,372 7,331,185
Burlington Stores, Inc.
(a)
.................... 217,774 50,564,945
CarMax, Inc.
(a) (b)
.......................... 29,645 2,582,376
Dick's Sporting Goods, Inc. .................. 14,902 3,350,864
Five Below, Inc.
(a) (b)
........................ 184,680 33,497,258
Floor & Decor Holdings, Inc. , Class A
(a) (b)
......... 350,660 45,452,549
Home Depot, Inc. (The) .................... 3,388,460 1,299,813,256
Lowe's Companies, Inc. .................... 1,434,163 365,324,341
Murphy USA, Inc. ........................ 62,651 26,263,299
O'Reilly Automotive, Inc.
(a)
................... 169,784 191,665,762
RH
(a)
................................. 9,598 3,342,600
Ross Stores, Inc. ......................... 1,044,354 153,269,393
TJX Companies, Inc. (The) .................. 3,861,873 391,671,160
Tractor Supply Co. ........................ 365,881 95,758,375
Ulta Beauty, Inc.
(a) (b)
....................... 164,190 85,851,667
Security Shares Value
a
Specialty Retail (continued)
Valvoline, Inc.
(a)
.......................... 115,062 $ 5,128,313
Victoria's Secret & Co.
(a) (b)
................... 116,720 2,262,034
Wayfair, Inc. , Class A
(a) (b)
.................... 96,339 6,539,491
Williams-Sonoma, Inc. ..................... 28,110 8,925,768
2,932,426,673
a
Technology Hardware, Storage & Peripherals  —  9 .6%
Apple, Inc. ............................. 49,411,266 8,473,043,894
HP, Inc. ............................... 590,321 17,839,501
NetApp, Inc. ............................ 283,393 29,747,763
Pure Storage, Inc. , Class A
(a)
................. 763,491 39,693,897
8,560,325,055
a
Textiles, Apparel & Luxury Goods  —  0 .5%
Birkenstock Holding PLC
(a) (b)
................. 28,741 1,358,012
Crocs, Inc.
(a)
............................ 205,378 29,533,357
Deckers Outdoor Corp.
(a) (b)
................... 86,608 81,520,646
Lululemon Athletica, Inc.
(a)
................... 376,809 147,200,436
Nike, Inc. , Class B ........................ 2,121,411 199,370,206
Skechers USA, Inc. , Class A
(a)
................ 32,636 1,999,281
Tapestry, Inc. ............................ 50,594 2,402,203
463,384,141
a
Trading Companies & Distributors  —  0 .4%
Fastenal Co. ............................ 1,448,141 111,709,597
Ferguson PLC ........................... 37,306 8,148,749
SiteOne Landscape Supply, Inc.
(a) (b)
............. 47,894 8,359,898
United Rentals, Inc. ....................... 47,501 34,253,446
Watsco, Inc. ............................ 28,354 12,248,077
WW Grainger, Inc. ........................ 149,546 152,133,146
326,852,913
a
Total Long-Term Investments — 99.8%
(Cost: $ 57,377,116,281 ) .............................. 89,010,756,998
a
Short-Term Securities
Money Market Funds  —  0 .8%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.50%
(c) (d) (e)
...................... 589,858,004 590,093,947
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.29%
(c) (d)
............................ 130,436,818 130,436,818
a
Total Short-Term Securities — 0.8%
(Cost: $ 720,004,044 ) ................................ 720,530,765
Total Investments — 100.6%
(Cost: $ 58,097,120,325 ) .............................. 89,731,287,763
Liabilities in Excess of Other Assets — ( 0 .6 ) % ............... (558,463,901)
Net Assets — 100.0% ................................. $ 89,172,823,862
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

iShares
®
Russell 1000 Growth ETF
Schedule of Investments
(continued)
March 31, 2024
29
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended March 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/24
  Shares Held
at 03/31/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 1,194,613,409  $ —  $ (604,687,198)
(a)
$ 326,413  $ (158,677) $ 590,093,947  589,858,004  $ 3,257,983
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 90,622,505  39,814,313
(a)
—  —  —  130,436,818  130,436,818  5,735,240  —
$ 326,413  $ (158,677)
$ 720,530,765
$ 8,993,223  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Russell 1000 Growth Index .......................................................... 889 06/21/24 $ 152,730 $ 3,281,459
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 3,281,459 $ — $ — $ — $ 3,281,459
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ 38,293,311 $ — $ — $ — $ 38,293,311
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ (5,326,465) $ — $ — $ — $ (5,326,465)

Schedule of Investments
(continued)
March 31, 2024
iShares
®
Russell 1000 Growth ETF
30
2024
iShares Annual Report to Shareholders
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Futures contracts
Average notional value of contracts — long ................................................................................... $ 108,982,304
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 89,010,756,998  $ —  $ —  $ 89,010,756,998
Short-Term Securities
Money Market Funds ...................................... 720,530,765  —  —  720,530,765
$ 89,731,287,763  $ —  $ —  $ 89,731,287,763
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 3,281,459  $ —  $ —  $ 3,281,459
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
Russell 1000 Value ETF
Schedule of Investments
March 31, 2024
(Percentages shown are based on Net Assets)
31
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  3 .4%
Boeing Co. (The)
(a)
........................ 1,252,981 $ 241,812,803
BWX Technologies, Inc. .................... 193,830 19,890,835
Curtiss-Wright Corp. ....................... 98,161 25,123,326
General Dynamics Corp. .................... 627,553 177,277,447
General Electric Co. ....................... 2,780,116 487,993,761
HEICO Corp.
(b)
.......................... 11,234 2,145,694
HEICO Corp. , Class A ...................... 21,418 3,297,087
Hexcel Corp. ............................ 215,669 15,711,487
Howmet Aerospace, Inc. .................... 971,902 66,507,254
Huntington Ingalls Industries, Inc. .............. 100,655 29,337,913
L3Harris Technologies, Inc. .................. 484,838 103,318,978
Mercury Systems, Inc.
(a) (b)
................... 137,778 4,064,451
Northrop Grumman Corp. ................... 341,955 163,680,180
RTX Corp. ............................. 3,687,704 359,661,771
Spirit AeroSystems Holdings, Inc. , Class A
(a)
....... 265,558 9,578,677
Textron, Inc. ............................ 501,424 48,101,604
TransDigm Group, Inc. ..................... 112,851 138,987,292
Woodward, Inc. .......................... 153,674 23,684,237
1,920,174,797
a
Air Freight & Logistics  —  0 .8%
CH Robinson Worldwide, Inc. ................ 66,480 5,061,787
Expeditors International of Washington, Inc.
(b)
...... 320,428 38,954,432
FedEx Corp. ............................ 594,566 172,269,553
GXO Logistics, Inc.
(a)
...................... 302,610 16,268,314
United Parcel Service, Inc. , Class B ............ 1,342,631 199,555,245
432,109,331
a
Automobile Components  —  0 .2%
Aptiv PLC
(a)
............................. 693,673 55,251,055
BorgWarner, Inc. ......................... 598,411 20,788,798
Gentex Corp. ........................... 604,028 21,817,491
Lear Corp. ............................. 149,327 21,634,496
Phinia, Inc. ............................. 123,492 4,745,798
QuantumScape Corp. , Class A
(a) (b)
............. 868,567 5,463,286
129,700,924
a
Automobiles  —  0 .6%
Ford Motor Co. .......................... 10,060,119 133,598,382
General Motors Co. ....................... 2,952,598 133,900,319
Harley-Davidson, Inc. ...................... 323,704 14,158,813
Lucid Group, Inc.
(a) (b)
....................... 1,910,265 5,444,255
Rivian Automotive, Inc. , Class A
(a) (b)
............. 1,739,035 19,042,433
Thor Industries, Inc. ....................... 131,040 15,376,234
321,520,436
a
Banks  —  7 .4%
Bank of America Corp. ..................... 17,671,161 670,090,425
Bank OZK ............................. 275,683 12,532,549
BOK Financial Corp. ....................... 70,788 6,512,496
Citigroup, Inc. ........................... 4,903,957 310,126,241
Citizens Financial Group, Inc. ................ 1,193,601 43,315,780
Columbia Banking System, Inc. ............... 534,186 10,336,499
Comerica, Inc. ........................... 336,721 18,516,288
Commerce Bancshares, Inc. ................. 307,241 16,345,221
Cullen/Frost Bankers, Inc. ................... 152,968 17,219,608
East West Bancorp, Inc. .................... 358,338 28,348,119
Fifth Third Bancorp ....................... 1,739,477 64,725,939
First Citizens BancShares, Inc. , Class A .......... 24,803 40,552,905
First Hawaiian, Inc. ....................... 331,162 7,272,318
First Horizon Corp. ........................ 1,432,577 22,061,686
FNB Corp. ............................. 919,306 12,962,215
Huntington Bancshares, Inc. ................. 3,685,681 51,415,250
Security Shares Value
a
Banks (continued)
JPMorgan Chase & Co. .................... 7,402,470 $ 1,482,714,741
KeyCorp ............................... 2,384,653 37,701,364
M&T Bank Corp. ......................... 423,863 61,646,635
New York Community Bancorp, Inc. ............ 1,835,452 5,910,155
NU Holdings, Ltd. , Class A
(a)
................. 1,887,040 22,512,387
Pinnacle Financial Partners, Inc. ............... 192,672 16,546,671
PNC Financial Services Group, Inc. (The) ........ 1,021,063 165,003,781
Popular, Inc. ............................ 180,400 15,891,436
Prosperity Bancshares, Inc. .................. 223,199 14,682,030
Regions Financial Corp. .................... 2,367,970 49,822,089
Synovus Financial Corp. .................... 371,819 14,895,069
TFS Financial Corp. ....................... 127,990 1,607,554
Truist Financial Corp. ...................... 3,400,293 132,543,421
U.S. Bancorp ........................... 3,993,709 178,518,792
Webster Financial Corp. .................... 440,171 22,347,482
Wells Fargo & Co. ........................ 9,234,812 535,249,704
Western Alliance Bancorp ................... 276,648 17,758,035
Wintrust Financial Corp. .................... 156,178 16,303,421
Zions Bancorp NA ........................ 372,464 16,164,938
4,140,153,244
a
Beverages  —  1 .3%
Boston Beer Co., Inc. (The) , Class A , NVS
(a)
....... 2,052 624,670
Brown-Forman Corp. , Class A ................ 25,465 1,348,372
Brown-Forman Corp. , Class B , NVS ............ 98,819 5,101,037
Coca-Cola Co. (The) ...................... 5,033,734 307,963,846
Constellation Brands, Inc. , Class A ............. 371,567 100,977,048
Keurig Dr Pepper, Inc. ..................... 2,443,182 74,932,392
Molson Coors Beverage Co. , Class B ........... 447,453 30,091,214
PepsiCo, Inc. ........................... 1,091,634 191,046,866
712,085,445
a
Biotechnology  —  1 .6%
Alnylam Pharmaceuticals, Inc.
(a) (b)
.............. 63,938 9,555,534
Amgen, Inc. ............................ 438,355 124,633,094
Biogen, Inc.
(a)
........................... 369,263 79,624,181
BioMarin Pharmaceutical, Inc.
(a) (b)
.............. 423,265 36,967,965
Exact Sciences Corp.
(a)
..................... 299,140 20,658,608
Exelixis, Inc.
(a)
........................... 212,131 5,033,869
Gilead Sciences, Inc. ...................... 3,205,093 234,773,062
Incyte Corp.
(a)
........................... 125,517 7,150,703
Ionis Pharmaceuticals, Inc.
(a) (b)
................ 49,968 2,166,113
Moderna, Inc.
(a) (b)
......................... 852,080 90,797,645
Regeneron Pharmaceuticals, Inc.
(a)
............. 244,967 235,778,288
Roivant Sciences, Ltd.
(a)
.................... 50,903 536,518
United Therapeutics Corp.
(a) (b)
................ 115,511 26,535,187
Vertex Pharmaceuticals, Inc.
(a)
................ 56,349 23,554,445
897,765,212
a
Broadline Retail  —  0 .2%
eBay, Inc. .............................. 1,247,497 65,842,892
Etsy, Inc.
(a)
............................. 134,004 9,208,755
Kohl's Corp. ............................ 287,256 8,373,512
Macy's, Inc. ............................ 700,694 14,006,873
Nordstrom, Inc. .......................... 298,233 6,045,183
Ollie's Bargain Outlet Holdings, Inc.
(a) (b)
.......... 108,327 8,619,579
112,096,794
a
Building Products  —  1 .2%
A O Smith Corp. ......................... 278,395 24,905,217
Allegion PLC ............................ 16,541 2,228,238
Armstrong World Industries, Inc. ............... 80,720 10,027,038
AZEK Co., Inc. (The) , Class A
(a)
............... 369,140 18,538,211
Builders FirstSource, Inc.
(a)
.................. 310,818 64,821,094
Carlisle Companies, Inc. .................... 123,979 48,581,171

Schedule of Investments
(continued)
March 31, 2024
iShares
®
Russell 1000 Value ETF
(Percentages shown are based on Net Assets)
32
2024
iShares Annual Report to Shareholders
Security Shares Value
a
Building Products (continued)
Carrier Global Corp. ....................... 2,135,463 $ 124,134,464
Fortune Brands Innovations, Inc. .............. 325,212 27,535,701
Hayward Holdings, Inc.
(a) (b)
................... 337,721 5,170,508
Johnson Controls International PLC ............ 1,743,453 113,882,350
Lennox International, Inc. ................... 82,051 40,103,247
Masco Corp. ............................ 576,877 45,504,058
Owens Corning .......................... 227,455 37,939,494
Trane Technologies PLC .................... 411,470 123,523,294
686,894,085
a
Capital Markets  —  5 .4%
Affiliated Managers Group, Inc. ............... 85,856 14,378,304
Bank of New York Mellon Corp. (The) ........... 1,948,897 112,295,445
BlackRock, Inc.
(c)
......................... 381,169 317,780,595
Blue Owl Capital, Inc. , Class A ................ 995,134 18,768,227
Carlyle Group, Inc. (The) .................... 543,057 25,474,804
Cboe Global Markets, Inc. ................... 269,490 49,513,398
Charles Schwab Corp. (The) ................. 3,800,576 274,933,668
CME Group, Inc. , Class A ................... 920,623 198,200,926
Coinbase Global, Inc. , Class A
(a) (b)
.............. 438,943 116,372,568
Evercore, Inc. , Class A ..................... 90,894 17,505,275
Franklin Resources, Inc. .................... 770,209 21,650,575
Goldman Sachs Group, Inc. (The) ............. 808,862 337,853,569
Houlihan Lokey, Inc. , Class A ................. 119,656 15,338,703
Interactive Brokers Group, Inc. , Class A .......... 264,380 29,533,890
Intercontinental Exchange, Inc. ............... 1,451,432 199,470,300
Invesco Ltd. ............................ 936,779 15,541,164
Janus Henderson Group PLC ................ 345,921 11,377,342
Jefferies Financial Group, Inc. ................ 465,056 20,508,970
KKR & Co., Inc. .......................... 1,282,220 128,965,688
Lazard, Inc. ............................ 282,273 11,818,770
Moody's Corp. ........................... 35,767 14,057,504
Morgan Stanley .......................... 2,999,399 282,423,410
MSCI, Inc. , Class A ....................... 98,292 55,087,751
Nasdaq, Inc. ............................ 944,363 59,589,305
Northern Trust Corp. ....................... 518,344 46,091,148
Raymond James Financial, Inc. ............... 484,866 62,266,492
Robinhood Markets, Inc. , Class A
(a)
............. 1,615,992 32,529,919
S&P Global, Inc. ......................... 744,953 316,940,254
SEI Investments Co. ....................... 256,565 18,447,023
State Street Corp. ........................ 772,633 59,739,984
Stifel Financial Corp. ...................... 250,411 19,574,628
T Rowe Price Group, Inc. ................... 565,272 68,917,962
TPG, Inc. , Class A ........................ 130,251 5,822,220
Tradeweb Markets, Inc. , Class A
(b)
............. 191,609 19,959,909
Virtu Financial, Inc. , Class A .................. 224,728 4,611,418
XP, Inc. , Class A ......................... 760,401 19,511,890
3,022,852,998
a
Chemicals  —  2 .8%
Air Products and Chemicals, Inc. .............. 568,640 137,764,413
Albemarle Corp. ......................... 300,532 39,592,086
Ashland, Inc. ............................ 128,320 12,494,518
Axalta Coating Systems Ltd.
(a)
................ 510,907 17,570,092
Celanese Corp. .......................... 253,750 43,609,475
CF Industries Holdings, Inc. .................. 491,918 40,932,497
Chemours Co. (The) ....................... 380,390 9,989,041
Corteva, Inc. ............................ 1,808,272 104,283,046
Dow, Inc. .............................. 1,814,097 105,090,639
DuPont de Nemours, Inc. ................... 1,102,517 84,529,978
Eastman Chemical Co. ..................... 304,109 30,477,804
Ecolab, Inc. ............................ 141,342 32,635,868
Element Solutions, Inc. ..................... 572,829 14,309,268
FMC Corp. ............................. 273,366 17,413,414
Ginkgo Bioworks Holdings, Inc. , Class A
(a) (b)
....... 3,645,404 4,228,669
Security Shares Value
a
Chemicals (continued)
Huntsman Corp. ......................... 424,398 $ 11,047,080
International Flavors & Fragrances, Inc. .......... 654,344 56,267,041
Linde PLC ............................. 1,126,093 522,867,502
LyondellBasell Industries NV , Class A ........... 663,601 67,873,110
Mosaic Co. (The) ......................... 834,444 27,086,052
NewMarket Corp. ......................... 16,088 10,209,767
Olin Corp. .............................. 307,543 18,083,528
PPG Industries, Inc. ....................... 450,310 65,249,919
RPM International, Inc. ..................... 264,180 31,424,211
Sherwin-Williams Co. (The) .................. 101,765 35,346,038
Westlake Corp.
(b)
......................... 83,154 12,705,931
1,553,080,987
a
Commercial Services & Supplies  —  0 .5%
Cintas Corp. ............................ 24,451 16,798,570
Clean Harbors, Inc.
(a)
...................... 129,620 26,093,802
Driven Brands Holdings, Inc.
(a) (b)
............... 164,368 2,595,371
MSA Safety, Inc. ......................... 78,352 15,168,164
RB Global, Inc. .......................... 110,724 8,433,847
Republic Services, Inc. ..................... 529,394 101,347,187
Stericycle, Inc.
(a) (b)
........................ 236,955 12,499,376
Tetra Tech, Inc. .......................... 111,863 20,662,215
Veralto Corp. ............................ 562,586 49,878,875
Vestis Corp. ............................ 298,392 5,750,014
Waste Management, Inc. .................... 105,889 22,570,240
281,797,661
a
Communications Equipment  —  1 .1%
Ciena Corp.
(a)
........................... 370,447 18,318,604
Cisco Systems, Inc. ....................... 10,398,663 518,997,270
F5, Inc.
(a) (b)
............................. 150,983 28,624,867
Juniper Networks, Inc. ..................... 817,442 30,294,401
Lumentum Holdings, Inc.
(a) (b)
................. 170,665 8,080,988
Motorola Solutions, Inc. .................... 34,165 12,127,892
Ubiquiti, Inc. ............................ 1,680 194,628
Viasat, Inc.
(a) (b)
........................... 298,505 5,399,955
622,038,605
a
Construction & Engineering  —  0 .3%
AECOM ............................... 346,960 34,029,837
EMCOR Group, Inc. ....................... 77,723 27,218,594
MasTec, Inc.
(a)
........................... 161,059 15,018,752
MDU Resources Group, Inc. ................. 520,792 13,123,958
Quanta Services, Inc. ...................... 271,504 70,536,739
Valmont Industries, Inc. ..................... 49,588 11,319,949
WillScot Mobile Mini Holdings Corp. , Class A
(a)
..... 358,418 16,666,437
187,914,266
a
Construction Materials  —  0 .3%
Eagle Materials, Inc. ....................... 29,873 8,117,988
Martin Marietta Materials, Inc. ................ 158,211 97,132,061
Vulcan Materials Co. ...................... 264,831 72,277,677
177,527,726
a
Consumer Finance  —  1 .0%
Ally Financial, Inc. ........................ 694,812 28,202,419
American Express Co. ..................... 999,640 227,608,032
Capital One Financial Corp. .................. 971,698 144,676,115
Credit Acceptance Corp.
(a) (b)
.................. 16,196 8,932,904
Discover Financial Services .................. 639,366 83,814,489
OneMain Holdings, Inc. ..................... 287,986 14,713,205
SLM Corp. ............................. 346,055 7,540,538
SoFi Technologies, Inc.
(a) (b)
.................. 2,444,508 17,844,908
Synchrony Financial ....................... 1,037,496 44,736,828
578,069,438
a

iShares
®
Russell 1000 Value ETF
Schedule of Investments
(continued)
March 31, 2024
(Percentages shown are based on Net Assets)
33
Schedule of Investments
Security Shares Value
a
Consumer Staples Distribution & Retail  —  1 .8%
Albertsons Companies, Inc. , Class A ............ 978,937 $ 20,988,409
BJ's Wholesale Club Holdings, Inc.
(a) (b)
........... 222,818 16,856,182
Casey's General Stores, Inc. ................. 82,059 26,131,688
Dollar Tree, Inc.
(a) (b)
....................... 526,384 70,088,030
Grocery Outlet Holding Corp.
(a) (b)
............... 247,048 7,110,041
Kroger Co. (The) ......................... 1,672,428 95,545,812
Maplebear, Inc.
(a) (b)
........................ 16,364 610,213
Performance Food Group Co.
(a)
............... 208,210 15,540,794
U.S. Foods Holding Corp.
(a) (b)
................. 581,807 31,400,124
Walgreens Boots Alliance, Inc. ................ 1,838,317 39,873,096
Walmart, Inc. ............................ 10,980,946 660,723,521
984,867,910
a
Containers & Packaging  —  0 .6%
Amcor PLC ............................. 3,678,510 34,982,630
AptarGroup, Inc. ......................... 168,273 24,212,802
Ardagh Group SA ........................ 42,326 283,796
Ardagh Metal Packaging SA ................. 26,241 90,007
Avery Dennison Corp. ...................... 138,960 31,022,820
Ball Corp. .............................. 790,119 53,222,416
Berry Global Group, Inc. .................... 297,049 17,965,524
Crown Holdings, Inc. ...................... 272,432 21,592,960
Graphic Packaging Holding Co. ............... 366,930 10,707,017
International Paper Co. ..................... 885,671 34,558,882
Packaging Corp. of America ................. 227,005 43,081,009
Sealed Air Corp. ......................... 165,276 6,148,267
Silgan Holdings, Inc. ....................... 206,672 10,035,992
Sonoco Products Co. ...................... 250,367 14,481,227
Westrock Co. ........................... 649,264 32,106,105
334,491,454
a
Distributors  —  0 .2%
Genuine Parts Co. ........................ 359,449 55,689,434
LKQ Corp. ............................. 684,142 36,540,024
92,229,458
a
Diversified Consumer Services  —  0 .1%
ADT, Inc. .............................. 657,140 4,415,981
Bright Horizons Family Solutions, Inc.
(a) (b)
......... 129,107 14,635,570
Grand Canyon Education, Inc.
(a)
............... 56,140 7,646,829
H&R Block, Inc. .......................... 130,949 6,430,905
Mister Car Wash, Inc.
(a) (b)
.................... 189,011 1,464,835
Service Corp. International .................. 233,841 17,353,341
51,947,461
a
Diversified REITs  —  0 .1%
WP Carey, Inc. .......................... 534,050 31,259,915
a
Diversified Telecommunication Services  —  1 .4%
AT&T, Inc. .............................. 18,359,147 323,120,987
Frontier Communications Parent, Inc.
(a) (b)
......... 629,909 15,432,770
Iridium Communications, Inc. ................. 20,197 528,354
Verizon Communications, Inc. ................ 10,791,732 452,821,075
791,903,186
a
Electric Utilities  —  3 .0%
Alliant Energy Corp. ....................... 652,012 32,861,405
American Electric Power Co., Inc. .............. 1,349,891 116,225,615
Avangrid, Inc. ........................... 185,340 6,753,790
Constellation Energy Corp. .................. 824,552 152,418,437
Duke Energy Corp. ....................... 1,976,529 191,150,120
Edison International ....................... 968,749 68,519,617
Entergy Corp. ........................... 542,436 57,324,636
Evergy, Inc. ............................. 569,661 30,408,504
Eversource Energy ....................... 893,389 53,397,861
Exelon Corp. ............................ 2,548,308 95,739,932
Security Shares Value
a
Electric Utilities (continued)
FirstEnergy Corp. ........................ 1,395,655 $ 53,900,196
Hawaiian Electric Industries, Inc. .............. 294,190 3,315,521
IDACORP, Inc. .......................... 129,623 12,040,680
NextEra Energy, Inc. ...................... 5,263,795 336,409,138
NRG Energy, Inc. ......................... 574,672 38,899,548
OGE Energy Corp. ........................ 516,218 17,706,277
PG&E Corp. ............................ 5,221,602 87,514,050
Pinnacle West Capital Corp. ................. 290,880 21,737,462
PPL Corp. ............................. 1,891,543 52,074,179
Southern Co. (The) ....................... 2,794,184 200,454,760
Xcel Energy, Inc. ......................... 1,412,278 75,909,943
1,704,761,671
a
Electrical Equipment  —  1 .5%
Acuity Brands, Inc. ........................ 78,993 21,227,789
AMETEK, Inc. ........................... 589,484 107,816,624
Eaton Corp. PLC ......................... 1,021,151 319,293,495
Emerson Electric Co. ...................... 1,463,315 165,969,187
Generac Holdings, Inc.
(a) (b)
................... 153,369 19,345,966
Hubbell, Inc. ............................ 74,870 31,074,793
nVent Electric PLC ........................ 419,639 31,640,781
Plug Power, Inc.
(a) (b)
....................... 1,351,502 4,649,167
Regal Rexnord Corp. ...................... 168,923 30,423,032
Sensata Technologies Holding PLC ............ 385,443 14,161,176
Sunrun, Inc.
(a) (b)
.......................... 558,613 7,362,519
Vertiv Holdings Co. , Class A
(b)
................ 815,168 66,574,770
819,539,299
a
Electronic Equipment, Instruments & Components  —  0 .8%
Amphenol Corp. , Class A ................... 742,809 85,683,018
Arrow Electronics, Inc.
(a) (b)
................... 138,052 17,872,212
Avnet, Inc. ............................. 233,327 11,568,353
CDW Corp. ............................. 20,648 5,281,345
Cognex Corp. ........................... 445,380 18,893,020
Coherent Corp.
(a)
......................... 333,440 20,213,133
Corning, Inc. ............................ 1,949,309 64,249,225
Crane NXT Co. .......................... 125,186 7,749,013
IPG Photonics Corp.
(a)
..................... 77,871 7,062,121
Jabil, Inc.
(b)
............................. 119,698 16,033,547
Keysight Technologies, Inc.
(a)
................. 332,464 51,990,720
Littelfuse, Inc. ........................... 61,778 14,971,898
TD SYNNEX Corp. ........................ 148,628 16,809,827
Teledyne Technologies, Inc.
(a) (b)
............... 119,400 51,260,808
Trimble, Inc.
(a) (b)
.......................... 630,656 40,589,020
Vontier Corp.
(b)
.......................... 266,483 12,087,669
Zebra Technologies Corp. , Class A
(a) (b)
........... 107,555 32,421,379
474,736,308
a
Energy Equipment & Services  —  0 .7%
Baker Hughes Co. , Class A .................. 2,559,655 85,748,442
Halliburton Co. .......................... 1,839,785 72,524,325
NOV, Inc. .............................. 1,013,999 19,793,260
Schlumberger Ltd. ........................ 3,653,147 200,228,987
TechnipFMC PLC ........................ 1,107,661 27,813,368
406,108,382
a
Entertainment  —  1 .6%
AMC Entertainment Holdings, Inc. , Class A
(a) (b)
..... 632,591 2,353,239
Electronic Arts, Inc. ....................... 693,655 92,027,209
Liberty Media Corp.-Liberty Formula One , Series A
(a) (b)
59,983 3,523,402
Liberty Media Corp.-Liberty Formula One , Series C ,
NVS
(a) (b)
............................. 498,009 32,669,390
Liberty Media Corp.-Liberty Live , Series A
(a)
....... 49,477 2,095,351
Liberty Media Corp.-Liberty Live , Series C
(a) (b)
...... 118,115 5,175,799
Live Nation Entertainment, Inc.
(a)
.............. 309,963 32,784,786

Schedule of Investments
(continued)
March 31, 2024
iShares
®
Russell 1000 Value ETF
(Percentages shown are based on Net Assets)
34
2024
iShares Annual Report to Shareholders
Security Shares Value
a
Entertainment (continued)
Madison Square Garden Sports Corp. , Class A
(a)
.... 48,086 $ 8,872,829
Playtika Holding Corp. ..................... 18,192 128,254
Roku, Inc. , Class A
(a) (b)
..................... 281,815 18,365,884
Take-Two Interactive Software, Inc.
(a)
............ 422,609 62,753,210
Walt Disney Co. (The) ..................... 4,689,451 573,801,224
Warner Bros Discovery, Inc. , Series A
(a)
.......... 5,646,887 49,297,323
883,847,900
a
Financial Services  —  4 .6%
Affirm Holdings, Inc. , Class A
(a) (b)
............... 583,219 21,730,740
Berkshire Hathaway, Inc. , Class B
(a)
............ 4,695,894 1,974,717,345
Block, Inc. , Class A
(a)
...................... 887,713 75,082,766
Corpay, Inc.
(a)
........................... 12,607 3,889,764
Euronet Worldwide, Inc.
(a)
................... 56,356 6,195,215
Fidelity National Information Services, Inc. ........ 1,517,346 112,556,726
Fiserv, Inc.
(a)
............................ 1,112,958 177,872,948
Global Payments, Inc. ..................... 660,882 88,333,488
Jack Henry & Associates, Inc. ................ 128,135 22,260,894
MGIC Investment Corp. .................... 702,979 15,718,610
NCR Atleos Corp.
(a)
....................... 172,901 3,414,795
PayPal Holdings, Inc.
(a) (b)
.................... 259,859 17,407,954
Rocket Companies, Inc. , Class A
(a) (b)
............ 209,397 3,046,726
UWM Holdings Corp. , Class A ................ 180,679 1,311,729
Voya Financial, Inc. ....................... 247,811 18,318,189
Western Union Co. (The) ................... 499,172 6,978,425
WEX, Inc.
(a) (b)
............................ 59,539 14,142,299
2,562,978,613
a
Food Products  —  1 .6%
Archer-Daniels-Midland Co. .................. 1,368,591 85,961,201
Bunge Global SA ......................... 371,602 38,096,637
Campbell Soup Co. ....................... 492,306 21,883,002
Conagra Brands, Inc. ...................... 1,220,972 36,189,610
Darling Ingredients, Inc.
(a)
................... 407,848 18,969,010
Flowers Foods, Inc. ....................... 483,993 11,494,834
Freshpet, Inc.
(a)
.......................... 80,034 9,272,739
General Mills, Inc. ........................ 1,456,009 101,876,950
Hershey Co. (The) ........................ 99,292 19,312,294
Hormel Foods Corp. ....................... 741,306 25,864,166
Ingredion, Inc. ........................... 166,939 19,506,822
J M Smucker Co. (The) ..................... 263,647 33,185,248
Kellanova .............................. 665,198 38,109,193
Kraft Heinz Co. (The) ...................... 2,059,063 75,979,425
Lamb Weston Holdings, Inc. ................. 20,618 2,196,436
McCormick & Co., Inc. , NVS ................. 644,926 49,536,766
Mondelez International, Inc. , Class A ............ 3,487,139 244,099,730
Pilgrim's Pride Corp.
(a) (b)
.................... 103,578 3,554,797
Post Holdings, Inc.
(a)
....................... 131,131 13,936,603
Seaboard Corp. .......................... 579 1,866,650
Tyson Foods, Inc. , Class A .................. 713,391 41,897,453
WK Kellogg Co .......................... 165,234 3,106,399
895,895,965
a
Gas Utilities  —  0 .1%
Atmos Energy Corp. ....................... 385,780 45,857,669
National Fuel Gas Co. ..................... 227,866 12,240,961
UGI Corp. .............................. 534,703 13,121,612
71,220,242
a
Ground Transportation  —  1 .3%
Avis Budget Group, Inc. .................... 31,281 3,830,671
CSX Corp. ............................. 4,497,865 166,735,856
Hertz Global Holdings, Inc.
(a) (b)
................ 339,539 2,658,590
JB Hunt Transport Services, Inc. .............. 168,977 33,668,667
Knight-Swift Transportation Holdings, Inc. , Class A .. 401,810 22,107,586
Security Shares Value
a
Ground Transportation (continued)
Landstar System, Inc. ...................... 19,494 $ 3,757,663
Norfolk Southern Corp. ..................... 582,518 148,466,363
Old Dominion Freight Line, Inc. ............... 35,222 7,724,537
Ryder System, Inc. ........................ 113,329 13,621,013
Saia, Inc.
(a)
............................. 60,659 35,485,515
Schneider National, Inc. , Class B .............. 139,061 3,148,341
U-Haul Holding Co.
(a)
...................... 14,003 945,762
U-Haul Holding Co. , Series N , NVS
(b)
........... 157,876 10,527,172
Union Pacific Corp. ....................... 894,089 219,883,308
XPO, Inc.
(a)
............................. 291,278 35,544,654
708,105,698
a
Health Care Equipment & Supplies  —  3 .4%
Abbott Laboratories ....................... 4,159,468 472,765,133
Baxter International, Inc. .................... 1,295,522 55,370,610
Becton Dickinson & Co. .................... 742,584 183,752,411
Boston Scientific Corp.
(a)
.................... 3,750,552 256,875,307
Cooper Cos., Inc. The ...................... 497,655 50,492,076
Dentsply Sirona, Inc. ...................... 544,391 18,068,337
Enovis Corp.
(a)
........................... 136,511 8,525,112
Envista Holdings Corp.
(a)
.................... 418,942 8,956,980
GE HealthCare Technologies, Inc. ............. 987,543 89,777,534
Globus Medical, Inc. , Class A
(a)
............... 218,038 11,695,558
Hologic, Inc.
(a)
........................... 592,605 46,199,486
ICU Medical, Inc.
(a) (b)
....................... 53,085 5,697,082
Integra LifeSciences Holdings Corp.
(a)
........... 173,949 6,166,492
Medtronic PLC .......................... 3,406,079 296,839,785
QuidelOrtho Corp.
(a)
....................... 137,941 6,612,892
STERIS PLC ............................ 254,161 57,140,476
Stryker Corp. ........................... 679,559 243,193,779
Tandem Diabetes Care, Inc.
(a) (b)
............... 140,809 4,986,047
Teleflex, Inc. ............................ 120,393 27,229,285
Zimmer Biomet Holdings, Inc. ................ 538,186 71,029,788
1,921,374,170
a
Health Care Providers & Services  —  3 .0%
Acadia Healthcare Co., Inc.
(a)
................. 231,286 18,322,477
agilon health, Inc.
(a) (b)
...................... 86,471 527,473
Amedisys, Inc.
(a)
......................... 83,021 7,651,215
Cardinal Health, Inc. ....................... 309,121 34,590,640
Centene Corp.
(a)
......................... 1,368,050 107,364,564
Chemed Corp. ........................... 10,876 6,981,631
Cigna Group (The) ........................ 682,958 248,043,516
CVS Health Corp. ........................ 3,283,554 261,896,267
Elevance Health, Inc. ...................... 527,052 273,297,544
Encompass Health Corp. ................... 235,269 19,428,514
HCA Healthcare, Inc. ...................... 404,371 134,869,860
Henry Schein, Inc.
(a) (b)
...................... 333,699 25,200,948
Humana, Inc. ........................... 177,352 61,491,485
Laboratory Corp. of America Holdings ........... 217,179 47,444,924
McKesson Corp. ......................... 211,273 113,421,910
Molina Healthcare, Inc.
(a)
.................... 67,634 27,786,076
Premier, Inc. , Class A ...................... 308,735 6,823,044
Quest Diagnostics, Inc. ..................... 287,323 38,245,565
R1 RCM, Inc.
(a)
.......................... 400,274 5,155,529
Tenet Healthcare Corp.
(a)
.................... 257,836 27,101,142
UnitedHealth Group, Inc. .................... 379,017 187,499,710
Universal Health Services, Inc. , Class B ......... 150,817 27,518,070
1,680,662,104
a
Health Care REITs  —  0 .4%
Healthcare Realty Trust, Inc. , Class A ........... 984,276 13,927,505
Healthpeak Properties, Inc. .................. 1,809,371 33,925,706
Medical Properties Trust, Inc.
(b)
................ 1,517,008 7,129,938
Omega Healthcare Investors, Inc. .............. 628,366 19,900,351

iShares
®
Russell 1000 Value ETF
Schedule of Investments
(continued)
March 31, 2024
(Percentages shown are based on Net Assets)
35
Schedule of Investments
Security Shares Value
a
Health Care REITs (continued)
Ventas, Inc. ............................ 1,023,841 $ 44,578,037
Welltower, Inc. ........................... 1,420,418 132,723,858
252,185,395
a
Health Care Technology  —  0 .0%
Certara, Inc.
(a) (b)
.......................... 202,795 3,625,975
Doximity, Inc. , Class A
(a) (b)
................... 162,912 4,383,962
Teladoc Health, Inc.
(a) (b)
..................... 423,364 6,392,796
14,402,733
a
Hotel & Resort REITs  —  0 .1%
Host Hotels & Resorts, Inc. .................. 1,790,988 37,037,632
Park Hotels & Resorts, Inc. .................. 532,362 9,311,011
46,348,643
a
Hotels, Restaurants & Leisure  —  1 .4%
Aramark ............................... 668,706 21,746,319
Boyd Gaming Corp. ....................... 180,760 12,168,763
Caesars Entertainment, Inc.
(a) (b)
............... 311,021 13,604,059
Carnival Corp.
(a)
.......................... 2,549,014 41,650,889
Cava Group, Inc.
(a) (b)
....................... 27,816 1,948,511
Darden Restaurants, Inc. ................... 162,801 27,212,187
DoorDash, Inc. , Class A
(a)
................... 173,082 23,836,853
Expedia Group, Inc.
(a)
...................... 91,311 12,578,090
Hilton Worldwide Holdings, Inc. ............... 346,105 73,827,658
Hyatt Hotels Corp. , Class A .................. 110,990 17,716,224
Las Vegas Sands Corp. .................... 64,254 3,321,932
Marriott Vacations Worldwide Corp. ............. 89,555 9,647,760
McDonald's Corp. ........................ 1,097,814 309,528,657
MGM Resorts International
(a)
................. 702,328 33,156,905
Norwegian Cruise Line Holdings Ltd.
(a) (b)
......... 828,421 17,338,852
Penn Entertainment, Inc.
(a)
................... 381,911 6,954,599
Planet Fitness, Inc. , Class A
(a) (b)
............... 115,596 7,239,777
Royal Caribbean Cruises Ltd.
(a) (b)
.............. 419,240 58,278,552
Travel + Leisure Co. ....................... 97,591 4,778,055
Vail Resorts, Inc. ......................... 87,712 19,544,865
Wyndham Hotels & Resorts, Inc. .............. 195,178 14,979,912
Wynn Resorts Ltd. ........................ 250,447 25,603,197
Yum! Brands, Inc. ........................ 88,049 12,207,994
768,870,610
a
Household Durables  —  1 .0%
DR Horton, Inc. .......................... 775,906 127,675,332
Garmin Ltd. ............................. 393,724 58,613,692
Leggett & Platt, Inc. ....................... 342,365 6,556,290
Lennar Corp. , Class A ...................... 620,850 106,773,783
Lennar Corp. , Class B
(b)
.................... 34,182 5,270,181
Mohawk Industries, Inc.
(a) (b)
.................. 135,202 17,696,590
Newell Brands, Inc. ....................... 994,482 7,985,690
NVR, Inc.
(a)
............................. 6,799 55,071,628
PulteGroup, Inc. ......................... 548,940 66,213,143
Tempur Sealy International, Inc. ............... 343,554 19,520,738
Toll Brothers, Inc. ......................... 265,388 34,333,246
TopBuild Corp.
(a)
......................... 75,633 33,333,732
Whirlpool Corp. .......................... 138,202 16,533,105
555,577,150
a
Household Products  —  1 .8%
Church & Dwight Co., Inc. ................... 66,052 6,889,884
Colgate-Palmolive Co. ..................... 2,104,273 189,489,784
Kimberly-Clark Corp. ...................... 51,901 6,713,394
Procter & Gamble Co. (The) ................. 4,902,245 795,389,251
Reynolds Consumer Products, Inc. ............. 137,876 3,937,739
Spectrum Brands Holdings, Inc. ............... 77,710 6,916,967
1,009,337,019
a
Security Shares Value
a
Independent Power and Renewable Electricity Producers  —  0 .1%
AES Corp. (The) ......................... 665,186 $ 11,926,785
Brookfield Renewable Corp. , Class A ........... 340,367 8,362,817
Clearway Energy, Inc. , Class A ................ 87,155 1,874,704
Clearway Energy, Inc. , Class C ............... 215,292 4,962,481
Vistra Corp. ............................ 641,420 44,674,903
71,801,690
a
Industrial Conglomerates  —  0 .8%
3M Co. ................................ 1,409,801 149,537,592
Honeywell International, Inc. ................. 1,487,081 305,223,375
454,760,967
a
Industrial REITs  —  0 .7%
Americold Realty Trust, Inc. .................. 728,856 18,163,091
EastGroup Properties, Inc. .................. 117,344 21,094,931
First Industrial Realty Trust, Inc. ............... 340,620 17,896,175
Prologis, Inc. ............................ 2,365,728 308,065,100
Rexford Industrial Realty, Inc. ................ 540,732 27,198,820
STAG Industrial, Inc. ...................... 466,769 17,942,600
410,360,717
a
Insurance  —  4 .1%
Aflac, Inc. .............................. 1,487,815 127,743,796
Allstate Corp. (The) ....................... 672,257 116,307,184
American Financial Group, Inc. ............... 183,317 25,019,104
American International Group, Inc. ............. 1,799,539 140,669,964
Aon PLC , Class A ........................ 508,161 169,583,489
Arch Capital Group Ltd.
(a) (b)
.................. 790,733 73,095,359
Arthur J Gallagher & Co. .................... 518,587 129,667,494
Assurant, Inc. ........................... 135,832 25,569,016
Assured Guaranty Ltd. ..................... 140,509 12,259,410
Axis Capital Holdings Ltd. ................... 199,864 12,995,157
Brighthouse Financial, Inc.
(a)
................. 146,230 7,536,694
Brown & Brown, Inc. ....................... 372,089 32,572,671
Chubb Ltd. ............................. 1,041,177 269,800,196
Cincinnati Financial Corp. ................... 393,389 48,847,112
CNA Financial Corp. ....................... 70,833 3,217,235
Everest Group Ltd. ........................ 95,171 37,830,473
Fidelity National Financial, Inc. ................ 557,983 35,400,814
First American Financial Corp. ................ 256,397 15,653,037
Globe Life, Inc. .......................... 221,674 25,796,203
Hanover Insurance Group, Inc. (The) ........... 91,377 12,442,806
Hartford Financial Services Group, Inc. (The) ...... 756,621 77,969,794
Kemper Corp. ........................... 156,142 9,668,313
Lincoln National Corp. ..................... 396,467 12,659,191
Loews Corp. ............................ 470,049 36,800,136
Markel Group, Inc.
(a)
....................... 33,676 51,237,360
Marsh & McLennan Companies, Inc. ............ 252,580 52,026,428
MetLife, Inc. ............................ 1,598,164 118,439,934
Old Republic International Corp. ............... 658,902 20,241,469
Primerica, Inc. ........................... 31,296 7,916,636
Principal Financial Group, Inc. ................ 610,338 52,678,273
Progressive Corp. (The) .................... 376,151 77,795,550
Prudential Financial, Inc. .................... 930,608 109,253,379
Reinsurance Group of America, Inc. ............ 170,999 32,982,287
RenaissanceRe Holdings Ltd. ................ 97,705 22,963,606
RLI Corp. .............................. 80,628 11,970,839
Travelers Companies, Inc. (The) ............... 584,355 134,483,460
Unum Group ............................ 421,972 22,643,018
W R Berkley Corp. ........................ 512,232 45,301,798
White Mountains Insurance Group Ltd.
(b)
......... 6,388 11,461,988
Willis Towers Watson PLC ................... 232,826 64,027,150
2,294,527,823
a

Schedule of Investments
(continued)
March 31, 2024
iShares
®
Russell 1000 Value ETF
(Percentages shown are based on Net Assets)
36
2024
iShares Annual Report to Shareholders
Security Shares Value
a
Interactive Media & Services  —  0 .0%
IAC, Inc.
(a)
.............................. 191,997 $ 10,241,120
Match Group, Inc.
(a) (b)
...................... 69,719 2,529,405
TripAdvisor, Inc.
(a)
........................ 274,362 7,624,520
ZoomInfo Technologies, Inc.
(a)
................ 371,111 5,948,910
26,343,955
a
IT Services  —  1 .3%
Akamai Technologies, Inc.
(a)
.................. 382,964 41,651,165
Amdocs Ltd. ............................ 294,843 26,644,962
Cognizant Technology Solutions Corp. , Class A ..... 1,286,515 94,288,684
DXC Technology Co.
(a)
..................... 494,826 10,495,260
GoDaddy, Inc. , Class A
(a)
.................... 142,753 16,941,926
International Business Machines Corp. .......... 2,330,050 444,946,348
Kyndryl Holdings, Inc.
(a)
..................... 580,102 12,623,020
Okta, Inc. , Class A
(a) (b)
...................... 367,149 38,411,128
Twilio, Inc. , Class A
(a)
...................... 363,295 22,215,489
VeriSign, Inc.
(a)
.......................... 215,808 40,897,774
749,115,756
a
Leisure Products  —  0 .1%
Brunswick Corp. ......................... 161,339 15,572,440
Hasbro, Inc. ............................ 337,106 19,053,231
Mattel, Inc.
(a)
............................ 908,951 18,006,319
Polaris, Inc. ............................. 125,555 12,570,567
65,202,557
a
Life Sciences Tools & Services  —  1 .7%
Agilent Technologies, Inc. ................... 141,033 20,521,712
Avantor, Inc.
(a)
........................... 1,731,596 44,276,910
Azenta, Inc.
(a) (b)
.......................... 141,260 8,515,153
Bio-Rad Laboratories, Inc. , Class A
(a)
............ 52,669 18,216,627
Bio-Techne Corp.
(b)
........................ 22,305 1,570,049
Charles River Laboratories International, Inc.
(a) (b)
.... 129,934 35,205,617
Danaher Corp. .......................... 1,687,783 421,473,171
Fortrea Holdings, Inc.
(a) (b)
.................... 227,624 9,136,827
ICON PLC
(a)
............................ 177,723 59,706,042
Illumina, Inc.
(a) (b)
.......................... 284,998 39,135,925
IQVIA Holdings, Inc.
(a)
...................... 34,094 8,622,032
Maravai LifeSciences Holdings, Inc. , Class A
(a) (b)
.... 116,687 1,011,676
QIAGEN NV
(a)
........................... 566,233 24,342,357
Repligen Corp.
(a) (b)
........................ 79,356 14,595,156
Revvity, Inc. ............................ 318,519 33,444,495
Sotera Health Co.
(a) (b)
...................... 94,136 1,130,573
Thermo Fisher Scientific, Inc.
(b)
................ 379,882 220,791,217
961,695,539
a
Machinery  —  2 .8%
AGCO Corp. ............................ 161,251 19,837,098
Allison Transmission Holdings, Inc. ............. 208,328 16,907,900
Caterpillar, Inc. .......................... 327,107 119,861,818
CNH Industrial N.V.
(a)
...................... 2,498,049 32,374,715
Crane Co.
(b)
............................ 123,324 16,664,772
Cummins, Inc. ........................... 349,096 102,861,136
Deere & Co. ............................ 43,120 17,711,109
Donaldson Co., Inc. ....................... 181,929 13,586,458
Dover Corp. ............................ 357,462 63,338,692
Esab Corp. ............................. 145,208 16,055,649
Flowserve Corp. ......................... 335,198 15,311,845
Fortive Corp. ............................ 906,299 77,959,840
Gates Industrial Corp. PLC
(a)
................. 423,237 7,495,527
Graco, Inc. ............................. 254,298 23,766,691
IDEX Corp. ............................. 178,417 43,537,316
Illinois Tool Works, Inc. ..................... 142,123 38,135,865
Ingersoll Rand, Inc.
(b)
...................... 1,037,266 98,488,407
ITT, Inc. ............................... 210,837 28,680,157
Security Shares Value
a
Machinery (continued)
Lincoln Electric Holdings, Inc. ................ 9,262 $ 2,365,885
Middleby Corp. (The)
(a) (b)
.................... 136,966 22,022,763
Nordson Corp. ........................... 146,124 40,116,883
Oshkosh Corp. .......................... 166,780 20,799,134
Otis Worldwide Corp. ...................... 997,049 98,977,054
PACCAR, Inc. ........................... 1,314,165 162,811,902
Parker-Hannifin Corp. ...................... 327,566 182,057,907
Pentair PLC ............................ 420,267 35,907,612
RBC Bearings, Inc.
(a) (b)
..................... 72,200 19,519,270
Snap-on, Inc. ........................... 133,663 39,593,654
Stanley Black & Decker, Inc. ................. 391,128 38,303,165
Timken Co. (The) ......................... 155,962 13,635,758
Westinghouse Air Brake Technologies Corp. ....... 456,910 66,562,649
Xylem, Inc. ............................. 535,416 69,197,164
1,564,445,795
a
Marine Transportation  —  0 .0%
Kirby Corp.
(a)
............................ 152,506 14,536,872
a
Media  —  1 .2%
Cable One, Inc. .......................... 13,190 5,581,085
Comcast Corp. , Class A .................... 10,101,927 437,918,535
Fox Corp. , Class A , NVS .................... 624,116 19,516,108
Fox Corp. , Class B ........................ 345,860 9,898,513
Interpublic Group of Companies, Inc. (The) ....... 984,447 32,122,506
Liberty Broadband Corp. , Class A
(a) (b)
............ 33,073 1,889,130
Liberty Broadband Corp. , Class C , NVS
(a)
........ 239,314 13,695,940
Liberty Media Corp.-Liberty SiriusXM , Series A
(a) (b)
... 187,481 5,568,186
Liberty Media Corp.-Liberty SiriusXM , Series C , NVS
(a)
395,708 11,756,484
New York Times Co. (The) , Class A ............. 417,269 18,034,366
News Corp. , Class A , NVS .................. 978,859 25,626,529
News Corp. , Class B ...................... 294,803 7,977,369
Nexstar Media Group, Inc. ................... 54,332 9,360,860
Omnicom Group, Inc. ...................... 506,306 48,990,169
Paramount Global , Class A
(b)
................. 25,650 559,940
Paramount Global , Class B , NVS .............. 1,486,281 17,493,527
Sirius XM Holdings, Inc.
(b)
................... 1,669,739 6,478,587
672,467,834
a
Metals & Mining  —  1 .1%
Alcoa Corp. ............................. 454,545 15,359,075
Cleveland-Cliffs, Inc.
(a)
..................... 1,272,294 28,931,966
Freeport-McMoRan, Inc. .................... 3,662,479 172,209,763
MP Materials Corp. , Class A
(a) (b)
............... 276,143 3,948,845
Newmont Corp. .......................... 2,957,271 105,988,593
Nucor Corp. ............................ 629,635 124,604,766
Reliance, Inc. ........................... 146,323 48,898,220
Royal Gold, Inc. .......................... 168,989 20,584,550
SSR Mining, Inc.
(b)
........................ 518,445 2,312,265
Steel Dynamics, Inc. ....................... 390,467 57,878,923
United States Steel Corp. ................... 568,207 23,171,481
603,888,447
a
Mortgage REITs  —  0 .1%
AGNC Investment Corp. .................... 1,779,813 17,620,149
Annaly Capital Management, Inc. .............. 1,285,654 25,314,527
Rithm Capital Corp. ....................... 1,236,444 13,798,715
Starwood Property Trust, Inc. ................. 754,032 15,329,471
72,062,862
a
Multi-Utilities  —  1 .2%
Ameren Corp. ........................... 671,126 49,636,479
CenterPoint Energy, Inc. .................... 1,617,343 46,078,102
CMS Energy Corp. ........................ 744,867 44,945,275
Consolidated Edison, Inc. ................... 889,366 80,763,326
Dominion Energy, Inc. ...................... 2,142,940 105,411,219

iShares
®
Russell 1000 Value ETF
Schedule of Investments
(continued)
March 31, 2024
(Percentages shown are based on Net Assets)
37
Schedule of Investments
Security Shares Value
a
Multi-Utilities (continued)
DTE Energy Co. ......................... 528,002 $ 59,210,144
NiSource, Inc. ........................... 1,057,803 29,258,831
Public Service Enterprise Group, Inc. ........... 1,274,632 85,119,925
Sempra ............................... 1,615,203 116,020,032
WEC Energy Group, Inc. .................... 810,637 66,569,510
683,012,843
a
Office REITs  —  0 .2%
Alexandria Real Estate Equities, Inc. ............ 444,493 57,299,593
Boston Properties, Inc. ..................... 403,560 26,356,503
Cousins Properties, Inc. .................... 392,217 9,428,897
Highwoods Properties, Inc. .................. 271,027 7,095,487
Kilroy Realty Corp. ........................ 299,838 10,923,098
Net Lease Office Properties
(b)
................. 36,322 864,464
Vornado Realty Trust ...................... 454,500 13,075,965
125,044,007
a
Oil, Gas & Consumable Fuels  —  7 .3%
Antero Midstream Corp. .................... 586,187 8,241,789
Antero Resources Corp.
(a) (b)
.................. 722,956 20,965,724
APA Corp. ............................. 246,534 8,475,839
Chesapeake Energy Corp. .................. 317,032 28,161,953
Chevron Corp. ........................... 4,412,483 696,025,068
ConocoPhillips .......................... 3,072,392 391,054,054
Coterra Energy, Inc. ....................... 1,912,960 53,333,325
Devon Energy Corp. ....................... 1,642,753 82,433,345
Diamondback Energy, Inc. ................... 457,157 90,594,803
DT Midstream, Inc. ........................ 248,777 15,200,275
EOG Resources, Inc. ...................... 1,506,920 192,644,653
EQT Corp. ............................. 925,737 34,317,071
Exxon Mobil Corp. ........................ 10,256,249 1,192,186,384
Hess Corp. ............................. 315,227 48,116,249
HF Sinclair Corp. ......................... 410,991 24,811,527
Kinder Morgan, Inc. , Class P ................. 5,027,260 92,199,948
Marathon Oil Corp. ........................ 1,495,199 42,373,940
Marathon Petroleum Corp. .................. 942,957 190,005,835
Occidental Petroleum Corp. .................. 1,761,529 114,481,770
ONEOK, Inc. ............................ 1,409,123 112,969,391
Ovintiv, Inc. ............................. 369,374 19,170,511
Phillips 66 .............................. 1,127,530 184,170,750
Pioneer Natural Resources Co. ............... 596,699 156,633,487
Range Resources Corp. .................... 604,186 20,802,124
Southwestern Energy Co.
(a)
.................. 2,831,483 21,462,641
Valero Energy Corp. ....................... 870,205 148,535,291
Williams Companies, Inc. (The) ............... 3,121,684 121,652,025
4,111,019,772
a
Paper & Forest Products  —  0 .0%
Louisiana-Pacific Corp. ..................... 166,107 13,938,038
a
Passenger Airlines  —  0 .3%
Alaska Air Group, Inc.
(a)
..................... 320,232 13,766,774
American Airlines Group, Inc.
(a)
................ 1,057,206 16,228,112
Delta Air Lines, Inc. ....................... 1,560,744 74,712,815
Southwest Airlines Co. ..................... 1,524,679 44,505,380
United Airlines Holdings, Inc.
(a) (b)
............... 837,485 40,098,782
189,311,863
a
Personal Care Products  —  0 .2%
Coty, Inc. , Class A
(a)
....................... 966,604 11,560,584
Estee Lauder Companies, Inc. (The) , Class A ...... 403,729 62,234,825
Kenvue, Inc. ............................ 2,939,653 63,084,953
Olaplex Holdings, Inc.
(a)
.................... 329,052 631,780
137,512,142
a
Security Shares Value
a
Pharmaceuticals  —  4 .5%
Bristol-Myers Squibb Co. .................... 5,221,151 $ 283,143,019
Catalent, Inc.
(a)
.......................... 462,617 26,114,730
Elanco Animal Health, Inc.
(a)
.................. 1,261,666 20,539,922
Jazz Pharmaceuticals PLC
(a)
................. 75,780 9,125,427
Johnson & Johnson ....................... 6,180,256 977,654,697
Merck & Co., Inc. ......................... 5,315,195 701,339,980
Organon & Co. .......................... 653,572 12,287,153
Perrigo Co. PLC ......................... 345,735 11,129,210
Pfizer, Inc. ............................. 14,489,685 402,088,759
Royalty Pharma PLC , Class A ................ 950,413 28,864,043
Viatris, Inc. ............................. 3,071,088 36,668,791
2,508,955,731
a
Professional Services  —  0 .7%
Automatic Data Processing, Inc. ............... 150,849 37,673,029
Broadridge Financial Solutions, Inc. ............ 49,582 10,157,368
CACI International, Inc. , Class A
(a)
............. 56,823 21,526,257
Clarivate PLC
(a) (b)
......................... 1,212,178 9,006,483
Concentrix Corp. ......................... 113,280 7,501,402
Dayforce, Inc.
(a) (b)
......................... 351,252 23,256,395
Dun & Bradstreet Holdings, Inc. ............... 700,519 7,033,211
Equifax, Inc. ............................ 96,649 25,855,540
FTI Consulting, Inc.
(a)
...................... 69,513 14,617,889
Genpact Ltd. ............................ 339,354 11,181,714
Jacobs Solutions, Inc. ...................... 322,380 49,559,477
KBR, Inc. .............................. 216,963 13,811,865
Leidos Holdings, Inc. ...................... 350,196 45,907,194
ManpowerGroup, Inc. ...................... 125,534 9,746,460
Paycor HCM, Inc.
(a) (b)
...................... 89,631 1,742,427
Robert Half, Inc.
(b)
........................ 266,186 21,103,226
Science Applications International Corp. ......... 132,737 17,307,577
SS&C Technologies Holdings, Inc. ............. 555,822 35,778,262
TransUnion ............................. 493,224 39,359,275
402,125,051
a
Real Estate Management & Development  —  0 .3%
CBRE Group, Inc. , Class A
(a)
................. 778,084 75,660,888
CoStar Group, Inc.
(a)
....................... 590,571 57,049,159
Howard Hughes Holdings, Inc.
(a) (b)
.............. 87,683 6,367,539
Jones Lang LaSalle, Inc.
(a)
................... 122,113 23,823,025
Zillow Group, Inc. , Class A
(a) (b)
................ 141,133 6,754,625
Zillow Group, Inc. , Class C , NVS
(a) (b)
............ 397,874 19,408,294
189,063,530
a
Residential REITs  —  0 .7%
American Homes 4 Rent , Class A .............. 855,470 31,464,187
Apartment Income REIT Corp. ................ 375,705 12,199,141
AvalonBay Communities, Inc. ................ 362,948 67,348,631
Camden Property Trust ..................... 265,594 26,134,449
Equity LifeStyle Properties, Inc. ............... 307,957 19,832,431
Equity Residential ........................ 955,938 60,329,247
Essex Property Trust, Inc. ................... 163,881 40,119,708
Invitation Homes, Inc. ...................... 1,566,249 55,774,127
Mid-America Apartment Communities, Inc. ........ 297,519 39,147,550
Sun Communities, Inc. ..................... 245,948 31,623,994
UDR, Inc. .............................. 791,286 29,602,009
413,575,474
a
Retail REITs  —  0 .6%
Agree Realty Corp. ....................... 254,277 14,524,302
Brixmor Property Group, Inc. ................. 773,459 18,137,614
Federal Realty Investment Trust ............... 208,271 21,268,635
Kimco Realty Corp. ....................... 1,677,185 32,889,598
NNN REIT, Inc. .......................... 467,437 19,978,257
Realty Income Corp. ....................... 2,131,843 115,332,706

Schedule of Investments
(continued)
March 31, 2024
iShares
®
Russell 1000 Value ETF
(Percentages shown are based on Net Assets)
38
2024
iShares Annual Report to Shareholders
Security Shares Value
a
Retail REITs (continued)
Regency Centers Corp. .................... 461,997 $ 27,978,538
Simon Property Group, Inc. .................. 650,375 101,777,184
351,886,834
a
Semiconductors & Semiconductor Equipment  —  4 .1%
Advanced Micro Devices, Inc.
(a) (b)
.............. 1,771,589 319,754,099
Analog Devices, Inc. ....................... 1,277,008 252,579,412
Applied Materials, Inc. ..................... 332,111 68,491,252
Cirrus Logic, Inc.
(a)
........................ 137,908 12,764,764
Entegris, Inc.
(b)
.......................... 362,699 50,973,717
First Solar, Inc.
(a) (b)
........................ 273,175 46,111,940
GlobalFoundries, Inc.
(a) (b)
.................... 201,608 10,505,793
Intel Corp. ............................. 10,821,096 477,967,810
Lam Research Corp. ...................... 18,002 17,490,203
Marvell Technology, Inc. .................... 2,190,539 155,265,404
Microchip Technology, Inc. ................... 390,784 35,057,233
Micron Technology, Inc. ..................... 2,802,456 330,381,538
MKS Instruments, Inc. ..................... 171,054 22,750,182
ON Semiconductor Corp.
(a) (b)
................. 1,105,128 81,282,164
Qorvo, Inc.
(a)
............................ 250,741 28,792,589
QUALCOMM, Inc. ........................ 366,196 61,996,983
Skyworks Solutions, Inc. .................... 407,324 44,121,336
Teradyne, Inc. ........................... 65,810 7,425,342
Texas Instruments, Inc. ..................... 1,378,058 240,071,484
Universal Display Corp. .................... 65,880 11,097,486
Wolfspeed, Inc.
(a) (b)
........................ 316,487 9,336,367
2,284,217,098
a
Software  —  1 .7%
ANSYS, Inc.
(a)
........................... 39,036 13,551,738
AppLovin Corp. , Class A
(a) (b)
.................. 383,938 26,576,188
Aspen Technology, Inc.
(a)
.................... 70,170 14,965,858
Bentley Systems, Inc. , Class B
(b)
............... 35,344 1,845,664
BILL Holdings, Inc.
(a) (b)
...................... 262,143 18,014,467
CCC Intelligent Solutions Holdings, Inc.
(a) (b)
........ 869,721 10,401,863
Dolby Laboratories, Inc. , Class A .............. 149,192 12,497,814
Dropbox, Inc. , Class A
(a) (b)
................... 73,321 1,781,700
Gen Digital, Inc. .......................... 1,201,960 26,923,904
Guidewire Software, Inc.
(a)
................... 210,286 24,542,479
HashiCorp, Inc. , Class A
(a) (b)
.................. 81,775 2,203,836
Informatica, Inc. , Class A
(a) (b)
................. 104,673 3,663,555
nCino, Inc.
(a) (b)
........................... 166,069 6,207,659
NCR Voyix Corp.
(a) (b)
....................... 329,145 4,157,101
Nutanix, Inc. , Class A
(a)
..................... 472,319 29,151,529
Oracle Corp. ............................ 2,330,264 292,704,461
PTC, Inc.
(a)
............................. 140,611 26,567,042
Roper Technologies, Inc. .................... 270,980 151,976,423
Salesforce, Inc. .......................... 590,378 177,810,046
SentinelOne, Inc. , Class A
(a)
.................. 534,419 12,457,307
Tyler Technologies, Inc.
(a)
................... 26,200 11,135,262
UiPath, Inc. , Class A
(a) (b)
.................... 228,677 5,184,108
Unity Software, Inc.
(a) (b)
..................... 453,127 12,098,491
Zoom Video Communications, Inc. , Class A
(a) (b)
..... 660,264 43,161,458
929,579,953
a
Specialized REITs  —  1 .4%
Crown Castle, Inc. ........................ 991,576 104,938,488
CubeSmart ............................. 574,530 25,980,247
Digital Realty Trust, Inc. .................... 774,195 111,515,048
EPR Properties .......................... 191,899 8,146,112
Equinix, Inc. ............................ 119,196 98,376,035
Extra Space Storage, Inc. ................... 535,973 78,788,031
Gaming and Leisure Properties, Inc. ............ 657,389 30,285,912
Iron Mountain, Inc. ........................ 375,579 30,125,192
Lamar Advertising Co. , Class A ............... 52,133 6,225,201
Security Shares Value
a
Specialized REITs (continued)
National Storage Affiliates Trust ............... 192,345 $ 7,532,230
Public Storage ........................... 168,261 48,805,786
Rayonier, Inc. ........................... 377,213 12,538,560
SBA Communications Corp. , Class A ............ 247,420 53,615,914
VICI Properties, Inc. ....................... 2,650,549 78,959,855
Weyerhaeuser Co. ........................ 1,876,958 67,401,562
763,234,173
a
Specialty Retail  —  0 .8%
Advance Auto Parts, Inc. .................... 153,952 13,099,776
AutoNation, Inc.
(a) (b)
....................... 73,693 12,202,087
AutoZone, Inc.
(a) (b)
........................ 7,325 23,085,836
Bath & Body Works, Inc. .................... 579,224 28,972,784
Best Buy Co., Inc. ........................ 425,582 34,910,491
CarMax, Inc.
(a) (b)
.......................... 381,496 33,232,117
Dick's Sporting Goods, Inc. .................. 133,331 29,980,809
GameStop Corp. , Class A
(a) (b)
................. 684,811 8,573,834
Gap, Inc. (The) .......................... 500,426 13,786,736
Lithia Motors, Inc. ........................ 69,662 20,958,509
Lowe's Companies, Inc. .................... 395,415 100,724,063
Murphy USA, Inc. ........................ 2,736 1,146,931
O'Reilly Automotive, Inc.
(a) (b)
.................. 23,020 25,986,818
Penske Automotive Group, Inc.
(b)
.............. 49,911 8,085,083
Petco Health & Wellness Co., Inc. , Class A
(a) (b)
..... 224,021 510,768
RH
(a) (b)
................................ 33,499 11,666,362
Ross Stores, Inc. ......................... 56,763 8,330,538
Valvoline, Inc.
(a)
.......................... 246,339 10,979,329
Victoria's Secret & Co.
(a)
.................... 109,483 2,121,780
Wayfair, Inc. , Class A
(a) (b)
.................... 139,044 9,438,307
Williams-Sonoma, Inc. ..................... 142,176 45,145,145
442,938,103
a
Technology Hardware, Storage & Peripherals  —  0 .4%
Hewlett Packard Enterprise Co. ............... 3,325,145 58,954,821
HP, Inc. ............................... 1,762,743 53,270,093
NetApp, Inc. ............................ 317,110 33,287,037
Pure Storage, Inc. , Class A
(a)
................. 162,650 8,456,174
Western Digital Corp.
(a)
..................... 830,947 56,703,823
210,671,948
a
Textiles, Apparel & Luxury Goods  —  0 .5%
Birkenstock Holding PLC
(a) (b)
................. 46,183 2,182,147
Capri Holdings Ltd.
(a)
...................... 292,476 13,249,163
Carter's, Inc. ............................ 91,609 7,757,450
Columbia Sportswear Co. ................... 90,272 7,328,281
Nike, Inc. , Class B ........................ 1,406,876 132,218,206
PVH Corp.
(b)
............................ 151,897 21,358,237
Ralph Lauren Corp. , Class A ................. 100,688 18,905,179
Skechers USA, Inc. , Class A
(a)
................ 318,436 19,507,389
Tapestry, Inc. ............................ 550,366 26,131,378
Under Armour, Inc. , Class A
(a) (b)
............... 478,599 3,532,061
Under Armour, Inc. , Class C
(a) (b)
............... 516,399 3,687,089
VF Corp. .............................. 893,253 13,702,501
269,559,081
a
Tobacco  —  1 .0%
Altria Group, Inc. ......................... 4,580,193 199,788,019
Philip Morris International, Inc. ................ 3,979,612 364,612,051
564,400,070
a
Trading Companies & Distributors  —  0 .6%
Air Lease Corp. , Class A .................... 266,393 13,703,256
Core & Main, Inc. , Class A
(a)
.................. 446,181 25,543,862
Fastenal Co. ............................ 366,149 28,244,734
Ferguson PLC ........................... 495,131 108,151,464
MSC Industrial Direct Co., Inc. , Class A .......... 118,436 11,493,030

iShares
®
Russell 1000 Value ETF
Schedule of Investments
(continued)
March 31, 2024
(Percentages shown are based on Net Assets)
39
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Trading Companies & Distributors (continued)
SiteOne Landscape Supply, Inc.
(a) (b)
............. 77,342 $ 13,500,046
United Rentals, Inc. ....................... 137,852 99,406,456
Watsco, Inc. ............................ 64,981 28,069,843
WESCO International, Inc. ................... 113,912 19,510,847
347,623,538
a
Water Utilities  —  0 .2%
American Water Works Co., Inc. ............... 498,948 60,976,435
Essential Utilities, Inc. ...................... 645,077 23,900,103
84,876,538
a
Wireless Telecommunication Services  —  0 .4%
GCI Liberty, Inc. , Class A
(a) (d)
................. 250,091 —
T-Mobile U.S., Inc. ........................ 1,254,940 204,831,307
204,831,307
a
Total Long-Term Investments — 99.7%
(Cost: $ 47,804,020,599 ) .............................. 56,027,021,143
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  1 .2%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.50%
(c) (e) (f)
...................... 604,818,893 $ 605,060,820
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.29%
(c) (e)
............................ 76,868,005 76,868,005
a
Total Short-Term Securities — 1.2%
(Cost: $ 681,552,621 ) ................................ 681,928,825
Total Investments — 100.9%
(Cost: $ 48,485,573,220 ) .............................. 56,708,949,968
Liabilities in Excess of Other Assets — ( 0 .9 ) % ............... (528,059,209)
Net Assets — 100.0% ................................. $ 56,180,890,759
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/24
  Shares Held
at 03/31/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 697,020,816 $ — $ (92,053,564)
(a)
$ 161,458 $ (67,890) $ 605,060,820 604,818,893 $ 8,858,574
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 75,727,321 1,140,684
(a)
— — — 76,868,005 76,868,005 4,393,800 —
BlackRock, Inc. .. 272,483,730 76,547,614 (96,251,626) 17,066,723 47,934,154 317,780,595 381,169 7,854,967 —
$ 17,228,181 $ 47,866,264
$ 999,709,420
$ 21,107,341 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Russell 1000 Value Index ........................................................... 1,705 06/21/24 $ 152,001 $ 4,079,491

Schedule of Investments
(continued)
March 31, 2024
iShares
®
Russell 1000 Value ETF
40
2024
iShares Annual Report to Shareholders
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended March 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 4,079,491 $ — $ — $ — $ 4,079,491
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ................................. $ — $ — $ 22,331,515 $ — $ — $ — $ 22,331,515
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts ................................. $ — $ — $ (920,077) $ — $ — $ — $ (920,077)
Futures contracts
Average notional value of contracts — long ................................................................................... $ 147,468,733
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 56,026,737,347  $ 283,796  $ —  $ 56,027,021,143
Short-Term Securities
Money Market Funds ...................................... 681,928,825  —  —  681,928,825
$ 56,708,666,172  $ 283,796  $ —  $ 56,708,949,968
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 4,079,491  $ —  $ —  $ 4,079,491
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

41
Financial Statements
Statements of Assets and Liabilities
March 31, 2024
See notes to financial statements.
iShares
Russell 1000 ETF
iShares
Russell 1000 Growth
ETF
iShares
Russell 1000 Value
ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
..................................................... $ 35,276,702,255  $ 89,010,756,998  $ 55,709,240,548
Investments, at value — affiliated
(c)
........................................................ 281,715,828  720,530,765  999,709,420
Cash ............................................................................ 9,395,389  15,513,081  20,606,894
Cash pledged:
Futures contracts .................................................................. 3,435,000  7,902,000  8,334,740
Receivables:
Securities lending income — affiliated .................................................... 169,429  98,065  505,488
Capital shares sold ................................................................. 128,343  227,896  —
Dividends — unaffiliated ............................................................. 22,100,511  20,746,130  61,743,458
Dividends — affiliated ............................................................... 264,253  719,134  436,458
Total assets .......................................................................
35,593,911,008  89,776,494,069  56,800,577,006
LIABILITIES
Collateral on securities loaned ........................................................... 143,082,329  589,710,173  604,587,824
Payables:
Investments purchased .............................................................. 1,436,455  —  5,404,071
Capital shares redeemed ............................................................. —  91,156  1,108,206
Investment advisory fees ............................................................. 4,428,981  13,868,878  8,586,146
Variation margin on futures contracts ..................................................... 17  —  —
Total liabilities ......................................................................
148,947,782  603,670,207  619,686,247
Commitments and contingent liabilities
NET ASSETS ......................................................................
$ 35,444,963,226  $ 89,172,823,862  $ 56,180,890,759
NET ASSETS CONSIST OF:
Paid-in capital ...................................................................... $ 29,328,432,503  $ 62,623,275,197  $ 52,214,202,606
Accumulated earnings ................................................................ 6,116,530,723  26,549,548,665  3,966,688,153
NET ASSETS ......................................................................
$ 35,444,963,226  $ 89,172,823,862  $ 56,180,890,759
NET ASSET VALUE
Shares outstanding .................................................................. 123,000,000  264,550,000  313,550,000
Net asset value ..................................................................... $ 288.17  $ 337.07  $ 179.18
Shares authorized ................................................................... Unlimited Unlimited Unlimited
Par value ......................................................................... None None None
(a)
Securities loaned, at value ........................................................... $ 138,980,240  $ 564,408,617  $ 587,525,481
(b)
Investments, at cost — unaffiliated ...................................................... $ 27,833,595,263  $ 57,377,116,281  $ 47,559,781,347
(c)
Investments, at cost — affiliated ........................................................ $ 263,985,982  $ 720,004,044  $ 925,791,873

42
2024
iShares Annual Report to Shareholders
Statements of Operations
Year Ended March 31, 2024
See notes to financial statements.
iShares
Russell 1000 ETF
iShares
Russell 1000 Growth
ETF
iShares
Russell 1000 Value
ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................................ $ 468,341,900  $ 620,244,469  $ 1,169,863,425
Dividends — affiliated .............................................................. 4,789,683  5,735,240  12,248,767
Interest — unaffiliated .............................................................. 277,042  534,783  574,044
Securities lending income — affiliated — net ............................................... 3,180,635  3,257,983  8,858,574
Foreign taxes withheld ............................................................. (181,765) (77,073) (574,988)
Total investment income ..............................................................
476,407,495  629,695,402  1,190,969,822
EXPENSES
Investment advisory ............................................................... 46,494,792  138,430,846  95,355,450
Total expenses .................................................................... 46,494,792  138,430,846  95,355,450
Net investment income ...............................................................
429,912,703  491,264,556  1,095,614,372
—  —  —
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated ......................................................... (149,071,831) (477,491,303) (1,252,734,120)
Investments — affiliated ........................................................... 185,898  326,413  (8,709,412)
Futures contracts ............................................................... 15,817,206  38,293,311  22,331,515
In-kind redemptions — unaffiliated
(a)
................................................... 3,394,436,566  5,148,578,301  4,497,814,643
In-kind redemptions — affiliated
(a)
.................................................... 6,457,795  —  25,937,593
3,267,825,634  4,709,706,722  3,284,640,219
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................................... 4,571,207,104  19,770,385,990  5,286,058,349
Investments — affiliated ........................................................... 11,628,545  (158,677) 47,866,264
Futures contracts ............................................................... (1,805,186) (5,326,465) (920,077)
4,581,030,463  19,764,900,848  5,333,004,536
Net realized and unrealized gain ........................................................
7,848,856,097  24,474,607,570  8,617,644,755
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................
$ 8,278,768,800  $ 24,965,872,126  $ 9,713,259,127
(a)
See Note 2 of the Notes to Financial Statements.

43
Financial Statements
Statements of Changes in Net Assets
See notes to financial statements.
iShares
Russell 1000 ETF
iShares
Russell 1000 Growth ETF
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/24
Year Ended
03/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 429,912,703  $ 417,990,276  $ 491,264,556  $ 513,869,544
Net realized gain ............................................. 3,267,825,634  2,375,028,807  4,709,706,722  4,325,544,137
Net change in unrealized appreciation (depreciation) ..................... 4,581,030,463  (5,296,023,611) 19,764,900,848  (12,457,358,506)
Net increase (decrease) in net assets resulting from operations ................
8,278,768,800  (2,503,004,528) 24,965,872,126  (7,617,944,825)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(433,193,826) (422,432,329) (515,727,748) (543,297,716)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ......
(766,733,872) 871,090,503  1,169,419,764  979,744,660
NET ASSETS
Total increase (decrease) in net assets ................................ 7,078,841,102  (2,054,346,354) 25,619,564,142  (7,181,497,881)
Beginning of year ...............................................
28,366,122,124  30,420,468,478  63,553,259,720  70,734,757,601
End of year ...................................................
$ 35,444,963,226  $ 28,366,122,124  $ 89,172,823,862  $ 63,553,259,720
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

44
2024
iShares Annual Report to Shareholders
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
Russell 1000 Value ETF
Year Ended
03/31/24
Year Ended
03/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................................................ $ 1,095,614,372  $ 1,122,323,553
Net realized gain ................................................................................ 3,284,640,219  3,224,884,404
Net change in unrealized appreciation (depreciation) ........................................................ 5,333,004,536  (7,721,902,538)
Net increase (decrease) in net assets resulting from operations ...................................................
9,713,259,127  (3,374,694,581)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................................................
(1,078,895,276) (1,145,296,254)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions .................................................
(3,048,552,944) (2,850,447,198)
NET ASSETS
Total increase (decrease) in net assets ................................................................... 5,585,810,907  (7,370,438,033)
Beginning of year ..................................................................................
50,595,079,852  57,965,517,885
End of year ......................................................................................
$ 56,180,890,759  $ 50,595,079,852
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

45
Financial Highlights
Financial Highlights
(For a share outstanding throughout each period)
See notes to financial statements.
iShares Russell 1000 ETF
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
Year Ended
03/31/20
Net asset value, beginning of year .........................
$ 225.22  $ 250.07  $ 223.72  $ 141.59  $ 157.27
Net investment income
(a)
............................... 3 .44  3 .31  2 .88  2 .74  2 .96
Net realized and unrealized gain (loss)
(b)
.....................
62.99  (24.81) 26.40  82.26  (15.46)
Net increase (decrease) from investment operations ..............
66.43  (21.50) 29.28  85.00  (12.50)
Distributions from net investment income
(c)
..................... ( 3 .48 ) ( 3 .35 ) ( 2 .93 ) ( 2 .87 ) ( 3 .18 )
Net asset value, end of year .............................
$ 288.17  $ 225.22  $ 250.07  $ 223.72  $ 141.59
Total Return
(d)
– – – – –
Based on net asset value ................................
29.73% ( 8 .51 ) % 13.09% 60.37% ( 8 .15 ) %
Ratios to Average Net Assets
(e)
– – – – –
Total expenses .......................................
0 .15% 0 .15% 0 .15% 0 .15% 0 .15%
Net investment income ..................................
1 .39% 1 .51% 1 .17% 1 .44% 1 .78%
Supplemental Data
Net assets, end of year (000) ..............................
$ 35,444,963  $ 28,366,122  $ 30,420,468  $ 27,147,851  $ 17,924,896
Portfolio turnover rate
(f)
..................................
3% 5% 6% 5% 5%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.

46
2024
iShares Annual Report to Shareholders
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares Russell 1000 Growth ETF
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
Year Ended
03/31/20
Net asset value, beginning of year ..........................
$ 244.48  $ 277.39  $ 243.05  $ 150.69  $ 151.33
Net investment income
(a)
................................ 1 .88  1 .96  1 .53  1 .54  1 .72
Net realized and unrealized gain (loss)
(b)
......................
92.66  (32.81) 34.37  92.34  ( 0 .62 )
Net increase (decrease) from investment operations ...............
94.54  (30.85) 35.90  93.88  1 .10
Distributions from net investment income
(c)
...................... ( 1 .95 ) ( 2 .06 ) ( 1 .56 ) ( 1 .52 ) ( 1 .74 )
Net asset value, end of year ..............................
$ 337.07  $ 244.48  $ 277.39  $ 243.05  $ 150.69
Total Return
(d)
– – – – –
Based on net asset value .................................
38.81% (11.06) % 14.77% 62.44% 0 .68%
Ratios to Average Net Assets
(e)
– – – – –
Total expenses ........................................
0 .19% 0 .19% 0 .18% 0 .19% 0 .19%
Net investment income ...................................
0 .66% 0 .85% 0 .55% 0 .72% 1 .05%
Supplemental Data
Net assets, end of year (000) ...............................
$ 89,172,824  $ 63,553,260  $ 70,734,758  $ 63,155,924  $ 42,834,345
Portfolio turnover rate
(f)
...................................
12% 14% 13% 14% 18%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.

47
Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares Russell 1000 Value ETF
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
Year Ended
03/31/20
Net asset value, beginning of year .........................
$ 152.35  $ 165.88  $ 151.43  $ 99.22  $ 123.48
Net investment income
(a)
............................... 3 .40  3 .24  2 .83  2 .69  3 .14
Net realized and unrealized gain (loss)
(b)
.....................
26.77  (13.46) 14.44  52.15  (23.93)
Net increase (decrease) from investment operations ..............
30.17  (10.22) 17.27  54.84  (20.79)
Distributions from net investment income
(c)
..................... ( 3 .34 ) ( 3 .31 ) ( 2 .82 ) ( 2 .63 ) ( 3 .47 )
Net asset value, end of year .............................
$ 179.18  $ 152.35  $ 165.88  $ 151.43  $ 99.22
Total Return
(d)
– – – – –
Based on net asset value ................................
20.08% ( 6 .07 ) % 11.45% 55.84% (17.30) %
Ratios to Average Net Assets
(e)
– – – – –
Total expenses .......................................
0 .19% 0 .19% 0 .18% 0 .19% 0 .19%
Net investment income ..................................
2 .14% 2 .12% 1 .75% 2 .15% 2 .46%
Supplemental Data
Net assets, end of year (000) ..............................
$ 56,180,891  $ 50,595,080  $ 57,965,518  $ 51,108,565  $ 31,175,791
Portfolio turnover rate
(f)
..................................
14% 15% 17% 18% 16%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.

Notes to Financial Statements
48
2024
iShares Annual Report to Shareholders
1. Organization
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of March 31, 2024, if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income, and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
The portion of distributions that exceeds each Fund’s current and accumulated earnings and profits will constitute a non-taxable return of capital. Distributions in excess of each Fund’s minimum distribution requirements, but not in excess of the Fund’s earning and profits, will be taxable to the Fund’s shareholders and will not constitute non-
taxable returns of capital. Return of capital distributions will reduce a shareholder’s cost basis and will result in higher capital gains or lower capital losses when each Fund’s shares on which distributions were received are sold. Once a shareholder’s cost basis is reduced to zero, further distributions will be treated as capital gains.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
iShares ETF
Diversification
Classification
Russell 1000 ........................................................................................................ Diversified
Russell 1000 Growth
(a)
................................................................................................. Diversified
Russell 1000 Value ................................................................................................... Diversified
(a)
The Fund intends to be diversified in approximately the same proportion as its underlying index is diversified. The Fund may become non-diversified, as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of its underlying index. Shareholder approval will not be sought if the Fund crosses from diversified to non-diversified status due solely to a change in its relative market capitalization or index weighting of one or more constituents of its underlying index.

Notes to Financial Statements
( continued)
49
Notes to Financial Statements
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower

Notes to Financial Statements
(continued)
50
2024
iShares Annual Report to Shareholders
default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
(b)
Russell 1000
Barclays Bank PLC ............................................... $ 20,885,732 $ (20,885,732) $ — $ —
Barclays Capital, Inc. ............................................. 2,628,136 (2,628,136) — —
BNP Paribas SA ................................................. 12,977,664 (12,977,664) — —
BofA Securities, Inc. .............................................. 8,508,414 (8,508,414) — —
Citadel Clearing LLC .............................................. 213,419 (213,419) — —
Citigroup Global Markets, Inc. ........................................ 4,683,417 (4,683,417) — —
Goldman Sachs & Co. LLC ......................................... 10,557,316 (10,557,316) — —
HSBC Bank PLC ................................................ 918,301 (918,301) — —
J.P. Morgan Securities LLC ......................................... 23,242,022 (23,242,022) — —
Jefferies LLC ................................................... 2,829,944 (2,829,944) — —
Morgan Stanley ................................................. 14,967,833 (14,967,833) — —
National Financial Services LLC ...................................... 2,266,937 (2,266,937) — —
Natixis SA ..................................................... 3,565,648 (3,565,648) — —
RBC Capital Markets LLC .......................................... 2,910,823 (2,910,823) — —
Scotia Capital (USA), Inc. .......................................... 4,133,442 (4,133,442) — —
Scotia Capital, Inc. ............................................... 61,569 (61,569) — —
SG Americas Securities LLC ........................................ 3,219,346 (3,219,346) — —
State Street Bank & Trust Co. ........................................ 1,474,544 (1,474,544) — —
Toronto-Dominion Bank ............................................ 12,906,226 (12,906,226) — —
UBS AG ...................................................... 3,276,662 (3,276,662) — —
Virtu Americas LLC ............................................... 485,730 (485,730) — —
Wells Fargo Bank NA ............................................. 976,420 (976,420) — —
Wells Fargo Securities LLC ......................................... 1,290,695 (1,290,695) — —
$ 138,980,240 $ (138,980,240)
$ —
$ —
a

Notes to Financial Statements
( continued)
51
Notes to Financial Statements
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
(b)
Russell 1000 Growth
Barclays Bank PLC ............................................... $ 64,258,095 $ (64,258,095) $ — $ —
Barclays Capital, Inc. ............................................. 2,955,084 (2,955,084) — —
BNP Paribas SA ................................................. 31,825,557 (31,825,557) — —
BofA Securities, Inc. .............................................. 26,615,183 (26,615,183) — —
Citadel Clearing LLC .............................................. 6,024,343 (6,024,343) — —
Citigroup Global Markets, Inc. ........................................ 8,866,166 (8,866,166) — —
Goldman Sachs & Co. LLC ......................................... 60,724,087 (60,724,087) — —
HSBC Bank PLC ................................................ 26,432,156 (26,432,156) — —
J.P. Morgan Securities LLC ......................................... 111,197,437 (111,197,437) — —
Jefferies LLC ................................................... 1,261,176 (1,261,176) — —
Morgan Stanley ................................................. 30,077,888 (30,077,888) — —
National Financial Services LLC ...................................... 15,448,629 (15,448,629) — —
Natixis SA ..................................................... 12,267,239 (12,267,239) — —
RBC Capital Markets LLC .......................................... 4,240,321 (4,240,321) — —
Scotia Capital (USA), Inc. .......................................... 7,794,592 (7,794,592) — —
Scotia Capital, Inc. ............................................... 62,191,017 (62,191,017) — —
SG Americas Securities LLC ........................................ 19,627,844 (19,627,844) — —
State Street Bank & Trust Co. ........................................ 6,157,867 (6,157,867) — —
Toronto-Dominion Bank ............................................ 1,291,663 (1,291,663) — —
UBS AG ...................................................... 24,003,357 (24,003,357) — —
UBS Securities LLC .............................................. 12,478,739 (12,478,739) — —
Virtu Americas LLC ............................................... 2,729,991 (2,729,991) — —
Wells Fargo Bank NA ............................................. 25,834,567 (25,834,567) — —
Wells Fargo Securities LLC ......................................... 105,619 (105,619) — —
$ 564,408,617 $ (564,408,617)
$ —
$ —
a
Russell 1000 Value
Barclays Bank PLC ............................................... 19,607,658 (19,607,658) — —
Barclays Capital, Inc. ............................................. 892,594 (892,594) — —
BMO Capital Markets Corp. ......................................... 1,006,654 (1,006,654) — —
BNP Paribas SA ................................................. 27,634,727 (27,634,727) — —
BofA Securities, Inc. .............................................. 40,943,109 (40,943,109) — —
Citadel Clearing LLC .............................................. 52,433,867 (52,433,867) — —
Citigroup Global Markets, Inc. ........................................ 2,270,919 (2,270,919) — —
Deutsche Bank Securities, Inc. ....................................... 16,907 (16,907) — —
Goldman Sachs & Co. LLC ......................................... 34,631,676 (34,631,676) — —
HSBC Bank PLC ................................................ 1,181,692 (1,181,692) — —
J.P. Morgan Securities LLC ......................................... 28,586,192 (28,586,192) — —
Jefferies LLC ................................................... 2,483,233 (2,483,233) — —
Morgan Stanley ................................................. 46,536,916 (46,536,916) — —
National Financial Services LLC ...................................... 4,209,298 (4,209,298) — —
Natixis SA ..................................................... 13,034,105 (13,034,105) — —
RBC Capital Markets LLC .......................................... 50,167,356 (50,167,356) — —
Scotia Capital (USA), Inc. .......................................... 16,145,802 (16,145,802) — —
Scotia Capital, Inc. ............................................... 11,151,022 (11,151,022) — —
SG Americas Securities LLC ........................................ 411,560 (411,560) — —
State Street Bank & Trust Co. ........................................ 2,885,197 (2,885,197) — —
Toronto-Dominion Bank ............................................ 35,567,737 (35,567,737) — —
UBS AG ...................................................... 182,973,747 (182,973,747) — —
UBS Securities LLC .............................................. 1,780,051 (1,780,051) — —
Virtu Americas LLC ............................................... 1,498,855 (1,498,855) — —
Wells Fargo Bank NA ............................................. 7,127,633 (7,127,633) — —
Wells Fargo Securities LLC ......................................... 2,346,974 (2,324,749) — 22,225
$ 587,525,481 $ (587,503,256)
$ —
$ 22,225
a
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds’ Statements of Assets and Liabilities.
(b)
The market value of the loaned securities is determined as of March 31, 2024. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

Notes to Financial Statements
(continued)
52
2024
iShares Annual Report to Shareholders
value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Derivative Financial Instruments
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and
(v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to the following Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund as follows:
For its investment advisory services to each of the iShares Russell 1000 Growth and iShares Russell 1000 Value ETFs, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
Distributor:  BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company,
N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash
Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, redemption fee, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2%
of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
iShares ETF Investment Advisory Fees
Russell 1000 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15%
Aggregate Average Daily Net Assets Investment Advisory Fees
First $121 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.2000%
Over $121 billion, up to and including $181 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.1900
Over $181 billion, up to and including $231 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.1805
Over $231 billion, up to and including $281 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.1715
Over $281 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.1630

Notes to Financial Statements
( continued)
53
Notes to Financial Statements
Pursuant to the current securities lending agreement, each Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act
iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended March 31, 2024, the Funds paid BTC the following amounts for securities lending agent services:
Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the year ended March 31, 2024, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. Purchases and Sales
For the year ended March 31, 2024, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the year ended March 31, 2024, in-kind transactions were as follows:
8. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of March 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of March 31, 2024, permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
iShares ETF Amounts
Russell 1000 ....................................................................................................... $ 913,380
Russell 1000 Growth ................................................................................................. 1,160,233
Russell 1000 Value .................................................................................................. 2,301,305
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
Russell 1000 ................................................................... $ 254,983,507  $ 173,910,800  $ (76,640,342)
Russell 1000 Growth ............................................................. 3,518,158,230  4,730,568,274  (448,924,152)
Russell 1000 Value .............................................................. 5,350,980,225  2,195,849,623  (441,813,702)
iShares ETF Purchases Sales
Russell 1000 ..................................................................................... $ 1,040,244,220  $ 1,017,912,747
Russell 1000 Growth ............................................................................... 8,625,422,637  8,605,476,651
Russell 1000 Value ................................................................................ 7,342,829,144  7,211,546,328
iShares ETF In-kind Purchases In-kind Sales
Russell 1000 ..................................................................................... $ 7,362,902,928  $ 8,126,579,244
Russell 1000 Growth ............................................................................... 10,416,800,253  9,252,896,546
Russell 1000 Value ................................................................................ 12,054,471,274  15,164,086,236

Notes to Financial Statements
(continued)
54
2024
iShares Annual Report to Shareholders
The tax character of distributions paid was as follows:
As of March 31, 2024, the tax components of accumulated net earnings (losses) were as follows:
A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-
market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.
As of March 31, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company,
iShares ETF Paid-in Capital
Accumulated
Earnings (Loss)
Russell 1000 ..................................................................................... $ 3,394,183,882  $ (3,394,183,882)
Russell 1000 Growth ............................................................................... 5,140,134,408  (5,140,134,408)
Russell 1000 Value ................................................................................ 4,512,989,616  (4,512,989,616)
iShares ETF
Year Ended
03/31/24
Year Ended
03/31/23
Russell 1000
Ordinary income .......................................................................................... $ 433,193,826  $ 422,432,329
Russell 1000 Growth
Ordinary income .......................................................................................... $ 515,727,748  $ 543,297,716
Russell 1000 Value
Ordinary income .......................................................................................... $ 1,078,895,276  $ 1,145,296,254
iShares ETF
Undistributed
Ordinary Income
Non-Expiring Capital
Loss Carryforwards
(a)
Net Unrealized Gains
(Losses)
(b)
Total
Russell 1000 .................................................
$ 7,251,170  $ (1,205,261,626) $ 7,314,541,179  $ 6,116,530,723
Russell 1000 Growth ...........................................
19,244,232  (4,949,448,222) 31,479,752,655  26,549,548,665
Russell 1000 Value ............................................
17,177,343  (4,016,769,101) 7,966,279,911  3,966,688,153
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures contracts, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, the timing and recognition of partnership income, the characterization of corporate actions and the timing and recognition of realized gains (losses) for tax purposes.
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Russell 1000 ................................................. $ 28,243,802,910  $ 9,152,252,352  $ (1,837,637,179) $ 7,314,615,173
Russell 1000 Growth ........................................... 58,251,535,108  32,615,336,591  (1,135,583,936) 31,479,752,655
Russell 1000 Value ............................................ 48,742,392,499  11,077,864,102  (3,111,306,633) 7,966,557,469

Notes to Financial Statements
( continued)
55
Notes to Financial Statements
market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund's valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service.  Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund's results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. Each Fund's ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:

Year Ended
03/31/24
Year Ended
03/31/23
iShares ETF Shares  Amount  Shares  Amount
Russell 1000
Shares sold ............................................... 29,650,000  $ 7,392,648,682  37,350,000  $ 8,061,887,621
Shares redeemed ........................................... (32,600,000) (8,159,382,554) (33,050,000) (7,190,797,118)
(2,950,000) $ (766,733,872) 4,300,000  $ 871,090,503

Notes to Financial Statements
(continued)
56
2024
iShares Annual Report to Shareholders
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
11. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
03/31/24
Year Ended
03/31/23
iShares ETF Shares Amount Shares Amount
Russell 1000 Growth
Shares sold ............................................... 37,150,000  $ 10,444,265,895  65,450,000  $ 14,964,701,868
Shares redeemed ........................................... (32,550,000) (9,274,846,131) (60,500,000) (13,984,957,208)
4,600,000  $ 1,169,419,764  4,950,000  $ 979,744,660
Russell 1000 Value
Shares sold ............................................... 76,900,000  $ 12,119,233,829  61,100,000  $ 9,177,683,939
Shares redeemed ........................................... (95,450,000) (15,167,786,773) (78,450,000) (12,028,131,137)
(18,550,000) $ (3,048,552,944) (17,350,000) $ (2,850,447,198)

Report of Independent Registered Public Accounting Firm
57
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of
iShares Trust and Shareholders of each of the three funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (three of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of March 31, 2024, the related statements of operations for the year ended March 31,
2024, the statements of changes in net assets for each of the two years in the period ended March 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of March 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended March 31, 2024 and each of the financial highlights for each of the five years in the period ended
March 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the
PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of March 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
May 23, 2024
We have served as the auditor of one or more BlackRock investment companies since 2000.
iShares Russell 1000 ETF
iShares Russell 1000 Growth ETF
iShares Russell 1000 Value ETF

Important Tax Information
(unaudited)
58
2024
iShares Annual Report to Shareholders
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended March 31, 2024 :
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified business income for individuals for the fiscal year ended March 31, 2024 :
The following percentages, or maximum percentages allowable by law, of ordinary income distributions paid during the fiscal year ended March 31, 2024 qualified for the dividends-received deduction for corporate shareholders:
iShares ETF
Qualified Dividend
Income
Russell 1000 ........................................................................................................ $ 445,032,775
Russell 1000 Growth .................................................................................................. 634,208,797
Russell 1000 Value ................................................................................................... 1,057,847,330
iShares ETF
Qualified Business
Income
Russell 1000 ........................................................................................................ $ 26,003,222
Russell 1000 Growth .................................................................................................. 18,088,549
Russell 1000 Value ................................................................................................... 77,465,210
iShares ETF
Dividends-Received
Deduction
Russell 1000 ........................................................................................................ 97 .73%
Russell 1000 Growth .................................................................................................. 100 .00
Russell 1000 Value ................................................................................................... 92 .77

Statement Regarding Liquidity Risk Management Program
(unaudited)
59
Statement Regarding Liquidity Risk Management Program
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares Russell 1000 ETF, iShares Russell 1000 Growth ETF and iShares Russell 1000 Value ETF (the “Funds” or
“ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.
The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 8, 2023 (the “Meeting”) to review the Program. The Board previously appointed
BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly
Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”).  The Report covered the period from October 1, 2022 through
September 30, 2023 (the “Program Reporting Period”).
The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays, delays in the repatriation of the local currency in certain non-U.S. countries, the continued illiquidity of Russian equity securities and the suspension of select sanctions in Venezuela.
The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:
a) The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the
Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.
b) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size utilized for liquidity classifications. The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.
c) Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. The Committee also considered that ETFs generally do not engage in borrowing.
d) The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs. However, there were no ETFs with persistent deviations of fund premium/
discount or bid/ask spreads from long-term averages over the Program Reporting Period.
e) The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review. There were no ETFs for which the custom baskets accepted by the ETF had a significant change in its liquidity profile.
There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

Supplemental Information
(unaudited)
60
2024
iShares Annual Report to Shareholders
Section 19(a) Notices
The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.
March 31, 2024
Tailored Shareholder Reports for Open-End Mutual Funds and ETFs
Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.
Premium/Discount Information
Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com .
Regulation under the Alternative Investment Fund Managers Directive
The Alternative Investment Fund Managers Directive, and its United Kingdom (“UK”) equivalent, (the “AIFMD”) impose detailed and prescriptive obligations on fund managers established in the European Union (the “EU”) and the UK. These do not currently apply to managers established outside of the EU or UK, such as BFA (the “Company”).
However, the Company is required to comply with certain disclosure, reporting and transparency obligations of the AIFMD because it has registered the iShares Russell 1000
Value ETF (the “Fund”) to be marketed to investors in the EU and/or UK.
Report on Remuneration
BlackRock has a clear and well-defined pay-for-performance philosophy, and compensation programs which support that philosophy.
BlackRock operates a total compensation model for remuneration which includes a base salary, which is contractual, and a discretionary bonus scheme. Although all employees are eligible to receive a discretionary bonus, there is no contractual obligation to make a discretionary bonus award to any employees. For senior management and staff who have the ability to materially affect the risk profile of the Fund, a significant percentage of variable remuneration is deferred over time. All employees are subject to a clawback policy.
Remuneration decisions for employees are made once annually in January following the end of the performance year, based on BlackRock’s full-year financial results and other non-financial goals and objectives. Alongside financial performance, individual total compensation is also based on strategic and operating results and other considerations such as management and leadership capabilities. No set formulas are established and no fixed benchmarks are used in determining annual incentive awards.
Annual incentive awards are paid from a bonus pool which is reviewed throughout the year by BlackRock's independent compensation committee, taking into account both actual and projected financial information together with information provided by the Enterprise Risk and Regulatory Compliance departments in relation to any activities, incidents or events that warrant consideration in making compensation decisions. Individuals are not involved in setting their own remuneration.
Each of the control functions (Enterprise Risk, Legal & Compliance, Finance, Human Resources and Internal Audit) each have their own organizational structures which are independent of the business units and therefore staff members in control functions are remunerated independently of the businesses they oversee. Functional bonus pools for those control functions are determined with reference to the performance of each individual function and the remuneration of the senior members of control functions is directly overseen by BlackRock's independent remuneration committee.
The Company is required under the AIFMD to make quantitative disclosures of remuneration. These disclosures are made in line with BlackRock’s interpretation of currently available regulatory guidance on quantitative remuneration disclosures. As market or regulatory practice develops BlackRock may consider it appropriate to make changes to the way in which quantitative remuneration disclosures are calculated. Where such changes are made, this may result in disclosures in relation to a fund not being
Total Cumulative Distributions
for the Fiscal Year
% Breakdown of the Total Cumulative
Distributions for the Fiscal Year
iShares ETF
Net
Investment
Income
Net Realized
Capital Gains
Return of
Capital
Total Per
Share
Net
Investment
Income
Net Realized
Capital Gains
Return of
Capital
Total Per
Share
Russell 1000
(a)
..................... $ 3.410584  $ —  $ 0.074158  $ 3.484742  98% — % 2% 100%
Russell 1000 Growth
(a)
............... 1.843655  —  0.108677  1.952332  94 — 6 100
Russell 1000 Value ................. 3.344639  —  —  3.344639  100 — — 100
(a)
The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

61
Supplemental Information
Supplemental Information
(unaudited) (continued)
comparable to the disclosures made in the prior year, or in relation to other BlackRock fund disclosures in that same year. BlackRock bases its proportionality approach on a combination of factors that it is entitled to take into account based on relevant guidelines.
Remuneration information at an individual AIF level is not readily available. Disclosures are provided in relation to (a) the staff of the Company; (b) staff who are senior management; (c) staff who have the ability to materially affect the risk profile of the Fund; and (d) staff of companies to which portfolio management and risk management has been formally delegated.
All individuals included in the aggregated figures disclosed are rewarded in line with BlackRock’s remuneration policy for their responsibilities across the relevant BlackRock business area. As all individuals have a number of areas of responsibilities, only the portion of remuneration for those individuals’ services attributable to the Fund is included in the aggregate figures disclosed.
Members of staff and senior management of the Company typically provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the Company and across the broader BlackRock group. Conversely, members of staff and senior management of the broader BlackRock group may provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the broader BlackRock group and of the Company. Therefore, the figures disclosed are a sum of individuals’ portion of remuneration attributable to the Company according to an objective apportionment methodology which acknowledges the multiple-service nature of the Company and the broader BlackRock group. Accordingly, the figures are not representative of any individual’s actual remuneration or their remuneration structure.
The amount of the total remuneration awarded to the Company’s staff in respect of the Company’s financial year ending December 31, 2023 was USD 5.43m. This figure is comprised of fixed remuneration of USD 0.74m and variable remuneration of USD 4.68m. There was a total of 8 beneficiaries of the remuneration described above.
The amount of the aggregate remuneration awarded by the Company in respect of the Company’s financial year ending December 31, 2023, to its senior management was
USD 3.66m, and to other members of its staff whose actions potentially have a material impact on the risk profile of the Company or its funds was USD 1.77m.
Disclosures under the EU Sustainable Finance Disclosure Regulation
The iShares Russell 1000 Value ETF (the “Fund”) is registered under the Alternative Investment Fund Managers Directive to be marketed to European Union (“EU”) investors, as noted above. As a result, certain disclosures are required under the EU Sustainable Finance Disclosure Regulation (“SFDR”).
The Fund has not been categorized under the SFDR as an “Article 8” or “Article 9” product. In addition, the Fund's investment strategy does not take into account the criteria for environmentally sustainable economic activities under the EU sustainable investment taxonomy regulation or principal adverse impacts (“PAIs”) on sustainability factors under the SFDR. PAIs are identified under the SFDR as the material impacts of investment decisions on sustainability factors relating to environmental, social and employee matters, respect for human rights, and anti-corruption and anti-bribery matters.

Trustee and Officer Information
(unaudited)
62
2024
iShares Annual Report to Shareholders
The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).
The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of open-end equity, multi-asset, index and money market funds and ETFs (the “BlackRock Multi-Asset Complex”), one complex of closed-end funds and open-end non-index fixed-income funds (including ETFs)
(the “BlackRock Fixed-Income Complex”) and one complex of ETFs (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees all of the funds within the Exchange-Traded Fund Complex, which consists of 404 funds as of March 31, 2024. With the exception of Stephen Cohen, Robert S. Kapito and Aaron
Wasserman, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito and Mr. Wasserman is
c/o BlackRock, Inc., 50 Hudson Yards, New York, NY 10001. The address of Mr. Cohen is c/o BlackRock, Inc., Drapers Gardens, 12 Throgmorton Avenue London EC2N 2DL
United Kingdom. The Board has designated John E. Kerrigan as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).
Interested Trustees
(a)
Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
(b)
Stephen Cohen is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
Independent Trustees
Name (Year of Birth) Position(s)
Principal Occupation(s)
During Past 5 Years Other Directorships Held by Trustee
Robert S. Kapito
(a)
(1957)
Trustee (since 2009). President of BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and
Head of BlackRock’s Portfolio Management Group (since its formation in 1998)
and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes
Children’s Cancer Fund (since 2002).
Director of BlackRock, Inc. (since 2006); Director
of iShares, Inc. (since 2009); Trustee of iShares
U.S. ETF Trust (since 2011).
Stephen Cohen
(b)
(1975)
Trustee (since 2024). Senior Managing Director, Head of Global Product Solutions of BlackRock, Inc.
(since 2024); Senior Managing Director, Head of Europe, Middle East and Africa
Regions of BlackRock, Inc. (2021-2024); Head of iShares Index and Wealth in
EMEA of BlackRock, Inc. (2017-2021); Global Head of Fixed Income Indexing of
BlackRock, Inc. (2016-2017); Chief Investment Strategist for International Fixed
Income and iShares of BlackRock, Inc. (2011-2015).
Director of iShares, Inc. (since 2024); Trustee of
iShares U.S. ETF Trust (since 2024).
Name (Year of Birth) Position(s)
Principal Occupation(s)
During Past 5 Years Other Directorships Held by Trustee
John E.
Kerrigan (1955)
Trustee (since 2005);
Independent Board Chair
(since 2022).
Chief Investment Officer, Santa Clara University (since 2002). Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011);
Independent Board Chair of iShares, Inc. and
iShares U.S. ETF Trust (since 2022).
Jane D.
Carlin (1956)
Trustee (since 2015);
Risk Committee Chair
(since 2016).
Consultant (since 2012); Member of the Audit Committee (2012-2018), Chair of
the Nominating and Governance Committee (2017-2018) and Director of PHH
Corporation (mortgage solutions) (2012-2018); Managing Director and Global
Head of Financial Holding Company Governance & Assurance and the Global
Head of Operational Risk Management of Morgan Stanley (2006-2012).
Director of iShares, Inc. (since 2015); Trustee of
iShares U.S. ETF Trust (since 2015); Member
of the Audit Committee (since 2016), Chair of
the Audit Committee (since 2020) and Director
of The Hanover Insurance Group, Inc. (since
2016).
Richard L.
Fagnani (1954)
Trustee (since 2017);
Audit Committee Chair
(since 2019).
Partner, KPMG LLP (2002-2016); Director of One Generation Away (since 2021). Director of iShares, Inc. (since 2017); Trustee of
iShares U.S. ETF Trust (since 2017).
Cecilia H.
Herbert (1949)
Trustee (since 2005);
Nominating and
Governance and Equity
Plus Committee Chairs
(since 2022).
Chair of the Finance Committee (since 2019) and Trustee and Member of the
Finance, Audit and Quality Committees of Stanford Health Care (since 2016);
Trustee of WNET, New York’s public media company (since 2011) and Member of the Audit Committee (since 2018), Investment Committee (since 2011) and
Personnel Committee (since 2022); Member of the Wyoming State Investment
Funds Committee (since 2022); Trustee of Forward Funds (14 portfolios) (2009-
2018); Trustee of Salient MF Trust (4 portfolios) (2015-2018); Director of the
Jackson Hole Center for the Arts (since 2021).
Director of iShares, Inc. (since 2005); Trustee of
iShares U.S. ETF Trust (since 2011).
Drew E.
Lawton (1959)
Trustee (since 2017);
15(c) Committee Chair
(since 2017).
Senior Managing Director of New York Life Insurance Company (2010-2015). Director of iShares, Inc. (since 2017); Trustee of
iShares U.S. ETF Trust (since 2017); Director of
Jackson Financial Inc. (since 2021).

Trustee and Officer Information
(unaudited) ( continued)
63
Trustee and Officer Information
Officers
Name (Year of Birth) Position(s)
Principal Occupation(s)
During Past 5 Years Other Directorships Held by Trustee
John E.
Martinez (1961)
Trustee (since 2003);
Securities Lending
Committee Chair (since
2019).
Director of Real Estate Equity Exchange, Inc. (since 2005); Director of Cloudera
Foundation (2017-2020); and Director of Reading Partners (2012-2016).
Director of iShares, Inc. (since 2003); Trustee of
iShares U.S. ETF Trust (since 2011).
Madhav V.
Rajan (1964)
Trustee (since 2011);
Fixed Income Plus
Committee Chair (since
2019).
Dean, and George Pratt Shultz Professor of Accounting, University of Chicago
Booth School of Business (since 2017); Advisory Board Member (since 2016)
and Director (since 2020) of C.M. Capital Corporation; Chair of the Board for the
Center for Research in Security Prices, LLC (since 2020); Director of WellBe
Senior Medical (since 2023); Robert K. Jaedicke Professor of Accounting, Stanford
University Graduate School of Business (2001-2017); Professor of Law (by
courtesy), Stanford Law School (2005-2017); Senior Associate Dean for Academic
Affairs and Head of MBA Program, Stanford University Graduate School of
Business (2010-2016).
Director of iShares, Inc. (since 2011); Trustee of
iShares U.S. ETF Trust (since 2011).
Name (Year of Birth) Position(s)
Principal Occupation(s)
During Past 5 Years
Jessica Tan (1980) President (since 2024). Managing Director of BlackRock, Inc. (since 2015); Head of Global Product Solutions, Americas of BlackRock, Inc. (since 2024) and
Head of Sustainable and Transition Solutions of BlackRock, Inc. (2022-2024); Global Head of Corporate Strategy of BlackRock, Inc.
(2019-2022); Chief of Staff to the CEO of BlackRock, Inc. (2017-2019).
Trent
Walker (1974)
Treasurer and Chief
Financial Officer (since
2020).
Managing Director of BlackRock, Inc. (since 2019); Chief Financial Officer of iShares Delaware Trust Sponsor LLC, BlackRock
Funds, BlackRock Funds II, BlackRock Funds IV, BlackRock Funds V and BlackRock Funds VI (since 2021).
Aaron Wasserman
(1974)
Chief Compliance
Officer (since 2023).
Managing Director of BlackRock, Inc. (since 2018); Chief Compliance Officer of the BlackRock Multi-Asset Complex, the BlackRock
Fixed-Income Complex and the Exchange-Traded Fund Complex (since 2023); Deputy Chief Compliance Officer for the BlackRock
Multi-Asset Complex, the BlackRock Fixed-Income Complex and the Exchange-Traded Fund Complex (2014-2023).
Marisa
Rolland (1980)
Secretary (since 2022). Managing Director of BlackRock, Inc. (since 2023); Director of BlackRock, Inc. (2018-2022).
Rachel
Aguirre (1982)
Executive Vice President
(since 2022).
Managing Director of BlackRock, Inc. (since 2018); Head of U.S. iShares Product (since 2022); Head of EII U.S. Product
Engineering of BlackRock, Inc. (since 2021); Co-Head of EII’s Americas Portfolio Engineering of BlackRock, Inc. (2020-2021); Head
of Developed Markets Portfolio Engineering of BlackRock, Inc. (2016-2019).
Jennifer
Hsui (1976)
Executive Vice President
(since 2022).
Managing Director of BlackRock, Inc. (since 2009); Co-Head of Index Equity of BlackRock, Inc. (since 2022).
James
Mauro (1970)
Executive Vice President
(since 2022).
Managing Director of BlackRock, Inc. (since 2010); Head of Fixed Income Index Investments in the Americas and Head of San
Francisco Core Portfolio Management of BlackRock, Inc. (since 2020).
Effective July 1, 2023, Aaron Wasserman replaced Charles Park as Chief Compliance Officer.
Effective February 1, 2024, Salim Ramji resigned as Trustee of the Trust.
Effective March 5, 2024, Stephen Cohen replaced Salim Ramji as Trustee of the Trust.
Effective March 5, 2024, Dominik Rohé resigned as President of the Trust.
Effective March 5, 2024, Jessica Tan replaced Dominik Rohé as President of the Trust.
Effective April 8, 2024, Laura Fergerson was appointed as Trustee of the Trust.
Effective April 8, 2024, James Lam was appointed as Trustee of the Trust.
Independent Trustees (
continued
)

General Information
64
2024
iShares Annual Report to Shareholders
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
Go to icsdelivery.com .
If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
Availability of Quarterly Schedule of Investments
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT.
The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov . Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports .
Availability of Proxy Voting Policies and Proxy Voting Records
A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares
Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free
1-800-474-2737; (2) on the iShares website at iShares.com ; and (3) on the SEC website at sec.gov .
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com .

Glossary of Terms Used in this Report
65
Glossary of Terms Used in this Report
Portfolio Abbreviation
NVS Non-Voting Shares
REIT Real Estate Investment Trust

iS-AR-317-0324
Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by FTSE Russell, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

March 31, 2024
iShares Trust
iShares Focused Value Factor ETF | FOVL | NYSE Arca
iShares US Small Cap Value Factor ETF | SVAL | Cboe BZX
2024 Annual Report

Dear Shareholder,
The combination of continued economic growth and cooling inflation provided a supportive backdrop for investors during the 12-month reporting period ended March 31, 2024. Higher interest rates helped to rein in inflation, and the Consumer Price Index decelerated substantially while remaining above pre-pandemic levels. A moderating labor market helped ease inflationary pressure, although wages continued to grow.
Wage and job growth powered robust consumer spending, backstopping the economy. On October 7,
2023, Hamas launched a horrific attack on Israel. The ensuing war has had a significant humanitarian impact and could lead to heightened economic and market volatility. We see geopolitics as a structural market risk going forward. See our geopolitical risk dashboard at blackrock.com for more details.
Equity returns were robust during the period, as interest rates stabilized and the economy proved to be more resilient than many investors expected. The U.S. economy continued to show strength, and growth further accelerated in the second half of 2023. Large-capitalization U.S. stocks posted particularly substantial gains, supported by the performance of a few notable technology companies, while small-
capitalization U.S. stocks’ advance was slower but still robust. Meanwhile, international developed market equities also gained strongly, while emerging market stocks advanced at a more modest pace.
The 10-year U.S. Treasury yield rose during the reporting period, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. However, higher yields drove positive returns overall for 10-year U.S. Treasuries and solid gains in shorter-duration U.S. Treasuries. The corporate bond market benefited from improving economic sentiment, although high-yield corporate bond prices fared significantly better than investment-grade bonds as demand from yield-seeking investors remained strong.
The U.S. Federal Reserve (the “Fed”), attempting to manage persistent inflation, raised interest rates twice during the 12-month period, but paused its tightening after its July meeting. The Fed also continued
to reduce its balance sheet by not replacing some of the securities that reach maturity.
Supply constraints appear to have become an embedded feature of the new macroeconomic environment, making it difficult for developed economies to increase production without sparking higher inflation.
Geopolitical fragmentation and an aging population risk further exacerbating these constraints, keeping the labor market tight and wage growth high. Although the Fed has stopped tightening for now, we believe that the new economic regime means that the Fed will need to maintain high rates for an extended period despite the market’s hopes for rapid interest rate cuts, as reflected in the ongoing rally. In this new regime, we anticipate greater volatility and dispersion of returns, creating more opportunities for selective portfolio management.
Looking at developed market stocks, we have an overweight stance on U.S. stocks overall, particularly given the promise of emerging AI technologies. We are also overweight Japanese stocks as shareholder-
friendly policies generate increased investor interest, although we maintain an underweight stance on
European stocks. In credit, there are selective opportunities in the near term despite tighter credit and financial conditions. For fixed income investing with a six- to twelve-month horizon, we see the most attractive investments in short-term U.S. Treasuries and hard-currency emerging market bonds.
Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock, Inc.
The Markets in Review
Rob Kapito
President, BlackRock, Inc.
Total Returns as of March 31, 2024
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
6-Month 12-Month
U.S. large cap equities
(S&P 500
®
Index)
23.48% 29.88%
U.S. small cap equities
(Russell 2000
®
Index)
19.94 19.71
International equities
(MSCI Europe, Australasia,
Far East Index)
16.81 15.32
Emerging market equities
(MSCI Emerging Markets
Index)
10.42 8.15
3-month Treasury bills
(ICE BofA 3-Month U.S.
Treasury Bill Index)
2.68 5.24
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
4.88 (2.44)
U.S. investment grade bonds
(Bloomberg U.S. Aggregate
Bond Index)
5.99 1.70
Tax-exempt municipal bonds
(Bloomberg Municipal Bond
Index)
7.48 3.13
U.S. high yield bonds
(Bloomberg U.S. Corporate
High Yield 2% Issuer Capped
Index)
8.73 11.15
2
This Page is not Part of Your Fund Report

Page
3
The Markets in Review ................................................................................................... 2
Annual Report:

Financial Statements:

Important Tax Information
(unaudited)
................................................................................................. 34

Market Overview
4
2024
iShares Annual Report to Shareholders
iShares Trust
Domestic Market Overview
U.S. stocks advanced for the 12 months ended March 31, 2024 (“reporting period”), when the Russell 3000
®
Index, a broad measure of U.S. equity market performance,
returned 29.29%. The economy showed notable resilience even as interest rates rose, and analysts’ optimism about the economy’s trajectory improved. Meanwhile, inflation decelerated notably, enabling a pause in monetary policy tightening and providing a supportive backdrop for equities.
The U.S. economy grew at a robust pace in 2023 despite concerns about the impact of higher interest rates on growth. The U.S. consumer helped to power the expansion, as consumer spending continued to grow in both nominal and real (inflation-adjusted) terms. A strong labor market bolstered consumer spending, as employers continued to add jobs, and average hourly wages increased notably. Consumer spending was also supported by higher asset values, as both home prices and strong equity performance increased household net worth. Government spending also stimulated the economy, as the federal deficit increased amid rising expenditures, while state and local governments also boosted spending to fill personnel vacancies.
Despite high spending and healthy household balance sheets, consumer sentiment remained below pre-pandemic levels, as elevated inflation and high interest rates weighed on consumers’ outlook. While inflation declined early in the reporting period — decreasing from 4.9% in April 2023 to 3% in June 2023 — it remained stubbornly persistent thereafter, fluctuating between 3% and 4%, above the pre-pandemic average. While improved supply chains eased goods inflation, the tight labor market kept labor costs near record highs, and growing services inflation was a significant driver of inflation’s overall persistence.
To counteract inflation, the U.S. Federal Reserve (“Fed”) raised interest rates twice early in the reporting period, reaching the highest level since 2001. However, the Fed paused its interest rate increases thereafter as inflation edged down, keeping interest rates steady after its July 2023 meeting. The Fed also continued to decrease the size of its balance sheet by reducing the store of U.S. Treasuries it had accumulated to stabilize markets in the early phases of the coronavirus pandemic. Projections released by the Fed late in the reporting period included several interest rate decreases later in 2024, as it forecast inflation would continue to moderate despite the robust economy.
The strong economy supported corporate profits, which grew substantially in the last three quarters of 2023. Despite higher input costs, companies were able to raise prices sufficiently to widen profit margins, as the U.S. consumer continued to spend. Firms increasingly kept assets in short-term investments that earned higher yields due to elevated interest rates. This helped to mitigate the negative impact of higher borrowing costs, which drove a rise in interest expense. Innovations in computing also drove enthusiasm for equities, as new technologies drove hopes for economy-wide improvements in productivity.
Despite the strong economic conditions during the reporting period, analysts noted several areas of caution about potential disruptions to markets. Geopolitical tensions were high amid Russia’s ongoing invasion of Ukraine and fighting in Gaza following Hamas’ terrorist attack on Israel. Missile attacks on a major shipping lane in the Middle
East raised concerns about a wider conflict while disrupting some supply chains. While inflation declined during the reporting period, it remained more persistent than some analysts expected, raising concerns about the effect of continued inflation on the Fed’s interest rate policy.

iShares
®
Focused Value Factor ETF
5
Fund Summary
Fund Summary
as of March 31, 2024
Investment Objective
The iShares Focused Value Factor ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. large- and mid-capitalization stocks with prominent value characteristics, as represented by the Focused Value Select Index (the “Index”) and determined by the Index provider, FTSE Russell. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
GROWTH OF $10,000 INVESTMENT
(SINCE INCEPTION AT NET ASSET VALUE)
The inception date of the Fund was March 19, 2019. The first day of secondary market trading was March 21, 2019.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Average Annual Total Returns Cumulative Total Returns
1 Year 5 Years Since Inception 1 Year 5 Years Since Inception
Fund NAV .................................. 28.44% 8.63% 8.21% 28.44% 51.25% 48.80%
Fund Market ................................
28.67 8.64 8.22 – % 28.67 51.35 48.87
Index ..................................... 28.87 8.93 8.52 28.87 53.40 50.94
Actual Hypothetical 5% Return
Beginning
Account Value
(10/01/23)
Ending
Account Value
(03/31/24)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(10/01/23)
Ending
Account Value
(03/31/24)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 1,268.30  $ 1.42  $ 1,000.00  $ 1,023.75  $ 1.26  0.25%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Fund Summary
as of March 31, 2024 (continued)
iShares
®
Focused Value Factor ETF
6
2024
iShares Annual Report to Shareholders
Portfolio Management Commentary
Large and mid-capitalization U.S. stocks with prominent value characteristics gained substantially for the reporting period, as receding inflation, shifting monetary policy, and robust U.S. economic growth supported equities. The financials sector contributed the most to the Index’s return, as interest rates rose to the highest levels in 22 years while the economy remained fundamentally healthy. Regional banks, which operate locally but may offer national services, advanced strongly amid a recovery in investor sentiment following a prominent regional bank failure in May 2023.
While the environment for regional banks was challenging early in the reporting period, improving economic and financial conditions drove a rebound in regional banking stocks as the reporting period continued. Higher net interest income (the difference between the interest received from a bank’s assets and the interest paid on deposits) helped to partially offset declining non-interest income and higher expenses from provisions for credit losses.
The investment banking and brokerage industry also gained, as growth in new client accounts mitigated a decrease in customer trading, and revenues from wealth management grew. Furthermore, analysts anticipated improving conditions for dealmaking activity, The consumer finance industry advanced amid a proposed merger between two of the largest U.S. credit card companies.
The consumer discretionary sector contributed significantly to the Index’s performance, driven by strength in the homebuilding industry. Despite higher interest rates, low inventories for existing homes led to strong demand for new home construction. The automotive retail industry also advanced, helped by solid demand for new vehicles as the supply of used cars remained constrained.
In terms of relative performance, the Index underperformed the broader market, as represented by the Russell 1000® Index. The Index’s research-based selection process is designed to maximize exposure to the value factor. Market conditions were challenging for value-oriented stocks relative to the broader market due to the remarkable performance of growth-oriented technology stocks.
Security selection and an underweight in the information technology sector and an overweight position in the utilities sector detracted from relative performance. On the upside, security selection and an overweight position in the consumer discretionary sector contributed.
Portfolio Information
SECTOR ALLOCATION
Sector
Percent of
Total Investments
(a)
Financials ..................................... 51.0%
Materials ..................................... 13.1
Consumer Discretionary ........................... 8.1
Communication Services ........................... 7.9
Industrials ..................................... 6.8
Real Estate .................................... 4.4
Utilities ....................................... 4.1
Energy ....................................... 2.3
Information Technology ............................ 2.3
a a
(a)
Excludes money market funds.
TEN LARGEST HOLDINGS
Security
Percent of
Total Investments
(a)
Toll Brothers, Inc. ................................ 3.5%
Builders FirstSource, Inc. .......................... 3.3
Pinnacle Financial Partners, Inc. ...................... 3.3
JPMorgan Chase & Co. ........................... 3.0
Capital One Financial Corp. ......................... 2.9
Cleveland-Cliffs, Inc. ............................. 2.9
Interactive Brokers Group, Inc., Class A ................. 2.9
Webster Financial Corp. ........................... 2.9
Synovus Financial Corp. ........................... 2.9
Frontier Communications Parent, Inc. .................. 2.8
      aaa aa

iShares
®
US Small Cap Value Factor ETF
7
Fund Summary
Fund Summary
as of March 31, 2024
Investment Objective
The iShares US Small Cap Value Factor ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. small-capitalization stocks with prominent value characteristics, as represented by the Russell 2000 Focused Value Select Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
GROWTH OF $10,000 INVESTMENT
(SINCE INCEPTION AT NET ASSET VALUE)
The inception date of the Fund was October 27, 2020. The first day of secondary market trading was October 29, 2020.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Average Annual Total Returns Cumulative Total Returns
1 Year Since Inception 1 Year Since Inception
Fund NAV .............................................................. 17.93% 16.65% 17.93% 69.54%
Fund Market ............................................................
17.85 16.63 – % 17.85 69.41
Index ................................................................. 18.33 17 .04 18.33 71.50
Actual Hypothetical 5% Return
Beginning
Account Value
(10/01/23)
Ending
Account Value
(03/31/24)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(10/01/23)
Ending
Account Value
(03/31/24)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 1,173.10  $ 1.09  $ 1,000.00  $ 1,024.00  $ 1.01  0.20%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Fund Summary
as of March 31, 2024 (continued)
iShares
®
US Small Cap Value Factor ETF
8
2024
iShares Annual Report to Shareholders
Portfolio Management Commentary
Value-oriented small-capitalization U.S. stocks advanced for the reporting period, as receding inflation, shifting monetary policy, and robust U.S. economic growth supported equities. The financials sector contributed the most to the Index’s return, as interest rates rose to the highest levels in 22 years while the economy remained fundamentally healthy. Regional bank stocks gained amid a shift in the Fed’s monetary policy. Investors anticipated that looser financial conditions paired with an easing in the inflation rate would benefit regional banks, bolstering the industry. Growth in deposits and loans drove stronger-than-anticipated earnings for some regional banks, further boosting investor sentiment. The financial services industry also advanced as mortgage activity improved, with greater loan volumes for new home purchases, refinancing, and home equity lines of credit.
The industrials sector also contributed to the Index’s performance. Strong economic growth bolstered stocks in the sector, which is sensitive to overall conditions in the broader economy. The capital goods industry advanced, as permits issued for single-family home construction rose, benefiting manufacturers of building materials in the trading companies and distributors industry.
Spending on factory construction increased following the passage of federal legislation granting subsidies for certain types of production facilities, driving higher profits in the building products industry.
The consumer discretionary sector also contributed significantly to the Index’s performance. As the U.S. economy continued to expand, consumers increased their spending at a robust pace. The household durables industry gained, as homebuilders benefited from stabilizing interest rates, solid demand for starter homes, and faster build times. The specialty retail industry advanced, as online sales grew amid enhanced approaches to customer engagement.
The Index’s investment process seeks concentrated exposure to small size and value factors with a rules-based approach that uses liquidity, risk, debt, and sentiment screens to select stocks.
The Index underperformed the broad small-capitalization market, as represented by the Russell 2000® Index. Stock selection and sector allocation from an overweight position in the financials sector was the largest detractor from the Index’s relative performance for the reporting period, which was partially offset by solid security selection in the industrials sector.
Portfolio Information
SECTOR ALLOCATION
Sector
Percent of
Total Investments
(a)
Financials ..................................... 43.4%
Industrials ..................................... 14.4
Consumer Discretionary ........................... 14.0
Energy ....................................... 12.5
Materials ..................................... 5.6
Real Estate .................................... 3.2
Consumer Staples ............................... 2.0
Information Technology ............................ 1.9
Communication Services ........................... 1.2
Other (each representing less than 1%) ................. 1.8
a a
(a)
Excludes money market funds.
TEN LARGEST HOLDINGS
Security
Percent of
Total Investments
(a)
Permian Resources Corp., Class A .................... 0.9%
Interface, Inc. .................................. 0.6
SkyWest, Inc. .................................. 0.6
M/I Homes, Inc. ................................. 0.6
Hibbett, Inc. ................................... 0.6
Patrick Industries, Inc. ............................ 0.6
VAALCO Energy, Inc. ............................. 0.6
BlueLinx Holdings, Inc. ............................ 0.6
Merchants Bancorp .............................. 0.5
American Eagle Outfitters, Inc. ....................... 0.5
aaa aa

About Fund Performance
9
About Fund Performance/Disclosure of Expenses
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com . Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.
Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the
NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, index returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, index returns would be lower.
Disclosure of Expenses
Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2)
ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.
The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”
The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5%
hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Schedule of Investments
March 31, 2024
iShares
®
Focused Value Factor ETF
(Percentages shown are based on Net Assets)
10
2024
iShares Annual Report to Shareholders
Security Shares Value
a
Common Stocks
Automobiles  —  2 .4%
Thor Industries, Inc. ....................... 3,933 $ 461,498
a
Banks  —  17 .2%
First Hawaiian, Inc. ....................... 22,681 498,075
FNB Corp. ............................. 35,549 501,241
JPMorgan Chase & Co. .................... 2,796 560,039
Pinnacle Financial Partners, Inc. ............... 7,185 617,048
Synovus Financial Corp. .................... 13,456 539,047
Webster Financial Corp. .................... 10,773 546,945
3,262,395
a
Building Products  —  3 .3%
Builders FirstSource, Inc.
(a)
.................. 2,993 624,190
a
Capital Markets  —  13 .0%
Affiliated Managers Group, Inc. ............... 2,716 454,849
Interactive Brokers Group, Inc. , Class A .......... 4,900 547,379
Janus Henderson Group PLC ................ 14,924 490,850
State Street Corp. ........................ 5,582 431,600
Stifel Financial Corp. ...................... 6,816 532,807
2,457,485
a
Chemicals  —  5 .1%
LyondellBasell Industries NV , Class A ........... 4,433 453,407
Westlake Corp. .......................... 3,407 520,590
973,997
a
Consumer Finance  —  5 .3%
Capital One Financial Corp. .................. 3,718 553,573
Discover Financial Services .................. 3,496 458,291
1,011,864
a
Diversified Telecommunication Services  —  5 .2%
AT&T, Inc. .............................. 25,497 448,747
Frontier Communications Parent, Inc.
(a) (b)
......... 21,902 536,599
985,346
a
Electric Utilities  —  4 .1%
Avangrid, Inc. ........................... 10,841 395,046
Pinnacle West Capital Corp. ................. 4,997 373,426
768,472
a
Entertainment  —  0 .7%
Liberty Media Corp.-Liberty Live , Series C
(a) (b)
...... 3,120 136,718
a
Ground Transportation  —  1 .7%
Schneider National, Inc. , Class B .............. 14,223 322,009
a
Household Durables  —  3 .5%
Toll Brothers, Inc. ......................... 5,148 665,997
a
Insurance  —  15 .2%
Axis Capital Holdings Ltd. ................... 7,555 491,226
CNA Financial Corp. ....................... 10,540 478,727
Old Republic International Corp. ............... 16,172 496,804
Principal Financial Group, Inc. ................ 5,367 463,225
Unum Group ............................ 7,659 410,982
White Mountains Insurance Group Ltd. .......... 293 525,730
2,866,694
a
Media  —  2 .0%
Liberty Media Corp.-Liberty SiriusXM , Series C ,
NVS
(a) (b)
............................. 12,480 370,781
a
Security Shares Value
a
Metals & Mining  —  5 .5%
Cleveland-Cliffs, Inc.
(a)
..................... 24,286 $ 552,263
Nucor Corp. ............................ 2,482 491,188
1,043,451
a
Office REITs  —  2 .3%
Cousins Properties, Inc. .................... 17,853 429,186
a
Oil, Gas & Consumable Fuels  —  2 .3%
Kinder Morgan, Inc. , Class P ................. 23,617 433,136
a
Paper & Forest Products  —  2 .4%
Louisiana-Pacific Corp. ..................... 5,448 457,142
a
Passenger Airlines  —  1 .7%
Alaska Air Group, Inc.
(a)
..................... 7,654 329,046
a
Real Estate Management & Development  —  2 .1%
Zillow Group, Inc. , Class C , NVS
(a)
............. 8,099 395,069
a
Specialty Retail  —  2 .2%
AutoNation, Inc.
(a)
......................... 2,473 409,479
a
Technology Hardware, Storage & Peripherals  —  2 .3%
Hewlett Packard Enterprise Co. ............... 24,229 429,580
a
Total Long-Term Investments — 99.5%
(Cost: $ 15,680,017 ) ................................. 18,833,535
a
Short-Term Securities
Money Market Funds  —  5 .8%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.50%
(c) (d) (e)
...................... 1,057,759 1,058,182
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.29%
(c) (d)
............................ 35,635 35,635
a
Total Short-Term Securities — 5.8%
(Cost: $ 1,093,835 ) .................................. 1,093,817
Total Investments — 105.3%
(Cost: $ 16,773,852 ) ................................. 19,927,352
Liabilities in Excess of Other Assets — ( 5 .3 ) % ............... (1,009,623)
Net Assets — 100.0% ................................. $ 18,917,729
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

iShares
®
Focused Value Factor ETF
Schedule of Investments
(continued)
March 31, 2024
11
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended March 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/24
  Shares Held
at 03/31/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ —  $ 1,058,133
(a)
$ —  $ 67  $ (18) $ 1,058,182  1,057,759  $ 1,254
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares . 32,125  3,510
(a)
—  —  —  35,635  35,635  2,456  —
$ 67  $ (18)
$ 1,093,817
$ 3,710  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Micro E-Mini Russell 2000 Index ............................................................ 4 06/21/24 $ 43 $ 783
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 783 $ — $ — $ — $ 783
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ 12,469 $ — $ — $ — $ 12,469
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ (1,671) $ — $ — $ — $ (1,671)

Schedule of Investments
(continued)
March 31, 2024
iShares
®
Focused Value Factor ETF
12
2024
iShares Annual Report to Shareholders
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Futures contracts
Average notional value of contracts — long ................................................................................... $ 51,295
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 18,833,535  $ —  $ —  $ 18,833,535
Short-Term Securities
Money Market Funds ...................................... 1,093,817  —  —  1,093,817
$ 19,927,352  $ —  $ —  $ 19,927,352
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 783  $ —  $ —  $ 783
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
US Small Cap Value Factor ETF
Schedule of Investments
March 31, 2024
(Percentages shown are based on Net Assets)
13
Schedule of Investments
Security Shares Value
a
Common Stocks
Air Freight & Logistics  — 0.6%
Air Transport Services Group, Inc.
(a)
............ 12,813 $ 176,307
Hub Group, Inc., Class A .................... 6,804 294,069
470,376
a
Automobile Components  — 1.2%
Dana, Inc. .............................. 18,213 231,305
LCI Industries ........................... 2,272 279,593
Patrick Industries, Inc. ..................... 3,560 425,313
936,211
a
Automobiles  — 0.4%
Winnebago Industries, Inc. .................. 4,494 332,556
a
Banks  — 36.0%
1st Source Corp. ......................... 6,348 332,762
American National Bankshares, Inc. ............ 7,042 336,326
Ameris Bancorp .......................... 6,965 336,967
Associated Banc-Corp. ..................... 15,616 335,900
Atlantic Union Bankshares Corp. .............. 9,300 328,383
Axos Financial, Inc.
(a)
...................... 7,067 381,901
Banc of California, Inc. ..................... 21,581 328,247
Bank of NT Butterfield & Son Ltd. (The) .......... 9,867 315,645
Banner Corp. ........................... 6,309 302,832
Berkshire Hills Bancorp, Inc. ................. 13,336 305,661
Brookline Bancorp, Inc. ..................... 29,350 292,326
Byline Bancorp, Inc. ....................... 13,556 294,436
Cadence Bank .......................... 12,600 365,400
Cambridge Bancorp ....................... 4,289 292,338
Capitol Federal Financial, Inc. ................ 56,012 333,831
Cathay General Bancorp .................... 7,701 291,329
Central Pacific Financial Corp. ................ 16,030 316,592
Coastal Financial Corp.
(a)
................... 6,226 242,005
Community Trust Bancorp, Inc. ............... 7,787 332,115
ConnectOne Bancorp, Inc. .................. 14,984 292,188
CVB Financial Corp. ....................... 16,447 293,414
Dime Community Bancshares, Inc. ............. 13,653 262,957
Eagle Bancorp, Inc. ....................... 12,465 292,803
Eastern Bankshares, Inc. ................... 21,306 293,597
Enterprise Financial Services Corp. ............ 7,125 288,990
FB Financial Corp. ........................ 9,421 354,795
First Bancorp ........................... 9,502 343,212
First BanCorp ........................... 19,889 348,853
First Busey Corp. ......................... 13,901 334,319
First Commonwealth Financial Corp. ............ 21,899 304,834
First Financial Bancorp ..................... 13,642 305,854
First Financial Corp. ....................... 7,890 302,424
First Interstate BancSystem, Inc., Class A ........ 10,713 291,501
First Merchants Corp. ...................... 9,604 335,180
First Mid Bancshares, Inc. ................... 10,060 328,761
Flushing Financial Corp. .................... 20,364 256,790
Fulton Financial Corp. ...................... 22,119 351,471
German American Bancorp, Inc. ............... 9,851 341,239
Glacier Bancorp, Inc. ...................... 9,375 377,625
Hancock Whitney Corp. .................... 7,223 332,547
Hanmi Financial Corp. ..................... 16,791 267,313
Heartland Financial USA, Inc. ................ 9,078 319,092
Heritage Commerce Corp. ................... 31,544 270,647
Heritage Financial Corp. .................... 16,394 317,880
Hilltop Holdings, Inc. ....................... 9,421 295,066
Home BancShares, Inc. .................... 12,759 313,489
Hope Bancorp, Inc. ....................... 30,213 347,752
Horizon Bancorp, Inc. ...................... 25,017 320,968
Independent Bank Corp. .................... 5,447 283,353
Security Shares Value
a
Banks (continued)
Lakeland Bancorp, Inc. ..................... 21,171 $ 256,169
Live Oak Bancshares, Inc. ................... 9,229 383,096
National Bank Holdings Corp., Class A .......... 8,985 324,089
NBT Bancorp, Inc. ........................ 8,437 309,469
Nicolet Bankshares, Inc.
(b)
................... 3,828 329,170
Northfield Bancorp, Inc. .................... 28,288 274,959
Northwest Bancshares, Inc. .................. 26,137 304,496
OFG Bancorp ........................... 8,955 329,634
Old National Bancorp ...................... 18,375 319,909
Old Second Bancorp, Inc. ................... 19,631 271,693
Origin Bancorp, Inc. ....................... 9,252 289,032
Pacific Premier Bancorp, Inc. ................. 11,015 264,360
Pathward Financial, Inc. .................... 5,801 292,834
Peapack-Gladstone Financial Corp. ............ 10,417 253,446
Peoples Bancorp, Inc. ..................... 10,527 311,704
Premier Financial Corp. .................... 15,661 317,918
Provident Financial Services, Inc. .............. 17,505 255,048
QCR Holdings, Inc. ....................... 5,507 334,495
Renasant Corp. .......................... 10,209 319,746
S&T Bancorp, Inc. ........................ 9,874 316,758
Sandy Spring Bancorp, Inc. .................. 12,468 289,008
Seacoast Banking Corp. of Florida ............. 12,181 309,276
Simmons First National Corp., Class A .......... 15,765 306,787
Southside Bancshares, Inc. .................. 9,316 272,307
Stellar Bancorp, Inc. ....................... 12,531 305,255
Texas Capital Bancshares, Inc.
(a)
.............. 4,531 278,883
Tompkins Financial Corp. ................... 5,450 274,080
Towne Bank ............................ 11,652 326,955
TriCo Bancshares ........................ 8,341 306,782
TrustCo Bank Corp. ....................... 9,798 275,912
Trustmark Corp. ......................... 12,305 345,893
UMB Financial Corp. ...................... 4,306 374,579
United Bankshares, Inc. .................... 9,681 346,483
Univest Financial Corp. ..................... 15,373 320,066
Valley National Bancorp .................... 31,213 248,455
Veritex Holdings, Inc. ...................... 14,896 305,219
WaFd, Inc. ............................. 10,454 303,480
Washington Trust Bancorp, Inc. ............... 10,147 272,751
Westamerica BanCorp ..................... 6,182 302,176
WSFS Financial Corp. ..................... 7,326 330,696
27,586,978
a
Broadline Retail  — 0.5%
Dillard's, Inc., Class A ...................... 808 381,085
a
Building Products  — 2.3%
American Woodmark Corp.
(a)
................. 3,533 359,165
Insteel Industries, Inc.
(b)
.................... 8,231 314,589
Quanex Building Products Corp. ............... 9,484 364,470
Resideo Technologies, Inc.
(a)
................. 16,910 379,122
UFP Industries, Inc. ....................... 2,609 320,933
1,738,279
a
Chemicals  — 1.3%
AdvanSix, Inc. ........................... 8,596 245,846
Avient Corp. ............................ 7,565 328,321
Core Molding Technologies, Inc.
(a)
.............. 9,375 177,469
LSB Industries, Inc.
(a)
...................... 26,153 229,623
981,259
a
Commercial Services & Supplies  — 2.3%
Aris Water Solutions, Inc., Class A ............. 26,772 378,824
CoreCivic, Inc.
(a)
......................... 23,749 370,722
Interface, Inc. ........................... 27,235 458,093
MillerKnoll, Inc. .......................... 10,927 270,552

Schedule of Investments
(continued)
March 31, 2024
iShares
®
US Small Cap Value Factor ETF
(Percentages shown are based on Net Assets)
14
2024
iShares Annual Report to Shareholders
Security Shares Value
a
Commercial Services & Supplies (continued)
Steelcase, Inc., Class A .................... 23,920 $ 312,874
1,791,065
a
Consumer Finance  — 0.9%
LendingClub Corp.
(a)
....................... 43,800 385,002
PROG Holdings, Inc. ...................... 8,045 277,070
662,072
a
Consumer Staples Distribution & Retail  — 1.0%
Andersons, Inc. (The) ...................... 5,187 297,578
SpartanNash Co. ......................... 12,144 245,430
United Natural Foods, Inc.
(a)
.................. 18,895 217,104
760,112
a
Containers & Packaging  — 0.4%
Greif, Inc., Class A ........................ 3,999 276,131
a
Diversified Consumer Services  — 0.8%
Graham Holdings Co., Class B ................ 458 351,597
Perdoceo Education Corp. ................... 15,937 279,854
631,451
a
Diversified REITs  — 0.4%
Broadstone Net Lease, Inc. .................. 18,683 292,763
a
Electric Utilities  — 0.4%
ALLETE, Inc. ........................... 5,060 301,778
a
Electrical Equipment  — 0 .9%
Atkore, Inc. ............................. 1,791 340,935
Encore Wire Corp. ........................ 1,465 384,972
725,907
a
Electronic Equipment, Instruments & Components  — 0.7%
TTM Technologies, Inc.
(a)
.................... 20,744 324,644
Vishay Intertechnology, Inc. .................. 10,790 244,717
569,361
a
Energy Equipment & Services  — 1.8%
DMC Global, Inc.
(a)
........................ 10,919 212,811
Helmerich & Payne, Inc. .................... 6,332 266,324
Oil States International, Inc.
(a)
................. 31,921 196,633
Patterson-UTI Energy, Inc. .................. 19,305 230,502
Solaris Oilfield Infrastructure, Inc., Class A ........ 25,064 217,305
U.S. Silica Holdings, Inc.
(a)
................... 19,029 236,150
1,359,725
a
Entertainment  — 0.3%
Marcus Corp. (The) ....................... 17,259 246,113
a
Financial Services  — 2.8%
Banco Latinoamericano de Comercio Exterior SA ... 12,603 373,301
Enact Holdings, Inc. ....................... 9,812 305,938
Essent Group Ltd. ........................ 5,650 336,232
Merchants Bancorp ....................... 9,638 416,169
NMI Holdings, Inc., Class A
(a)
................. 9,863 318,969
Radian Group, Inc. ........................ 10,853 363,250
2,113,859
a
Food Products  — 0.8%
Cal-Maine Foods, Inc. ...................... 5,518 324,734
Fresh Del Monte Produce, Inc. ................ 10,340 267,910
592,644
a
Ground Transportation  — 1.5%
ArcBest Corp. ........................... 2,628 374,490
Covenant Logistics Group, Inc., Class A .......... 6,093 282,471
Security Shares Value
a
Ground Transportation (continued)
Heartland Express, Inc. ..................... 18,188 $ 217,165
Werner Enterprises, Inc. .................... 6,860 268,363
1,142,489
a
Health Care Providers & Services  — 0.6%
Fulgent Genetics, Inc.
(a)
.................... 9,991 216,805
Pediatrix Medical Group, Inc.
(a)
................ 21,022 210,850
427,655
a
Hotel & Resort REITs  — 0.8%
Apple Hospitality REIT, Inc. .................. 17,417 285,290
RLJ Lodging Trust ........................ 27,291 322,580
607,870
a
Hotels, Restaurants & Leisure  — 0.2%
Target Hospitality Corp.
(a)
................... 16,799 182,605
a
Household Durables  — 5.3%
Beazer Homes USA, Inc.
(a)
.................. 10,725 351,780
Century Communities, Inc. .................. 4,001 386,096
Ethan Allen Interiors, Inc. ................... 8,935 308,883
KB Home .............................. 5,774 409,261
La-Z-Boy, Inc. ........................... 8,652 325,488
M/I Homes, Inc.
(a)
......................... 3,179 433,266
MDC Holdings, Inc. ....................... 6,480 407,657
Meritage Homes Corp. ..................... 2,183 383,029
Taylor Morrison Home Corp.
(a)
................ 6,271 389,868
Tri Pointe Homes, Inc.
(a)
.................... 9,769 377,670
Worthington Enterprises, Inc. ................. 4,322 268,958
4,041,956
a
Insurance  — 3.4%
CNO Financial Group, Inc. ................... 11,259 309,398
Employers Holdings, Inc. .................... 6,822 309,651
Enstar Group Ltd.
(a)
....................... 1,104 343,079
Horace Mann Educators Corp. ................ 9,201 340,345
James River Group Holdings, Ltd. ............. 17,361 161,457
SiriusPoint, Ltd.
(a)
......................... 26,272 333,917
Stewart Information Services Corp. ............. 6,105 397,191
Universal Insurance Holdings, Inc. ............. 19,057 387,238
2,582,276
a
Leisure Products  — 1.0%
JAKKS Pacific, Inc.
(a)(b)
..................... 14,373 355,013
Solo Brands, Inc., Class A
(a)(b)
................. 52,425 113,762
Vista Outdoor, Inc.
(a)(b)
...................... 8,067 264,437
733,212
a
Machinery  — 1.6%
Commercial Vehicle Group, Inc.
(a)
.............. 34,430 221,385
Mueller Industries, Inc. ..................... 7,110 383,442
Titan International, Inc.
(a)
.................... 19,894 247,879
Wabash National Corp. ..................... 12,650 378,741
1,231,447
a
Marine Transportation  — 0.4%
Matson, Inc. ............................ 3,012 338,549
a
Media  — 0.9%
Stagwell, Inc., Class A
(a)
.................... 56,968 354,341
Thryv Holdings, Inc.
(a)
...................... 14,234 316,422
670,763
a
Metals & Mining  — 3.5%
Alpha Metallurgical Resources, Inc. ............ 1,028 340,443
Arch Resources, Inc., Class A ................ 1,566 251,797
Constellium SE
(a)
......................... 14,680 324,575

iShares
®
US Small Cap Value Factor ETF
Schedule of Investments
(continued)
March 31, 2024
(Percentages shown are based on Net Assets)
15
Schedule of Investments
Security Shares Value
a
Metals & Mining (continued)
Metallus, Inc.
(a)
.......................... 12,301 $ 273,697
Ramaco Resources, Inc., Class A .............. 24,311 409,397
Ryerson Holding Corp. ..................... 9,184 307,664
SunCoke Energy, Inc. ...................... 26,323 296,660
Warrior Met Coal, Inc. ...................... 5,230 317,461
Worthington Steel, Inc. ..................... 4,325 155,052
2,676,746
a
Multi-Utilities  — 0.4%
Northwestern Energy Group, Inc. .............. 5,559 283,120
a
Office REITs  — 0.7%
Easterly Government Properties, Inc. ........... 23,375 269,046
JBG SMITH Properties ..................... 18,847 302,495
571,541
a
Oil, Gas & Consumable Fuels  — 10.6%
Ardmore Shipping Corp. .................... 20,536 337,201
Berry Corp. ............................. 32,582 262,285
California Resources Corp. .................. 4,771 262,882
Civitas Resources, Inc. ..................... 3,304 250,807
CNX Resources Corp.
(a)(b)
................... 11,832 280,655
CONSOL Energy, Inc. ...................... 2,547 213,337
CVR Energy, Inc. ......................... 7,851 279,967
Delek U.S. Holdings, Inc. ................... 9,404 289,079
Dorian LPG, Ltd. ......................... 9,300 357,678
Golar LNG, Ltd. .......................... 11,013 264,973
Hallador Energy Co.
(a)
...................... 18,590 99,085
HighPeak Energy, Inc.
(b)
.................... 15,828 249,608
International Seaways, Inc. .................. 5,937 315,848
Magnolia Oil & Gas Corp., Class A ............. 11,662 302,629
Matador Resources Co. .................... 4,492 299,931
Murphy Oil Corp. ......................... 5,891 269,219
Northern Oil & Gas, Inc. .................... 6,641 263,515
Par Pacific Holdings, Inc.
(a)
.................. 7,434 275,504
Permian Resources Corp., Class A ............. 38,226 675,071
Riley Exploration Permian, Inc. ................ 8,405 277,365
Ring Energy, Inc.
(a)(b)
....................... 137,015 268,549
Scorpio Tankers, Inc. ...................... 4,937 353,242
SM Energy Co. .......................... 6,738 335,889
Talos Energy, Inc.
(a)
....................... 16,252 226,390
Teekay Tankers, Ltd., Class A ................ 6,418 374,875
VAALCO Energy, Inc. ...................... 60,861 424,201
World Kinect Corp. ........................ 11,899 314,729
8,124,514
a
Paper & Forest Products  — 0.4%
Clearwater Paper Corp.
(a)
................... 7,371 322,334
a
Passenger Airlines  — 0.6%
SkyWest, Inc.
(a)
.......................... 6,371 440,109
a
Personal Care Products  — 0.2%
Medifast, Inc. ........................... 3,575 136,994
a
Pharmaceuticals  — 0.4%
Innoviva, Inc.
(a)(b)
......................... 20,568 313,456
a
Professional Services  — 2.0%
Heidrick & Struggles International, Inc. .......... 10,678 359,421
Kelly Services, Inc., Class A, NVS ............. 14,688 367,788
Korn Ferry ............................. 5,632 370,360
Resources Connection, Inc. .................. 17,920 235,827
TrueBlue, Inc.
(a)
.......................... 18,211 228,002
1,561,398
a
Security Shares Value
a
Real Estate Management & Development  — 0.9%
Forestar Group, Inc.
(a)
...................... 9,918 $ 398,604
RMR Group, Inc. The, Class A ................ 10,896 261,504
660,108
a
Retail REITs  — 0.4%
Acadia Realty Trust ....................... 18,619 316,709
a
Semiconductors & Semiconductor Equipment  — 0.7%
Alpha & Omega Semiconductor Ltd.
(a)
........... 8,948 197,214
Amkor Technology, Inc. ..................... 11,822 381,141
578,355
a
Specialty Retail  — 4.4%
Aaron's Co., Inc. (The) ..................... 25,499 191,243
American Eagle Outfitters, Inc. ................ 16,085 414,832
Arko Corp. ............................. 37,353 212,912
Asbury Automotive Group, Inc.
(a)
............... 1,162 273,976
Big 5 Sporting Goods Corp. .................. 38,134 134,232
Caleres, Inc. ............................ 9,290 381,169
GUESS?, Inc. ........................... 12,346 388,529
Hibbett, Inc. ............................ 5,624 431,979
Monro, Inc. ............................. 9,622 303,478
ODP Corp. (The)
(a)
........................ 5,789 307,106
Signet Jewelers Ltd. ....................... 3,721 372,360
3,411,816
a
Technology Hardware, Storage & Peripherals  — 0.4%
Xerox Holdings Corp. ...................... 17,028 304,801
a
Trading Companies & Distributors  — 1.9%
BlueLinx Holdings, Inc.
(a)
.................... 3,255 423,930
Boise Cascade Co. ....................... 2,593 397,688
GMS, Inc.
(a)
............................. 4,176 406,492
Hudson Technologies, Inc.
(a)
................. 20,088 221,169
1,449,279
a
Total Long-Term Investments — 99.0%
(Cost: $71,979,441) ................................. 75,859,827
a
Short-Term Securities
Money Market Funds  —  2.9%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 5.50%
(c)(d)(e)
...................... 1,813,321 1,814,047
BlackRock Cash Funds: Treasury, SL Agency Shares,
5.29%
(c)(d)
............................ 364,659 364,659
a
Total Short-Term Securities — 2.9%
(Cost: $2,178,086) .................................. 2,178,706
Total Investments — 101.9%
(Cost: $74,157,527) ................................. 78,038,533
Liabilities in Excess of Other Assets — (1.9)% ............... (1,433,009)
Net Assets — 100.0% ................................. $ 76,605,524
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(continued)
March 31, 2024
iShares
®
US Small Cap Value Factor ETF
16
2024
iShares Annual Report to Shareholders
Derivative Financial Instruments Outstanding as of Period End
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/24
  Shares Held
at 03/31/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 3,856,572 $ — $ (2,042,791)
(a)
$ 1,028 $ (762) $ 1,814,047 1,813,321 $ 18,177
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 286,846 77,813
(a)
— — — 364,659 364,659 55,539 —
$ 1,028 $ (762)
$ 2,178,706
$ 73,716 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Micro E-Mini Russell 2000 Index ............................................................ 18 06/21/24 $ 193 $ 4,063
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a)
Termination
Date Net Notional
Accrued
Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long ........
Monthly
Goldman Sachs Bank USA
(b)
08/19/26
$ 307,114 $ 20,634
(c)
$ 327,962 0.4%
Monthly
HSBC Bank PLC
(d)
02/10/28
168,558 9,825
(e)
179,085 0.2
Monthly
JPMorgan Chase Bank NA
(f)
02/10/25
37,556 988
(g)
38,661 –
(h )
$ 31,447 $ 545,708
(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
(c)
Amount includes $(214) of net dividends, receivable for referenced securities and financing fees.
(e)
Amount includes $(702) of net dividends, payable for referenced securities and financing fees.
(g)
Amount includes $(117) of net dividends, receivable for referenced securities and financing fees.
(h)
Rounds to less than 0.1%.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
(b) (d) (f)
Range: 40 basis points 40 basis points 40 basis points
Benchmarks: USD - 1D Overnight Fed Funds Effective Rate
(FEDL01)
USD - 1D Overnight Bank Funding Rate
(OBFR01)
USD - 1D Overnight Bank Funding Rate
(OBFR01)

iShares
®
US Small Cap Value Factor ETF
Schedule of Investments
(continued)
March 31, 2024
17
Schedule of Investments
Balances Reported in the Statements of Assets and Liabilities for OTC Derivatives
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with
Goldman Sachs Bank USA as of period end, termination date August 19,
2026 :
Shares Value
% of
Basket
Value
Reference Entity — Long
Common Stocks
Banks
Preferred Bank .................... 4,272 $ 327,962 100.0%
a
Total Reference Entity — Long
327,962
Net Value of Reference Entity — Goldman Sachs Bank
USA ................................... $ 327,962
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with HSBC
Bank PLC as of period end, termination date February 10, 2028 :
Shares Value
% of
Basket
Value
Reference Entity — Long
Common Stocks
Banks
Fulton Financial Corp. ................ 40 $ 635 0.4%
Pacific Premier Bancorp, Inc. ........... 250 6,000 3.3
Preferred Bank .................... 23 1,766 1.0
Provident Financial Services, Inc. ........ 18 262 0.1
8,663
Shares Value
% of
Basket
Value
Consumer Finance
Green Dot Corporation, Class A ......... 18,266 $ 170,422 95.2%
a
Total Reference Entity — Long
179,085
Net Value of Reference Entity — HSBC Bank PLC .... $ 179,085
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with
JPMorgan Chase Bank NA as of period end, terminatio n date February 10,
2025 :
Shares Value
% of
Basket
Value
Reference Entity — Long
Common Stocks
Banks
Atlantic Union Bankshares Corp. ........ 9 $ 318 0.8%
Axos Financial, Inc. ................. 5 270 0.7
Cathay General Bancorp .............. 9 340 0.9
First BanCorp ..................... 24 421 1.1
Pacific Premier Bancorp, Inc. ........... 1,023 24,552 63.5
Seacoast Banking Corp. of Florida ....... 5 127 0.3
WaFd, Inc. ....................... 18 523 1.4
26,551
Consumer Finance
Green Dot Corporation, Class A ......... 1,298 12,110 31.3
a
Total Reference Entity — Long
38,661
Net Value of Reference Entity — JPMorgan Chase Bank
NA .................................... $ 38,661
Description
Swap Premiums
Paid
Swap Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation
OTC Swaps ................................................................. $ — $ — $ 31,447 $ —
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 4,063 $ — $ — $ — $ 4,063
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums paid .. — — 31,447 — — — 31,447
$ — $ — $ 35,510 $ — $ — $ — $ 35,510
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

Schedule of Investments
(continued)
March 31, 2024
iShares
®
US Small Cap Value Factor ETF
18
2024
iShares Annual Report to Shareholders
For the period ended March 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments – Offsetting as of Period End
The Fund’s derivative assets and liabilities (by type) were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ................................. $ — $ — $ 47,324 $ — $ — $ — $ 47,324
Swaps ........................................ — — 157,738 — — — 157,738
$ — $ — $ 205,062 $ — $ — $ — $ 205,062
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts ................................. $ — $ — $ (933) $ — $ — $ — $ (933)
Swaps ........................................ — — 32,466 — — — 32,466
$ —
$ — $ 31,533 $ — $ — $ — $ 31,533
Futures contracts
Average notional value of contracts — long ................................................................................... $ 189,113
Total return swaps
Average notional amount ............................................................................................... $ 985,337
a
Assets Liabilities
Derivative Financial Instruments:
Swaps — OTC
(a)
................................................................................ $ 31,447  $ —
Total derivative assets and liabilities in the Statements of Assets and Liabilities ........................................ $ 31,447  $ —
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”) .....................................
—  —
Total derivative assets and liabilities subject to an MNA ........................................................ $ 31,447  $ —
(a)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statements of Assets and Liabilities.
The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
a a a a a a
Counterparty
Derivative Assets
Subject to an MNA
by Counterparty
Derivatives Available
for Offset
(a)
Non-Cash
Collateral
Received
(b)
Cash
Collateral
Received
(b)
Net Amount
of Derivative
Assets
(c)
Goldman Sachs Bank USA .............................. $ 20,634  $ –  $ –  $ –  $ 20,634
HSBC Bank PLC ..................................... 9,825  –  –  –  9,825
JPMorgan Chase Bank NA .............................. 988  –  –  –  988
$ 31,447  $ –  $ –  $ –  $ 31,447
(a)
The amount of derivatives available for offset is limited to the amount of derivatives assets and/or liabilities that are subject to an MNA.
(b)
Excess of collateral pledged to the individual counterparty is not shown for financial reporting purposes.
(c)
Net amount represents the net amount receivable from the counterparty in the event of default.

iShares
®
US Small Cap Value Factor ETF
Schedule of Investments
(continued)
March 31, 2024
19
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 75,859,827  $ —  $ —  $ 75,859,827
Short-Term Securities
Money Market Funds ...................................... 2,178,706  —  —  2,178,706
$ 78,038,533  $ —  $ —  $ 78,038,533
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 4,063  $ 31,447  $ —  $ 35,510
a
(a)
Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

20
2024
iShares Annual Report to Shareholders
Statements of Assets and Liabilities
March 31, 2024
See notes to financial statements.
iShares
Focused Value
Factor ETF
iShares
US Small Cap Value
Factor ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
.................................................................... $ 18,833,535  $ 75,859,827
Investments, at value — affiliated
(c)
....................................................................... 1,093,817  2,178,706
Cash ........................................................................................... 2,338  37,785
Cash pledged:
Futures contracts ................................................................................. 3,000  13,000
Receivables:
Investments sold ................................................................................. 52,284  215,132
Securities lending income — affiliated ................................................................... 99  663
Dividends — unaffiliated ............................................................................ 22,954  92,237
Dividends — affiliated .............................................................................. 298  2,938
Unrealized appreciation on:
OTC swaps ..................................................................................... —  31,447
Total assets ......................................................................................
20,008,325  78,431,735
LIABILITIES
Collateral on securities loaned .......................................................................... 1,058,132  1,813,309
Payables:
Investments purchased ............................................................................. 28,590  —
Investment advisory fees ............................................................................ 3,871  12,902
Variation margin on futures contracts .................................................................... 3  —
Total liabilities .....................................................................................
1,090,596  1,826,211
Commitments and contingent liabilities
NET ASSETS .....................................................................................
$ 18,917,729  $ 76,605,524
NET ASSETS CONSIST OF:
Paid-in capital ..................................................................................... $ 20,694,226  $ 86,860,701
Accumulated loss .................................................................................. (1,776,497) (10,255,177)
NET ASSETS .....................................................................................
$ 18,917,729  $ 76,605,524
NET ASSET VALUE
Shares outstanding ................................................................................. 300,000  2,500,000
Net asset value .................................................................................... $ 63.06  $ 30.64
Shares authorized .................................................................................. Unlimited Unlimited
Par value ........................................................................................ None None
(a)
Securities loaned, at value .......................................................................... $ 1,027,760  $ 1,768,304
(b)
Investments, at cost — unaffiliated ..................................................................... $ 15,680,017  $ 71,979,441
(c)
Investments, at cost — affiliated ....................................................................... $ 1,093,835  $ 2,178,086

21
Financial Statements
Statements of Operations
Year Ended March 31, 2024
See notes to financial statements.
iShares
Focused Value
Factor ETF
iShares
US Small Cap Value
Factor ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................ $ 479,118  $ 2,222,218
Dividends — affiliated .............................................................................. 2,456  55,539
Interest — unaffiliated .............................................................................. 199  1,260
Securities lending income — affiliated — net ............................................................... 1,254  18,177
Foreign taxes withheld ............................................................................. (303) (3,038)
Total investment income ..............................................................................
482,724  2,294,156
EXPENSES
Investment advisory ............................................................................... 45,516  187,763
Total expenses .................................................................................... 45,516  187,763
Less: —  (20,456)
Investment advisory fees waived ....................................................................... —  (20,456)
Total expenses after fees waived ........................................................................
45,516  167,307
Net investment income ...............................................................................
437,208  2,126,849
—  —
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated ......................................................................... 254,855  (7,982,385)
Investments — affiliated ........................................................................... 67  1,028
Futures contracts ............................................................................... 12,469  47,324
In-kind redemptions — unaffiliated
(a)
................................................................... 105,013  1,570,411
Swaps   ...................................................................................... —  157,738
372,404  (6,205,884)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................................................... 3,591,772  16,629,117
Investments — affiliated ........................................................................... (18) (762)
Futures contracts ............................................................................... (1,671) (933)
Swaps   ...................................................................................... —  32,466
3,590,083  16,659,888
Net realized and unrealized gain ........................................................................
3,962,487  10,454,004
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................................
$ 4,399,695  $ 12,580,853
(a)
See Note 2 of the Notes to Financial Statements.

22
2024
iShares Annual Report to Shareholders
Statements of Changes in Net Assets
See notes to financial statements.
iShares
Focused Value Factor ETF
iShares
US Small Cap Value Factor ETF
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/24
Year Ended
03/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 437,208  $ 718,331  $ 2,126,849  $ 3,236,064
Net realized gain (loss) ......................................... 372,404  (3,887,014) (6,205,884) (2,533,049)
Net change in unrealized appreciation (depreciation) ..................... 3,590,083  (326,217) 16,659,888  (16,723,433)
Net increase (decrease) in net assets resulting from operations ................
4,399,695  (3,494,900) 12,580,853  (16,020,418)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(461,642) (726,394) (1,971,570) (3,151,456)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions ..............
(5,174,503) (10,720,408) (31,134,095) (63,196,281)
NET ASSETS
Total decrease in net assets ....................................... (1,236,450) (14,941,702) (20,524,812) (82,368,155)
Beginning of year ...............................................
20,154,179  35,095,881  97,130,336  179,498,491
End of year ...................................................
$ 18,917,729  $ 20,154,179  $ 76,605,524  $ 97,130,336
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

23
Financial Highlights
Financial Highlights
(For a share outstanding throughout each period)
See notes to financial statements.
iShares Focused Value Factor ETF
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
Year Ended
03/31/20
Net asset value, beginning of year .........................
$ 50.39  $ 58.49  $ 53.34  $ 30.23  $ 48.63
Net investment income
(a)
............................... 1 .29  1 .54  1 .71  1 .23  1 .33
Net realized and unrealized gain (loss)
(b)
.....................
12.81  ( 8 .03 ) 5 .25  23.04  (18.31)
Net increase (decrease) from investment operations ..............
14.10  ( 6 .49 ) 6 .96  24.27  (16.98)
Distributions from net investment income
(c)
..................... ( 1 .43 ) ( 1 .61 ) ( 1 .81 ) ( 1 .16 ) ( 1 .42 )
Net asset value, end of year .............................
$ 63.06  $ 50.39  $ 58.49  $ 53.34  $ 30.23
Total Return
(d)
– – – – –
Based on net asset value ................................
28.44% (11.02) % 13.20% 81.85% (35.71) %
Ratios to Average Net Assets
(e)
– – – – –
Total expenses .......................................
0 .25% 0 .25% 0 .25% 0 .25% 0 .25%
Net investment income ..................................
2 .40% 2 .94% 3 .01% 3 .20% 2 .76%
Supplemental Data
Net assets, end of year (000) ..............................
$ 18,918  $ 20,154  $ 35,096  $ 40,003  $ 18,141
Portfolio turnover rate
(f)
..................................
80% 133% 138% 70% 149%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.

24
2024
iShares Annual Report to Shareholders
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares US Small Cap Value Factor ETF
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/22
Period From
10/27/20
(a)
to 03/31/21
Net asset value, beginning of period ......................................
$ 26.61  $ 30.68  $ 30.56  $ 19.56
Net investment income
(b)
.............................................. 0 .70  0 .68  0 .57  0 .20
Net realized and unrealized gain (loss)
(c)
....................................
4 .01  ( 4 .03 ) 0 .28  10.94
Net increase (decrease) from investment operations .............................
4 .71  ( 3 .35 ) 0 .85  11.14
Distributions from net investment income
(d)
.................................... ( 0 .68 ) ( 0 .72 ) ( 0 .73 ) ( 0 .14 )
Net asset value, end of period ...........................................
$ 30.64  $ 26.61  $ 30.68  $ 30.56
Total Return
(e)
– – – –
Based on net asset value ...............................................
17.93% (10.95) % 2 .79% 57.05%
(f)
Ratios to Average Net Assets
(g)
– – – –
Total expenses ......................................................
0 .22% 0 .30% 0 .30% 0 .30%
(h)
Total expenses after fees waived ..........................................
0 .20% 0 .20% 0 .20% 0 .20%
(h)
Net investment income .................................................
2 .54% 2 .39% 1 .84% 1 .74%
(h)
Supplemental Data
Net assets, end of period (000) ...........................................
$ 76,606  $ 97,130  $ 179,498  $ 113,060
Portfolio turnover rate
(i)
.................................................
55% 71% 13% 14%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.

Notes to Financial Statements
25
Notes to Financial Statements
1. Organization
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of March 31, 2024, if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income, and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
iShares ETF
Diversification
Classification
Focused Value Factor .................................................................................................. Diversified
US Small Cap Value Factor .............................................................................................. Diversified

Notes to Financial Statements
(continued)
26
2024
iShares Annual Report to Shareholders
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in

Notes to Financial Statements
( continued)
27
Notes to Financial Statements
connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Derivative Financial Instruments
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid. Total return swaps are entered into by the iShares US Small Cap Value Factor ETF to obtain exposure to a security or market without
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
(b)
Focused Value Factor
Goldman Sachs & Co. LLC ..................................... $ 139,637  $ (139,637) $ —  $ —
J.P. Morgan Securities LLC ..................................... 482,650  (482,650) —  —
Morgan Stanley ............................................. 44,811  (44,811) —  —
Scotia Capital (USA), Inc. ...................................... 3,406  (3,406) —  —
Virtu Americas LLC ........................................... 357,256  (357,256) —  —
$ 1,027,760  $ (1,027,760)
$ —
$ —
a
US Small Cap Value Factor
Barclays Bank PLC ........................................... 261,782  (261,782) —  —
BNP Paribas SA ............................................. 19,964  (19,964) —  —
Goldman Sachs & Co. LLC ..................................... 388,808  (388,808) —  —
J.P. Morgan Securities LLC ..................................... 49,400  (48,520) —  880
Morgan Stanley ............................................. 512,962  (512,962) —  —
National Financial Services LLC .................................. 257,556  (257,556) —  —
Scotia Capital (USA), Inc. ...................................... 277,832  (277,832) —  —
$ 1,768,304  $ (1,767,424)
$ —
$ 880
a
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds’ Statements of Assets and Liabilities.
(b)
The market value of the loaned securities is determined as of March 31, 2024. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

Notes to Financial Statements
(continued)
28
2024
iShares Annual Report to Shareholders
owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket or underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instruments or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.
Certain total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.
Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Fund and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the
Statements of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statements of Assets and
Liabilities.  Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a Fund may enter into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master
Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a fund and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparty are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of
Assets and Liabilities.
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and
(v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
iShares ETF Investment Advisory Fees
Focused Value Factor . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25%
US Small Cap Value Factor . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.20

Notes to Financial Statements
( continued)
29
Notes to Financial Statements
Effective June 30, 2023, for its investment advisory services to the iShares US Small Cap Value Factor ETF, BFA is entitled to an annual investment advisory fee of 0.20%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund. Prior to June 30, 2023, BFA was entitled to an annual investment advisory fee of 0.30%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.
Expense Waivers: Prior to June 30, 2023, BFA had contractually agreed to waive a portion of its management fee such that iShares US Small Cap Value Factor ETF’s total annual fund operating expenses after the fee waiver would not exceed 0.20%. The contractual waiver was terminated as of June 30, 2023, by written agreement of the Trust and BFA.
This amount is included in investment advisory fees waived in the Statements of Operations. For the year ended March 31, 2024, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:
Distributor:  BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. Each Fund does not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company,
N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash
Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, redemption fee, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2%
of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act
iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended March 31, 2024, the Funds paid BTC the following amounts for securities lending agent services:
Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the year ended March 31, 2024, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
iShares ETF Amounts Waived
US Small Cap Value Factor ............................................................................................................................................. $ 20,456
iShares ETF Amounts
Focused Value Factor ................................................................................................. $ 510
US Small Cap Value Factor ............................................................................................. 5,311
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
Focused Value Factor ............................................................. $ 1,406,638  $ 1,726,093  $ 26,188
US Small Cap Value Factor ......................................................... 37,866  183,247  (238,663)

Notes to Financial Statements
(continued)
30
2024
iShares Annual Report to Shareholders
7. Purchases and Sales
For the year ended March 31, 2024, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the year ended March 31, 2024, in-kind transactions were as follows:
8. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of March 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of March 31, 2024, permanent differences attributable to distributions paid in excess of taxable income and realized gains (losses)
from in-kind redemptions were reclassified to the following accounts:
The tax character of distributions paid was as follows:
As of March 31, 2024, the tax components of accumulated net earnings (losses) were as follows:
For the year ended March 31, 2024, the Fund listed below utilized the following amount of its respective capital loss carryforwards.
iShares ETF Purchases Sales
Focused Value Factor ............................................................................... $ 14,687,266  $ 15,078,559
US Small Cap Value Factor ........................................................................... 45,095,642  51,160,969
iShares ETF In-kind Purchases In-kind Sales
Focused Value Factor ............................................................................... $ —  $ 5,003,036
US Small Cap Value Factor ........................................................................... 12,759,877  37,952,017
iShares ETF Paid-in Capital
Accumulated
Earnings (Loss)
Focused Value Factor ............................................................................... $ 88,026  $ (88,026)
US Small Cap Value Factor ........................................................................... 1,557,358  (1,557,358)
iShares ETF
Year Ended
03/31/24
Year Ended
03/31/23
Focused Value Factor
Ordinary income .......................................................................................... $ 461,642  $ 726,394
US Small Cap Value Factor
Ordinary income .......................................................................................... $ 1,971,570  $ 3,151,456
iShares ETF
Undistributed
Ordinary Income
Non-Expiring Capital
Loss Carryforwards
(a)
Net Unrealized Gains
(Losses)
(b)
Total
Focused Value Factor ...........................................
$ —  $ (4,927,356) $ 3,150,859  $ (1,776,497)
US Small Cap Value Factor .......................................
319,114  (14,264,195) 3,689,904  (10,255,177)
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures contracts and the accounting for swap agreements.
iShares ETF Utilized
Focused Value Factor ................................................................................................. $ 212,506

Notes to Financial Statements
( continued)
31
Notes to Financial Statements
As of March 31, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Focused Value Factor ........................................... $ 16,776,493  $ 3,460,417  $ (309,558) $ 3,150,859
US Small Cap Value Factor ....................................... 74,348,629  10,461,587  (6,771,683) 3,689,904

Notes to Financial Statements
(continued)
32
2024
iShares Annual Report to Shareholders
The Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the funds and could affect the income from, or the value or liquidity of, the fund's portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
11. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
03/31/24
Year Ended
03/31/23
iShares ETF Shares Amount Shares Amount
Focused Value Factor
Shares sold ............................................... —  $ —  50,000  $ 2,482,133
Shares redeemed ........................................... (100,000) (5,174,503) (250,000) (13,202,541)
(100,000) $ (5,174,503) (200,000) $ (10,720,408)
US Small Cap Value Factor
Shares sold ............................................... 550,000  $ 16,129,500  600,000  $ 16,584,672
Shares redeemed ........................................... (1,700,000) (47,263,595) (2,800,000) (79,780,953)
(1,150,000) $ (31,134,095) (2,200,000) $ (63,196,281)

Report of Independent Registered Public Accounting Firm
33
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of
iShares Trust and Shareholders of each of the two funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (two of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of March 31, 2024, the related statements of operations for the year ended March 31, 2024, the statements of changes in net assets for each of the two years in the period ended March 31, 2024, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of March 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended March 31, 2024 and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the
PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of March 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
May 23, 2024
We have served as the auditor of one or more BlackRock investment companies since 2000.
    iShares Focused Value Factor ETF
    iShares US Small Cap Value Factor ETF

Important Tax Information
(unaudited)
34
2024
iShares Annual Report to Shareholders
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended March 31, 2024 :
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified business income for individuals for the fiscal year ended March 31, 2024 :
The following percentages, or maximum percentages allowable by law, of ordinary income distributions paid during the fiscal year ended March 31, 2024 qualified for the dividends-received deduction for corporate shareholders:
iShares ETF
Qualified Dividend
Income
Focused Value Factor .................................................................................................. $ 411,976
US Small Cap Value Factor .............................................................................................. 1,877,995
iShares ETF
Qualified Business
Income
Focused Value Factor .................................................................................................. $ 18,078
US Small Cap Value Factor .............................................................................................. 64,974
iShares ETF
Dividends-Received
Deduction
Focused Value Factor .................................................................................................. 86 .71%
US Small Cap Value Factor .............................................................................................. 81 .90

Statement Regarding Liquidity Risk Management Program
(unaudited)
35
Statement Regarding Liquidity Risk Management Program
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares Focused Value Factor ETF and iShares US Small Cap Value Factor ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.
The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 8, 2023 (the “Meeting”) to review the Program. The Board previously appointed
BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly
Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”).  The Report covered the period from October 1, 2022 through
September 30, 2023 (the “Program Reporting Period”).
The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays, delays in the repatriation of the local currency in certain non-U.S. countries, the continued illiquidity of Russian equity securities and the suspension of select sanctions in Venezuela.
The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:
a) The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the
Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.
b) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size utilized for liquidity classifications. The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.
c) Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. The Committee also considered that ETFs generally do not engage in borrowing.
d) The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs. However, there were no ETFs with persistent deviations of fund premium/
discount or bid/ask spreads from long-term averages over the Program Reporting Period.
e) The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review. There were no ETFs for which the custom baskets accepted by the ETF had a significant change in its liquidity profile.
There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

Supplemental Information
(unaudited)
36
2024
iShares Annual Report to Shareholders
Section 19(a) Notices
The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.
March 31, 2024
Tailored Shareholder Reports for Open-End Mutual Funds and ETFs
Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.
Premium/Discount Information
Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com .
Total Cumulative Distributions
for the Fiscal Year
% Breakdown of the Total Cumulative
Distributions for the Fiscal Year
iShares ETF
Net
Investment
Income
Net Realized
Capital Gains
Return of
Capital
Total Per
Share
Net
Investment
Income
Net Realized
Capital Gains
Return of
Capital
Total Per
Share
Focused Value Factor ................ $ 1.426803  $ —  $ —  $ 1.426803  100% — % — % 100%

Trustee and Officer Information
(unaudited)
37
Trustee and Officer Information
The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).
The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of open-end equity, multi-asset, index and money market funds and ETFs (the “BlackRock Multi-Asset Complex”), one complex of closed-end funds and open-end non-index fixed-income funds (including ETFs)
(the “BlackRock Fixed-Income Complex”) and one complex of ETFs (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees all of the funds within the Exchange-Traded Fund Complex, which consists of 404 funds as of March 31, 2024. With the exception of Stephen Cohen, Robert S. Kapito and Aaron
Wasserman, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito and Mr. Wasserman is
c/o BlackRock, Inc., 50 Hudson Yards, New York, NY 10001. The address of Mr. Cohen is c/o BlackRock, Inc., Drapers Gardens, 12 Throgmorton Avenue London EC2N 2DL
United Kingdom. The Board has designated John E. Kerrigan as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).
Interested Trustees
(a)
Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
(b)
Stephen Cohen is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
Independent Trustees
Name (Year of Birth) Position(s)
Principal Occupation(s)
During Past 5 Years Other Directorships Held by Trustee
Robert S. Kapito
(a)
(1957)
Trustee (since 2009). President of BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and
Head of BlackRock’s Portfolio Management Group (since its formation in 1998)
and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes
Children’s Cancer Fund (since 2002).
Director of BlackRock, Inc. (since 2006); Director
of iShares, Inc. (since 2009); Trustee of iShares
U.S. ETF Trust (since 2011).
Stephen Cohen
(b)
(1975)
Trustee (since 2024). Senior Managing Director, Head of Global Product Solutions of BlackRock, Inc.
(since 2024); Senior Managing Director, Head of Europe, Middle East and Africa
Regions of BlackRock, Inc. (2021-2024); Head of iShares Index and Wealth in
EMEA of BlackRock, Inc. (2017-2021); Global Head of Fixed Income Indexing of
BlackRock, Inc. (2016-2017); Chief Investment Strategist for International Fixed
Income and iShares of BlackRock, Inc. (2011-2015).
Director of iShares, Inc. (since 2024); Trustee of
iShares U.S. ETF Trust (since 2024).
Name (Year of Birth) Position(s)
Principal Occupation(s)
During Past 5 Years Other Directorships Held by Trustee
John E.
Kerrigan (1955)
Trustee (since 2005);
Independent Board Chair
(since 2022).
Chief Investment Officer, Santa Clara University (since 2002). Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011);
Independent Board Chair of iShares, Inc. and
iShares U.S. ETF Trust (since 2022).
Jane D.
Carlin (1956)
Trustee (since 2015);
Risk Committee Chair
(since 2016).
Consultant (since 2012); Member of the Audit Committee (2012-2018), Chair of
the Nominating and Governance Committee (2017-2018) and Director of PHH
Corporation (mortgage solutions) (2012-2018); Managing Director and Global
Head of Financial Holding Company Governance & Assurance and the Global
Head of Operational Risk Management of Morgan Stanley (2006-2012).
Director of iShares, Inc. (since 2015); Trustee of
iShares U.S. ETF Trust (since 2015); Member
of the Audit Committee (since 2016), Chair of
the Audit Committee (since 2020) and Director
of The Hanover Insurance Group, Inc. (since
2016).
Richard L.
Fagnani (1954)
Trustee (since 2017);
Audit Committee Chair
(since 2019).
Partner, KPMG LLP (2002-2016); Director of One Generation Away (since 2021). Director of iShares, Inc. (since 2017); Trustee of
iShares U.S. ETF Trust (since 2017).
Cecilia H.
Herbert (1949)
Trustee (since 2005);
Nominating and
Governance and Equity
Plus Committee Chairs
(since 2022).
Chair of the Finance Committee (since 2019) and Trustee and Member of the
Finance, Audit and Quality Committees of Stanford Health Care (since 2016);
Trustee of WNET, New York’s public media company (since 2011) and Member of the Audit Committee (since 2018), Investment Committee (since 2011) and
Personnel Committee (since 2022); Member of the Wyoming State Investment
Funds Committee (since 2022); Trustee of Forward Funds (14 portfolios) (2009-
2018); Trustee of Salient MF Trust (4 portfolios) (2015-2018); Director of the
Jackson Hole Center for the Arts (since 2021).
Director of iShares, Inc. (since 2005); Trustee of
iShares U.S. ETF Trust (since 2011).
Drew E.
Lawton (1959)
Trustee (since 2017);
15(c) Committee Chair
(since 2017).
Senior Managing Director of New York Life Insurance Company (2010-2015). Director of iShares, Inc. (since 2017); Trustee of
iShares U.S. ETF Trust (since 2017); Director of
Jackson Financial Inc. (since 2021).

Trustee and Officer Information
(unaudited) (continued)
38
2024
iShares Annual Report to Shareholders
Officers
Name (Year of Birth) Position(s)
Principal Occupation(s)
During Past 5 Years Other Directorships Held by Trustee
John E.
Martinez (1961)
Trustee (since 2003);
Securities Lending
Committee Chair (since
2019).
Director of Real Estate Equity Exchange, Inc. (since 2005); Director of Cloudera
Foundation (2017-2020); and Director of Reading Partners (2012-2016).
Director of iShares, Inc. (since 2003); Trustee of
iShares U.S. ETF Trust (since 2011).
Madhav V.
Rajan (1964)
Trustee (since 2011);
Fixed Income Plus
Committee Chair (since
2019).
Dean, and George Pratt Shultz Professor of Accounting, University of Chicago
Booth School of Business (since 2017); Advisory Board Member (since 2016)
and Director (since 2020) of C.M. Capital Corporation; Chair of the Board for the
Center for Research in Security Prices, LLC (since 2020); Director of WellBe
Senior Medical (since 2023); Robert K. Jaedicke Professor of Accounting, Stanford
University Graduate School of Business (2001-2017); Professor of Law (by
courtesy), Stanford Law School (2005-2017); Senior Associate Dean for Academic
Affairs and Head of MBA Program, Stanford University Graduate School of
Business (2010-2016).
Director of iShares, Inc. (since 2011); Trustee of
iShares U.S. ETF Trust (since 2011).
Name (Year of Birth) Position(s)
Principal Occupation(s)
During Past 5 Years
Jessica Tan (1980) President (since 2024). Managing Director of BlackRock, Inc. (since 2015); Head of Global Product Solutions, Americas of BlackRock, Inc. (since 2024) and
Head of Sustainable and Transition Solutions of BlackRock, Inc. (2022-2024); Global Head of Corporate Strategy of BlackRock, Inc.
(2019-2022); Chief of Staff to the CEO of BlackRock, Inc. (2017-2019).
Trent
Walker (1974)
Treasurer and Chief
Financial Officer (since
2020).
Managing Director of BlackRock, Inc. (since 2019); Chief Financial Officer of iShares Delaware Trust Sponsor LLC, BlackRock
Funds, BlackRock Funds II, BlackRock Funds IV, BlackRock Funds V and BlackRock Funds VI (since 2021).
Aaron Wasserman
(1974)
Chief Compliance
Officer (since 2023).
Managing Director of BlackRock, Inc. (since 2018); Chief Compliance Officer of the BlackRock Multi-Asset Complex, the BlackRock
Fixed-Income Complex and the Exchange-Traded Fund Complex (since 2023); Deputy Chief Compliance Officer for the BlackRock
Multi-Asset Complex, the BlackRock Fixed-Income Complex and the Exchange-Traded Fund Complex (2014-2023).
Marisa
Rolland (1980)
Secretary (since 2022). Managing Director of BlackRock, Inc. (since 2023); Director of BlackRock, Inc. (2018-2022).
Rachel
Aguirre (1982)
Executive Vice President
(since 2022).
Managing Director of BlackRock, Inc. (since 2018); Head of U.S. iShares Product (since 2022); Head of EII U.S. Product
Engineering of BlackRock, Inc. (since 2021); Co-Head of EII’s Americas Portfolio Engineering of BlackRock, Inc. (2020-2021); Head
of Developed Markets Portfolio Engineering of BlackRock, Inc. (2016-2019).
Jennifer
Hsui (1976)
Executive Vice President
(since 2022).
Managing Director of BlackRock, Inc. (since 2009); Co-Head of Index Equity of BlackRock, Inc. (since 2022).
James
Mauro (1970)
Executive Vice President
(since 2022).
Managing Director of BlackRock, Inc. (since 2010); Head of Fixed Income Index Investments in the Americas and Head of San
Francisco Core Portfolio Management of BlackRock, Inc. (since 2020).
Effective July 1, 2023, Aaron Wasserman replaced Charles Park as Chief Compliance Officer.
Effective February 1, 2024, Salim Ramji resigned as Trustee of the Trust.
Effective March 5, 2024, Stephen Cohen replaced Salim Ramji as Trustee of the Trust.
Effective March 5, 2024, Dominik Rohé resigned as President of the Trust.
Effective March 5, 2024, Jessica Tan replaced Dominik Rohé as President of the Trust.
Effective April 8, 2024, Laura Fergerson was appointed as Trustee of the Trust.
Effective April 8, 2024, James Lam was appointed as Trustee of the Trust.
Independent Trustees (
continued
)

General Information
39
General Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
Go to icsdelivery.com .
If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
Availability of Quarterly Schedule of Investments
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT.
The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov . Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports .
Availability of Proxy Voting Policies and Proxy Voting Records
A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares
Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free
1-800-474-2737; (2) on the iShares website at iShares.com ; and (3) on the SEC website at sec.gov .
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com .

Glossary of Terms Used in this Report
40
2024
iShares Annual Report to Shareholders
Portfolio Abbreviation
NVS Non-Voting Shares
REIT Real Estate Investment Trust

iS-AR-320-0324
Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by FTSE Russell, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

(b) Not Applicable

Item 2.   Code of Ethics.

The registrant
has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the registrant has not amended the code of ethics and there have been no waivers granted under the code of ethics.
The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, by calling 1-800-474-2737.

Item 3.   Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that the registrant has more than one audit committee financial expert, as that term is defined under Item 3(b) and 3(c), serving on its audit committee. The audit committee financial experts serving on the registrant’s audit committee are Richard L. Fagnani and Madhav V. Rajan, all of whom are independent, as that term is defined under Item 3(a)(2).

Item 4.            Principal Accountant Fees and Services.

The principal accountant fees disclosed in items 4(a), 4(b), 4(c), 4(d) and 4(g) are for the eighteen series of the registrant for which the fiscal year-end is March 31, 2024 (the “Funds”), and whose annual financial statements are reported in Item 1.

(a)

Audit Fees
– The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Funds’ annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $242,050 for the fiscal year ended
March 31, 2023
and $242,050 for the fiscal year ended March 31, 2024.

(b)

Audit-Related Fees
– There were no fees billed for the fiscal years end
ed March 31, 2023
and March 31, 2024 for assurance and related services by the principal accountant that were reasonably related to the performance of the audit of the Fund’s financial statements and are not reported under (a) of this Item.

(c)

Tax Fees
– The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning for the Funds were $174,600 for the fiscal year ended
March 31, 2023
and $174,600 for the fiscal year ended March 31, 2024. These services related to the review of the Funds’ tax returns and excise tax calculations.

(d)

All Other Fees
– There were no other fees billed in each of the fiscal years end ed March 31, 2023 and March 31, 2024
for products and services provided by the principal accountant, other than the services reported in (a) through (c) of this Item.

(e)

(1) The registrant’s audit committee charter, as amended, provides that the audit committee is responsible for the approval, prior to appointment, of the engagement of the principal accountant to annually audit and provide their opinion on the registrant’s financial statements. The audit committee must also approve, prior to appointment, the engagement of the principal accountant to provide non-audit services to the registrant or to any entity controlling, controlled by or under common control with the registrant’s investment adviser (“Adviser Affiliate”) that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(2) There were no services described in (b) through (d) above that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)

Not Applicable

(g)

The aggregate non-audit fees billed by the registrant’s principal accountant for services rendered to the Funds, and rendered to the registrant’s investment adviser, and any Adviser Affiliate that provides ongoing services to the registrant for the last two fiscal years were $174,600 for the fiscal year ended
March 31, 2023
and $174,600 for the fiscal year ended March 31, 2024.

(h)

The registrant’s audit committee has considered whether the provision of non-audit services rendered to the registrant’s investment adviser and any Adviser Affiliate that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if any, is compatible with maintaining the principal accountant’s independence, and has determined that the provision of these services, if any, does not compromise the principal accountant’s independence.

(i)

Not Applicable

(j)

Not Applicable

Item 5.   Audit Committee of Listed Registrants.

(a)
The registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act of 1934 and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act of 1934.  The registrant’s audit committee members are Richard L. Fagnani, Cecilia H. Herbert and Madhav V. Rajan.

(b)     Not applicable.

Item 6.   Investments.

(a)

Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b)

Not applicable.

Item 7.   Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                Not applicable to the registrant.

Item 8.   Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.   Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

                Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

                There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) The President (the registrant’s Principal Executive Officer) and Treasurer and Chief Financial Officer (the registrant’s Principal Financial Officer) have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13.   Recovery of Erroneously Awarded Compensation.

Not applicable

Item 14. Exhibits.

(a) (1) Code of Ethics is not filed as an exhibit; please refer to Item 2.

(a) (2) Section 302 Certifications are attached.

(a)

(3) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

      (a) (4) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By: /s/ Jessica Tan
Jessica Tan, President (Principal Executive Officer)
Date:	May 23, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Jessica Tan
Jessica Tan, President (Principal Executive Officer)
Date:	May 23, 2024

By: /s/ Trent Walker
Trent Walker, Treasurer and Chief Financial Officer (Principal Financial Officer)
Date:	May 23, 2024